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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING BlackRock Science and Technology Opportunities Portfolio
ING Euro STOXX 50® Index Portfolio
ING FTSE 100 Index® Portfolio
ING Hang Seng Index Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING International Index Portfolio
ING Japan TOPIX Index Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING Small Company Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Consumer Discretionary: 2.3%
25,700	@	Amazon.com, Inc.	$4,036,442
18,000		Chinacache International	250,200
101,500		Matsushita Electric Industrial Co., Ltd.	1,378,501
6,200	@	Priceline.com, Inc.	2,159,708
			7,824,851
		Health Care: 4.3%
16,500		Alcon, Inc.	2,752,035
31,400	@	Biogen Idec, Inc.	1,762,168
64,600		Bristol-Myers Squibb Co.	1,751,306
21,700	@	Genzyme Corp.	1,536,143
49,200		Novartis AG	2,831,851
56,200	@	St. Jude Medical, Inc.	2,210,908
36,400	@	Thermo Fisher Scientific, Inc.	1,742,832
			14,587,243
		Industrials: 0.6%
128,400		Asahi Glass Co., Ltd.	1,309,507
7,200	L	Nidec Corp.	640,261
			1,949,768
		Information Technology: 86.9%
42,100		Accenture PLC	1,788,829
39,400	@	ACI Worldwide, Inc.	882,166
45,800	@	Acme Packet, Inc.	1,737,652
81,800	@	Adobe Systems, Inc.	2,139,070
77,400	@	Agilent Technologies, Inc.	2,582,838
103,900		Altera Corp.	3,133,624
47,000	@	Amdocs Ltd.	1,347,020
59,000		Amphenol Corp.	2,889,820
36,700	@	Anaren, Inc.	616,193
96,800	@	Apple, Inc.	27,467,000
262,700		Applied Materials, Inc.	3,068,336
115,600	@	Applied Micro Circuits Corp.	1,156,000
14,100	@	ArcSight, Inc.	614,196
135,700	@	Ariba, Inc.	2,564,730
323,600		ARM Holdings PLC	2,013,105
42,500	@	Arrow Electronics, Inc.	1,136,025
179,200	@, L	Art Technology Group, Inc.	740,096
106,300	@, L	AsiaInfo Holdings, Inc.	2,097,299
76,200	L	ASM Pacific Technology	679,026
40,900	@	Atheros Communications, Inc.	1,077,715
194,370	L	AU Optronics Corp. ADR	2,033,110
45,200	@	Autodesk, Inc.	1,445,044
60,400		Automatic Data Processing, Inc.	2,538,612
51,900	@	Avago Technologies Ltd.	1,168,269
22,400	@	Baidu.com ADR	2,298,688
90,100	@	BMC Software, Inc.	3,647,248
95,100		Broadcom Corp.	3,365,589
106,100		CA, Inc.	2,240,832
63,100	@	Camelot Information Systems, Inc. ADR	1,108,667
51,700	@, L	Cavium Networks, Inc.	1,486,892
44,400	@	Check Point Software Technologies	1,639,692
348,800	@	Cisco Systems, Inc.	7,638,720
82,700	@	Citrix Systems, Inc.	5,643,448
82,500	@	Cognizant Technology Solutions Corp.	5,318,775
65,300	@	Compellent Technologies, Inc.	1,187,154
220,300	@	Compuware Corp.	1,879,159
147,900	@	Convergys Corp.	1,545,555
162,400		Corning, Inc.	2,968,672
103,600	@	Dell, Inc.	1,342,656
206,000	@	eBay, Inc.	5,026,400
355,800	@	EMC Corp.	7,226,298
70,500	@	F5 Networks, Inc.	7,318,605
37,700	@	Fabrinet	596,414
48,400	@	Fortinet, Inc.	1,210,000
18,110	@	Google, Inc. - Class A	9,522,057
122,400		Hewlett-Packard Co.	5,149,368
384,400		Hitachi Ltd.	1,682,556
81,000	@, L	Hollysys Automation Technologies Ltd.	906,390
87,200	@	Hynix Semiconductor, Inc.	1,691,394
409,400		Intel Corp.	7,872,762
84,000		International Business Machines Corp.	11,267,760
71,800	@	Intuit, Inc.	3,145,558
131,100	@	JDS Uniphase Corp.	1,624,329
113,100	@	Juniper Networks, Inc.	3,432,585
58,200		KLA-Tencor Corp.	2,050,386
175,300		Konica Minolta Holdings, Inc.	1,718,215
76,500	@	Lam Research Corp.	3,201,525
259,400	@	Marvell Technology Group Ltd.	4,542,094
45,400	@	McAfee, Inc.	2,145,604
156,200	@, L	MEMC Electronic Materials, Inc.	1,861,904
177,700	@	Micron Technology, Inc.	1,281,217
386,500		Microsoft Corp.	9,465,385
226,000	@	Motorola, Inc.	1,927,780
96,700	@	NetApp, Inc.	4,814,693
40,800	@	Netlogic Microsystems, Inc.	1,125,264
129,600		Nokia OYJ ADR	1,299,888
115,700	@	Novellus Systems, Inc.	3,075,306
53,600	@	Open Text Corp.	2,521,344
277,800		Oracle Corp.	7,458,930
193,400	@	PMC - Sierra, Inc.	1,423,424
83,700	@	Polycom, Inc.	2,283,336
75,000	@	Progress Software Corp.	2,482,500
27,400	@, L	QLIK Technologies, Inc.	604,170
57,300	@	QLogic Corp.	1,010,772
175,380		Qualcomm, Inc.	7,913,146
49,200	@, L	Rackspace Hosting, Inc.	1,278,216
46,500	@	Radware Ltd.	1,597,740
111,900	@	Red Hat, Inc.	4,587,900
24,500	@	Research In Motion Ltd.	1,192,905
30	@	Rovi Corp.	1,512
2,700		Samsung Electronics Co., Ltd.	1,838,725
29,500	@	Sandisk Corp.	1,081,175
48,900		SAP AG ADR	2,411,259
124,300		Shinko Electric Industries	1,377,395

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
213,500		Siliconware Precision Industries Co. ADR		$1,159,305
4,000	@, L	SouFun Holdings Ltd. ADR		260,720
24,000	@	Sourcefire, Inc.		692,160
116,000	@	Symantec Corp.		1,759,720
128,100		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		1,298,934
74,700	@	Taleo Corp.		2,165,553
135,000		Tellabs, Inc.		1,005,750
76,200	@	Teradata Corp.		2,938,272
115,000	@, L	Teradyne, Inc.		1,281,100
199,400		Texas Instruments, Inc.		5,411,716
95,700	@	TTM Technologies, Inc.		936,903
89,200	@	VeriSign, Inc.		2,831,208
120,600	@	Vishay Intertechnology, Inc.		1,167,408
37,600	@	VMware, Inc.		3,193,744
102,100		Western Union Co.		1,804,107
259,800		Xerox Corp.		2,688,930
43,000		Xilinx, Inc.		1,144,230
297,500	@	Yahoo!, Inc.		4,215,575
				293,429,043
		Telecommunication Services: 2.6%
66,200	@	American Tower Corp.		3,393,412
101,400		AT&T, Inc.		2,900,040
157,300	@	VimpelCom Ltd. ADR		2,335,905
				8,629,357
		Total Common Stock
		(Cost $265,504,073)		326,420,262
SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateral(cc): 1.6%
5,305,176		BNY Mellon Overnight Government Fund (1)		5,305,176
396,801	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		317,441
		Total Short-Term Investments
		(Cost $5,701,977)		5,622,617
		Total Investments in Securities
		(Cost $271,206,050)*	98.3%	$332,042,879
		Other Assets and Liabilities - Net	1.7	5,637,042
		Net Assets	100.0%	$337,679,921

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
		to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $276,584,792.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$67,359,984
		Gross Unrealized Depreciation		(11,901,897)
		Net Unrealized Appreciation		$55,458,087

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$7,574,651	$250,200	$—	$7,824,851
Health Care	14,587,243	—	—	14,587,243
Industrials	1,949,768	—	—	1,949,768
Information Technology	293,429,043	—	—	293,429,043
Telecommunication Services	8,629,357	—	—	8,629,357
Total Common Stock	326,170,062	250,200	—	326,420,262
Short-Term Investments	5,305,176	—	317,441	5,622,617
Total Investments, at value	$331,475,238	$250,200	$317,441	$332,042,879
Other Financial Instruments+:
Forward foreign currency contracts	—	18,583	—	18,583
Total Assets	$331,475,238	$268,783	$317,441	$332,061,462

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(521,175)	$—	$(521,175)
Total Liabilities	$—	$(521,175)	$—	$(521,175)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441
Total Investments, at value	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 10,000,000	BUY	10/20/10	$119,093	$119,810	$717
Japanese Yen
JPY 43,000,000	BUY	10/20/10	500,855	515,184	14,329
Japanese Yen
JPY 27,000,000	BUY	10/20/10	319,951	323,488	3,537
					$18,583

Japanese Yen
JPY 19,401,500	SELL	10/20/10	$222,610	$232,450	$(9,840)
Japanese Yen
JPY 680,857,000	SELL	10/20/10	7,790,652	8,157,363	(366,711)
British Pound
GBP 330,000	SELL	10/20/10	507,197	518,319	(11,122)
Swiss Franc
CHF 2,368,000	SELL	10/20/10	2,277,850	2,410,268	(132,418)
British Pound
GBP 37,000	SELL	10/20/10	57,036	58,115	(1,079)
Hong Kong Sar Dollar
HKD 167,000	SELL	10/20/10	21,521	21,526	(5)
					$(521,175)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.7%
		Consumer Discretionary: 6.7%
126,646		Bayerische Motoren Werke AG	$8,883,506
351,186	@	DaimlerChrysler AG	22,225,271
101,490		LVMH Moet Hennessy Louis Vuitton S.A.	14,906,717
487,127	L	Vivendi	13,351,341
			59,366,835
		Consumer Staples: 8.3%
293,018		Anheuser-Busch InBev NV	17,249,786
240,075	L	Carrefour S.A.	12,941,167
241,380	L	Groupe Danone	14,466,608
93,911		L’Oreal S.A.	10,577,037
611,764		Unilever NV	18,319,883
			73,554,481
		Energy: 8.3%
960,026	L	ENI S.p.A.	20,743,658
311,670		Repsol YPF S.A.	8,034,633
874,826	L	Total S.A.	45,203,071
			73,981,362
		Financials: 25.9%
178,209		Allianz AG	20,133,597
526,361		Assicurazioni Generali S.p.A.	10,626,809
721,002	L	AXA S.A.	12,640,187
1,476,549		Banco Bilbao Vizcaya Argentaria S.A.	19,980,888
3,212,980		Banco Santander Central Hispano S.A.	40,780,049
393,301	L	BNP Paribas	28,070,450
430,881	L	Credit Agricole S.A.	6,749,733
244,594		Deutsche Bank AG	13,390,302
76,823		Deutsche Boerse AG	5,126,290
1,521,414	@, **	ING Groep NV	15,778,043
4,206,945		Intesa Sanpaolo S.p.A.	13,704,155
68,318		Muenchener Rueckversicherungs AG	9,460,817
291,455		Societe Generale	16,852,802
6,692,586		UniCredito Italiano S.p.A.	17,139,129
			230,433,251
		Health Care: 5.9%
325,785		Bayer AG	22,707,286
440,856	L	Sanofi-Aventis	29,345,976
			52,053,262
		Industrials: 9.4%
81,107		Alstom	4,138,107
170,826		Cie de Saint-Gobain	7,633,574
388,477		Koninklijke Philips Electronics NV	12,223,437
106,406		Schneider Electric S.A.	13,518,057
340,063		Siemens AG	35,872,596
202,267	L	Vinci S.A.	10,167,275
			83,553,046
		Information Technology: 3.7%
1,475,360		Nokia OYJ	14,821,441
364,157		SAP AG	18,010,752
			32,832,193
		Materials: 6.0%
110,849	L	Air Liquide	13,557,477
383,842		ArcelorMittal	12,663,194
362,097		BASF AG	22,832,873
282,790		CRH PLC	4,663,413
			53,716,957
		Telecommunication Services: 8.7%
1,173,692		Deutsche Telekom AG	16,058,943
751,910		France Telecom S.A.	16,262,614
4,088,043		Telecom Italia S.p.A.	5,726,810
1,567,884		Telefonica S.A.	38,916,692
			76,965,059
		Utilities: 8.8%
788,314		E.ON AG	23,248,534
2,510,659		Enel S.p.A.	13,421,203
525,105	L	Gaz de France	18,844,017
1,579,154		Iberdrola S.A.	12,177,029
162,899		RWE AG	11,001,440
			78,692,223
		Total Common Stock
		(Cost $837,235,469)	815,148,669

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Financials: 0.9%
35,944		Unibail		$7,980,974
		Total Real Estate Investment Trusts
		(Cost $6,973,190)		7,980,974
RIGHTS: 0.1%
		Financials: 0.1%
244,583		Deutsche Bank AG		1,183,670
		Total Rights
		(Cost $-)		1,183,670
		Total Long-Term Investments
		(Cost $844,208,659)		824,313,313
SHORT-TERM INVESTMENTS: 16.9%
		Securities Lending Collateral(cc): 16.9%
150,546,089		BNY Mellon Overnight Government Fund (1)		150,546,089
		Total Short-Term Investments
		(Cost $150,546,089)		150,546,089
		Total Investments in Securities
		(Cost $994,754,748)*	109.6%	$974,859,402
		Other Assets and Liabilities - Net	(9.6)	(85,348,102)
		Net Assets	100.0%	$889,511,300

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $1,001,265,174.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$44,736,737
		Gross Unrealized Depreciation		(71,142,509)
		Net Unrealized Depreciation		$(26,405,772)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$815,148,669	$—	$—	$815,148,669
Real Estate Investment Trusts	7,980,974	—	—	7,980,974
Rights	1,183,670	—	—	1,183,670
Short-Term Investments	150,546,089	—	—	150,546,089
Total Investments, at value	$974,859,402	$—	$—	$974,859,402
Other Financial Instruments+:
Forward foreign currency contracts	—	579,843	—	579,843
Total Assets	$974,859,402	$579,843	$—	$975,439,245

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(265,643)	$—	$(265,643)
Futures	(184,481)	—	—	(184,481)
Total Liabilities	$(184,481)	$(265,643)	$—	$(450,124)

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro
EUR 7,500,000	BUY	10/29/10	$9,729,315	$10,222,236	$492,921
EU Euro
EUR 1,000,000	BUY	10/29/10	1,276,043	1,362,965	86,922
					$579,843

EU Euro
EUR 1,800,000	SELL	10/29/10	$2,275,384	$2,453,337	$(177,953)
EU Euro
EUR 1,000,000	SELL	10/29/10	1,275,275	1,362,965	(87,690)
					$(265,643)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	497	12/17/10	$18,550,945	$(184,481)
			$18,550,945	$(184,481)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Equity contracts	$(184,481)
Foreign exchange contracts	314,200
Total	$129,719

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.0%
		Consumer Discretionary: 5.2%
361,442		British Sky Broadcasting PLC	$4,016,786
118,937		Burberry Group PLC	1,946,664
58,437		Carnival PLC	2,304,616
516,737		Compass Group PLC	4,311,537
436,179		GKN PLC	1,162,001
78,669		Intercontinental Hotels Group PLC	1,404,716
644,002		Kingfisher PLC	2,373,120
436,183		Marks & Spencer Group PLC	2,664,300
50,737		Next PLC	1,768,718
221,191		Pearson PLC	3,430,003
333,327		Reed Elsevier PLC	2,818,599
153,692		TUI Travel PLC	517,716
48,310		Whitbread PLC	1,234,123
346,009		WPP PLC	3,836,371
			33,789,270
		Consumer Staples: 14.6%
108,876		Associated British Foods PLC	1,795,006
548,923		British American Tobacco PLC	20,499,876
692,489		Diageo PLC	11,918,074
279,526		Imperial Tobacco Group PLC	8,338,427
507,889		J Sainsbury PLC	3,120,597
199,290		Reckitt Benckiser PLC	10,976,347
323,631		SABMiller PLC	10,360,575
2,186,335		Tesco PLC	14,584,127
353,202		Unilever PLC	10,222,813
730,397		WM Morrison Supermarkets PLC	3,396,913
			95,212,755
		Energy: 17.5%
91,150		Amec PLC	1,412,961
926,324		BG Group PLC	16,309,874
5,180,547		BP PLC	35,445,552
384,207	@	Cairn Energy PLC	2,741,849
107,477	@	Essar Energy PLC	781,031
71,174		Petrofac Ltd.	1,534,645
975,308		Royal Dutch Shell PLC - Class A	29,390,603
746,962		Royal Dutch Shell PLC - Class B	21,822,756
243,251		Tullow Oil PLC	4,869,402
			114,308,673
		Financials: 19.7%
264,931		3i Group PLC	1,194,297
55,323		Admiral Group PLC	1,449,794
771,306		Aviva PLC	4,834,904
3,310,200		Barclays PLC	15,558,850
4,841,177		HSBC Holdings PLC	48,973,010
182,527		ICAP PLC	1,237,685
147,688		Investec PLC	1,180,322
1,611,543		Legal & General Group PLC	2,621,227
11,042,463	@	Lloyds TSB Group PLC	12,810,961
470,518		Man Group PLC	1,621,206
1,492,011		Old Mutual PLC	3,256,221
693,864		Prudential PLC	6,933,667
397,964		Resolution Ltd.	1,532,720
948,328		Royal & Sun Alliance Insurance Group	1,948,594
4,781,246	@	Royal Bank of Scotland Group PLC	3,546,488
46,607		Schroders PLC	1,053,799
16,577		Schroders PLC - Non Voting	303,400
569,999		Standard Chartered PLC	16,367,187
621,294	L	Standard Life PLC	2,259,317
			128,683,649
		Health Care: 8.3%
396,510		AstraZeneca PLC	20,126,971
1,440,790		GlaxoSmithKline PLC	28,419,333
153,785		Shire PLC	3,462,047
244,057		Smith & Nephew PLC	2,225,428
			54,233,779
		Industrials: 4.7%
75,267		Aggreko PLC	1,859,173
936,853		BAE Systems PLC	5,044,944
316,169	@, L	British Airways PLC	1,207,052
90,215		Bunzl PLC	1,075,972
168,585		Capita Group PLC	2,083,124
315,250		Cobham PLC	1,144,899

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
280,519		Experian Group Ltd.		$3,057,330
387,164		Group 4 Securicor PLC		1,551,764
43,637		Intertek Group PLC		1,256,937
221,766		Invensys PLC		1,041,242
509,147		Rolls-Royce Group PLC		4,835,543
134,439		Serco Group PLC		1,299,523
106,608		Smiths Group PLC		2,044,795
57,736		Weir Group PLC		1,292,169
77,617	@	Wolseley PLC		1,951,463
				30,745,930
		Information Technology: 0.9%
360,120		ARM Holdings PLC		2,240,295
65,994	@	Autonomy Corp. PLC		1,880,596
359,785		Sage Group PLC		1,563,104
				5,683,995
		Materials: 12.9%
33,825		African Barrick Gold Ltd.		314,259
364,554		Anglo American PLC		14,470,671
108,420		Antofagasta PLC		2,107,628
606,789		BHP Billiton PLC		19,351,931
106,216		Eurasian Natural Resources Corp.		1,534,629
59,153		Fresnillo PLC		1,153,564
59,023		Johnson Matthey PLC		1,634,004
58,864		Kazakhmys PLC		1,342,846
55,594	@	Lonmin PLC		1,458,620
24,742		Randgold Resources Ltd.		2,501,750
240,659		Rexam PLC		1,162,308
419,905		Rio Tinto PLC		24,599,395
36,429	L	Vedanta Resources PLC		1,240,040
601,082		Xstrata PLC		11,513,874
				84,385,519
		Telecommunication Services: 6.4%
2,126,096		BT Group PLC		4,671,483
125,562		Inmarsat PLC		1,310,834
14,469,722		Vodafone Group PLC		35,701,856
				41,684,173
		Utilities: 3.8%
1,416,486		Centrica PLC		7,200,975
417,553		International Power PLC		2,543,722
951,879		National Grid PLC		8,074,046
253,055		Scottish & Southern Energy PLC		4,447,291
64,757		Severn Trent PLC		1,332,764
185,589		United Utilities Group PLC		1,670,361
				25,269,159
		Total Common Stock
		(Cost $556,908,608)		613,996,902
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Financials: 0.9%
240,188		British Land Co. PLC		1,756,355
194,540		Hammerson PLC		1,205,992
210,021		Land Securities Group PLC		2,113,322
172,773		Liberty International PLC		998,855
		Total Real Estate Investment Trusts
		(Cost $5,927,637)		6,074,524
MUTUAL FUNDS: 0.2%
		Closed-End Funds: 0.2%
181,750		Alliance Trust PLC		944,182
		Total Mutual Funds
		(Cost $878,357)		944,182
		Total Long-Term Investments
		(Cost $563,714,602)		621,015,608
SHORT-TERM INVESTMENTS: 0.6%
		Securities Lending Collateral(cc): 0.6%
4,100,765		BNY Mellon Overnight Government Fund (1)		4,100,765
		Total Short-Term Investments
		(Cost $4,100,765)		4,100,765
		Total Investments in Securities
		(Cost $567,815,367)*	95.7%	$625,116,373
		Other Assets and Liabilities - Net	4.3	28,265,172
		Net Assets	100.0%	$653,381,545

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2010 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
*	Cost for federal income tax purposes is $568,947,812.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$72,223,346
	Gross Unrealized Depreciation	(16,054,785)
	Net Unrealized Appreciation	$56,168,561

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$613,996,902	$—	$—	$613,996,902
Real Estate Investment Trusts	6,074,524	—	—	6,074,524
Mutual Funds	944,182	—	—	944,182
Short-Term Investments	4,100,765	—	—	4,100,765
Total Investments, at value	$625,116,373	$—	$—	$625,116,373
Other Financial Instruments+:
Forward foreign currency contracts	—	56,259	—	56,259
Futures	125,826	—	—	125,826
Total Assets	$625,242,199	$56,259	$—	$625,298,458

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound
GBP 4,300,000	BUY	10/29/10	$6,697,151	$6,753,410	$56,259
					$56,259

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING FTSE 100 Index® Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	183	12/17/10	$15,895,858	$125,826
			$15,895,858	$125,826

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Equity contracts	$125,826
Foreign exchange contracts	56,259
Total	$182,085

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
COMMON STOCK: 95.9%
		China: 33.9%
877,728	@	Aluminum Corp. of China Ltd.		$835,381
12,691,588		Bank of China Ltd.		6,630,203
1,476,047		Bank of Communications Co., Ltd.		1,591,059
914,000		China Coal Energy Co. - Class H		1,505,493
12,503,185		China Construction Bank		10,927,776
1,655,911		China Life Insurance Co., Ltd.		6,557,984
3,734,337		China Petroleum & Chemical Corp.		3,294,744
756,841		China Shenhua Energy Co., Ltd.		3,116,817
488,261	@	Foxconn International Holdings Ltd.		357,929
12,017,340		Industrial and Commercial Bank of China Ltd.		8,910,573
4,696,604		PetroChina Co., Ltd.		5,460,692
381,716		Ping An Insurance Group Co. of China Ltd.		3,875,401
223,875		Tencent Holdings Ltd.		4,876,164
				57,940,216
		Hong Kong: 48.3%
361,784		Bank of East Asia Ltd.		1,528,835
939,000		Belle International Holdings		1,882,055
823,629		BOC Hong Kong Holdings Ltd.		2,608,057
262,818		Cathay Pacific Airways Ltd.		711,457
309,739		Cheung Kong Holdings Ltd.		4,683,791
244,285		China Merchants Holdings International Co., Ltd.		883,297
1,339,601		China Mobile Ltd.		13,704,018
908,991		China Overseas Land & Investment Ltd.		1,917,017
267,286		China Resources Enterprise		1,207,752
448,000		China Resources Land Ltd.		906,464
417,654		China Resources Power Holdings Co.		897,744
1,049,110		China Unicom Ltd.		1,534,167
290,811		Citic Pacific Ltd.		660,135
401,431		CLP Holdings Ltd.		3,200,354
3,976,714		CNOOC Ltd.		7,718,626
370,697		Cosco Pacific Ltd.		556,054
272,379		Esprit Holdings Ltd.		1,475,274
462,706		Hang Lung Properties Ltd.		2,253,309
170,243		Hang Seng Bank Ltd.		2,500,122
241,024		Henderson Land Development Co., Ltd.		1,712,631
959,144		Hong Kong & China Gas		2,422,176
227,941		Hong Kong Exchanges and Clearing Ltd.		4,481,270
308,822		HongKong Electric Holdings		1,876,527
474,464		Hutchison Whampoa Ltd.		4,414,405
593,514		Li & Fung Ltd.		3,324,769
321,143		MTR Corp.		1,212,459
523,176		New World Development Ltd.		1,050,965
546,241		Sino Land Co.		1,127,190
343,555		Sun Hung Kai Properties Ltd.		5,910,899
161,091		Swire Pacific Ltd.		2,214,728
306,637		Wharf Holdings Ltd.		1,966,753
				82,543,300
		United Kingdom: 13.7%
2,320,634		HSBC Holdings PLC		23,528,886
				23,528,886
		Total Common Stock
		(Cost $149,054,466)		164,012,402
SHORT-TERM INVESTMENTS: 2.4%
		Affiliated Mutual Fund: 2.4%
4,165,000		ING Institutional Prime Money Market Fund - Class I		4,165,000
		Total Short-Term Investments
		(Cost $4,165,000)		4,165,000
		Total Investments in Securities
		(Cost $153,219,466)*	98.3%	$168,177,402
		Other Assets and Liabilities - Net	1.7	2,822,233
		Net Assets	100.0%	$170,999,635

	@	Non-income producing security
	*	Cost for federal income tax purposes is $154,353,628.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$16,513,223
		Gross Unrealized Depreciation		(2,689,449)
		Net Unrealized Appreciation		$13,823,774

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	3.9%
Consumer Staples	0.7
Energy	12.3
Financials	56.7
Industrials	4.9
Information Technology	3.1
Materials	0.5
Telecommunication Services	8.9
Utilities	4.9
Short-Term Investments	2.4
Other Assets and Liabilities - Net	1.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
China	$54,064,815	$3,875,401	$—	$57,940,216
Hong Kong	82,543,300	—	—	82,543,300
United Kingdom	23,528,886	—	—	23,528,886
Total Common Stock	160,137,001	3,875,401	—	164,012,402
Short-Term Investments	4,165,000	—	—	4,165,000
Total Investments, at value	$164,302,001	$3,875,401	$—	$168,177,402
Other Financial Instruments+:
Futures	49,903	—	—	49,903
Total Assets	$164,351,904	$3,875,401	$—	$168,227,305

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Hang Seng Index Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	37	10/28/10	$5,323,830	$49,903
			$5,323,830	$49,903

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 93.1%

		Consumer Discretionary: 10.5%
2,600		Abercrombie & Fitch Co.	$102,232
10,300	@	Amazon.com, Inc.	1,617,718
3,800	@	Apollo Group, Inc. - Class A	195,130
19,000	@	Autozone, Inc.	4,349,290
7,900	@	Bed Bath & Beyond, Inc.	342,939
10,300		Best Buy Co., Inc.	420,549
6,700	@	Carmax, Inc.	186,662
12,900		Carnival Corp.	492,909
20,300		CBS Corp. - Class B	321,958
9,100		Coach, Inc.	390,936
84,330		Comcast Corp. – Class A	1,524,686
8,300		D.R. Horton, Inc.	92,296
4,200		Darden Restaurants, Inc.	179,676
232,450	@	DirecTV	9,676,894
64,600	@	Discovery Communications, Inc. - Class A	2,813,330
6,200		Expedia, Inc.	174,902
3,800	L	Family Dollar Stores, Inc.	167,808
101,900	@	Ford Motor Co.	1,247,256
4,600		Fortune Brands, Inc.	226,458
7,100		Gannett Co., Inc.	86,833
13,431		Gap, Inc.	250,354
4,700		Genuine Parts Co.	209,573
9,800		H&R Block, Inc.	126,910
7,000		Harley-Davidson, Inc.	199,080
67,200		Hasbro, Inc.	2,991,072
50,200		Home Depot, Inc.	1,590,336
8,900		International Game Technology	128,605
14,600	@	Interpublic Group of Cos., Inc.	146,438
7,100		JC Penney Co., Inc.	192,978
20,100	L	Johnson Controls, Inc.	613,050
9,200	@	Kohl’s Corp.	484,656
4,400	L	Leggett & Platt, Inc.	100,144
148,900		Limited Brands, Inc.	3,987,542
42,700		Lowe’s Cos., Inc.	951,783
12,600		Macy’s, Inc.	290,934
7,700		Marriott International, Inc.	275,891
10,900		Mattel, Inc.	255,714
148,900		McDonald’s Corp.	11,094,539
9,400		McGraw-Hill Cos., Inc.	310,764
8,300		Newell Rubbermaid, Inc.	147,823
67,400		News Corp. - Class A	880,244
47,700		Nike, Inc.	3,822,678
5,000		Nordstrom, Inc.	186,000
9,200		Omnicom Group	363,216
4,100	@	O’Reilly Automotive, Inc.	218,120
2,000		Polo Ralph Lauren Corp.	179,720
1,400	@	Priceline.com, Inc.	487,676
9,500	@, L	Pulte Homes, Inc.	83,220
3,700		Ross Stores, Inc.	202,094
2,700		Scripps Networks Interactive - Class A	128,466
1,400	@, L	Sears Holding Corp.	100,996
39,000		Stanley Black & Decker, Inc.	2,389,920
21,800		Staples, Inc.	456,056
22,300		Starbucks Corp.	570,434
5,700		Starwood Hotels & Resorts Worldwide, Inc.	299,535
22,034		Target Corp.	1,177,497
57,100		Tiffany & Co.	2,683,129
94,500		Time Warner Cable, Inc.	5,102,055
34,100		Time Warner, Inc.	1,045,165
12,200		TJX Cos., Inc.	544,486
3,900	@	Urban Outfitters, Inc.	122,616
2,600		VF Corp.	210,652
18,200		Viacom - Class B	658,658
58,600		Walt Disney Co.	1,940,246
2,200		Whirlpool Corp.	178,112
5,400		Wyndham Worldwide Corp.	148,338
2,100		Wynn Resorts Ltd.	182,217
138,700		Yum! Brands, Inc.	6,388,522
			79,708,716
		Consumer Staples: 11.6%
477,100		Altria Group, Inc.	11,459,942
19,186		Archer-Daniels-Midland Co.	612,417
12,800		Avon Products, Inc.	411,008
35,039	L	Brown-Forman Corp.	2,159,804
95,000		Campbell Soup Co.	3,396,250
4,200		Clorox Co.	280,392

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Consumer Staples: (continued)
68,956		Coca-Cola Co.	$4,035,305
97,100		Coca-Cola Enterprises, Inc.	3,010,100
14,700		Colgate-Palmolive Co.	1,129,842
13,300		ConAgra Foods, Inc.	291,802
13,200		Costco Wholesale Corp.	851,268
40,700		CVS Caremark Corp.	1,280,829
70,800		Dr Pepper Snapple Group, Inc.	2,514,816
57,000		Estee Lauder Cos., Inc.	3,604,110
19,800		General Mills, Inc.	723,492
5,000		Hershey Co.	237,950
83,100		HJ Heinz Co.	3,936,447
71,600	L	Hormel Foods Corp.	3,193,360
3,600		JM Smucker Co.	217,908
7,600		Kellogg Co.	383,876
12,426		Kimberly-Clark Corp.	808,311
120,500		Kraft Foods, Inc.	3,718,630
19,300		Kroger Co.	418,038
4,600		Lorillard, Inc.	369,426
57,200		McCormick & Co., Inc.	2,404,688
90,700		Mead Johnson Nutrition Co.	5,161,737
4,700		Molson Coors Brewing Co.	221,934
48,200		PepsiCo, Inc.	3,202,408
55,417		Philip Morris International, Inc.	3,104,460
86,092	S	Procter & Gamble Co.	5,162,937
105,558		Reynolds American, Inc.	6,269,090
11,600		Safeway, Inc.	245,456
181,700		Sara Lee Corp.	2,440,231
219,900		Sysco Corp.	6,271,548
9,100		Tyson Foods, Inc.	145,782
29,300		Walgreen Co.	981,550
62,152		Wal-Mart Stores, Inc.	3,326,375
5,100	@	Whole Foods Market, Inc.	189,261
			88,172,780
		Energy: 10.5%
14,800		Anadarko Petroleum Corp.	844,340
10,800		Apache Corp.	1,055,808
12,800		Baker Hughes, Inc.	545,280
3,100		Cabot Oil & Gas Corp.	93,341
7,300	@	Cameron International Corp.	313,608
19,500		Chesapeake Energy Corp.	441,675
248,858	S	Chevron Corp.	20,169,941
213,800		ConocoPhillips	12,278,534
6,700		Consol Energy, Inc.	247,632
11,900	@	Denbury Resources, Inc.	189,091
13,400		Devon Energy Corp.	867,516
2,100	L	Diamond Offshore Drilling	142,317
316,400		El Paso Corp.	3,917,032
56,000		EOG Resources, Inc.	5,206,320
4,300		EQT Corp.	155,058
144,354	S	ExxonMobil Corp.	8,919,634
58,200	@	FMC Technologies, Inc.	3,974,478
27,100		Halliburton Co.	896,197
3,200	L	Helmerich & Payne, Inc.	129,472
8,700		Hess Corp.	514,344
21,200		Marathon Oil Corp.	701,720
3,100		Massey Energy Co.	96,162
5,700		Murphy Oil Corp.	352,944
8,500	@	Nabors Industries Ltd.	153,510
12,504		National Oilwell Varco, Inc.	556,053
5,200		Noble Energy, Inc.	390,468
24,300		Occidental Petroleum Corp.	1,902,690
8,000		Peabody Energy Corp.	392,080
3,500		Pioneer Natural Resources Co.	227,605
5,200		QEP Resources, Inc.	156,728
4,800		Range Resources Corp.	183,024
3,400	@, L	Rowan Cos., Inc.	103,224
40,854		Schlumberger Ltd.	2,517,015
10,400	@	Southwestern Energy Co.	347,776
227,300		Spectra Energy Corp.	5,125,615
52,800		Sunoco, Inc.	1,927,200
16,900		Valero Energy Corp.	295,919
180,800		Williams Cos., Inc.	3,455,088
			79,786,439
		Financials: 10.4%
10,100		ACE Ltd.	588,325
13,995		Aflac, Inc.	723,681
16,100		Allstate Corp.	507,955
268,200		American Express Co.	11,272,446
4,000	@, L	American International Group, Inc.	156,400
69,400		Ameriprise Financial, Inc.	3,284,702
8,100		AON Corp.	316,791
51,100		Assurant, Inc.	2,079,770
299,950	S	Bank of America Corp.	3,932,345

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Financials: (continued)
36,300		Bank of New York Mellon Corp.	$948,519
20,700		BB&T Corp.	498,456
49,500	@	Berkshire Hathaway, Inc.	4,092,660
13,600		Capital One Financial Corp.	537,880
8,100	@	CB Richard Ellis Group, Inc.	148,068
29,300		Charles Schwab Corp.	407,270
9,800		Chubb Corp.	558,502
4,900		Cincinnati Financial Corp.	141,365
675,900	@	Citigroup, Inc.	2,636,010
1,952		CME Group, Inc.	508,398
99,600		Comerica, Inc.	3,700,140
16,300		Discover Financial Services	271,884
5,970	@	E*Trade Financial Corp.	86,804
23,772		Fifth Third Bancorp.	285,977
113	@	First Horizon National Corp.	1,289
4,400		Franklin Resources, Inc.	470,360
14,600	@	Genworth Financial, Inc.	178,412
15,428		Goldman Sachs Group, Inc.	2,230,580
13,300		Hartford Financial Services Group, Inc.	305,235
14,200		Hudson City Bancorp., Inc.	174,092
21,400		Huntington Bancshares, Inc.	121,338
2,200	@	IntercontinentalExchange, Inc.	230,384
14,000	@	Invesco Ltd.	297,220
118,951		J.P. Morgan Chase & Co.	4,528,465
26,300		Keycorp	209,348
4,900		Legg Mason, Inc.	148,519
5,700	@	Leucadia National Corp.	134,634
9,000		Lincoln National Corp.	215,280
10,500		Loews Corp.	397,950
37,400		M&T Bank Corp.	3,059,694
16,200		Marsh & McLennan Cos., Inc.	390,744
15,800		Marshall & Ilsley Corp.	111,232
26,800		Metlife, Inc.	1,030,460
5,900		Moody’s Corp.	147,382
41,800		Morgan Stanley	1,031,624
7,200		Northern Trust Corp.	347,328
7,800		NYSE Euronext	222,846
11,200		People’s United Financial, Inc.	146,608
180,900		PNC Financial Services Group, Inc.	9,390,519
9,600		Principal Financial Group, Inc.	248,832
20,000		Progressive Corp.	417,400
100,800		Prudential Financial, Inc.	5,461,344
35,700		Regions Financial Corp.	259,539
14,500	@	SLM Corp.	167,475
15,047		State Street Corp.	566,670
14,900		SunTrust Bank	384,867
7,800	L	T. Rowe Price Group, Inc.	390,507
37,300		Torchmark Corp.	1,982,122
14,069		Travelers Cos., Inc.	732,995
9,961		UnumProvident Corp.	220,636
57,333		US Bancorp.	1,239,539
155,785	S	Wells Fargo & Co.	3,914,877
6,300		Weyerhaeuser Co.	99,288
10,200		XL Group PLC	220,932
5,200		Zions Bancorp.	111,072
			79,623,986
		Health Care: 11.4%
191,934	S	Abbott Laboratories	10,026,632
12,700		Aetna, Inc.	401,447
9,200		Allergan, Inc.	612,076
94,508		AmerisourceBergen Corp.	2,897,615
28,635	@	Amgen, Inc.	1,578,075
17,800		Baxter International, Inc.	849,238
7,000		Becton Dickinson & Co.	518,700
55,800	@	Biogen Idec, Inc.	3,131,496
45,300	@, L	Boston Scientific Corp.	277,689
462,200		Bristol-Myers Squibb Co.	12,530,242
152,400		Cardinal Health, Inc.	5,035,296
5,300	@, L	CareFusion Corp.	131,652
13,800	@	Celgene Corp.	795,018
2,200	@	Cephalon, Inc.	137,368
1,900	@	Cerner Corp.	159,581
8,300		Cigna Corp.	296,974
4,400	@	Coventry Health Care, Inc.	94,732
2,800		CR Bard, Inc.	228,004
3,100	@	DaVita, Inc.	213,993
4,400		Densply International, Inc.	140,668
90,800		Eli Lilly & Co.	3,316,924
16,200	@	Express Scripts, Inc.	788,940
8,500	@	Forest Laboratories, Inc.	262,905
8,000	@	Genzyme Corp.	566,320
24,400	@	Gilead Sciences, Inc.	868,884
59,600	@	Hospira, Inc.	3,397,796

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Health Care: (continued)
40,876	@	Humana, Inc.	$2,053,610
11,900	@	Intuitive Surgical, Inc.	3,376,506
82,423	S	Johnson & Johnson	5,106,929
3,100	@	Laboratory Corp. of America Holdings	243,133
5,500	@	Life Technologies Corp.	256,795
8,072	S	McKesson Corp.	498,688
13,000	@	Medco Health Solutions, Inc.	676,780
32,900		Medtronic, Inc.	1,104,782
360,162		Merck & Co., Inc.	13,257,563
9,200	@, L	Mylan Laboratories	173,052
241,162		Pfizer, Inc.	4,140,752
4,500		Quest Diagnostics	227,115
9,800	@	St. Jude Medical, Inc.	385,532
8,400		Stryker Corp.	420,420
12,229	@	Thermo Fisher Scientific, Inc.	585,525
33,938		UnitedHealth Group, Inc.	1,191,563
43,800	@	Varian Medical Systems, Inc.	2,649,900
3,178	@, L	Waters Corp.	224,939
3,200	@	Watson Pharmaceuticals, Inc.	135,392
12,000	@	WellPoint, Inc.	679,680
6,100	@	Zimmer Holdings, Inc.	319,213
			86,966,134
		Industrials: 10.2%
124,000		3M Co.	10,752,040
3,300		Avery Dennison Corp.	122,496
90,700		Boeing Co.	6,035,178
18,800		Caterpillar, Inc.	1,479,184
5,000		CH Robinson Worldwide, Inc.	349,600
3,900		Cintas Corp.	107,445
11,600		CSX Corp.	641,712
6,000		Cummins, Inc.	543,480
15,700		Danaher Corp.	637,577
88,100		Deere & Co.	6,147,618
5,600		Dover Corp.	292,376
1,500		Dun & Bradstreet Corp.	111,210
31,100		Eaton Corp.	2,565,439
97,959		Emerson Electric Co.	5,158,521
3,800		Equifax, Inc.	118,560
6,400		Expeditors International Washington, Inc.	295,872
3,900		Fastenal Co.	207,441
9,400		FedEx Corp.	803,700
1,700		Flowserve Corp.	186,014
5,300		Fluor Corp.	262,509
11,500		General Dynamics Corp.	722,315
319,194	S	General Electric Co.	5,186,903
28,300		Goodrich Corp.	2,086,559
22,900	S	Honeywell International, Inc.	1,006,226
11,600		Illinois Tool Works, Inc.	545,432
5,400		Iron Mountain, Inc.	120,636
5,441		ITT Corp.	254,802
3,700	@	Jacobs Engineering Group, Inc.	143,190
3,500		L-3 Communications Holdings, Inc.	252,945
9,332		Lockheed Martin Corp.	665,185
10,700		Masco Corp.	117,807
11,100		Norfolk Southern Corp.	660,561
9,000		Northrop Grumman Corp.	545,670
10,900		Paccar, Inc.	524,835
3,500		Pall Corp.	145,740
4,800		Parker Hannifin Corp.	336,288
6,200	L	Pitney Bowes, Inc.	132,556
4,300		Precision Castparts Corp.	547,605
6,300	@, L	Quanta Services, Inc.	120,204
11,400		Raytheon Co.	521,094
9,700		Republic Services, Inc.	295,753
4,500		Robert Half International, Inc.	117,000
31,700		Rockwell Automation, Inc.	1,956,841
4,700		Rockwell Collins, Inc.	273,775
24,800		Roper Industries, Inc.	1,616,464
6,200		RR Donnelley & Sons Co.	105,152
22,300		Southwest Airlines Co.	291,461
40,900	@	Stericycle, Inc.	2,841,732
8,200		Textron, Inc.	168,592
15,000		Tyco International Ltd.	550,950
15,100		Union Pacific Corp.	1,235,180
95,900		United Parcel Service, Inc. - Class B	6,395,571
112,197		United Technologies Corp.	7,991,792
14,400		Waste Management, Inc.	514,656
17,900		WW Grainger, Inc.	2,132,069
			77,941,513
		Information Technology: 18.5%
15,700	@	Adobe Systems, Inc.	410,555
16,900	@	Advanced Micro Devices, Inc.	120,159
10,400	@	Agilent Technologies, Inc.	347,048

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Information Technology: (continued)
72,400	@	Akamai Technologies, Inc.	$3,633,032
185,100		Altera Corp.	5,582,616
78,400		Amphenol Corp.	3,840,032
8,900		Analog Devices, Inc.	279,282
77,493	@, S	Apple, Inc.	21,988,639
40,200		Applied Materials, Inc.	469,536
6,900	@	Autodesk, Inc.	220,593
15,000		Automatic Data Processing, Inc.	630,450
5,400	@, L	BMC Software, Inc.	218,592
12,900		Broadcom Corp.	456,531
11,662		CA, Inc.	246,301
170,770	@, S	Cisco Systems, Inc.	3,739,863
37,400	@	Citrix Systems, Inc.	2,552,176
125,500	@	Cognizant Technology Solutions Corp.	8,090,985
4,600		Computer Sciences Corp.	211,600
46,700		Corning, Inc.	853,676
51,500	@	Dell, Inc.	667,440
34,007	@	eBay, Inc.	829,771
9,800	@	Electronic Arts, Inc.	161,014
445,550	@	EMC Corp.	9,049,121
7,600		Fidelity National Information Services, Inc.	206,188
1,500	@, L	First Solar, Inc.	221,025
86,300	@	Fiserv, Inc.	4,644,666
3,500	@	Flir Systems, Inc.	89,950
7,280	@	Google, Inc. - Class A	3,827,751
3,635		Harris Corp.	160,994
69,776		Hewlett-Packard Co.	2,935,476
166,410		Intel Corp.	3,200,064
34,469	S	International Business Machines Corp.	4,623,672
160,200	@	Intuit, Inc.	7,018,362
15,700	@	Juniper Networks, Inc.	476,495
5,100		KLA-Tencor Corp.	179,673
2,300	@	Lexmark International, Inc.	102,626
178,400		Linear Technology Corp.	5,482,232
2,900		Mastercard, Inc.	649,600
4,700	@	McAfee, Inc.	222,122
111,800	L	Microchip Technology, Inc.	3,516,110
25,500	@	Micron Technology, Inc.	183,855
228,016	S	Microsoft Corp.	5,584,112
69,500	@	Motorola, Inc.	592,835
7,100		National Semiconductor Corp.	90,667
10,105	@	NetApp, Inc.	503,128
237,000	@	Novell, Inc.	1,414,890
112,200	@, L	Novellus Systems, Inc.	2,982,276
17,100	@, L	Nvidia Corp.	199,728
117,026		Oracle Corp.	3,142,148
9,600		Paychex, Inc.	263,904
49,016		Qualcomm, Inc.	2,211,602
106,000	@	Red Hat, Inc.	4,346,000
8,700	@, L	SAIC, Inc.	139,026
43,300	@	Salesforce.com, Inc.	4,840,940
6,900	@	Sandisk Corp.	252,885
23,900	@	Symantec Corp.	362,563
4,712	@	Teradata Corp.	181,695
36,500		Texas Instruments, Inc.	990,610
126,400	@	VeriSign, Inc.	4,011,936
13,500		Visa, Inc.	1,002,510
6,900	@	Western Digital Corp.	195,891
20,100		Western Union Co.	355,167
41,200		Xerox Corp.	426,420
165,200		Xilinx, Inc.	4,395,972
35,200	@	Yahoo!, Inc.	498,784
			141,325,562
		Materials: 3.3%
6,300		Air Products & Chemicals, Inc.	521,766
34,400		Airgas, Inc.	2,337,480
30,500		Alcoa, Inc.	369,355
2,900		Allegheny Technologies, Inc.	134,705
2,800		Ball Corp.	164,780
3,233	S	Bemis Co.	102,648
2,100		CF Industries Holdings, Inc.	200,550
4,000		Cliffs Natural Resources, Inc.	255,680
34,500		Dow Chemical Co.	947,370
2,200		Eastman Chemical Co.	162,800
7,000		Ecolab, Inc.	355,180
162,800		EI Du Pont de Nemours & Co.	7,264,136
2,200		FMC Corp.	150,502
14,100		Freeport-McMoRan Copper & Gold, Inc.	1,203,999
39,000		International Flavors & Fragrances, Inc.	1,892,280
13,031		International Paper Co.	283,424
5,100		MeadWestvaco Corp.	124,338
16,300		Monsanto Co.	781,259
85,500		Newmont Mining Corp.	5,370,255

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Materials: (continued)
9,400		Nucor Corp.	$359,080
4,900	@	Owens-Illinois, Inc.	137,494
4,000	@, L	Pactiv Corp.	131,920
5,000		PPG Industries, Inc.	364,000
9,100		Praxair, Inc.	821,366
4,800		Sealed Air Corp.	107,904
2,800		Sherwin-Williams Co.	210,392
3,600	L	Sigma-Aldrich Corp.	217,368
4,300	L	United States Steel Corp.	188,512
3,800		Vulcan Materials Co.	140,296
			25,300,839
		Telecommunication Services: 3.1%
84,000	@	American Tower Corp.	4,305,840
176,656		AT&T, Inc.	5,052,362
91,500		CenturyTel, Inc.	3,610,590
29,628		Frontier Communications Corp.	242,061
866,800		Qwest Communications International, Inc.	5,434,836
89,100	@	Sprint Nextel Corp.	412,533
136,016		Verizon Communications, Inc.	4,432,761
14,400		Windstream Corp.	176,976
			23,667,959
		Utilities: 3.6%
20,000	@	AES Corp.	227,000
5,100		Allegheny Energy, Inc.	125,052
7,100		Ameren Corp.	201,640
14,300		American Electric Power Co., Inc.	518,089
153,700		CenterPoint Energy, Inc.	2,416,164
128,300		CMS Energy Corp.	2,311,966
98,200		Consolidated Edison, Inc.	4,735,204
6,000		Constellation Energy Group, Inc.	193,440
17,800	S	Dominion Resources, Inc.	777,148
43,422		DTE Energy Co.	1,994,372
39,300		Duke Energy Corp.	696,003
9,700		Edison International	333,583
5,700		Entergy Corp.	436,221
19,800		Exelon Corp.	843,084
9,100		FirstEnergy Corp.	350,714
36,846		Integrys Energy Group, Inc.	1,918,203
12,400		NextEra Energy, Inc.	674,436
8,300		NiSource, Inc.	144,420
78,700		Northeast Utilities	2,327,159
7,600	@	NRG Energy, Inc.	158,232
3,200		Oneok, Inc.	144,128
11,100		Pacific Gas & Electric Co.	504,162
6,700		Pepco Holdings, Inc.	124,620
56,500		Pinnacle West Capital Corp.	2,331,755
14,000		PPL Corp.	381,220
8,600		Progress Energy, Inc.	382,012
15,100		Public Service Enterprise Group, Inc.	499,508
3,400	L	SCANA Corp.	137,088
7,422		Sempra Energy	399,304
24,700	L	Southern Co.	919,828
6,400		TECO Energy, Inc.	110,848
3,500		Wisconsin Energy Corp.	202,300
13,700		Xcel Energy, Inc.	314,689
			27,833,592
		Total Common Stock
		(Cost $668,481,683)	710,327,520

REAL ESTATE INVESTMENT TRUSTS: 5.1%

		Financials: 5.1%
31,300		AvalonBay Communities, Inc.	3,253,009
40,800		Boston Properties, Inc.	3,391,296
102,300		Equity Residential	4,866,411
105,200		HCP, Inc.	3,785,096
3,700		Health Care Real Estate Investment Trust, Inc.	175,158
19,700		Host Hotels & Resorts, Inc.	285,256
12,100		Kimco Realty Corp.	190,575
4,900		Plum Creek Timber Co., Inc.	172,970
13,400		Prologis	157,852
65,100		Public Storage, Inc.	6,317,304
84,420		Simon Property Group, Inc.	7,829,111
63,600		Ventas, Inc.	3,279,852
62,700		Vornado Realty Trust	5,362,731

		Total Real Estate Investment Trusts
		(Cost $36,914,475)	39,066,621

		Total Long-Term Investments
		(Cost $705,396,158)	749,394,141

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares					Value

SHORT-TERM INVESTMENTS: 1.3%

			Affiliated Mutual Fund: 0.5%
3,968,000			ING Institutional Prime Money Market Fund - Class I		$3,968,000

			Total Mutual Fund
			(Cost $3,968,000)		3,968,000

			Securities Lending Collateral(cc): 0.8%
4,624,909			BNY Mellon Overnight Government Fund (1)		4,624,909
1,608,803	I		BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,287,042

			Total Securities Lending Collateral
			(Cost $6,233,712)		5,911,951

			Total Short-Term Investments
			(Cost $10,201,712)		9,879,951

			Total Investments in Securities
			(Cost $715,597,870)*	99.5%	$759,274,092
			Other Assets and Liabilities - Net	0.5	3,581,207
			Net Assets	100.0%	$762,855,299

	@		Non-income producing security
	cc		Securities purchased with cash collateral for securities loaned.
	(1)		Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I		Illiquid security
	L		Loaned security, a portion or all of the security is on loan at September 30, 2010.

		*	Cost for federal income tax purposes is $720,622,565.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$55,814,367
			Gross Unrealized Depreciation		(17,162,840)
			Net Unrealized Appreciation		$38,651,527

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$710,327,520	$—	$—	$710,327,520
Real Estate Investment Trusts	39,066,621	—	—	39,066,621
Short-Term Investments	8,592,909	—	1,287,042	9,879,951
Total Investments, at value	$757,987,050	$—	$1,287,042	$759,274,092
Other Financial Instruments+:
Futures	90,561	—	—	90,561
Total Assets	$758,077,611	$—	$1,287,042	$759,364,653

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042
Total Investments, at value	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Index Plus LargeCap Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P 500 E-Mini	254	12/17/10	$14,436,090	$90,561
			$14,436,090	$90,561

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 86.0%

		Consumer Discretionary: 14.2%
134,684	@	99 Cents Only Stores	$2,542,834
31,800		Aaron Rents, Inc.	586,710
138,994	S	Advance Auto Parts, Inc.	8,156,168
33,160	@	Aeropostale, Inc.	770,970
76,400		American Eagle Outfitters	1,142,944
18,700		American Greetings Corp.	347,633
20,373	@, L	Bally Technologies, Inc.	712,036
169,561	@	BorgWarner, Inc.	8,922,300
39,899		Brinker International, Inc.	752,495
33,400		Burger King Holdings, Inc.	797,592
26,657	@, S	Career Education Corp.	572,326
23,000	@, L	Cheesecake Factory	608,810
70,235	L	Chico’s FAS, Inc.	738,872
46,747	@	Chipotle Mexican Grill, Inc.	8,040,484
30,700	@	Dick’s Sporting Goods, Inc.	860,828
172,451	@, S, L	Dollar Tree, Inc.	8,408,707
25,200	@, L	DreamWorks Animation SKG, Inc.	804,132
22,367	@	Dress Barn, Inc.	531,216
61,800		Foot Locker, Inc.	897,954
52,399	@	Fossil, Inc.	2,818,542
48,868		Gentex Corp.	953,415
20,717	L	Guess ?, Inc.	841,732
33,000	@	Hanesbrands, Inc.	853,380
10,528	@, L	ITT Educational Services, Inc.	739,803
20,283	@	J Crew Group, Inc.	681,914
17,503		John Wiley & Sons, Inc.	715,173
56,860	@	Lamar Advertising Co.	1,809,285
15,800	@, L	Life Time Fitness, Inc.	623,626
48,400	@, L	LKQ Corp.	1,006,720
13,100		Matthews International Corp. - Class A	463,216
17,444	L	MDC Holdings, Inc.	506,399
19,197	@, L	Mohawk Industries, Inc.	1,023,200
13,291	@	NetFlix, Inc.	2,155,269
1,801	@	NVR, Inc.	1,166,202
57,800	@	Panera Bread Co.	5,121,658
93,225		Petsmart, Inc.	3,262,875
19,462		Phillips-Van Heusen	1,170,834
26,800		Regis Corp.	512,684
25,900		Rent-A-Center, Inc.	579,642
64,298	@, L	Saks, Inc.	552,963
88,495	S	Service Corp. International	762,827
24,245		Sotheby’s	892,701
4,600	L	Strayer Education, Inc.	802,700
53,000	@	Toll Brothers, Inc.	1,008,060
116,100		Tractor Supply Co.	4,604,526
20,449		Tupperware Corp.	935,746
101,300	@, L	Under Armour, Inc.	4,562,552
16,450	@	Warnaco Group, Inc.	841,089
140,142	S	Wendy’s/Arby’s Group, Inc. - Class A	634,843
36,689		Williams-Sonoma, Inc.	1,163,041
18,674	@	WMS Industries, Inc.	710,919
			90,672,547
		Consumer Staples: 3.9%
134,100		Alberto-Culver Co.	5,048,865
92,700	@	BJ’s Wholesale Club, Inc.	3,847,050
21,578		Church & Dwight Co., Inc.	1,401,275
61,900		Corn Products International, Inc.	2,321,250
23,264	@, S	Energizer Holdings, Inc.	1,564,039
24,700		Flowers Foods, Inc.	613,548
135,264	@, L	Green Mountain Coffee Roasters, Inc.	4,218,884
23,552	@	Hansen Natural Corp.	1,097,994
21,328	@	NBTY, Inc.	1,172,613
18,332	@, S	Ralcorp Holdings, Inc.	1,072,055
14,500		Ruddick Corp.	502,860
104,343	@	Smithfield Foods, Inc.	1,756,093
11,607		Tootsie Roll Industries, Inc.	288,782
			24,905,308
		Energy: 5.6%
197,769		Arch Coal, Inc.	5,282,410
19,736	@	Atwood Oceanics, Inc.	600,961
14,876	@, L	Bill Barrett Corp.	535,536
25,373		Cimarex Energy Co.	1,679,185
22,640	@, L	Exterran Holdings, Inc.	514,154
170,213	@	Forest Oil Corp.	5,055,326
42,600		Frontier Oil Corp.	570,840
162,005	@	Mariner Energy, Inc.	3,925,381

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Energy: (continued)
103,933	@	Newfield Exploration Co.	$5,969,912
18,566	@	Oceaneering International, Inc.	999,965
54,100		Patterson-UTI Energy, Inc.	924,028
48,771	@	Plains Exploration & Production Co.	1,300,723
57,900	@, L	Pride International, Inc.	1,703,997
43,966	@	Quicksilver Resources, Inc.	553,972
44,564		Southern Union Co.	1,072,210
143,300	@	Superior Energy Services	3,824,677
17,318	L	Tidewater, Inc.	776,020
14,049	@, L	Unit Corp.	523,887
			35,813,184
		Financials: 7.8%
16,572	@, L	Affiliated Managers Group, Inc.	1,292,782
22,400		American Financial Group, Inc.	684,992
32,437	@	AmeriCredit Corp.	793,409
68,100		Apollo Investment Corp.	696,663
31,200		Arthur J. Gallagher & Co.	822,744
67,200	L	Associated Banc-Corp.	886,368
34,600		Astoria Financial Corp.	471,598
71,100	L	Bank of Hawaii Corp.	3,193,812
36,700	L	Brown & Brown, Inc.	740,973
265,000		Cathay General Bancorp.	3,150,850
16,200		City National Corp.	859,734
24,414		Commerce Bancshares, Inc.	917,722
19,761	L	Cullen/Frost Bankers, Inc.	1,064,525
37,554		Eaton Vance Corp.	1,090,568
17,674	S	Everest Re Group Ltd.	1,528,271
78,300		Fidelity National Title Group, Inc.	1,230,093
37,000		First American Financial Corp.	552,780
62,800		First Niagara Financial Group, Inc.	731,620
42,900		FirstMerit Corp.	785,928
78,001		Fulton Financial Corp.	706,689
7,400	L	Greenhill & Co., Inc.	586,968
12,855		Hanover Insurance Group, Inc.	604,185
35,124		HCC Insurance Holdings, Inc.	916,385
25,206		International Bancshares Corp.	425,729
40,978	L	Jefferies Group, Inc.	929,791
68,189	L	Jones Lang LaSalle, Inc.	5,882,665
10,500		Mercury General Corp.	429,135
36,837	@	MSCI, Inc. - Class A	1,223,357
135,197	S	New York Community Bancorp., Inc.	2,196,951
41,747	L	NewAlliance Bancshares, Inc.	526,847
85,700	L	Old Republic International Corp.	1,186,945
31,996		Protective Life Corp.	696,233
32,735		Raymond James Financial, Inc.	829,178
24,943	L	Reinsurance Group of America, Inc.	1,204,497
40,892		SEI Investments Co.	831,743
16,900	L	Stancorp Financial Group, Inc.	642,200
16,000	@	SVB Financial Group	677,120
311,804	S	Synovus Financial Corp.	767,038
47,600		TCF Financial Corp.	770,644
19,615		Transatlantic Holdings, Inc.	996,834
25,764		Trustmark Corp.	560,109
19,796		Unitrin, Inc.	482,824
62,700		Valley National Bancorp.	808,830
30,700		Waddell & Reed Financial, Inc.	839,952
40,100		Washington Federal, Inc.	611,926
27,400		Webster Financial Corp.	481,144
38,000		WR Berkley Corp.	1,028,660
			49,340,011
		Health Care: 11.0%
51,100	@	Allscripts Healthcare Solutions, Inc.	943,817
21,349	L	Beckman Coulter, Inc.	1,041,618
6,185	@, L	Bio-Rad Laboratories, Inc.	559,804
23,600	@, L	Charles River Laboratories International, Inc.	782,340
31,662	@	Community Health Systems, Inc.	980,572
20,200	@	Covance, Inc.	945,158
140,052	@, S	Edwards Lifesciences Corp.	9,390,487
37,179	@	Endo Pharmaceuticals Holdings, Inc.	1,235,830
16,100	@	Gen-Probe, Inc.	780,206
88,585	@	Health Management Associates, Inc.	678,561
168,845	@	Health Net, Inc.	4,590,896
26,996	@	Henry Schein, Inc.	1,581,426
103,683	S	Hill-Rom Holdings, Inc.	3,721,183
86,506	@	Hologic, Inc.	1,384,961
17,706	@, L	Idexx Laboratories, Inc.	1,092,814
25,048	@	Immucor, Inc.	496,702
20,931	@	Kinetic Concepts, Inc.	765,656
19,700	@	LifePoint Hospitals, Inc.	690,682
31,097		Lincare Holdings, Inc.	780,224
19,200	@	Masimo Corp.	524,352
20,534		Medicis Pharmaceutical Corp.	608,833
14,500	@	Mednax, Inc.	772,850

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Health Care: (continued)
49,224	@	Mettler Toledo International, Inc.	$6,125,435
42,766	S	Omnicare, Inc.	1,021,252
21,900	L	Owens & Minor, Inc.	623,274
118,680		Perrigo Co.	7,621,630
113,611	L	Pharmaceutical Product Development, Inc.	2,816,417
17,900	@	Psychiatric Solutions, Inc.	600,545
230,946	@, L	Resmed, Inc.	7,577,338
19,631		Steris Corp.	652,142
11,037	L	Techne Corp.	681,314
13,600		Teleflex, Inc.	772,208
19,862	@	Thoratec Corp.	734,497
16,065	@	United Therapeutics Corp.	899,801
31,259		Universal Health Services, Inc.	1,214,725
29,200	@	VCA Antech, Inc.	615,828
65,850	@, S	Vertex Pharmaceuticals, Inc.	2,276,435
51,700	@	WellCare Health Plans, Inc.	1,497,232
			70,079,045
		Industrials: 14.8%
69,200		Acuity Brands, Inc.	3,061,408
41,400	@	Aecom Technology Corp.	1,004,364
30,600	@	AGCO Corp.	1,193,706
64,937	@	Alaska Air Group, Inc.	3,313,735
68,800		Alexander & Baldwin, Inc.	2,396,992
10,600	@	Alliant Techsystems, Inc.	799,240
31,700		Ametek, Inc.	1,514,309
33,914	@	BE Aerospace, Inc.	1,027,933
21,900		Brink’s Co.	503,700
26,189		Bucyrus International, Inc.	1,816,207
21,043		Carlisle Cos., Inc.	630,238
22,338	L	Con-way, Inc.	692,255
20,646	@	Copart, Inc.	680,699
14,500		Corporate Executive Board Co.	457,620
38,447	@, L	Corrections Corp. of America	948,872
87,515		Crane Co.	3,320,319
23,412		Donaldson Co., Inc.	1,103,408
16,832	@, S, L	FTI Consulting, Inc.	583,902
86,400		Gardner Denver, Inc.	4,637,952
17,700		GATX Corp.	518,964
21,000		Graco, Inc.	666,330
32,627		Harsco Corp.	801,972
21,000		Herman Miller, Inc.	413,280
17,100		HNI, Corp.	491,796
77,778		Hubbell, Inc.	3,947,234
115,700		IDEX Corp.	4,108,507
30,221		JB Hunt Transport Services, Inc.	1,048,669
91,100	@, L	JetBlue Airways Corp.	609,459
126,032	L	Joy Global, Inc.	8,862,570
31,859	@	Kansas City Southern	1,191,845
55,070		KBR, Inc.	1,356,925
29,600		Kennametal, Inc.	915,528
19,100	@, L	Kirby Corp.	765,146
18,553		Landstar System, Inc.	716,517
51,600		Lennox International, Inc.	2,151,204
45,000		Lincoln Electric Holdings, Inc.	2,601,900
27,549	L	Manpower, Inc.	1,438,058
12,500		Mine Safety Appliances Co.	338,750
13,300		MSC Industrial Direct Co.	718,732
44,500		Nordson Corp.	3,279,205
30,200	@	Oshkosh Truck Corp.	830,500
32,570		Pentair, Inc.	1,095,329
58,494		Regal-Beloit Corp.	3,433,013
15,602	L	Rollins, Inc.	364,775
28,461	@, S	Shaw Group, Inc.	955,151
16,557		SPX Corp.	1,047,727
37,268	@, L	Terex Corp.	854,183
81,028	@	Thomas & Betts Corp.	3,323,769
139,774		Timken Co.	5,361,731
13,800		Towers Watson & Co.	678,684
29,300		Trinity Industries, Inc.	652,511
29,064	@	URS Corp.	1,103,851
14,971	L	Wabtec Corp.	715,464
170,100	@	Waste Connections, Inc.	6,746,166
20,716		Woodward Governor Co.	671,613
			94,463,917
		Information Technology: 15.3%
38,700	@, S, L	ADC Telecommunications, Inc.	490,329
144,700		Adtran, Inc.	5,107,910
63,800	@	Advent Software, Inc.	3,329,722
17,341	@, L	Alliance Data Systems Corp.	1,131,674
28,585	@	Ansys, Inc.	1,207,716
37,100	@	AOL, Inc.	918,225
41,929	@	Arrow Electronics, Inc.	1,120,762
162,271	@, S	Atmel Corp.	1,291,677

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value

		Information Technology: (continued)
50,997	@, L	Avnet, Inc.	$1,377,429
42,563		Broadridge Financial Solutions ADR	973,416
100,869	@, S	Cadence Design Systems, Inc.	769,630
34,577	@, L	Ciena Corp.	538,364
32,185	@	CommScope, Inc.	764,072
48,440	@, L	Convergys Corp.	506,198
40,000		CoreLogic, Inc.	766,400
34,965	@, S	Cree, Inc.	1,898,250
23,323	L	Diebold, Inc.	725,112
17,120	@, L	Digital River, Inc.	582,765
12,405	L	DST Systems, Inc.	556,240
28,040	@	Equinix, Inc.	2,869,894
70,523	@	F5 Networks, Inc.	7,320,993
74,900		Factset Research Systems, Inc.	6,076,637
54,000	@, L	Fairchild Semiconductor International, Inc.	507,600
20,100	@, L	Gartner, Inc.	591,744
27,380	S	Global Payments, Inc.	1,174,328
26,503	@	Hewitt Associates, Inc.	1,336,546
30,727	@	Informatica Corp.	1,180,224
54,009	@, L	Ingram Micro, Inc.	910,592
28,600	@, L	International Rectifier Corp.	603,174
53,700		Intersil Corp.	627,753
13,200	@	Itron, Inc.	808,236
28,800		Jack Henry & Associates, Inc.	734,400
40,500	@	Lam Research Corp.	1,694,925
30,900		Lender Processing Services, Inc.	1,026,807
44,000	@, L	Mentor Graphics Corp.	465,080
159,668	@	Micros Systems, Inc.	6,758,746
18,500		National Instruments Corp.	604,210
56,200	@	NCR Corp.	766,006
26,711	@	NeuStar, Inc.	664,035
192,800	@	Parametric Technology Corp.	3,767,312
17,185	L	Plantronics, Inc.	580,509
27,396	@	Polycom, Inc.	747,363
137,638	@, L	Quest Software, Inc.	3,384,518
106,127	@, S	RF Micro Devices, Inc.	651,620
148,542	@	Rovi Corp.	7,488,002
14,900	@	Silicon Laboratories, Inc.	546,085
315,400	@, L	Skyworks Solutions, Inc.	6,522,472
130,500		Solera Holdings, Inc.	5,762,880
19,300	@	SRA International, Inc.	380,596
48,000	@	Synopsys, Inc.	1,188,960
17,233	@	Tech Data Corp.	694,490
140,100	@	TIBCO Software, Inc.	2,485,374
38,507	@, L	Trimble Navigation Ltd.	1,349,285
71,964	@, L	Vishay Intertechnology, Inc.	696,612
19,500	@	Zebra Technologies Corp.	655,980
			97,679,879
		Materials: 6.6%
29,900		Albemarle Corp.	1,399,619
111,800		Aptargroup, Inc.	5,105,906
26,834	L	Ashland, Inc.	1,308,694
117,600		Cabot Corp.	3,830,232
17,600		Carpenter Technology Corp.	593,296
46,000		Commercial Metals Co.	666,540
84,564		Cytec Industries, Inc.	4,767,718
12,400		Greif, Inc. - Class A	729,616
76,353		Lubrizol Corp.	8,091,127
15,082	L	Martin Marietta Materials, Inc.	1,160,862
4,300		NewMarket Corp.	488,824
33,100		Olin Corp.	667,296
36,694		Packaging Corp. of America	850,200
24,311		Reliance Steel & Aluminum Co.	1,009,636
13,500		Rock-Tenn Co.	672,435
47,338		RPM International, Inc.	942,973
15,000		Scotts Miracle-Gro Co.	775,950
17,300	L	Sensient Technologies Corp.	527,477
163,492		Sonoco Products Co.	5,467,172
78,028		Steel Dynamics, Inc.	1,100,975
40,483	L	Temple-Inland, Inc.	755,413
33,499		Valspar Corp.	1,066,943
			41,978,904
		Telecommunication Services: 0.8%
93,646	@, S	Cincinnati Bell, Inc.	250,035
134,800	@	Syniverse Holdings, Inc.	3,055,916
29,100		Telephone & Data Systems, Inc.	954,480
47,744	@, L	TW Telecom, Inc.	886,606
			5,147,037
		Utilities: 6.0%
22,113		AGL Resources, Inc.	848,255
141,200		Alliant Energy Corp.	5,132,620
44,000	L	Aqua America, Inc.	897,600
30,800		Atmos Energy Corp.	900,900

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value

		Utilities: (continued)
92,045		Black Hills Corp.		$2,871,804
51,300		Cleco Corp.		1,519,506
34,667	L	DPL, Inc.		905,849
21,100		Energen Corp.		964,692
47,200		Great Plains Energy, Inc.		892,080
30,722		Hawaiian Electric Industries		692,474
81,926		Idacorp, Inc.		2,942,782
63,800		MDU Resources Group, Inc.		1,272,810
25,044		National Fuel Gas Co.		1,297,530
30,500		NSTAR		1,200,175
86,700		NV Energy, Inc.		1,140,105
150,880		OGE Energy Corp.		6,015,586
40,334		PNM Resources, Inc.		459,404
272,700	L	Questar Corp.		4,780,431
34,353		UGI Corp.		982,839
27,300	L	Vectren Corp.		706,251
35,700	L	Westar Energy, Inc.		865,011
14,880		WGL Holdings, Inc.		562,166
				37,850,870
		Total Common Stock
		(Cost $495,921,177)		547,930,702

REAL ESTATE INVESTMENT TRUSTS: 12.4%

		Financials: 12.4%
94,442		Alexandria Real Estate Equities, Inc.		6,610,940
60,010		AMB Property Corp.		1,588,465
123,436		BRE Properties, Inc.		5,122,594
107,487		Camden Property Trust		5,156,151
22,900		Corporate Office Properties Trust SBI MD		854,399
54,300	L	Cousins Properties, Inc.		387,702
92,131	S, L	Duke Realty Corp.		1,067,798
20,300		Equity One, Inc.		342,664
63,005		Essex Property Trust, Inc.		6,895,267
103,900	S	Federal Realty Investment Trust		8,484,474
35,680		Highwoods Properties, Inc.		1,158,530
47,000		Hospitality Properties Trust		1,049,510
67,547		Liberty Property Trust		2,154,749
95,525		Macerich Co.		4,102,799
30,075		Mack-Cali Realty Corp.		983,753
42,200		Nationwide Health Properties, Inc.		1,631,874
146,000		Omega Healthcare Investors, Inc.		3,277,700
17,100		Potlatch Corp.		581,400
28,816		Rayonier, Inc.		1,444,258
162,700		Realty Income Corp.		5,486,244
30,200	S	Regency Centers Corp.		1,191,994
208,500	L	Senior Housing Properties Trust		4,899,750
118,800		SL Green Realty Corp.		7,523,604
278,200		UDR, Inc.		5,875,584
40,672	L	Weingarten Realty Investors		887,463

		Total Real Estate Investment Trusts
		(Cost $65,302,056)		78,759,666

		Total Long-Term Investments
		(Cost $561,223,233)		626,690,368

SHORT-TERM INVESTMENTS: 5.5%

		Affiliated Mutual Fund: 1.3%
8,573,000		ING Institutional Prime Money Market Fund - Class I		8,573,000

		Total Mutual Fund
		(Cost $8,573,000)		8,573,000

		Securities Lending Collateral(cc): 4.2%
24,348,028		BNY Mellon Overnight Government Fund (1)		24,348,028
2,851,192	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		2,280,954

		Total Securities Lending Collateral
		(Cost $27,199,220)		26,628,982

		Total Short-Term Investments
		(Cost $35,772,220)		35,201,982

		Total Investments in Securities
		(Cost $596,995,453)*	103.9%	$661,892,350
		Other Assets and Liabilities - Net	(3.9)	(25,008,681)
		Net Assets	100.0%	$636,883,669

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $600,282,717.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$74,317,945
		Gross Unrealized Depreciation		(12,708,312)
		Net Unrealized Appreciation		$61,609,633

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$547,930,702	$—	$—	$547,930,702
Real Estate Investment Trusts	78,759,666	—	—	78,759,666
Short-Term Investments	32,921,028	—	2,280,954	35,201,982
Total Investments, at value	$659,611,396	$—	$2,280,954	$661,892,350
Other Financial Instruments+:
Futures	357,357	—	—	357,357
Total Assets	$659,968,753	$—	$2,280,954	$662,249,707

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954
Total Investments, at value	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Index Plus MidCap Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P Mid 400 E-Mini	144	12/17/10	$11,521,440	$357,357
			$11,521,440	$357,357

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 88.8%
		Consumer Discretionary: 16.2%
6,300	@	American Public Education, Inc.	$207,018
40,757		Arbitron, Inc.	1,139,973
9,817	L	Big 5 Sporting Goods Corp.	131,744
621	@	Biglari Holdings, Inc.	204,092
40,100	@, L	BJ’s Restaurants, Inc.	1,129,216
5,100	@	Blue Nile, Inc.	226,899
3,200	L	Blyth, Inc.	131,968
16,900		Brown Shoe Co., Inc.	193,843
32,389		Brunswick Corp.	492,961
7,610	L	Buckle, Inc.	201,969
6,300	@	Buffalo Wild Wings, Inc.	301,707
13,626	@, L	Cabela’s, Inc.	258,621
12,822	@	California Pizza Kitchen, Inc.	218,743
32,700		Callaway Golf Co.	228,900
4,349	@, L	Capella Education Co.	337,569
18,137	@	Carter’s, Inc.	477,547
50,739		Cato Corp.	1,357,776
7,100	@	CEC Entertainment, Inc.	243,743
9,294	@	Childrens Place Retail Stores, Inc.	453,268
15,000		Christopher & Banks Corp.	118,650
10,802	@, L	Coinstar, Inc.	464,378
35,943		Cracker Barrel Old Country Store	1,824,467
29,908	@	CROCS, Inc.	389,103
45,240	@, S	Deckers Outdoor Corp.	2,260,190
5,749	@, L	DineEquity, Inc.	258,590
8,471	@	Drew Industries, Inc.	176,705
11,600		Ethan Allen Interiors, Inc.	202,536
18,342		Finish Line	255,137
18,112		Fred’s, Inc.	213,722
9,810	@, L	Genesco, Inc.	293,123
9,173	@	Group 1 Automotive, Inc.	274,089
9,468	@	Gymboree Corp.	393,301
27,914	@	Helen of Troy Ltd.	705,945
32,100	@	Hibbett Sporting Goods, Inc.	800,895
18,194	L	Hillenbrand, Inc.	391,353
41,700	@, L	HSN, Inc.	1,246,830
25,346	@	Iconix Brand Group, Inc.	443,555
76,500	@, L	Interval Leisure Group, Inc.	1,030,455
16,600	@	Jack in the Box, Inc.	355,904
13,614	@	Jakks Pacific, Inc.	240,151
40,931	@	Jo-Ann Stores, Inc.	1,823,476
40,883	@	JoS. A Bank Clothiers, Inc.	1,742,025
11,075	@, L	K-Swiss, Inc.	141,206
21,094	@	La-Z-Boy, Inc.	178,033
48,424	@, S	Live Nation, Inc.	478,429
41,149	@, L	Liz Claiborne, Inc.	250,186
5,200	@	Lumber Liquidators	127,764
34,300	@	Maidenform Brands, Inc.	989,555
7,600	L	Marcus Corp.	90,060
19,196		Men’s Wearhouse, Inc.	456,673
13,100	@	Meritage Homes Corp.	257,022
49,498		Monro Muffler, Inc.	2,282,353
12,068	L	National Presto Industries, Inc.	1,284,880
8,969		Nutri/System, Inc.	172,564
29,102	@	OfficeMax, Inc.	380,945
8,000		Oxford Industries, Inc.	190,240
7,598	@	Papa John’s International, Inc.	200,435
6,500	@, L	Peet’s Coffee & Tea, Inc.	222,495
20,682	L	PEP Boys-Manny Moe & Jack	218,816
10,300		PetMed Express, Inc.	180,250
40,600	L	PF Chang’s China Bistro, Inc.	1,875,720
24,772	@, L	Pinnacle Entertainment, Inc.	276,208
49,131	S	Polaris Industries, Inc.	3,198,428
19,262		Pool Corp.	386,588
17,500	@	Pre-Paid Legal Services, Inc.	1,093,575
53,180	@	Quiksilver, Inc.	207,934
10,682	@	RC2 Corp.	223,788
8,900	@	Red Robin Gourmet Burgers, Inc.	174,529
25,612	@	Ruby Tuesday, Inc.	304,014
19,100	@	Shuffle Master, Inc.	160,631
10,421	@	Skechers USA, Inc.	244,789
18,020	@, L	Sonic Automotive, Inc.	177,137
23,800	@	Sonic Corp.	192,304
19,206		Stage Stores, Inc.	249,678
47,400	@, L	Standard-Pacific Corp.	188,178
57,600	@	Steven Madden Ltd.	2,365,056

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
11,668		Sturm Ruger & Co., Inc.	$159,152
12,500		Superior Industries International	216,000
115,157	@	Texas Roadhouse, Inc.	1,619,107
9,362	@	True Religion Apparel, Inc.	199,785
5,330	@	Universal Electronics, Inc.	111,131
9,800	@, L	Universal Technical Institute, Inc.	191,590
9,100	@	Volcom, Inc.	173,992
16,600	@	Winnebago Industries	172,972
15,503		Wolverine World Wide, Inc.	449,742
10,400	@	Zumiez, Inc.	220,064
			46,776,135
		Consumer Staples: 3.4%
50,000	@, L	Alliance One International, Inc.	207,500
8,162		Andersons, Inc.	309,340
18,485	@, L	Boston Beer Co., Inc.	1,236,092
6,474		Cal-Maine Foods, Inc.	187,617
53,693	L	Casey’s General Stores, Inc.	2,241,683
20,275	@	Central Garden & Pet Co.	210,049
33,753	@, L	Darling International, Inc.	287,576
26,027	L	Diamond Foods, Inc.	1,066,847
17,139	@	Hain Celestial Group, Inc.	410,993
4,951		J&J Snack Foods Corp.	207,595
14,186		Lance, Inc.	302,162
3,400	@, L	Medifast, Inc.	92,242
30,102		Nash Finch Co.	1,280,539
8,252		Sanderson Farms, Inc.	357,229
13,968	@	TreeHouse Foods, Inc.	643,925
16,771	@	United Natural Foods, Inc.	555,791
4,400		WD-40 Co.	167,288
			9,764,468
		Energy: 5.1%
12,527	@	Bristow Group, Inc.	451,974
39,996		CARBO Ceramics, Inc.	3,239,676
9,967	@	Dril-Quip, Inc.	619,050
14,540		Holly Corp.	418,025
12,100	@, L	Hornbeck Offshore Services, Inc.	235,829
49,187	@, S	ION Geophysical Corp.	252,821
40,296		Lufkin Industries, Inc.	1,768,994
48,512	@	Oil States International, Inc.	2,258,234
17,168	L	Penn Virginia Corp.	275,375
42,728	@	Petroleum Development Corp.	1,179,293
22,499	@	Petroquest Energy, Inc.	137,019
30,838	@	Pioneer Drilling Co.	196,746
7,896	@, L	SEACOR Holdings, Inc.	672,423
20,072		SM Energy Co.	751,897
14,782	@	Stone Energy Corp.	217,739
12,446	@	Swift Energy Co.	349,484
108,257	@	Tetra Technologies, Inc.	1,104,221
19,279		World Fuel Services Corp.	501,447
			14,630,247
		Financials: 8.6%
23,543		American Physicians Capital, Inc.	976,093
6,712	@, L	Amerisafe, Inc.	126,051
26,153		Bank of the Ozarks, Inc.	970,015
35,900		Boston Private Financial Holdings, Inc.	234,786
27,500		Brookline Bancorp., Inc.	274,450
9,891		Cash America International, Inc.	346,185
7,500	L	City Holding Co.	230,025
14,858	L	Columbia Banking System, Inc.	291,960
65,867	L	Community Bank System, Inc.	1,515,600
18,540	L	Delphi Financial Group	463,315
62,500	L	Dime Community Bancshares	865,625
49,900	L	East-West Bancorp., Inc.	812,372
11,700	@	eHealth, Inc.	151,164
18,700	L	Employers Holdings, Inc.	294,899
18,260	@	Ezcorp, Inc.	365,930
55,526	@	First Cash Financial Services, Inc.	1,540,847
44,700		First Commonwealth Financial Corp.	243,615
16,869	L	First Financial Bancorp.	281,375
4,050		First Financial Bankshares, Inc.	190,310
29,181		First Midwest Bancorp., Inc.	336,457
11,494	@, L	Forestar Real Estate Group, Inc.	195,973
27,700		Glacier Bancorp., Inc.	404,420
10,475		Hancock Holding Co.	314,983
5,900	L	Home Bancshares, Inc.	119,888
65,600		Horace Mann Educators Corp.	1,166,368
6,210		Independent Bank Corp.	139,849
2,965		Infinity Property & Casualty Corp.	144,603
18,200	@, L	Interactive Brokers Group, Inc.	313,222
18,000	@, L	Investment Technology Group, Inc.	255,960
15,530	@	National Financial Partners Corp.	196,765
55,100		National Penn Bancshares, Inc.	344,375
3,200	@	Navigators Group, Inc.	142,816

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
6,808	L	NBT Bancorp., Inc.	$150,253
35,400		Old National Bancorp.	371,700
15,617	@	OptionsXpress Holdings, Inc.	239,877
19,100	@	Pinnacle Financial Partners, Inc.	175,529
7,417	@	Piper Jaffray Cos.	216,057
5,828	@, L	Portfolio Recovery Associates, Inc.	376,780
25,421		PrivateBancorp, Inc.	289,545
11,892	@	ProAssurance Corp.	684,860
5,600		RLI Corp.	317,072
8,000	L	S&T Bancorp, Inc.	139,360
30,144	L	Safety Insurance Group, Inc.	1,266,651
12,300		Selective Insurance Group	200,367
14,238	@	Signature Bank	553,004
3,939		Simmons First National Corp.	111,356
9,660		Sterling Bancorp.	83,945
48,100	L	Sterling Bancshares, Inc.	258,297
12,059	@	Stifel Financial Corp.	558,211
50,051		Susquehanna Bancshares, Inc.	422,430
18,900	L	SWS Group, Inc.	135,513
17,258		Tower Group, Inc.	402,974
21,655	L	Trustco Bank Corp.	120,402
9,991		UMB Financial Corp.	354,780
44,727		Umpqua Holdings Corp.	507,204
13,008	L	United Bankshares, Inc.	323,769
5,078		United Fire & Casualty Co.	107,704
42,347		Whitney Holding Corp.	345,975
11,386		Wintrust Financial Corp.	369,020
31,562	@, L	World Acceptance, Corp.	1,393,778
			24,726,709
		Health Care: 12.7%
8,200	@	Abaxism, Inc.	189,420
37,500	@, L	Affymetrix, Inc.	171,000
5,600	@	Air Methods Corp.	232,848
23,087	@	Align Technology, Inc.	452,043
8,845	@	Amedisys, Inc.	210,511
25,613	@, L	American Medical Systems Holdings, Inc.	501,503
80,209	@	AMERIGROUP Corp.	3,406,474
9,243	@, L	Amsurg Corp.	161,568
3,500		Analogic Corp.	157,080
11,300	@, L	Bio-Reference Labs, Inc.	235,718
38,429	@	Catalyst Health Solutions, Inc.	1,353,085
17,206	@	Centene Corp.	405,890
6,900		Chemed Corp.	393,093
4,200		Computer Programs & Systems, Inc.	178,794
12,800	@, L	Conmed Corp.	286,848
62,530		Cooper Cos., Inc.	2,890,137
24,000	@, L	Corvel Corp.	1,018,800
19,947	@	Cubist Pharmaceuticals, Inc.	466,560
10,140	@	Cyberonics	270,535
21,412	@, L	Dionex Corp.	1,850,853
9,300	@, L	Emergent Biosolutions, Inc.	160,518
19,448	@, S	eResearch Technology, Inc.	145,471
8,019	@	Genoptix, Inc.	113,870
10,879	@	Gentiva Health Services, Inc.	237,706
9,700	@	Greatbatch, Inc.	224,943
8,212	@	Haemonetics Corp.	480,648
15,000	@, S	Hanger Orthopedic Group, Inc.	218,100
16,870	@, L	Healthspring, Inc.	435,921
10,000	@	Healthways, Inc.	116,400
41,900	@	HMS Holdings Corp.	2,469,586
5,800	@, L	ICU Medical, Inc.	216,282
7,600	@	Integra LifeSciences Holdings Corp.	299,896
14,038		Invacare Corp.	372,147
7,200	@	IPC The Hospitalist Co., Inc.	196,704
4,970	@, L	Kensey Nash Corp.	143,583
3,500		Landauer, Inc.	219,205
6,940	@	LHC Group, Inc.	160,939
41,760	@	Magellan Health Services, Inc.	1,972,742
12,992	@, L	Martek Biosciences Corp.	294,009
15,500		Meridian Bioscience, Inc.	339,140
7,228	@, L	Merit Medical Systems, Inc.	114,853
6,255	@	Molina Healthcare, Inc.	168,822
30,300	@	MWI Veterinary Supply, Inc.	1,748,916
15,312	@	Natus Medical, Inc.	223,096
41,921	@	Neogen Corp.	1,419,026
12,157	@	Omnicell, Inc.	159,014
67,235	@, L	Par Pharmaceutical Cos., Inc.	1,955,194
20,607	@	Parexel International Corp.	476,640
19,247	@, L	PSS World Medical, Inc.	411,501
6,088	L	Quality Systems, Inc.	403,695
22,970	@	Regeneron Pharmaceuticals, Inc.	629,378
10,012	@, L	RehabCare Group, Inc.	202,443
14,100	@	Res-Care, Inc.	187,107

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
53,970	@	Salix Pharmaceuticals Ltd.	$2,143,688
26,056	@	Savient Pharmaceuticals, Inc.	595,901
19,717	@, L	Symmetry Medical, Inc.	190,072
28,605	@	Viropharma, Inc.	426,501
11,403	L	West Pharmaceutical Services, Inc.	391,237
35,275	@, L	Zoll Medical Corp.	1,138,324
			36,635,978
		Industrials: 16.0%
15,595	@, L	AAR Corp.	291,003
16,776		ABM Industries, Inc.	362,194
93,387		Actuant Corp.	2,144,166
9,138	L	Administaff, Inc.	246,086
7,195	@	Aerovironment, Inc.	160,089
11,300		Albany International Corp.	213,796
4,222	@, L	Allegiant Travel Co.	178,675
11,163	L	American Science & Engineering, Inc.	822,155
37,200		AO Smith Corp.	2,153,508
16,787		Apogee Enterprises, Inc.	153,601
66,024		Applied Industrial Technologies, Inc.	2,020,334
5,821	L	Applied Signal Technology, Inc.	144,826
11,537		Arkansas Best Corp.	279,542
7,463	@	Astec Industries, Inc.	212,919
8,701	@	ATC Technology Corp.	215,263
27,900		AZZ, Inc.	1,195,236
5,800		Badger Meter, Inc.	234,784
13,938		Barnes Group, Inc.	245,169
15,378		Belden CDT, Inc.	405,672
15,860		Bowne & Co., Inc.	179,694
14,037		Brady Corp.	409,459
17,731		Briggs & Stratton Corp.	337,066
3,800		Cascade Corp.	120,840
11,276	@, L	Ceradyne, Inc.	263,295
5,400		CIRCOR International, Inc.	170,640
15,489		Clarcor, Inc.	598,340
12,800		Comfort Systems USA, Inc.	137,344
4,483	@	Consolidated Graphics, Inc.	185,820
47,263		Cubic Corp.	1,928,330
14,462		Curtiss-Wright Corp.	438,199
16,500	@, L	Dolan Media Co.	187,605
21,104	@	Dycom Industries, Inc.	210,829
20,486	@, L	EMCOR Group, Inc.	503,751
7,000		Encore Wire Corp.	143,570
9,100	@	EnPro Industries, Inc.	284,648
10,300		ESCO Technologies, Inc.	342,578
9,919	@	Esterline Technologies Corp.	567,664
33,600	@	Exponent, Inc.	1,128,624
30,100		Federal Signal Corp.	162,239
9,213		Forward Air Corp.	239,538
4,400	L	G&K Services, Inc.	100,584
24,880	@, L	Gencorp, Inc.	122,410
94,369	@	Geo Group, Inc.	2,203,516
18,578	@	Griffon Corp.	226,466
17,129		Healthcare Services Group	390,370
16,517		Heartland Express, Inc.	245,608
9,800		Heidrick & Struggles International, Inc.	190,904
12,545	@	HUB Group, Inc.	367,067
59,327	@	II-VI, Inc.	2,214,677
13,600	@	Insituform Technologies, Inc.	328,848
121,740		Interface, Inc.	1,732,360
12,571	L	John Bean Technologies Corp.	202,519
7,400		Kaman Corp.	193,954
10,723		Kaydon Corp.	371,016
14,000	@	Kelly Services, Inc.	164,220
17,640		Knight Transportation, Inc.	340,981
5,747	L	Lindsay Manufacturing Co.	248,960
14,200	@	Mobile Mini, Inc.	217,828
10,250	@	Moog, Inc.	363,978
12,855		Mueller Industries, Inc.	340,529
79,459	@	Old Dominion Freight Line	2,019,848
20,927	@, L	Orbital Sciences Corp.	320,183
12,800	@, L	Orion Marine Group, Inc.	158,848
5,400	@, L	Powell Industries, Inc.	168,048
15,488		Quanex Building Products Corp.	267,478
57,000		Robbins & Myers, Inc.	1,526,460
10,397	@	School Specialty, Inc.	135,265
26,662	@, S	SFN Group, Inc.	160,239
12,540		Simpson Manufacturing Co., Inc.	323,281
19,575	S	Skywest, Inc.	273,267
34,335		Standex International Corp.	830,564
16,363	@	SYKES Enterprises, Inc.	222,210
11,090	@	Teledyne Technologies, Inc.	441,604
19,894	@	Tetra Tech, Inc.	417,177
56,988		Toro Co.	3,204,435

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
8,300	L	Tredegar Corp.	$157,534
36,091		Triumph Group, Inc.	2,692,028
18,599	@	TrueBlue, Inc.	253,876
4,909		Unifirst Corp.	216,732
7,615	@, L	United Stationers, Inc.	407,479
7,438		Universal Forest Products, Inc.	217,562
8,300		Viad Corp.	160,522
7,500		Vicor Corp.	109,575
10,128		Watsco, Inc.	563,927
9,900		Watts Water Technologies, Inc.	337,095
			46,371,123
		Information Technology: 18.2%
65,900	@	Actel Corp.	1,051,105
15,012	@	Advanced Energy Industries, Inc.	196,057
49,637	@	Anixter International, Inc.	2,679,902
43,722	@, L	Arris Group, Inc.	427,164
16,100	@, L	ATMI, Inc.	239,246
8,512	@, L	Avid Technology, Inc.	111,592
24,030	@	Benchmark Electronics, Inc.	394,092
7,112	S	Black Box Corp.	228,011
15,100		Blackbaud, Inc.	363,004
15,254	@	Blue Coat Systems, Inc.	367,011
26,114	@, S	Brightpoint, Inc.	182,537
31,903	@	Brooks Automation, Inc.	214,069
9,594	@, L	Cabot Microelectronics Corp.	308,735
10,000	@	CACI International, Inc.	452,600
12,382	@	Checkpoint Systems, Inc.	251,974
20,100	@, L	Cogent, Inc.	213,864
89,457		Cognex Corp.	2,399,237
6,800		Cohu, Inc.	85,612
14,820	@	Commvault Systems, Inc.	385,765
10,900	@, L	Compellent Technologies, Inc.	198,162
11,000	@, L	comScore, Inc.	258,720
11,379	@	Comtech Telecommunications	311,216
69,828	@	Concur Technologies, Inc.	3,452,296
45,967	@	CSG Systems International	837,978
10,999		CTS Corp.	105,810
10,800	@, L	Cymer, Inc.	400,464
55,169	@	Cypress Semiconductor Corp.	694,026
18,972	S	Daktronics, Inc.	186,305
15,975	@	DealerTrack Holdings, Inc.	272,853
8,800	@, L	DG FastChannel, Inc.	191,400
13,800	@	Diodes, Inc.	235,842
41,900	@	DTS, Inc.	1,599,323
11,800	@, L	Ebix, Inc.	276,710
7,261	@, L	Electro Scientific Industries, Inc.	80,670
7,000	@	EMS Technologies, Inc.	130,410
22,200	@	Epicor Software Corp.	193,140
14,500		EPIQ Systems, Inc.	177,770
7,600	@, L	Faro Technologies, Inc.	165,756
16,900	@	FEI Co.	330,733
39,400	@, L	Forrester Research, Inc.	1,303,352
42,626	@, S	Harmonic, Inc.	293,267
15,214	L	Heartland Payment Systems, Inc.	231,557
7,000	@, L	Hittite Microwave Corp.	333,550
16,500	@	Infospace, Inc.	142,890
98,561	@	Insight Enterprises, Inc.	1,541,494
22,758	@, L	Intermec, Inc.	279,013
15,496	@	j2 Global Communications, Inc.	368,650
12,494	@	JDA Software Group, Inc.	316,848
27,000	@	Kulicke & Soffa Industries, Inc.	167,130
8,400	@	Littelfuse, Inc.	367,080
9,602	@	Manhattan Associates, Inc.	281,819
15,305		MAXIMUS, Inc.	942,482
8,300	@, L	Mercury Computer Systems, Inc.	99,849
13,227		Methode Electronics, Inc.	120,101
18,409		Micrel, Inc.	181,513
28,948	@	Microsemi Corp.	496,458
2,900	@	MicroStrategy, Inc.	251,169
19,479	@	MKS Instruments, Inc.	350,232
4,500		MTS Systems Corp.	139,500
13,590	@	Netgear, Inc.	367,066
110,880	@	Netscout Systems, Inc.	2,274,149
18,522	@, L	Newport Corp.	210,039
43,800	@, L	OSI Systems, Inc.	1,590,816
6,025		Park Electrochemical Corp.	158,699
11,778	@	Perficient, Inc.	107,651
14,044	@	Plexus Corp.	412,191
13,100	@, L	Progress Software Corp.	433,610
153,178	@	Radiant Systems, Inc.	2,619,344
72,447	@, L	Radisys Corp.	682,451
6,300	@, L	Rogers Corp.	198,324
14,310	@, L	Rudolph Technologies, Inc.	118,916

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
6,300	@	Scansource, Inc.	$174,762
16,156	@	Sigma Designs, Inc.	185,632
16,100	@, L	Sonic Solutions, Inc.	183,218
21,400	@	Sourcefire, Inc.	617,176
59,300	@	Stamps.com, Inc.	770,900
8,600	@	Standard Microsystems Corp.	196,166
9,600	@, L	Stratasys, Inc.	266,112
4,100	@	Supertex, Inc.	90,692
26,326	@, L	Synaptics, Inc.	740,814
7,752	@	SYNNEX Corp.	218,141
31,089	@	Take-Two Interactive Software, Inc.	315,242
80,832	@	Taleo Corp.	2,343,320
24,810	@	Tekelec	321,538
12,415	@, S	TeleTech Holdings, Inc.	184,239
19,073	@	Tessera Technologies, Inc.	352,851
41,417	@	THQ, Inc.	166,496
57,200	@	Tollgrade Communications, Inc.	419,276
53,799	@, S	Triquint Semiconductor, Inc.	516,470
16,312	@, L	TTM Technologies, Inc.	159,694
12,308	@	Tyler Technologies, Inc.	248,129
59,400	@	Ultratech, Inc.	1,015,740
37,075	S	United Online, Inc.	212,069
23,694	@, S	Varian Semiconductor Equipment Associates, Inc.	681,913
13,518	@, L	Veeco Instruments, Inc.	471,373
70,691	@	Viasat, Inc.	2,906,107
11,000	@, L	Volterra Semiconductor Corp.	236,720
15,200	@	Websense, Inc.	269,648
12,479	@	Wright Express Corp.	445,625
			52,742,434
		Materials: 3.9%
76,285		Amcol International Corp.	1,997,904
9,700		Arch Chemicals, Inc.	340,373
8,586		Balchem Corp.	264,964
8,696	@	Brush Engineered Materials, Inc.	247,314
14,900	L	Buckeye Technologies, Inc.	219,179
20,435	@	Calgon Carbon Corp.	296,308
21,007	@	Century Aluminum Co.	276,662
23,113	@	Clearwater Paper Corp.	1,758,437
3,300		Deltic Timber Corp.	147,840
15,100		Eagle Materials, Inc.	357,870
16,762		HB Fuller Co.	333,061
10,000	@, L	LSB Industries, Inc.	185,700
11,587	@	OM Group, Inc.	349,000
30,858	@, L	PolyOne Corp.	373,073
20,610		Quaker Chemical Corp.	671,062
11,300	@, L	RTI International Metals, Inc.	346,006
14,369		Schulman A, Inc.	289,535
32,997		Schweitzer-Mauduit International, Inc.	1,924,055
3,074		Stepan Co.	181,704
10,600	L	Texas Industries, Inc.	334,112
24,300	@, S	Wausau Paper Corp.	201,447
8,078		Zep, Inc.	140,880
			11,236,486
		Telecommunication Services: 1.0%
11,990	@	Cbeyond, Inc.	153,832
116,000	@, L	General Communication, Inc.	1,156,520
12,600	@	Neutral Tandem, Inc.	150,570
8,558		NTELOS Holdings Corp.	144,801
74,500		USA Mobility, Inc.	1,194,235
			2,799,958
		Utilities: 3.7%
10,700	L	Allete, Inc.	389,801
8,400		American States Water Co.	300,552
20,337	L	Avista Corp.	424,637
5,400		Central Vermont Public Service Corp.	108,918
3,526		CH Energy Group, Inc.	155,708
91,809	@	El Paso Electric Co.	2,183,218
6,502		Laclede Group, Inc.	223,799
14,040		New Jersey Resources Corp.	550,649
9,900		Northwest Natural Gas Co.	469,755
12,500		NorthWestern Corp.	356,250
23,449	L	Piedmont Natural Gas Co.	680,021
55,600		South Jersey Industries, Inc.	2,750,532
44,516		Southwest Gas Corp.	1,495,292
12,800		UIL Holdings Corp.	360,448
11,386		Unisource Energy Corp.	380,634
			10,830,214
		Total Common Stock
		(Cost $235,175,484)	256,513,752

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 9.9%
		Financials: 9.9%
76,148		Acadia Realty Trust		$1,446,812
114,038		BioMed Realty Trust, Inc.		2,043,561
20,800	L	Cedar Shopping Centers, Inc.		126,464
25,035		Colonial Properties Trust		405,317
50,089	L	DiamondRock Hospitality Co.		475,345
10,906		EastGroup Properties, Inc.		407,666
51,558		Entertainment Properties Trust		2,226,274
126,664		Extra Space Storage, Inc.		2,031,691
24,592		Franklin Street Properties Corp.		305,433
22,098		Healthcare Realty Trust, Inc.		516,872
53,692		Home Properties, Inc.		2,840,307
33,400		Inland Real Estate Corp.		277,554
16,626		Kilroy Realty Corp.		550,986
22,099		LaSalle Hotel Properties		516,896
175,332	S	Lexington Realty Trust		1,255,377
11,631		LTC Properties, Inc.		296,823
172,624		Medical Properties Trust, Inc.		1,750,407
45,622	S	Mid-America Apartment Communities, Inc.		2,658,850
70,091		National Retail Properties, Inc.		1,759,985
8,804	L	Parkway Properties, Inc.		130,299
20,018		Pennsylvania Real Estate Investment Trust		237,413
64,314		Post Properties, Inc.		1,795,647
6,290		PS Business Parks, Inc.		355,825
41,896		Sovran Self Storage, Inc.		1,587,858
36,054		Tanger Factory Outlet Centers, Inc.		1,699,586
56,503		Urstadt Biddle Properties, Inc.		1,021,574

		Total Real Estate Investment Trusts
		(Cost $26,159,068)		28,720,822

		Total Long-Term Investments
		(Cost $261,334,552)		285,234,574
SHORT-TERM INVESTMENTS: 7.3%
		Affiliated Mutual Fund: 1.9%
5,499,000		ING Institutional Prime Money Market Fund - Class I		5,499,000

		Total Mutual Fund
		(Cost $5,499,000)		5,499,000

		Securities Lending Collateral(cc): 5.4%
14,436,252		BNY Mellon Overnight Government Fund (1)		14,436,252
1,429,266	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,143,412

		Total Securities Lending Collateral
		(Cost $15,865,518)		15,579,664

		Total Short-Term Investments
		(Cost $21,364,518)		21,078,664

		Total Investments in Securities
		(Cost $282,699,070)*	106.0%	$306,313,238
		Other Assets and Liabilities - Net	(6.0)	(17,330,158)
		Net Assets	100.0%	$288,983,080

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $284,247,318.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$29,828,602
		Gross Unrealized Depreciation		(7,762,682)
		Net Unrealized Appreciation		$22,065,920

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$256,513,752	$—	$—	$256,513,752
Real Estate Investment Trusts	28,720,822	—	—	28,720,822
Short-Term Investments	19,935,252	—	1,143,412	21,078,664
Total Investments, at value	$305,169,826	$—	$1,143,412	$306,313,238
Other Financial Instruments+:
Futures	131,274	—	—	131,274
Total Assets	$305,301,100	$—	$1,143,412	$306,444,512

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413
Total Investments, at value	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Index Plus SmallCap Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
Russell 2000® Mini Index	61	12/17/10	$4,114,450	$131,274
			$4,114,450	$131,274

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.8%
		Australia: 7.8%
14,658		AGL Energy Ltd.	$229,070
63,564		Alumina Ltd.	111,642
42,479		Amcor Ltd.	267,733
69,315		AMP Ltd.	342,433
82,003	@	Asciano Group	130,732
4,883		ASX Ltd.	154,006
85,260		Australia & New Zealand Banking Group Ltd.	1,952,576
30,888		AXA Asia Pacific Holdings Ltd.	153,442
9,004		Bendigo Bank Ltd.	79,616
110,999		BHP Billiton Ltd.	4,230,993
7,285		Billabong International Ltd.	56,275
53,031		BlueScope Steel Ltd.	113,233
16,894		Boral Ltd.	75,385
39,949		Brambles Ltd.	242,653
19,120		Coca-Cola Amatil Ltd.	221,740
1,696		Cochlear Ltd.	115,215
50,054		Commonwealth Bank of Australia	2,477,331
13,580		Computershare Ltd.	128,311
14,383		Crown Ltd.	116,720
20,246		CSL Ltd.	647,676
36,504		CSR Ltd.	63,527
36,411	@	Fortescue Metals Group Ltd.	183,760
52,031		Foster’s Group Ltd.	307,845
48,834		Goodman Fielder Ltd.	61,824
17,077	L	Harvey Norman Holdings Ltd.	62,424
51,522		Incitec Pivot Ltd.	179,348
73,514		Insurance Australia Group	258,814
66,707		Intoll Group	96,481
71,070	L	John Fairfax Holdings Ltd.	101,005
4,217	L	Leighton Holdings Ltd.	134,959
12,501		Lend Lease Corp. Ltd.	92,107
6,362		MacArthur Coal Ltd.	71,971
25,500		Macquarie Airports Management Ltd.	72,105
10,276		Macquarie Group Ltd.	360,568
26,968		Metcash Ltd.	114,024
68,651		National Australia Bank Ltd.	1,682,163
25,060		Newcrest Mining Ltd.	959,094
40,666		OneSteel Ltd.	115,468
11,300		Orica Ltd.	281,919
30,538		Origin Energy Ltd.	468,775
100,028		Oz Minerals Ltd.	140,514
19,458	@	Paladin Resources Ltd.	67,700
37,052	@	Qantas Airways Ltd.	99,972
33,671		QBE Insurance Group Ltd.	562,324
14,424		Rio Tinto Ltd.	1,071,890
25,317		Santos Ltd.	313,753
5,548		Sims Group Ltd.	94,608
11,730		Sonic Healthcare Ltd.	124,736
41,752		Suncorp-Metway Ltd.	363,734
18,600		TABCORP Holdings Ltd.	126,115
39,874		Tattersall’s Ltd.	92,310
152,299		Telstra Corp. Ltd.	386,301
21,903		Toll Holdings Ltd.	139,853
38,156		Transurban Group	183,764
33,189		Wesfarmers Ltd.	1,056,312
5,432		Wesfarmers Ltd. - Price Protected Shares	174,045
99,961		Westpac Banking Corp.	2,248,910
18,800		Woodside Petroleum Ltd.	797,479
40,926		Woolworths Ltd.	1,140,618
6,257		WorleyParsons Ltd.	134,920
			26,834,821
		Austria: 0.3%
6,527		Erste Bank der Oesterreichischen Sparkassen AG	262,274
32,213	@	Immofinanz Immobilien Anlagen AG	120,267
2,391		Oesterreichische Elektrizitaetswirtschafts AG	85,768
4,624		OMV AG	173,227
2,289		Raiffeisen International Bank Holding AG	106,920
11,340		Telekom Austria AG	170,979
4,463		Voestalpine AG	164,543
			1,083,978
		Belgium: 1.0%
23,484		Anheuser-Busch InBev NV	1,382,488
5,020		Belgacom S.A.	196,006
463		Colruyt S.A.	122,486
2,934		Delhaize Group	213,190
19,251	@	Dexia S.A.	84,824

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Belgium (continued)
64,406		Fortis	$184,667
2,879		Groupe Bruxelles Lambert S.A.	240,053
5,575	@	KBC Groep NV	250,236
1,067		Mobistar S.A.	65,353
1,377		Nationale A Portefeuille	71,973
2,103		Solvay S.A.	224,361
4,139		UCB S.A.	143,442
4,109		Umicore	177,766
			3,356,845
		Bermuda: 0.1%
9,696		SeaDrill Ltd. ADR	281,758
			281,758
		China: 0.0%
92,473	@	Foxconn International Holdings Ltd.	67,789
			67,789
		Cyprus: 0.0%
1,512		Bank of Cyprus Public Co. Ltd	7,430
13,353		Bank of Cyprus Public Co., Ltd.	66,858
			74,288
		Denmark: 1.0%
27		AP Moller - Maersk A/S - Class A	218,836
47		AP Moller - Maersk A/S - Class B	391,312
3,628		Carlsberg A/S	377,483
555		Coloplast A/S	66,275
14,484	@	Danske Bank A/S	347,708
6,923		DSV A/S	140,830
14,517		Novo-Nordisk A/S	1,436,573
1,442		Novozymes A/S	183,126
1,135		TrygVesta A/S	68,157
6,692	@	Vestas Wind Systems A/S	252,161
828	@	William Demant Holding	60,980
			3,543,441
		Finland: 1.1%
2,884	@	Elisa OYJ	66,306
14,101		Fortum OYJ	369,321
2,243		Kesko OYJ	105,479
5,109		Kone OYJ	264,351
4,541		Metso OYJ	208,490
4,254		Neste Oil OYJ	66,574
122,560		Nokia OYJ	1,231,236
3,996		Nokian Renkaat OYJ	137,541
6,838		OKO Bank	83,374
2,793		Orion OYJ	55,873
3,844		Outokumpu OYJ	76,463
13,514		Sampo OYJ	365,140
2,933		Sanoma-WSOY OYJ	62,109
17,004		Stora Enso OYJ (Euro Denominated Security)	168,620
15,405		UPM-Kymmene OYJ	264,273
2,935		Wartsila OYJ	191,810
			3,716,960
		France: 9.1%
4,387		Accor S.A.	160,385
1,311		Aeroports de Paris	107,025
5,307	@	Air France-KLM	81,437
9,444		Air Liquide	1,155,056
75,196	@	Alcatel S.A.	254,114
6,856		Alstom	349,795
1,930	@	Atos Origin	87,280
55,279		AXA S.A.	969,119
30,947		BNP Paribas	2,208,731
7,008		Bouygues S.A.	301,929
1,464		Bureau Veritas S.A.	102,212
4,384		Capgemini S.A.	220,102
19,632		Carrefour S.A.	1,058,257
1,849		Casino Guichard Perrachon S.A.	169,426
1,987		Christian Dior S.A.	260,031
13,602		Cie de Saint-Gobain	607,822
6,766		Cie Generale D’Optique Essilor International S.A.	465,921
5,681		CNP Assurances	105,509
5,731	@, L	Compagnie Generale de Geophysique S.A.	125,719
4,808	L	Compagnie Generale des Etablissements Michelin	366,637
30,893		Credit Agricole S.A.	483,938
2,104		Dassault Systemes S.A.	154,837
5,454	@	Edenred	108,033
1,342		Eiffage S.A.	63,855
7,819		Electricite de France	337,519
1,098		Eurazeo	73,790
2,833		Eutelsat Communications	108,236
62,037		France Telecom S.A.	1,341,761
40,572		Gaz de France	1,455,974
18,912		Groupe Danone	1,133,451
12,681		Groupe Eurotunnel S.A.	107,877
1,752		Hermes International	400,656

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		France (continued)
1,492		Imerys S.A.	$89,416
6,824		Lafarge S.A.	390,617
3,418		Lagardere SCA	133,815
3,806		Legrand S.A.	128,783
8,037		L’Oreal S.A.	905,194
8,501		LVMH Moet Hennessy Louis Vuitton S.A.	1,248,616
27,210	@	Natixis	155,931
1,387		Neopost S.A.	103,304
6,478		Pernod-Ricard S.A.	541,911
4,335	@	Peugeot S.A.	146,214
2,314		PPR	375,423
3,858		Publicis Groupe	183,390
6,591	@	Renault S.A.	339,704
4,412		Safran S.A.	124,004
34,422		Sanofi-Aventis	2,291,331
8,192		Schneider Electric S.A.	1,040,730
5,721		Scor S.A.	136,873
916		Societe BIC S.A.	73,490
20,331		Societe Generale	1,175,599
4,783		Societe Television Francaise (T.F.1)	74,590
3,292		Sodexho Alliance S.A.	214,029
6,961		Suez Environnement S.A.	128,748
3,266		Technip S.A.	263,175
3,472		Thales S.A.	126,855
68,888		Total S.A.	3,559,507
3,378		Vallourec	335,948
10,564		Veolia Environnement	278,362
14,891		Vinci S.A.	748,520
39,615		Vivendi	1,085,781
			31,326,294
		Germany: 7.1%
6,409		Adidas AG	396,670
14,786		Allianz AG	1,670,484
29,617		BASF AG	1,867,569
26,975		Bayer AG	1,880,163
11,042		Bayerische Motoren Werke AG	774,534
2,903		Beiersdorf AG	177,693
3,253		Celesio AG	70,773
22,989	@	Commerzbank AG	190,459
1,667	@	Continental AG	129,508
29,527	@	DaimlerChrysler AG	1,868,655
20,349		Deutsche Bank AG	1,114,006
6,235		Deutsche Boerse AG	416,053
8,160	@	Deutsche Lufthansa AG	149,873
28,658		Deutsche Post AG	519,649
2,731	@	Deutsche Postbank AG	92,849
91,161		Deutsche Telekom AG	1,247,303
60,568		E.ON AG	1,786,239
589		Fraport AG Frankfurt Airport Services Worldwide	35,831
1,292		Fresenius AG	103,316
6,580		Fresenius Medical Care AG & Co. KGaA	406,373
5,475		GEA Group AG	136,801
1,780		Hannover Rueckversicheru - Reg	81,886
4,351		HeidelbergCement AG	209,564
4,275		Henkel KGaA	193,415
1,138		Hochtief AG	98,532
37,727	@	Infineon Technologies AG	261,307
4,635		K+S AG	277,275
5,663		Linde AG	736,603
3,235		MAN AG	352,178
1,528		Merck KGaA	128,311
4,094		Metro AG	266,403
6,313		Muenchener Rueckversicherungs AG	874,237
241		Puma AG Rudolf Dassler Sport	79,398
13,857		RWE AG	935,837
1,677		Salzgitter AG	108,530
28,558		SAP AG	1,412,443
26,834		Siemens AG	2,830,667
10,228		ThyssenKrupp AG	333,469
5,725	@	TUI AG	69,885
1,503		Volkswagen AG	165,621
572		Wacker Chemie AG	105,472
			24,555,834
		Greece: 0.2%
14,113	@	Alpha Bank AE	87,626
6,007		Coca-Cola Hellenic Bottling Co. S.A.	158,080
10,770		EFG Eurobank Ergasias S.A.	64,273
9,008		Hellenic Telecommunications Organization S.A.	64,553
18,121	@	National Bank of Greece S.A.	176,899
6,295		OPAP S.A.	99,283
13,632	@	Piraeus Bank S.A.	66,854
3,429		Public Power Corp.	53,297
			770,865

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Guernsey: 0.0%
43,509		Resolution Ltd.	$167,571
			167,571
		Hong Kong: 2.5%
7,546		ASM Pacific Technology	67,243
47,605		Bank of East Asia Ltd.	201,170
103,410		BOC Hong Kong Holdings Ltd.	327,452
42,053		Cathay Pacific Airways Ltd.	113,839
47,383		Cheung Kong Holdings Ltd.	716,513
17,236		Cheung Kong Infrastructure Holdings Ltd.	68,383
66,603		CLP Holdings Ltd.	530,983
33,479		Esprit Holdings Ltd.	181,331
26,617		Hang Lung Group Ltd.	173,557
62,682		Hang Lung Properties Ltd.	305,252
21,273		Hang Seng Bank Ltd.	312,407
37,656		Henderson Land Development Co., Ltd.	267,570
136,647		Hong Kong & China Gas	345,082
31,854		Hong Kong Exchanges and Clearing Ltd.	626,243
43,802		HongKong Electric Holdings	266,159
20,500		Hopewell Holdings	66,273
74,615		Hutchison Whampoa Ltd.	694,217
17,702		Hysan Development Co., Ltd.	63,296
21,818		Kerry Properties Ltd.	118,437
74,361		Li & Fung Ltd.	416,558
29,500		Lifestyle International Holdings Ltd.	72,526
160,000	@	Mongolia Energy Corp. Ltd.	66,200
51,158		MTR Corp.	193,144
85,235		New World Development Ltd.	171,222
107,727		Noble Group Ltd.	154,821
34,042		NWS Holdings Ltd.	66,653
9,000		Orient Overseas International Ltd.	71,701
41,331		Shangri-La Asia Ltd.	93,977
53,858		Sino Land Co.	111,138
47,915		Sun Hung Kai Properties Ltd.	824,383
22,579		Swire Pacific Ltd.	310,423
45,264		Wharf Holdings Ltd.	290,321
30,882		Wheelock & Co., Ltd.	103,011
6,818		Wing Hang Bank Ltd.	81,613
27,643		Yue Yuen Industrial Holdings	102,058
			8,575,156
		Ireland: 0.2%
125,172		Bank of Ireland - London Exchange	104,853
22,517		CRH PLC	371,283
17,935	@	Elan Corp. PLC	102,081
11,320	@	James Hardie Industries SE	61,466
3,061		Kerry Group PLC	107,390
206		Kerry Group PLC-A	7,274
10,192	@	Ryanair Holdings PLC	54,479
			808,826
		Israel: 0.8%
33,791	@	Bank Hapoalim BM	154,963
34,651	@	Bank Leumi Le-Israel BM	161,553
64,162		Bezeq Israeli Telecommunication Corp. Ltd.	159,536
1,222		Elbit Systems Ltd.	64,991
14,921		Israel Chemicals Ltd.	209,538
89	@	Israel Corp. Ltd.	85,218
6,996		Mizrahi Tefahot Bank Ltd.	64,684
2,147	@	NICE Systems Ltd.	67,336
30,802		Teva Phaemaceutical Industries Ltd.	1,639,883
			2,607,702
		Italy: 2.7%
7,232		Altantia S.p.A.	150,125
37,222		Assicurazioni Generali S.p.A.	751,483
5,537	@	Autogrill S.p.A.	69,577
81,060	@, L	Banca Monte dei Paschi di Siena S.p.A.	112,610
19,012		Banche Popolari Unite Scpa	184,682
23,055		Banco Popolare Scarl	138,504
221,114		Enel S.p.A.	1,182,007
85,010	L	ENI S.p.A.	1,836,844
2,850		Exor S.p.A.	66,202
26,043		Fiat S.p.A	403,229
14,402		Finmeccanica S.p.A.	171,437
247,011		Intesa Sanpaolo S.p.A.	804,640
29,279		Intesa Sanpaolo S.p.A. - RNC	75,514
3,362		Luxottica Group S.p.A.	91,971
20,532		Mediaset S.p.A.	145,872
15,145	@	Mediobanca S.p.A.	141,207
14,100		Mediolanum S.p.A	62,791
46,086		Parmalat S.p.A	118,410
10,334		Pirelli & C S.p.A.	84,391
5,782		Prysmian S.p.A.	105,831
8,055		Saipem S.p.A.	323,751
50,081		Snam Rete Gas S.p.A.	254,013

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Italy (continued)
330,528		Telecom Italia S.p.A.	$463,026
208,611		Telecom Italia S.p.A. RNC	235,405
45,569		Terna S.p.A	193,831
466,153		UniCredito Italiano S.p.A.	1,193,777
			9,361,130
		Japan: 20.4%
15,000		77 Bank Ltd.	76,000
1,700		ABC-Mart, Inc.	52,431
3,260		Acom Co., Ltd.	49,432
4,300	L	Advantest Corp.	85,652
18,900	L	Aeon Co., Ltd.	202,628
3,300		Aeon Mall Co., Ltd.	80,204
6,700		Aisin Seiki Co., Ltd.	209,671
20,000		Ajinomoto Co., Inc.	196,210
26,000		All Nippon Airways Co., Ltd.	96,354
10,000		Amada Co., Ltd.	68,635
11,100		Asahi Breweries Ltd.	222,338
31,000		Asahi Glass Co., Ltd.	316,158
34,000		Asahi Kasei Corp.	187,667
7,000		Asics Corp.	71,453
15,200		Astellas Pharma, Inc.	550,020
11,000		Bank of Kyoto Ltd.	89,212
38,000		Bank of Yokohama Ltd.	177,571
2,200		Benesse Corp.	106,181
19,624		Bridgestone Corp.	357,816
6,900		Brother Industries Ltd.	85,186
4,900		Canon Sales Co., Inc.	67,448
37,100		Canon, Inc.	1,732,794
7,500		Casio Computer Co., Ltd.	55,779
54		Central Japan Railway Co.	397,618
24,000		Chiba Bank Ltd.	140,132
10,000		Chiyoda Corp.	81,988
21,800		Chubu Electric Power Co., Inc.	539,199
7,600		Chugai Pharmaceutical Co., Ltd.	139,957
6,000		Chugoku Bank Ltd.	72,973
8,444		Chugoku Electric Power Co., Inc.	166,698
3,200		Coca-Cola West Holdings Co., Ltd.	54,080
29,000		Cosmo Oil Co., Ltd.	75,711
6,000		Credit Saison Co., Ltd.	80,480
18,000		Dai Nippon Printing Co., Ltd.	219,975
6,676		Daihatsu Motor Co., Ltd.	89,361
267		Dai-ichi Life Insurance Co. Ltd.	323,241
22,200		Daiichi Sankyo Co., Ltd.	452,505
7,500		Daikin Industries Ltd.	282,237
6,400		Dainippon Sumitomo Pharma Co., Ltd.	53,591
2,773		Daito Trust Construction Co., Ltd.	165,673
13,000		Daiwa House Industry Co., Ltd.	131,263
53,000		Daiwa Securities Group, Inc.	213,976
2,700		Dena Co., Ltd.	85,073
19,000		Denki Kagaku Kogyo K K	81,867
15,300		Denso Corp.	454,530
5,700	L	Dentsu, Inc.	131,808
2,380		Diamond Lease Co., Ltd.	83,840
10,802		East Japan Railway Co.	652,639
8,100	L	Eisai Co., Ltd.	283,428
2,800		Electric Power Development Co.	84,272
6,100	@	Elpida Memory, Inc.	70,162
2,200		FamilyMart Co., Ltd.	78,886
6,500		Fanuc Ltd.	829,663
1,700		Fast Retailing Co., Ltd.	239,471
20,000		Fuji Electric Holdings Co., Ltd.	52,518
16,000		Fuji Heavy Industries Ltd.	102,289
15,900		Fuji Photo Film Co., Ltd.	527,980
38		Fuji Television Network, Inc.	48,406
60,000		Fujitsu Ltd.	422,147
29,000		Fukuoka Financial Group, Inc.	116,183
18,000		Furukawa Electric Co., Ltd.	67,690
13,000	L	GS Yuasa Corp.	91,480
17,000		Gunma Bank Ltd.	89,029
15,000		Hachijuni Bank Ltd.	78,369
35,000		Hankyu Hanshin Holdings, Inc.	168,368
13,000		Hino Motors Ltd.	62,938
1,100		Hirose Electric Co., Ltd.	111,068
17,000		Hiroshima Bank Ltd.	69,349
1,600		Hisamitsu Pharmaceutical Co., Inc.	65,220
4,200		Hitachi Chemical Co., Ltd.	78,513
4,400	L	Hitachi Construction Machinery Co., Ltd.	95,245
3,800		Hitachi High-Technologies Corp.	70,248
150,000		Hitachi Ltd.	656,564
5,000		Hitachi Metals Ltd.	58,907
4,100		Hokkaido Electric Power Co., Inc.	81,680
44,000		Hokugin Financial Group, Inc.	80,750
5,700		Hokuriku Electric Power Co.	130,165

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
53,900	L	Honda Motor Co., Ltd.	$1,917,984
12,600		Hoya Corp.	307,710
3,600		Ibiden Co., Ltd.	91,689
73	L	Inpex Holdings, Inc.	343,399
11,600		Isetan Mitsukoshi Holdings Ltd.	120,374
44,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	84,280
39,000		Isuzu Motors Ltd.	150,885
45,500		Itochu Corp.	416,457
2,000		Itochu Techno-Solutions Corp.	65,387
8,401		Iyo Bank Ltd.	68,181
17,000		J Front Retailing Co., Ltd.	79,151
2,300		Jafco Co., Ltd.	54,505
10,000	L	Japan Steel Works Ltd.	94,219
158		Japan Tobacco, Inc.	526,466
16,600		JFE Holdings, Inc.	507,863
6,000		JGC Corp.	104,504
23,000		Joyo Bank Ltd.	100,269
7,700		JS Group Corp.	150,939
7,300		JSR Corp.	124,549
102		Jupiter Telecommunications Co.	110,129
70,400		JX Holdings, Inc.	408,508
33,000	L	Kajima Corp.	79,948
10,000		Kamigumi Co., Ltd.	74,261
14,000		Kaneka Corp.	84,210
27,000	L	Kansai Electric Power Co., Inc.	655,839
9,304		Kansai Paint Co., Ltd.	79,250
17,917		Kao Corp.	437,068
44,000		Kawasaki Heavy Industries Ltd.	125,023
25,000		Kawasaki Kisen Kaisha Ltd.	93,909
96		KDDI Corp.	458,944
14,000	L	Keihin Electric Express Railway Co., Ltd.	135,682
18,000		Keio Corp.	124,076
10,000		Keisei Electric Railway Co., Ltd.	64,305
1,370		Keyence Corp.	298,752
7,000		Kinden Corp.	63,435
49,000	L	Kintetsu Corp.	166,022
26,000		Kirin Brewery Co., Ltd.	370,132
85,000		Kobe Steel Ltd.	199,406
5,000		Koito Manufacturing Co., Ltd.	76,664
30,500		Komatsu Ltd.	709,552
14,000		Konica Minolta Holdings, Inc.	137,222
8,500		Koyo Seiko Co., Ltd.	78,441
38,000		Kubota Corp.	348,524
9,800		Kuraray Co., Ltd.	124,019
3,700		Kurita Water Industries Ltd.	102,895
5,400		Kyocera Corp.	510,853
9,000		Kyowa Hakko Kogyo Co., Ltd.	89,288
12,700		Kyushu Electric Power Co., Inc.	290,051
2,300		Lawson, Inc.	105,238
1,300		Mabuchi Motor Co., Ltd.	66,574
3,400		Makita Corp.	108,036
56,000		Marubeni Corp.	316,647
10,900		Marui Co., Ltd.	81,552
2,800		Maruichi Steel Tube Ltd.	53,725
9,500		Matsui Securities Co., Ltd.	53,202
68,700		Matsushita Electric Industrial Co., Ltd.	933,034
56,000		Mazda Motor Corp.	135,330
2,648		McDonald’s Holdings Co. Japan Ltd.	63,788
2,500		MEIJI Holdings Co., Ltd.	117,959
12,000		Minebea Co., Ltd.	61,863
39,500		Mitsubishi Chemical Holdings Corp.	200,837
43,700		Mitsubishi Corp.	1,038,273
63,000		Mitsubishi Electric Corp.	542,839
38,000		Mitsubishi Estate Co., Ltd.	618,588
14,000		Mitsubishi Gas Chemical Co., Inc.	81,435
99,000		Mitsubishi Heavy Industries Ltd.	365,591
31,000		Mitsubishi Materials Corp.	89,137
116,255	@	Mitsubishi Motors Corp.	152,150
417,621		Mitsubishi UFJ Financial Group, Inc.	1,938,972
57,607		Mitsui & Co., Ltd.	856,555
37,000		Mitsui Chemicals, Inc.	99,902
31,000		Mitsui Engineering & Shipbuilding Co., Ltd.	70,194
27,919		Mitsui Fudosan Co., Ltd.	471,062
28,000		Mitsui Mining & Smelting Co., Ltd.	80,246
39,000		Mitsui OSK Lines Ltd.	245,379
17,069		Mitsui Sumitomo Insurance Group Holdings, Inc.	392,777
30,000		Mitsui Trust Holdings, Inc.	99,733
4,300		Mitsumi Electric Co., Ltd.	65,894
648,292		Mizuho Financial Group, Inc.	940,390
7,000		Murata Manufacturing Co., Ltd.	370,139
82,000		NEC Corp.	218,043
9,000		NGK Insulators Ltd.	149,949
5,000		NGK Spark Plug Co., Ltd.	66,973

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
3,300		Nidec Corp.	$293,453
10,900		Nikon Corp.	202,181
3,200		Nintendo Co., Ltd.	802,601
11,000		Nippon Electric Glass Co., Ltd.	150,359
25,000		Nippon Express Co., Ltd.	95,257
7,000		Nippon Meat Packers, Inc.	86,169
3,900		Nippon Paper Group, Inc.	97,726
29,000		Nippon Sheet Glass Co., Ltd.	63,315
181,000		Nippon Steel Corp.	616,316
18,100		Nippon Telegraph & Telephone Corp.	792,821
58,000		Nippon Yusen KK	237,746
17,000		Nishi-Nippon City Bank Ltd.	48,629
5,800		Nissan Chemical Industries Ltd.	65,570
80,700		Nissan Motor Co., Ltd.	706,724
2,600	L	Nissha Printing Co., Ltd.	59,035
7,500		Nisshin Seifun Group, Inc.	98,756
6,000		Nisshinbo Industries, Inc.	60,158
1,900		Nissin Food Products Co., Ltd.	68,724
1,050		Nitori Co., Ltd.	87,801
5,600		Nitto Denko Corp.	219,417
47,306	@	NKSJ Holdings, Inc.	296,408
113,800		Nomura Holdings, Inc.	547,488
2,800		Nomura Research Institute Ltd.	52,625
12,000		NSK Ltd.	81,412
16,000		NTN Corp.	68,952
38		NTT Data Corp.	120,124
505		NTT DoCoMo, Inc.	843,424
74		NTT Urban Development Corp.	62,240
20,000		Obayashi Corp.	79,850
310		Obic Co., Ltd.	58,659
19,000		Odakyu Electric Railway Co., Ltd.	175,723
24,000		OJI Paper Co., Ltd.	106,283
7,600		Olympus Corp.	199,303
6,300		Omron Corp.	144,035
2,500		Ono Pharmaceutical Co., Ltd.	109,056
1,300		Oracle Corp. Japan	61,986
1,500		Oriental Land Co., Ltd.	139,863
3,320		ORIX Corp.	254,106
66,000		Osaka Gas Co., Ltd.	238,035
1,100		Otsuka Corp.	73,110
13,000		Panasonic Electric Works Co. Ltd	172,402
250		Rakuten, Inc.	183,247
21,600	L	Resona Holdings, Inc.	193,972
21,000		Ricoh Co., Ltd.	297,522
1,500		Rinnai Corp.	88,333
2,500		Rohm Co., Ltd.	154,828
2,100		Sankyo Co., Ltd.	111,227
1,700		Santen Pharmaceutical Co., Ltd.	58,856
57,000	@	Sanyo Electric Co., Ltd.	94,123
14,000		Sapporo Holdings Ltd.	65,794
6,700		Secom Co., Ltd.	302,609
6,000		Sega Sammy Holdings, Inc.	91,653
5,200		Seiko Epson Corp.	78,983
12,000		Sekisui Chemical Co., Ltd.	72,763
19,000		Sekisui House Ltd.	170,993
26,000		Seven & I Holdings Co., Ltd.	609,730
31,000	L	Sharp Corp.	309,008
5,600		Shikoku Electric Power Co.	160,833
10,115		Shimadzu Corp.	77,804
1,000		Shimamura Co., Ltd.	92,982
1,800		Shimano, Inc.	95,659
20,000		Shimizu Corp.	74,278
13,486		Shin-Etsu Chemical Co., Ltd.	658,079
5,400		Shinko Electric Industries	59,839
28,000		Shinko Securities Co., Ltd.	64,041
8,900		Shionogi & Co., Ltd.	162,552
11,400	L	Shiseido Co., Ltd.	256,102
21,000		Shizuoka Bank Ltd.	180,961
42,000		Showa Denko KK	80,667
8,200		Showa Shell Sekiyu KK	62,722
1,700		SMC Corp.	224,391
26,100	L	Softbank Corp.	854,005
643		Softbank Investment Corp.	80,622
50,600		Sojitz Corp.	90,965
33,200		Sony Corp.	1,024,939
24		Sony Financial Holdings, Inc.	78,130
4,900		Stanley Electric Co., Ltd.	78,206
4,300		Sumco Corp.	67,200
51,000		Sumitomo Chemical Co., Ltd.	223,887
37,500		Sumitomo Corp.	483,568
21,700		Sumitomo Electric Industries Ltd.	264,654
18,000		Sumitomo Heavy Industries	92,896
111,000		Sumitomo Metal Industries Ltd.	280,583

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
16,000		Sumitomo Metal Mining Co., Ltd.	$244,832
43,500	L	Sumitomo Mitsui Financial Group, Inc.	1,267,672
12,000		Sumitomo Realty & Development Co., Ltd.	248,372
6,600		Sumitomo Rubber Industries, Inc.	64,560
45,000		Sumitomo Trust & Banking Co., Ltd.	225,487
2,200		Suzuken Co., Ltd.	72,922
10,100		Suzuki Motor Corp.	212,885
1,000		Sysmex Corp.	69,518
8,550		T&D Holdings, Inc.	178,459
56,000		Taiheiyo Cement Corp.	65,792
34,000		Taisei Corp.	70,329
3,000		Taisho Pharmaceutical Co., Ltd.	60,801
8,000		Taiyo Nippon Sanso Corp.	68,135
10,000		Takashimaya Co., Ltd.	77,094
25,300		Takeda Pharmaceutical Co., Ltd.	1,163,112
7,000		Tanabe Seiyaku Co., Ltd.	114,139
3,600	L	TDK Corp.	201,167
34,000		Teijin Ltd.	112,473
5,500		Terumo Corp.	291,986
4,100		THK Co., Ltd.	76,988
24,000	L	Tobu Railway Co., Ltd.	138,542
3,900		Toho Co., Ltd.	62,723
16,777		Toho Gas Co., Ltd.	83,074
12,800		Tohoku Electric Power Co., Inc.	283,363
23,350	L	Tokio Marine Holdings, Inc.	629,810
11,000		Tokuyama Corp.	55,939
41,800		Tokyo Electric Power Co., Inc.	1,020,948
5,200		Tokyo Electron Ltd.	260,930
73,079		Tokyo Gas Co., Ltd.	332,363
5,700		Tokyo Steel Manufacturing Co., Ltd.	67,209
20,000		Tokyo Tatemono Co., Ltd.	76,763
35,000		Tokyu Corp.	154,766
21,000		Tokyu Land Corp.	87,016
8,000		TonenGeneral Sekiyu KK	74,151
18,000		Toppan Printing Co., Ltd.	140,932
45,000		Toray Industries, Inc.	250,815
141,000		Toshiba Corp.	681,878
27,000		Tosoh Corp.	72,905
10,000		Toto Ltd.	68,593
4,600		Toyo Seikan Kaisha Ltd.	82,741
4,000		Toyo Suisan Kaisha Ltd.	82,453
2,800		Toyoda Gosei Co., Ltd.	61,937
5,300		Toyota Industries Corp.	141,896
91,489		Toyota Motor Corp.	3,279,028
7,200		Toyota Tsusho Corp.	106,084
3,800		Trend Micro, Inc.	113,810
2,700		Tsumura & Co.	84,059
30,000		Ube Industries Ltd.	66,553
3,900	L	Uni-Charm Corp.	157,207
8,800		UNY Co., Ltd.	69,685
3,600		Ushio, Inc.	60,498
870		USS Co., Ltd.	65,078
52		West Japan Railway Co.	186,726
436		Yahoo! Japan Corp.	150,660
2,200		Yakult Honsha Co., Ltd.	68,071
2,860		Yamada Denki Co., Ltd.	177,609
5,000		Yamaguchi Financial Group, Inc.	47,150
5,400		Yamaha Corp.	62,698
8,600		Yamaha Motor Co., Ltd.	129,440
11,800		Yamato Holdings Co., Ltd.	143,089
10,000		Yaskawa Electric Corp.	80,732
10,100		Yokogawa Electric Corp.	68,831
			70,682,994
		Kazakhstan: 0.0%
6,676		Eurasian Natural Resources Corp.	96,456
			96,456
		Luxembourg: 0.4%
27,575		ArcelorMittal	909,717
9,132		SES S.A.	219,833
13,438		Tenaris S.A.	258,535
			1,388,085
		Macau: 0.1%
64,400	@	Sands China Ltd.	115,551
55,600	@	Wynn Macau Ltd.	95,676
			211,227
		Malaysia: 0.1%
200,600	@	Genting International PLC	283,789
			283,789
		Mexico: 0.0%
4,647		Fresnillo PLC	90,623
			90,623
		Netherlands: 4.4%
53,470	@	Aegon NV	320,985

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
8,003		Akzo Nobel NV	$493,488
14,279		ASML Holding NV	425,097
3,677		Delta Lloyd NV	68,743
13,564	@	European Aeronautic Defence and Space Co. NV	338,484
1,657		Fugro NV	109,081
3,270		Heineken Holding NV	143,285
7,677		Heineken NV	398,225
124,821	@, **	ING Groep NV	1,294,474
38,567		Koninklijke Ahold NV	520,532
2,420		Koninklijke Boskalis Westminster NV	101,729
4,526		Koninklijke DSM NV	232,259
31,349		Koninklijke Philips Electronics NV	986,397
2,130		Koninklijke Vopak NV	101,726
6,462	@	Qiagen NV	115,616
3,635	@	Randstad Holdings NV	165,156
21,195		Reed Elsevier NV	267,737
117,611		Royal Dutch Shell PLC - Class A	3,544,171
90,053		Royal Dutch Shell PLC - Class B	2,630,930
53,094		Royal KPN NV	822,626
5,618		SBM Offshore NV	106,429
10,894		TNT NV	293,181
55,245		Unilever NV	1,654,367
8,783		Wolters Kluwer NV	184,579
			15,319,297
		New Zealand: 0.1%
41,545		Auckland International Airport Ltd.	62,483
18,051		Fletcher Building Ltd.	106,733
30,381		Sky City Entertainment Group Ltd.	63,081
61,634		Telecom Corp. of New Zealand Ltd.	91,738
			324,035
		Norway: 0.7%
6,898		Aker Kvaerner ASA	100,206
32,433		DnB NOR ASA	442,729
27,678		Norsk Hydro ASA	167,738
19,287		Orkla ASA	178,138
28,986	@	Renewable Energy Corp. A/S	98,492
35,992		Statoil ASA	753,323
26,526		Telenor ASA	416,627
6,328		Yara International ASA	287,599
			2,444,852
		Portugal: 0.3%
122,386		Banco Comercial Portugues S.A.	106,668
21,394		Banco Espirito Santo S.A.	98,961
11,097		Cimpor Cimentos de Portugal SG	71,569
52,364		Energias de Portugal S.A.	179,525
6,330		Galp Energia SGPS S.A.	109,492
7,261		Jeronimo Martins	97,381
17,408		Portugal Telecom SGPS S.A.	231,571
			895,167
		Singapore: 1.4%
76,000		CapitaLand Ltd.	234,542
51,000		CapitaMalls Asia Ltd.	83,805
18,000		City Developments Ltd.	174,420
71,000		ComfortDelgro Corp. Ltd.	81,982
54,000		Cosco Corp. Singapore Ltd.	72,674
58,000		DBS Group Holdings Ltd.	620,516
26,000		Fraser and Neave Ltd.	128,439
4,000		Jardine Cycle & Carriage Ltd.	119,660
37,000		Keppel Corp. Ltd.	252,590
25,000		Keppel Land Ltd.	77,007
34,000		Olam International Ltd.	84,245
78,608		Oversea-Chinese Banking Corp.	528,497
33,000		SembCorp Industries Ltd.	109,372
34,000	L	SembCorp Marine Ltd.	101,596
15,000		Singapore Airlines Ltd.	186,209
26,000		Singapore Exchange Ltd.	178,290
45,000	L	Singapore Press Holdings Ltd.	145,438
61,000		Singapore Technologies Engineering Ltd.	155,733
258,000		Singapore Telecommunications Ltd.	615,739
40,000		United Overseas Bank Ltd.	556,303
24,000		United Overseas Land Ltd.	84,429
43,000		Wilmar International Ltd.	196,098
60,000		Yangzijiang Shipbuilding Holdings Ltd.	80,400
			4,867,984
		Spain: 3.7%
8,356		Abertis Infraestructuras S.A.	155,888
1,123		Acciona S.A.	95,000
4,488	L	ACS Actividades de Construccion y Servicios S.A.	224,259
116,943		Banco Bilbao Vizcaya Argentaria S.A.	1,582,491
26,327	L	Banco De Sabadell S.A.	131,911
10,721		Banco de Valencia S.A.	61,089
26,313		Banco Popular Espanol S.A.	167,234
272,957		Banco Santander Central Hispano S.A.	3,464,447

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Spain (continued)
10,091	L	Bankinter S.A.	$70,287
17,923		Cintra Concesiones DE Infrae	168,091
30,012		Corp. Mapfre S.A.	91,502
24,786	L	Criteria Caixacorp S.A.	130,327
10,961	@	EDP Renovaveis S.A.	62,051
5,143		Enagas	104,444
11,205	@	Gamesa Corp. Tecnologica S.A.	78,472
7,678		Gas Natural SDG S.A.	114,701
28,125		Iberdrola Renovables	93,587
126,034		Iberdrola S.A.	971,862
18,981	@	Iberia Lineas Aereas de Espana	73,356
7,532		Inditex S.A.	598,764
3,834	L	Indra Sistemas S.A.	73,244
3,391		Red Electrica de Espana	159,698
25,175		Repsol YPF S.A.	648,994
136,375		Telefonica S.A.	3,384,985
4,237		Zardoya-Otis S.A.	75,928
			12,782,612
		Sweden: 3.0%
11,280	L	Alfa Laval AB	198,365
9,851		Assa Abloy AB	248,980
20,544		Atlas Copco AB - Class A	397,334
16,491		Atlas Copco AB - Class B	291,069
9,615		Boliden AB	145,933
6,933		Electrolux AB	170,926
5,669		Getinge AB	132,555
34,218		Hennes & Mauritz AB	1,241,847
5,518		Hexagon AB	118,559
2,244		Holmen AB	69,280
11,460		Husqvarna AB - B Shares	85,066
12,400		Investor AB	252,469
6,565		Kinnevik Investment AB	139,288
2,291		Millicom International Cellular S.A.	218,763
1,648		Modern Times Group AB	123,174
108,333		Nordea Bank AB	1,131,896
2,452	L	Ratos AB	84,874
32,627		Sandvik AB	500,963
10,464		Scania AB - B Shares	231,529
8,691		Securitas AB	93,840
45,607		Skandinaviska Enskilda Banken AB	339,511
11,813		Skanska AB	216,878
11,057		SKF AB - B Shares	255,023
7,118		SSAB Svenskt Staal AB - Class A	113,669
5,611		SSAB Svenskt Staal AB - Class B	78,884
18,497		Svenska Cellulosa AB - B Shares	281,904
15,815		Svenska Handelsbanken AB	519,647
22,353	@	Swedbank AB	311,170
6,337		Swedish Match AB	169,304
10,074		Tele2 AB - B Shares	211,367
98,119		Telefonaktiebolaget LM Ericsson	1,076,065
76,030		TeliaSonera AB	616,607
33,350	@	Volvo AB - B Shares	491,428
			10,558,167
		Switzerland: 8.0%
71,581	@	ABB Ltd.	1,511,431
2,683	@	Actelion Ltd. - Reg	107,474
3,428		Adecco S.A.	179,212
2,302		Aryzta AG	100,722
1,371		Baloise Holding AG	123,701
17,766		Compagnie Financiere Richemont S.A.	857,190
36,709		Credit Suisse Group	1,563,923
1,208		Geberit AG - Reg	215,243
260		Givaudan	266,074
7,795		Holcim Ltd.	500,903
6,325		Julius Baer Group Ltd.	230,406
4,433		Julius Baer Holding AG - Reg	67,343
1,767		Kuehne & Nagel International AG	212,352
24		Lindt & Spruengli AG	57,606
4		Lindt & Spruengli AG - REG	111,706
5,698	@, L	Logitech International S.A.	99,484
1,399		Lonza Group AG	119,585
113,593		Nestle S.A.	6,055,352
5,689		Nobel Biocare Holding AG	102,288
69,426		Novartis AG	3,996,018
702		Pargesa Holding S.A.	51,277
23,158		Roche Holding AG - Genusschein	3,164,125
1,571		Schindler Holding AG	168,646
636		Schindler Holding AG - Reg	67,988
169		SGS S.A.	273,244
64		Sika AG	118,156
1,511		Sonova Holding AG - Reg	184,715
20,313		STMicroelectronics NV	155,438
269		Straumann Holding AG	60,045

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
1,044		Swatch Group AG - BR	$393,276
2,310		Swatch Group AG - Reg	159,892
657	@	Swiss Life Holding	74,859
11,957		Swiss Reinsurance	524,504
685		Swisscom AG	276,582
3,106		Syngenta AG	772,654
1,531		Synthes, Inc.	177,205
116,375	@	UBS AG - Reg	1,981,370
67,593		Xstrata PLC	1,294,761
5,075		Zurich Financial Services AG	1,189,732
			27,566,482
		United Kingdom: 18.3%
26,816		3i Group PLC	120,885
6,127		Admiral Group PLC	160,564
8,689		Aggreko PLC	214,627
10,335		Amec PLC	160,208
42,911		Anglo American PLC	1,703,317
12,381		Antofagasta PLC	240,680
44,014		ARM Holdings PLC	273,810
9,520		Associated British Foods PLC	156,953
48,019		AstraZeneca PLC	2,437,459
7,310	@	Autonomy Corp. PLC	208,309
88,826		Aviva PLC	556,803
9,953		Babcock International Group	89,157
122,018		BAE Systems PLC	657,066
28,408		Balfour Beatty PLC	119,556
374,913		Barclays PLC	1,762,194
110,190		BG Group PLC	1,940,126
72,021		BHP Billiton PLC	2,296,919
611,625		BP PLC	4,184,768
22,031	@, L	British Airways PLC	84,109
65,135		British American Tobacco PLC	2,432,508
34,258		British Sky Broadcasting PLC	380,717
264,175		BT Group PLC	580,448
10,083		Bunzl PLC	120,257
13,929		Burberry Group PLC	227,979
66,165		Cable & Wireless Worldwide PLC	76,447
45,647	@	Cairn Energy PLC	325,755
19,488		Capita Group PLC	240,804
4,699		Carnival PLC	185,317
172,574		Centrica PLC	877,313
35,672		Cobham PLC	129,551
62,884		Compass Group PLC	524,690
82,862		Diageo PLC	1,426,096
30,622		Experian Group Ltd.	333,744
14,073		Firstgroup PLC	80,260
171,021		GlaxoSmithKline PLC	3,373,360
41,124		Group 4 Securicor PLC	164,826
25,537		Home Retail Group	82,748
570,875		HSBC Holdings PLC	5,774,932
13,651		ICAP PLC	92,565
33,158		Imperial Tobacco Group PLC	989,123
13,070		Inmarsat PLC	136,447
8,486		Intercontinental Hotels Group PLC	151,526
49,897		International Power PLC	303,971
4,781		Intertek Group PLC	137,714
21,434		Invensys PLC	100,637
12,598		Investec PLC	100,683
112,745	@	ITV PLC	105,816
33,857		J Sainsbury PLC	208,026
7,419		Johnson Matthey PLC	205,389
7,757		Kazakhmys PLC	176,958
75,443		Kingfisher PLC	278,004
175,627		Legal & General Group PLC	285,663
1,312,020	@	Lloyds TSB Group PLC	1,522,146
5,338		London Stock Exchange Group PLC	57,129
3,327	@	Lonmin PLC	87,291
47,843		Man Group PLC	164,847
47,998		Marks & Spencer Group PLC	293,182
115,842		National Grid PLC	982,597
6,225		Next PLC	217,007
166,391		Old Mutual PLC	363,138
28,189		Pearson PLC	437,126
5,791		Petrofac Ltd.	124,865
83,477		Prudential PLC	834,172
2,778		Randgold Resources Ltd.	280,893
20,181		Reckitt Benckiser PLC	1,111,514
39,365		Reed Elsevier PLC	332,869
32,351		Rexam PLC	156,245
47,095		Rio Tinto PLC	2,758,978
63,241		Rolls-Royce Group PLC	600,621
110,008		Royal & Sun Alliance Insurance Group	226,041
543,000	@	Royal Bank of Scotland Group PLC	402,770

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
31,743		SABMiller PLC	$1,016,206
44,483		Sage Group PLC	193,259
2,338		Schroders PLC	52,863
31,061		Scottish & Southern Energy PLC	545,879
17,879		Serco Group PLC	172,823
7,487		Severn Trent PLC	154,090
16,735		Shire PLC	376,743
26,944		Smith & Nephew PLC	245,688
11,911		Smiths Group PLC	228,459
68,158		Standard Chartered PLC	1,957,117
69,459		Standard Life PLC	252,586
266,224		Tesco PLC	1,775,869
25,939		Thomas Cook Group PLC	70,113
19,693		TUI Travel PLC	66,337
27,016		Tullow Oil PLC	540,807
43,868		Unilever PLC	1,269,682
18,271		United Utilities Group PLC	164,445
3,510		Vedanta Resources PLC	119,480
1,714,265		Vodafone Group PLC	4,229,678
5,494		Whitbread PLC	140,349
58,156		WM Morrison Supermarkets PLC	270,471
9,238	@	Wolseley PLC	232,264
41,852		WPP PLC	464,034
			63,470,457
		Total Common Stock
		(Cost $259,356,314)	328,115,485

REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Australia: 0.5%
64,380		CFS Retail Property Trust	118,127
163,982		Dexus Property Group	135,656
61,267		GPT Group	174,513
190,191		Macquarie Goodman Group	118,833
91,673		Mirvac Group	117,850
77,567		Stockland	288,356
73,288		Westfield Group	869,645
			1,822,980
		France: 0.3%
1,052		Fonciere Des Regions	112,347
657		Gecina S.A.	77,960
992		ICADE	104,245
2,754		Klepierre	106,239
2,939		Unibail	652,573
			1,053,364
		Hong Kong: 0.1%
66,827		Link Real Estate Investment Trust	198,286
			198,286
		Japan: 0.2%
31		Japan Prime Realty Investment Corp.	68,287
18		Japan Real Estate Investment Corp.	163,709
67		Japan Retail Fund Investment Corp.	94,458
18		Nippon Building Fund, Inc.	157,754
16		Nomura Real Estate Office Fund, Inc.	88,775
			572,983
		Netherlands: 0.0%
1,428		Corio NV	97,669
			97,669
		Singapore: 0.1%
60,000		Ascendas Real Estate Investment Trust	100,055
74,000		CapitaMall Trust	121,055
			221,110
		United Kingdom: 0.2%
24,633		British Land Co. PLC	180,127
21,706		Hammerson PLC	134,560
24,151		Land Securities Group PLC	243,018
17,303		Liberty International PLC	100,034
22,345		Segro PLC	96,004
			753,743
		Total Real Estate Investment Trusts
		(Cost $3,777,568)	4,720,135

PREFERRED STOCK: 0.4%
		Germany: 0.4%
811		Bayerische Motoren Werke AG	37,839
2,981		Fresenius AG	240,751
6,281		Henkel KGaA - Vorzug	337,338
2,497		Porsche AG	123,482
1,007		RWE AG	64,161
5,730		Volkswagen AG	691,225
		Total Preferred Stock
		(Cost $1,042,300)	1,494,796

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares					Value
RIGHTS: 0.0%
			France: 0.0%
4,808			Compagnie Generale des Etablissements Michelin		13,424
					13,424
			Germany: 0.0%
20,348			Deutsche Bank AG		98,475
					98,475
			Total Rights
			(Cost $-)		111,899

WARRANTS: 0.0%
			France: 0.0%
837			Fonciere Des Regions		1,130
					1,130
			Italy: 0.0%
44,800			Mediobanca S.p.A.		1,496
26,395			Unione di Banche Italiane SCPA		327
					1,823
			Singapore: 0.0%
17,122			Golden Agri-Resources Ltd.		1,367
					1,367
			Total Warrants
			(Cost $1,997)		4,320

Principal Amount					Value
CORPORATE BONDS/NOTES: 0.0%
			Italy: 0.0%
EUR	19,900		Banca Popolare di Milano Scrl, 6.750%, due 06/01/13		$17,091
			Total Corporate Bonds/Notes
			(Cost $27,688)		17,091
			Total Long-Term Investments
			(Cost $264,205,867)		334,463,726

Shares					Value
SHORT-TERM INVESTMENTS: 4.2%
			Affiliated Mutual Fund: 1.3%
4,421,000			ING Institutional Prime Money Market Fund - Class I		$4,421,000
			Total Mutual Fund
			(Cost $4,421,000)		4,421,000

			Securities Lending Collateral(cc): 2.9%
10,075,084			BNY Mellon Overnight Government Fund (1)		10,075,084
37,727		I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		30,182
			Total Securities Lending Collateral
			(Cost $10,112,811)		10,105,266
			Total Short-Term Investments
			(Cost $14,533,811)		14,526,266
			Total Investments in Securities
			(Cost $278,739,678)*	100.8%	$348,989,992
			Other Assets and Liabilities - Net	(0.8)	(2,924,075)
			Net Assets	100.0%	$346,065,917

		@	Non-income producing security
		ADR	American Depositary Receipt
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
		**	Investment in affiliate
		EURO	EU Euro
		*	Cost for federal income tax purposes is $287,862,144.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$75,414,623
			Gross Unrealized Depreciation		(14,286,776)
			Net Unrealized Appreciation		$61,127,847

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	10.0%
Consumer Staples	10.0
Energy	7.2
Financials	23.8
Financials	0.0
Health Care	8.3
Industrials	11.9
Information Technology	4.7
Materials	10.1
Telecommunication Services	5.6
Utilities	5.0
Short-Term Investments	4.2
Other Assets and Liabilities - Net	(0.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$328,115,485	$—	$—	$328,115,485
Real Estate Investment Trusts	4,720,135	—	—	4,720,135
Preferred Stock	1,494,796	—	—	1,494,796
Rights	111,899	—	—	111,899
Warrants	3,993	327	—	4,320
Corporate Bonds/Notes	—	—	17,091	17,091
Short-Term Investments	14,496,084	—	30,182	14,526,266
Total Investments, at value	$348,942,392	$327	$47,273	$348,989,992
Other Financial Instruments+:
Forward foreign currency contracts	—	439,140	—	439,140
Futures	24,403	—	—	24,403
Total Assets	$348,966,795	$439,467	$47,273	$349,453,535

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	—	(193,610)	—	(193,610)
Futures	(69,197)	—	—	(69,197)
Total Liabilities	$(69,197)	$(193,610)	$—	$(262,807)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$—	$—	$—	$—	$—	$17,091	$—	$17,091
Short-Term Investments	30,182	—	—	—	—	—	—	—	30,182
Total Investments, at value	$30,182	$—	$—	$—	$—	$—	$17,091	$—	$47,273

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING International Index Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)

EU Euro
EUR 2,400,000	BUY	10/29/10	$3,113,381	$3,271,116	$157,735
British Pound
GBP 1,300,000	BUY	10/29/10	2,024,720	2,041,729	17,009
Australian Dollar
AUD 1,000,000	BUY	10/29/10	882,237	963,057	80,820
EU Euro
EUR 500,000	BUY	10/29/10	656,232	681,482	25,250
British Pound
GBP 500,000	BUY	10/29/10	776,998	785,280	8,282
Japanese Yen
JPY 290,000,000	BUY	10/29/10	3,324,727	3,474,771	150,044
					$439,140

EU Euro
EUR 800,000	SELL	10/29/10	$1,021,146	$1,090,372	$(69,226)
British Pound
GBP 700,000	SELL	10/29/10	1,090,854	1,099,392	(8,538)
Australian Dollar
AUD 600,000	SELL	10/29/10	552,624	577,834	(25,210)
British Pound
GBP 300,000	SELL	10/29/10	462,241	471,168	(8,927)
Japanese Yen
JPY 180,000,000	SELL	10/29/10	2,098,609	2,156,755	(58,146)
EU Euro
EUR 300,000	SELL	10/29/10	385,326	408,889	(23,563)
					$(193,610)

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING International Index Portfolio Open Futures Contracts on September 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	5	12/16/10	$555,765	$(9,850)
CAC40® 10 Euro	21	10/15/10	1,062,110	(9,119)
DAX Index	3	12/17/10	638,104	(626)
Euro STOXX 50®	27	12/17/10	1,007,798	(13,195)
FTSE 100 Index	29	12/17/10	2,519,016	13,032
FTSE/MIB Index	2	12/17/10	278,117	(3,526)
Hang Seng Index	2	10/28/10	287,775	2,878
IBEX 35® Index	3	10/15/10	426,909	(9,850)
OMXS30™ Index	42	10/15/10	677,168	8,493
Tokyo Price Index (TOPIX)	19	12/09/10	1,881,109	(23,031)
			$9,333,871	$(44,794)

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Equity contracts	$(44,794)
Foreign exchange contracts	245,530
Total	$200,736

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Consumer Discretionary: 18.7%
3,900		ABC-Mart, Inc.	$120,283
10,600	@	ABILIT Corp.	9,551
66		Accordia Golf Co., Ltd.	62,213
1,200		Aeon Fantasy Co., Ltd.	12,104
19,000		Aichi Machine Industry Co., Ltd.	64,502
7,600		Aigan Co., Ltd.	41,350
6,700		Aisan Industry Co., Ltd.	50,745
28,500		Aisin Seiki Co., Ltd.	891,884
4,800		Akebono Brake Industry Co., Ltd.	28,547
3,600		Alpen Co., Ltd.	55,962
5,700		Alpha Corp.	55,414
6,400		Alpine Electronics, Inc.	81,860
20		Amiyaki Tei Co., Ltd.	57,356
400		Amuse, Inc.	4,411
1,700		AOKI Holdings, Inc.	25,827
4,300		Aoyama Trading Co., Ltd.	69,699
4,000		Arc Land Sakamoto Co., Ltd.	46,909
7,300		Arnest One Corp.	80,548
2,600		Asahi Co., Ltd.	39,065
51,000	@	Asahi TEC Corp.	16,480
6,200		Asatsu-DK, Inc.	134,247
30,000		Asics Corp.	306,228
1,600		ASKUL Corp.	32,347
3,800		Autobacs Seven Co., Ltd.	145,362
2,000		Avex Group Holdings, Inc.	26,795
11,600		Benesse Corp.	559,864
4,000		Best Denki Co., Ltd.	10,041
79		BIC Camera, Inc.	29,872
104,900		Bridgestone Corp.	1,912,701
26,000		Calsonic Kansei Corp.	82,227
45		Can Do Co., Ltd.	50,690
12,100		Canon Sales Co., Inc.	166,555
35,400	L	Casio Computer Co., Ltd.	263,275
2,100		Central Sports Co., Ltd.	21,760
2,200	@	CHI Group Co. Ltd.	8,204
5,800		Chiyoda Co., Ltd.	62,462
4,100		Chofu Seisakusho Co., Ltd.	93,740
29,000		Chori Co., Ltd.	32,353
4,000		Chuo Spring Co., Ltd.	14,835
52,000	@, L	Clarion Co., Ltd.	90,353
2,700		Cleanup Corp.	16,985
13,000		Colowide Co., Ltd.	69,572
72,000	@	Columbia Music Entertainment, Inc.	24,078
4,500		Combi Corp.	38,644
1,800		Corona Corp.	16,735
14,500		Culture Convenience Club Co., Ltd.	62,287
6,000		Daido Metal Co., Ltd.	30,557
8,300		Daidoh Ltd.	70,330
21,450	@	Daiei, Inc.	87,754
32,000		Daihatsu Motor Co., Ltd.	428,335
2,500		Daikoku Denki Co., Ltd.	28,221
1,800		Dainichi Co., Ltd.	11,865
3,600		Daisyo Corp.	43,470
38,000	@	Daito Woolen Spinning & Weaving Co., Ltd.	29,187
22,000		Daiwabo Holdings Co., Ltd.	48,298
2,700		Daiyu Eight Co., Ltd.	17,579
4,400		DCM Japan Holdings Co., Ltd.	21,007
12,200		Dena Co., Ltd.	384,403
76,500		Denso Corp.	2,272,651
32,200	L	Dentsu, Inc.	744,597
16,000		Descente Ltd.	96,707
4,900		Don Quijote Co., Ltd.	121,722
4,100		Doshisha Co., Ltd.	101,568
5,400		Doutor Nichires Holdings Co., Ltd.	71,167
16,000		Dynic Corp.	27,354
12,000		Eagle Industry Co., Ltd.	95,899
12,000	@	Econach Co., Ltd.	4,884
17,200		EDION Corp.	126,532
3,800		Exedy Corp.	114,490
5,000		F&A Aqua Holdings, Inc.	48,183
6,800		Fast Retailing Co., Ltd.	957,883

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
4,800		FCC Co., Ltd.	$103,589
2,500		Felissimo Corp.	37,212
3,200		Foster Electric Co., Ltd.	81,326
8,000		France Bed Holdings Co., Ltd.	11,883
4,300		F-Tech, Inc.	66,877
3,500		Fuji Co., Ltd.	71,623
108,000		Fuji Heavy Industries Ltd.	690,448
5,000	@	Fuji Kiko Co., Ltd.	13,736
19,000		Fuji Kyuko Co., Ltd.	108,733
319		Fuji Television Network, Inc.	406,355
18,000		Fujibo Holdings, Inc.	24,814
2,100		Fujikura Rubber Ltd.	8,370
21,000		Fujita Kanko, Inc.	94,902
18,000		Fujitsu General Ltd.	91,445
1,800		Funai Electric Co., Ltd.	52,806
4,000		Furukawa Battery Co., Ltd.	25,482
12,100	@	Futaba Industrial Co., Ltd.	78,327
12,000		Gakken Holdings Co., Ltd.	24,109
900		Genki Sushi Co., Ltd.	10,808
25		Geo Co., Ltd.	27,769
10,000		GLOBERIDE, Inc.	11,528
12,000	@	Goldwin, Inc.	23,165
5,000		Gourmet Kineya Co., Ltd.	29,830
43,000	@	GSI Creos Corp.	52,065
600		Gulliver International Co.	30,090
22,000		Gunze Ltd.	75,583
8,000		H2O Retailing Corp.	50,095
5,230		Hakuhodo DY Holdings, Inc.	252,997
6,300		Hakuyosha Co., Ltd.	19,018
3,200		Happinet Corp.	40,477
5,500		Hard Off Corp. Co., Ltd.	25,418
4,600		Haruyama Trading Co., Ltd.	18,754
205,000	@	Haseko Corp.	165,017
2,900		Heiwa Corp.	35,376
3,500		Hiday Hidaka Corp.	47,970
4,100		Hikari Tsushin, Inc.	77,207
4,000		HIS Co., Ltd.	78,731
9,700		Hitachi Koki Co., Ltd.	86,236
281,800	L	Honda Motor Co., Ltd.	10,027,606
7,390	L	Honeys Co., Ltd.	93,918
88	@	Hoosiers Corp.	16,389
1,600		Horipro, Inc.	12,476
1,600		House of Rose Co., Ltd.	23,411
2,000		Hurxley Corp.	12,812
2,000		Ichibanya Co., Ltd.	54,454
13,000		Ichikawa Co., Ltd.	21,160
18,000		Ichikoh Industries Ltd.	33,609
15,000	@	Image Holdings Co., Ltd.	44,434
4,400		Imasen Electric Industrial	58,602
2,500		Intage, Inc.	47,860
55,600		Isetan Mitsukoshi Holdings Ltd.	576,965
217,000		Isuzu Motors Ltd.	839,537
9,300		Izumi Co., Ltd.	116,791
8,000	@	Izutsuya Co., Ltd.	5,923
78,000		J Front Retailing Co., Ltd.	363,163
46,000	@	Janome Sewing Machine Co., Ltd.	31,405
13,000		Japan Wool Textile Co., Ltd.	99,770
10,000		Joshin Denki Co., Ltd.	96,638
12,070	@, L	JVC Kenwood Holdings, Inc.	37,759
1,900		Kadokawa Group Holdings, Inc.	41,714
4,700		Kanto Auto Works Ltd.	31,215
2,900		Kappa Create Co., Ltd.	60,826
4,000		Kasai Kogyo Co., Ltd.	19,081
6,000		Kawai Musical Instruments Manufacturing Co., Ltd.	11,008
15,000	@	Kawashima Selkon Textiles Co., Ltd.	9,872
27,000		Kayaba Industry Co., Ltd.	152,143
5,100		Keihin Corp.	104,917
8,700	L	Keiyo Co., Ltd.	45,013
2,600		Kimoto Co., Ltd.	18,086
50,000	@, L	Kinki Nippon Tourist Co., Ltd.	46,758
14,000		Kinugawa Rubber Industrial Co., Ltd.	61,817
3,500		Kisoji Co., Ltd.	77,070
5,100		Kohnan Shoji Co., Ltd.	56,256
16,000	L	Koito Manufacturing Co., Ltd.	245,324
10,600		Kojima Co., Ltd.	54,292
18,000		Komatsu Seiren Co., Ltd.	72,010
4,300		Komeri Co., Ltd.	96,173
3,700		Kourakuen Corp.	53,085

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
6,660		K’S Holdings Corp.	$153,169
3,300		Kura Corp.	55,391
18,000		Kurabo Industries Ltd.	28,481
2,100		Kuraudia Co., Ltd.	27,507
3,600		Kyoritsu Maintenance Co., Ltd.	53,193
39,800	@	LAND Co., Ltd.	10,447
2,300		LEC, Inc.	33,434
38,200	@	Look, Inc.	68,588
1,200		Marche Corp.	9,732
2,600		Mars Engineering Corp.	41,577
33,000		Marui Co., Ltd.	246,902
319,000		Matsushita Electric Industrial Co., Ltd.	4,332,431
2,100		Matsuya Co., Ltd.	12,712
5,100		Matsuya Foods Co., Ltd.	77,121
204,000		Mazda Motor Corp.	492,989
1,600		Megane TOP Co., Ltd.	15,215
8,000		Meiko Network Japan Co., Ltd.	66,691
2,300		Meiwa Estate Co., Ltd.	12,220
8,500	@	Misawa Homes Co., Ltd.	39,698
12,000	@	Mitsuba Corp.	78,193
704,000	@, L	Mitsubishi Motors Corp.	921,368
2,000		Mitsui Home Co., Ltd.	9,073
3,000		Mizuno Corp.	13,383
4,600		MOS Food Services, Inc.	83,662
11,300		Mr Max Corp.	49,886
3,500		Musashi Seimitsu Industry Co., Ltd.	82,036
10,000	@	Naigai Co., Ltd.	5,138
5,000		Nakayamafuku Co., Ltd.	34,383
33,100		Namco Bandai Holdings, Inc.	306,762
32,000		NGK Spark Plug Co., Ltd.	428,629
23,000		NHK Spring Co., Ltd.	190,577
15,000		Nice Holdings, Inc.	32,346
4,600		Nidec-Tosok Corp.	52,681
4,000		Nifco, Inc.	96,173
2,700		Nihon Eslead Corp.	23,969
10,100		Nihon Tokushu Toryo Co., Ltd.	42,211
1,200		Nikkato Corp.	5,574
60,600		Nikon Corp.	1,124,053
2,000		Nippon Felt Co., Ltd.	9,436
7,000	@	Nippon Piston Ring Co., Ltd.	11,408
3,390		Nippon Television Network Corp.	436,181
8,200		Nishimatsuya Chain Co., Ltd.	75,633
394,400		Nissan Motor Co., Ltd.	3,453,926
4,000		Nissan Shatai Co., Ltd.	28,940
38,000		Nissei Build Kogyo Co., Ltd.	22,736
14,500		Nissen Holdings Co., Ltd.	60,036
23,000		Nisshinbo Industries, Inc.	230,607
5,100		Nissin Kogyo Co., Ltd.	81,772
6,250		Nitori Co., Ltd.	522,624
23,000		Nitto Seimo Co., Ltd.	25,654
16,300		NOK Corp.	284,201
5,900		Noritsu Koki Co., Ltd.	35,345
7,100		Ohashi Technica, Inc.	50,093
20,000		Onward Kashiyama Co., Ltd.	156,791
8,700		Oriental Land Co., Ltd.	811,206
3,000		Pacific Industrial Co., Ltd.	13,010
2,100		Pal Co., Ltd.	74,670
2,000		PanaHome Corp.	11,554
9,000		Parco Co., Ltd.	72,695
6,500		Paris Miki Holdings, Inc.	59,513
63		PGM Holdings K K	40,160
1,200	@	PIA Corp.	10,728
3,400		Piolax, Inc.	66,202
31,800		Pioneer Corp.	111,176
3,110		Point, Inc.	141,153
27,000	@	Press Kogyo Co., Ltd.	95,262
6,700		Renaissance, Inc.	24,035
11,800	@, L	Renown, Inc.	30,601
5,000		Resort Solution Co., Ltd.	9,641
6,300		Resorttrust, Inc.	94,347
6,800		Right On Co., Ltd.	35,066
18,000		Riken Corp.	62,690
4,000		Ringer Hut Co., Ltd.	46,337
5,700		Rinnai Corp.	335,664
4,700		Roland Corp.	53,807
4,800		Round One Corp.	17,534
3,700		Royal Holdings Co., Ltd.	36,544
3,600		Ryohin Keikaku Co., Ltd.	120,649

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
6,000	@	Sagami Chain Co., Ltd.	$35,471
18,000	@	Sagami Co., Ltd.	24,995
5,600		Saizeriya Co., Ltd.	107,895
36,000		Sakai Ovex Co., Ltd.	53,442
1,300		San Holdings, Inc.	20,696
12,000		Sanden Corp.	49,344
2,100		Sanei-International Co., Ltd.	23,925
6,400		Sangetsu Co., Ltd.	139,777
8,200		Sankyo Co., Ltd.	434,316
28,300		Sankyo Seiko Co., Ltd.	88,715
7,000	L	Sanrio Co., Ltd.	133,640
526,000	@	Sansui Electric Co., Ltd.	18,903
341,000	@	Sanyo Electric Co., Ltd.	563,089
16,000		Sanyo Shokai Ltd.	66,861
11,400		Scroll Corp.	42,968
37,400		Sega Sammy Holdings, Inc.	571,301
16,000		Seiko Holdings Corp.	53,821
1,500		Seiren Co., Ltd.	9,118
63,000		Sekisui Chemical Co., Ltd.	382,008
102,000		Sekisui House Ltd.	917,964
8,200		Senshukai Co., Ltd.	46,781
155,000	L	Sharp Corp.	1,545,042
18,000		Shikibo Ltd.	23,956
7,700		Shimachu Co., Ltd.	148,326
3,600		Shimamura Co., Ltd.	334,734
13,600		Shimano, Inc.	722,756
3,500		Shimojima Co., Ltd.	48,740
9,200		Shingakukai Co., Ltd.	27,922
5,000		Shinyei Kaisha	9,764
12,000		Shiroki Corp.	32,014
4,200		Shobunsha Publications, Inc.	27,386
19,000		Shochiku Co., Ltd.	129,724
10,100		Showa Corp.	60,335
3,000		Shuei Yobiko Co., Ltd.	15,221
512,000	@	Silver Seiko Ltd.	24,533
8,300		SK Japan Co., Ltd.	25,286
79		Sky Perfect Jsat Corp.	26,139
174,400		Sony Corp.	5,384,015
37		SRI Sports Ltd.	38,719
400		St. Marc Holdings Co., Ltd.	15,010
22,100		Stanley Electric Co., Ltd.	352,724
4,300		Studio Alice Co., Ltd.	38,936
32,000		Suminoe Textile Co., Ltd.	58,784
23,600		Sumitomo Forestry Co., Ltd.	166,276
28,600		Sumitomo Rubber Industries, Inc.	279,760
64,500		Suzuki Motor Corp.	1,359,515
20,000	@	SxL Corp.	11,700
22,000		T RAD Co., Ltd.	77,309
5,100		Tac Co., Ltd.	22,109
6,600		Tachi-S Co., Ltd.	89,582
90		Tact Home Co., Ltd.	67,337
6,500		Taiho Kogyo Co., Ltd.	47,477
4,300		Takamatsu Construction Group Co., Ltd.	57,532
44,000		Takashimaya Co., Ltd.	339,212
5,600		Takata Corp.	141,216
238		Take And Give Needs Co., Ltd.	16,998
2,000		Takihyo Co., Ltd.	8,993
4,500		Tamron Co., Ltd.	92,367
8,000	@	Tasaki Shinju Co., Ltd.	6,740
400		Taya Co., Ltd.	3,220
20,000		TBK Co., Ltd.	80,565
2,100		Teikoku Piston Ring Co., Ltd.	16,606
9,000		Teikoku Sen-I Co., Ltd.	51,098
16		T-Gaia Corp.	23,105
56,000		Toabo Corp.	45,759
7,000		Toei Co., Ltd.	31,402
24,500		Toho Co., Ltd.	394,031
28,000	@	Tokai Kanko Co., Ltd.	8,037
7,800		Tokai Rika Co., Ltd.	132,138
4,100		Tokai Rubber Industries, Inc.	44,548
13,000		Tokai Senko KK	11,733
480		Token Corp.	14,183
16,800		Tokyo Broadcasting System, Inc.	215,886
18,000		Tokyo Dome Corp.	45,919
5,100		Tokyo Individualized Educational Institute, Inc.	15,593
3,000		Tokyo Style Co., Ltd.	23,328
8,000		Tokyotokeiba Co., Ltd.	11,507
7,800		Tomy Co., Ltd.	62,648

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
8,000	@	Tonichi Carlife Group, Inc.	$7,780
10,700		Topre Corp.	79,691
2,000		Totenko Co., Ltd.	3,375
2,000		Touei Housing Corp.	20,049
4,500		Tow Co., Ltd.	25,185
36,000		Toyo Tire & Rubber Co., Ltd.	75,163
106,000		Toyobo Co., Ltd.	170,215
9,700		Toyoda Gosei Co., Ltd.	214,567
2,600		Toyota Auto Body Co., Ltd.	39,690
9,800		Toyota Boshoku Corp.	163,441
27,900		Toyota Industries Corp.	746,964
447,100		Toyota Motor Corp.	16,024,368
6,200		TS Tech Co., Ltd.	103,467
12,000	@	Tsukamoto Corp. Co., Ltd.	10,076
68		TV Asahi Corp.	91,296
2,000		Tv Tokyo Holdings Corp.	37,278
5,400		Unipres Corp.	89,398
87,000	@	Unitika Ltd.	73,069
4,800		U-Shin Ltd.	40,032
4,370	L	USS Co., Ltd.	326,888
18,000		Wacoal Holdings Corp.	243,063
100		Warehouse Co., Ltd.	357
3,900		Watabe Wedding Corp.	40,694
3,900		WATAMI Co., Ltd.	74,617
3,600		Xebio Co., Ltd.	70,101
15,220		Yamada Denki Co., Ltd.	945,175
23,200		Yamaha Corp.	269,368
40,400		Yamaha Motor Co., Ltd.	608,067
21,000		Yamatane Corp.	28,410
8,500		Yamato International, Inc.	37,746
1,800		Yellow Hat Ltd.	12,633
3,600		Yokohama Reito Co., Ltd.	25,098
36,000		Yokohama Rubber Co., Ltd.	180,725
14,000		Yomiuri Land Co., Ltd.	49,859
2,600		Yorozu Corp.	43,467
56		Yoshinoya D&C Co., Ltd.	69,369
5,400		Zenrin Co., Ltd.	58,401
5,200		Zensho Co., Ltd.	50,803
			84,350,770
		Consumer Staples: 6.2%
4,300		Aderans Co., Ltd.	57,007
114,200	L	Aeon Co., Ltd.	1,224,344
2,700	@	Aeon Hokkaido Corp.	8,773
96,000		Ajinomoto Co., Inc.	941,807
1,900		Arcs Co., Ltd.	25,869
3,900		Ariake Japan Co., Ltd.	59,677
63,900		Asahi Breweries Ltd.	1,279,945
2,700		Belc Co., Ltd.	27,656
2,400		Cawachi Ltd.	42,446
8,500		CFS Corp.	44,925
4,500		Chubu Shiryo Co., Ltd.	28,734
4,300		Circle K Sunkus Co., Ltd.	57,523
5,000		Coca-Cola Central Japan Co., Ltd.	67,381
9,600		Coca-Cola West Holdings Co., Ltd.	162,241
2,720		Cocokara Fine Holdings, Inc.	60,016
1,800		Cosmos Pharmaceutical Corp.	50,354
2,700		Create SD Holdings	58,907
38		Dr Ci:Labo Co., Ltd.	130,462
2,600		Dydo Drinco, Inc.	90,024
2,000		Echo Trading Co., Ltd.	20,121
7,100		Eco’s Co., Ltd.	38,522
9,000		Ezaki Glico Co., Ltd.	116,706
10,800		FamilyMart Co., Ltd.	387,261
5,700		Fancl Corp.	91,033
9,400		Fuji Oil Co., Ltd.	141,341
4,000		Fujicco Co., Ltd.	49,542
5,000	@	Fujiya Co., Ltd.	9,709
4,400		Harashin Narus Holdings Co., Ltd.	54,583
33,000	@	Hayashikane Sangyo Co., Ltd.	34,379
2,600		Heiwado Co., Ltd.	30,438
5,000		Hohsui Corp.	6,490
4,000		Hokuto Corp.	89,547
10,900		House Foods Corp.	165,822
4,000		Inageya Co., Ltd.	43,815
11,300		Ito En Ltd.	185,759
2,000		Itochu-Shokuhin Co., Ltd.	69,108
21,000		Itoham Foods, Inc.	70,487
14,000		Izumiya Co., Ltd.	51,199

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Staples (continued)
825		Japan Tobacco, Inc.	$2,748,951
19,000		J-Oil Mills, Inc.	53,089
12,000	L	Kagome Co., Ltd.	232,471
94,300		Kao Corp.	2,300,359
10,800		Kasumi Co., Ltd.	57,610
4,500		Kato Sangyo Co., Ltd.	66,476
3,200		KEY Coffee, Inc.	58,187
36,000		Kikkoman Corp.	398,355
161,000		Kirin Brewery Co., Ltd.	2,291,974
700		Kirindo Co., Ltd.	3,238
5,100		Kobayashi Pharmaceutical Co., Ltd.	226,501
5,100		Kose Corp.	121,191
5,000		Kyodo Shiryo Co., Ltd.	6,053
9,200		Lawson, Inc.	420,952
3,300		Life Corp.	50,663
27,000		Lion Corp.	147,173
1,700		Mandom Corp.	45,797
18,000		Marudai Food Co., Ltd.	56,142
5,000		Maruetsu, Inc.	20,313
71,000		Maruha Nichiro Holdings, Inc.	118,281
4,500		Matsumotokiyoshi Holdings Co., Ltd.	81,125
6,300		Megmilk Snow Brand Co., Ltd.	118,410
11,900		MEIJI Holdings Co., Ltd.	561,487
2,000		Meito Sangyo Co., Ltd.	29,019
6,600		Mikuni Coca-Cola Bottling Co., Ltd.	57,693
1,400		Milbon Co., Ltd.	38,769
2,000		Ministop Co., Ltd.	29,521
18,000		Mitsui Sugar Co., Ltd.	72,358
27,000		Miyoshi Oil & Fat Co., Ltd.	45,699
32,000		Morinaga & Co., Ltd.	76,406
32,000		Morinaga Milk Industry Co., Ltd.	137,592
18,000		Morozoff Ltd.	60,439
3,000		Nagatanien Co., Ltd.	31,330
7,000		Nakamuraya Co., Ltd.	37,725
4,500		Natori Co., Ltd.	42,348
48,000		Nichirei Corp.	204,368
1,040		Nihon Chouzai Co., Ltd.	38,343
24,000		Nippon Beet Sugar Manufacturing Co., Ltd.	56,051
14,000		Nippon Flour Mills Co., Ltd.	72,190
9,000	@	Nippon Formula Feed Manufacturing Co., Ltd.	10,256
28,000		Nippon Meat Packers, Inc.	344,677
40,200	L	Nippon Suisan Kaisha Ltd.	132,487
12,000		Nisshin Oillio Group Ltd.	54,783
31,500		Nisshin Seifun Group, Inc.	414,774
11,600		Nissin Food Products Co., Ltd.	419,578
23,000		Oenon Holdings, Inc.	50,943
500		OIE Sangyo Co., Ltd.	4,717
4,000		Okuwa Co., Ltd.	36,218
4,400		Olympic Corp.	34,562
2,000		Pigeon Corp.	63,586
5,100		Poplar Co., Ltd.	30,335
12,000		Prima Meat Packers Ltd.	12,676
19,900		QP Corp.	257,935
3,200		Rock Field Co., Ltd.	50,139
2,900		Ryoshoku Ltd.	68,246
6,000		S Foods, Inc.	49,324
6,300		Sakata Seed Corp.	83,841
1,800		San-A Co., Ltd.	68,445
54,000		Sapporo Holdings Ltd.	253,779
134,800		Seven & I Holdings Co., Ltd.	3,161,217
58,900	L	Shiseido Co., Ltd.	1,323,194
10,000		Showa Sangyo Co., Ltd.	30,393
1,000		Sogo Medical Co., Ltd.	26,706
14,000		Starzen Co., Ltd.	38,745
5,200		Sugi Pharmacy Co., Ltd.	117,298
6,800		Sundrug Co., Ltd.	183,532
37,000		Takara Holdings, Inc.	208,520
4,000		Tobu Store Co., Ltd.	11,978
15,000		Toho Co., Ltd./Hyogo	52,451
27,000		Tohto Suisan Co., Ltd.	39,754
6,400		Torigoe Co., Ltd.	57,628
6,000		Toyo Sugar Refining Co., Ltd.	6,987
18,000		Toyo Suisan Kaisha Ltd.	371,037
2,000		Tsuruha Holdings, Inc.	84,247
800		Unicafe, Inc.	4,571
20,100	L	Uni-Charm Corp.	810,220
1,500		Universe Co., Ltd.	24,143
28,600		UNY Co., Ltd.	226,475

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Staples (continued)
2,300		Valor Co., Ltd.	$17,497
4,800		Warabeya Nichiyo Co., Ltd.	54,078
5,200		Yaizu Suisankagaku Industry Co., Ltd.	63,877
21,500	L	Yakult Honsha Co., Ltd.	665,244
1,000		Yamaya Corp.	9,022
27,000		Yamazaki Baking Co., Ltd.	329,617
3,600		Yamazawa Co., Ltd.	51,225
1,200		Yaoko Co., Ltd.	34,290
4,000		Yomeishu Seizo Co., Ltd.	38,814
6,000		Yonekyu Corp.	47,452
			27,820,115
		Energy: 1.2%
7,800		AOC Holdings, Inc.	33,994
71,000		Cosmo Oil Co., Ltd.	185,361
28,000	@	Fuji Kosan Co., Ltd.	21,829
3,200		Idemitsu Kosan Co., Ltd.	274,468
258		Inpex Holdings, Inc.	1,213,657
7,700		Itochu Enex Co., Ltd.	36,682
3,000		Japan Oil Transportation Co., Ltd.	6,609
4,600		Japan Petroleum Exploration Co.	173,612
367,410	L	JX Holdings, Inc.	2,131,961
14,000		Kyoei Tanker Co., Ltd.	24,688
7,000		Mitsuuroko Co., Ltd.	43,279
3,600		Modec, Inc.	56,561
4,300		Nippon Gas Co., Ltd.	70,249
6,500		Sala Corp.	39,593
4,000		San-Ai Oil Co., Ltd.	17,494
7,500		Shinko Plantech Co., Ltd.	68,200
29,900		Showa Shell Sekiyu KK	228,706
17,000		Sinanen Co., Ltd.	69,676
48,000		TonenGeneral Sekiyu KK	444,909
20,000		Toyo Kanetsu K K	32,831
			5,174,359
		Financials: 15.7%
52,000		77 Bank Ltd.	263,466
7,850		Acom Co., Ltd.	119,031
15,200		Aeon Credit Service Co., Ltd.	164,066
15,500		Aeon Mall Co., Ltd.	376,716
1,300		Aichi Bank Ltd.	81,583
40,550		Aiful Corp.	35,951
8,400		Airport Facilities Co., Ltd.	32,602
22,000		Akita Bank Ltd.	73,549
34,000		Aomori Bank Ltd.	86,019
139,000		Aozora Bank Ltd.	204,856
26,000		Awa Bank Ltd.	180,198
2,200		Bank of Iwate Ltd.	96,809
57,000		Bank of Kyoto Ltd.	462,278
27,000		Bank of Nagoya Ltd.	85,438
3,700		Bank of Okinawa Ltd.	138,158
22,000		Bank of Saga Ltd.	63,563
217,000		Bank of Yokohama Ltd.	1,014,024
34,700	@	Cedyna Financial Corp.	55,806
5,000		Century Leasing System, Inc.	60,433
121,000		Chiba Bank Ltd.	706,500
7,100	@	Chiba Kogyo Bank Ltd.	42,270
27,000		Chugoku Bank Ltd.	328,378
20,000		Chukyo Bank Ltd.	62,733
24,800		Credit Saison Co., Ltd.	332,649
15,000		Daibiru Corp.	111,244
1,392		Dai-ichi Life Insurance Co. Ltd.	1,685,210
7,700		Daiko Clearing Services Corp.	27,886
42,000	@	Daikyo, Inc.	56,918
27,000		Daisan Bank Ltd.	81,566
42,000		Daishi Bank Ltd.	141,379
17,000		Daito Bank Ltd.	11,802
15,000		Daito Trust Construction Co., Ltd.	896,174
96,000		Daiwa House Industry Co., Ltd.	969,324
302,000		Daiwa Securities Group, Inc.	1,219,258
9,110		Diamond Lease Co., Ltd.	320,918
22,000		Ehime Bank Ltd.	58,497
25,000		Eighteenth Bank Ltd.	68,932
27,600		FIDEA Holdings Co., Ltd.	61,779
329	@	Fidec Corp.	40,770
27,000		Fuji Fire & Marine Insurance Co.	36,494
28,000		Fukui Bank Ltd.	95,675
131,000		Fukuoka Financial Group, Inc.	524,826
2,000		Fuyo General Lease Co., Ltd.	50,121
2,620		Goldcrest Co., Ltd.	49,425

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
64,000		Gunma Bank Ltd.	$335,167
61,000		Hachijuni Bank Ltd.	318,701
13,500		Heiwa Real Estate Co., Ltd.	32,168
38,000		Higashi-Nippon Bank Ltd.	70,612
25,000		Higo Bank Ltd.	131,244
75,000		Hiroshima Bank Ltd.	305,952
7,300		Hitachi Capital Corp.	99,555
44,000		Hokkoku Bank Ltd.	175,676
38,000		Hokuetsu Bank Ltd.	68,257
210,000		Hokugin Financial Group, Inc.	385,399
9,800		Hulic Co., Ltd.	66,578
32,000		Hyakugo Bank Ltd.	137,735
37,000		Hyakujushi Bank Ltd.	140,534
5,400		IBJ Leasing Co., Ltd.	105,898
10,600		Ichiyoshi Securities Co., Ltd.	73,737
3,500		Iida Home Max	27,249
6,400		Iwai Securities Co., Ltd.	48,446
39,000		Iyo Bank Ltd.	316,516
18,000		Jaccs Co., Ltd.	31,975
5,100		Jafco Co., Ltd.	120,858
88,000		Japan Asia Investment Co., Ltd.	52,988
9,000		Japan Securities Finance Co., Ltd.	51,543
113,000		Joyo Bank Ltd.	492,626
45,000		Juroku Bank Ltd.	148,960
14,900		kabu.com Securities Co., Ltd.	56,958
25,000		Kagoshima Bank Ltd.	152,765
42,000		Kansai Urban Banking Corp.	63,652
16,300		Kanto Tsukuba Bank Ltd.	51,402
9,600		Keihanshin Real Estate Co., Ltd.	43,299
27,000		Keiyo Bank Ltd.	134,044
46	@	Kenedix, Inc.	8,144
2,000		Kita-Nippon Bank Ltd.	50,681
120,000		Kiyo Holdings, Inc.	168,283
2,000		Kosei Securities Co., Ltd.	1,991
8,300		Kyokuto Securities Co., Ltd.	65,871
104		Land Business Co., Ltd.	17,177
20,800	L	Leopalace21 Corp.	34,544
12,800		Marusan Securities Co., Ltd.	65,867
16,900		Matsui Securities Co., Ltd.	94,644
24,000		Michinoku Bank Ltd.	52,336
20,000		Mie Bank Ltd.	55,828
14,000		Minato Bank Ltd.	22,372
10,000		Mito Securities Co., Ltd.	19,037
227,000		Mitsubishi Estate Co., Ltd.	3,695,248
2,433,000		Mitsubishi UFJ Financial Group, Inc.	11,296,173
145,000		Mitsui Fudosan Co., Ltd.	2,446,506
96,511		Mitsui Sumitomo Insurance Group Holdings, Inc.	2,220,828
178,000		Mitsui Trust Holdings, Inc.	591,749
17,000		Miyazaki Bank Ltd.	46,444
3,810,500		Mizuho Financial Group, Inc.	5,527,382
50,000		Mizuho Investors Securities Co., Ltd.	48,031
249,000		Mizuho Trust & Banking Co., Ltd.	208,875
129	L	Monex Beans Holdings, Inc.	43,451
2,200		Musashino Bank Ltd.	67,837
21,000		Nagano Bank Ltd.	41,533
33,000		Nanto Bank Ltd.	192,879
83,100	@	NIS Group Co., Ltd.	6,999
96,000		Nishi-Nippon City Bank Ltd.	274,609
5,900		Nisshin Fudosan Co	33,965
253,600	@	NKSJ Holdings, Inc.	1,588,999
644,000		Nomura Holdings, Inc.	3,098,265
14,500		Nomura Real Estate Holdings, Inc.	205,942
214		NTT Urban Development Corp.	179,991
21,000		Ogaki Kyoritsu Bank Ltd.	64,447
21,000		Oita Bank Ltd.	68,986
28,000		Okasan Securities Group, Inc.	93,608
16,920		ORIX Corp.	1,295,022
14,300		Osaka Securities Finance Co., Ltd.	28,450
4,300		Pocket Card Co., Ltd.	11,435
12,300		Promise Co., Ltd.	92,380
93,400	L	Resona Holdings, Inc.	838,747
1,000		Ricoh Leasing Co., Ltd.	24,717
52	L	Risa Partners, Inc.	23,261
20,000		San-In Godo Bank Ltd.	143,335
7,400		Sankei Building Co., Ltd.	40,390
31,700		Sapporo Hokuyo Holdings, Inc.	146,697
25		Secured Capital Japan Co., Ltd.	21,545
125,250		Senshu Ikeda Holdings, Inc.	188,287

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
30,000		Shiga Bank Ltd.	$175,469
24,000		Shikoku Bank Ltd.	78,026
1,700		Shimizu Bank Ltd.	71,906
88,000		Shinko Securities Co., Ltd.	201,271
183,000	L	Shinsei Bank Ltd.	129,566
100,000	L	Shizuoka Bank Ltd.	861,719
7,700		Shoei Co., Ltd./Chiyoda-ku	56,403
3,156		Softbank Investment Corp.	395,714
118		Sony Financial Holdings, Inc.	384,139
245,000		Sumitomo Mitsui Financial Group, Inc.	7,139,762
1,870		Sumitomo Real Estate Sales	84,721
79,000	L	Sumitomo Realty & Development Co., Ltd.	1,635,118
290,000		Sumitomo Trust & Banking Co., Ltd.	1,453,140
103	@	Sun Frontier Fudousan Co., Ltd.	12,806
899	@	Suncity Co., Ltd.	22,388
36,000		Suruga Bank Ltd.	317,717
58,850		T&D Holdings, Inc.	1,228,338
3,400		Takara Leben Co., Ltd.	19,611
13,250	L	Takefuji Corp.	634
17,600		TOC Co., Ltd.	76,943
18,000		Tochigi Bank Ltd.	75,931
27,000		Toho Bank Ltd.	76,317
29,000		Tohoku Bank Ltd.	48,314
41,000		Tokai Tokyo Financial Holdings	135,219
131,400	L	Tokio Marine Holdings, Inc.	3,544,197
10,000		Tokyo Rakutenchi Co., Ltd.	39,563
51,000		Tokyo Tatemono Co., Ltd.	195,747
4,400		Tokyo Tatemono Real Estate Sales Co., Ltd.	12,661
28,000		Tokyo Theatres Co., Inc.	39,583
4,700		Tokyo Tomin Bank Ltd.	51,723
59,000		Tokyu Land Corp.	244,475
4,100		Tokyu Livable, Inc.	44,010
22,000		Tomato Bank Ltd.	43,764
17,600	@	TOMONY Holdings, Inc.	56,673
19,000		Tottori Bank Ltd.	47,449
87,000		Towa Bank Ltd.	74,961
18,000		Toyo Securities Co., Ltd.	26,984
2,400		Yachiyo Bank Ltd.	54,508
20,000		Yamagata Bank Ltd.	95,402
24,000		Yamaguchi Financial Group, Inc.	226,321
20,000		Yamanashi Chuo Bank Ltd.	80,205
			70,928,954
		Health Care: 5.4%
7,500		Alfresa Holdings Corp.	319,562
3,000		Aloka Co., Ltd.	19,866
3,200		As One Corp.	61,800
14,000		ASKA Pharmaceutical Co., Ltd.	94,295
74,700		Astellas Pharma, Inc.	2,703,061
2,500		BML, Inc.	62,847
37,300		Chugai Pharmaceutical Co., Ltd.	686,896
190		CMIC Co., Ltd.	59,583
1,200		Create Medic Co., Ltd.	12,495
103,600		Daiichi Sankyo Co., Ltd.	2,111,690
23,600		Dainippon Sumitomo Pharma Co., Ltd.	197,617
800		Eiken Chemical Co., Ltd.	7,961
42,000	L	Eisai Co., Ltd.	1,469,627
7		EPS Co., Ltd.	17,924
3,600		Falco Biosystems Ltd.	31,570
2,000		Fuso Pharmaceutical Industries Ltd.	6,013
9,000		Hisamitsu Pharmaceutical Co., Inc.	366,864
4,000		Hitachi Medical Corp.	26,181
1,700		Hogy Medical Co., Ltd.	82,163
463	@	I’rom Holdings Co., Ltd.	10,503
3,500		Japan Medical Dynamic Marketing, Inc.	8,867
19,000		Jeol Ltd.	56,634
9,000		Kaken Pharmaceutical Co., Ltd.	93,795
4,400		Kissei Pharmaceutical Co., Ltd.	85,509
9,000		Kyorin Co., Ltd.	139,546
43,000		Kyowa Hakko Kogyo Co., Ltd.	426,598
37,300		Mediceo Paltac Holdings Co., Ltd.	473,610
7,700		Miraca Holdings, Inc.	272,888
9,000		Mochida Pharmaceutical Co., Ltd.	92,446
4,400		Nagaileben Co., Ltd.	109,387
7,400		Nichii Gakkan Co.	67,292
7,200		Nihon Kohden Corp.	148,477
12,000		Nikkiso Co., Ltd.	92,452
15,000		Nippon Chemiphar Co., Ltd.	49,977
4,000		Nippon Shinyaku Co., Ltd.	55,587

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
4,500		Nipro Corp.	$94,190
5,400		Nissui Pharmaceutical Co., Ltd.	44,825
38,100	L	Olympus Corp.	999,135
17,000	L	Ono Pharmaceutical Co., Ltd.	741,582
3,300		Paramount Bed Co., Ltd.	89,003
16,000		Rohto Pharmaceutical Co., Ltd.	199,791
9,600		Santen Pharmaceutical Co., Ltd.	332,363
2,200	L	Sawai Pharmaceutical Co., Ltd.	197,916
6,400		Seikagaku Corp.	69,492
4,100		Shin Nippon Biomedical Laboratories Ltd.	18,056
49,800		Shionogi & Co., Ltd.	909,559
9,200		SHIP HEALTHCARE HOLDINGS, Inc.	80,179
19		So-net M3, Inc.	84,058
12,100		Suzuken Co., Ltd.	401,072
4,600		Sysmex Corp.	319,781
28,000		Taisho Pharmaceutical Co., Ltd.	567,476
126,500		Takeda Pharmaceutical Co., Ltd.	5,815,559
36,000		Tanabe Seiyaku Co., Ltd.	586,999
25,200	L	Terumo Corp.	1,337,829
10,400		Toho Pharmaceutical Co., Ltd.	147,087
3,600		Torii Pharmaceutical Co., Ltd.	67,288
1,200		Towa Pharmaceutical Co., Ltd.	67,539
10,000		Tsumura & Co.	311,328
8,100		VITAL KSK HOLDINGS, Inc.	54,948
5,000		Wakamoto Pharmaceutical Co., Ltd.	17,479
4,000		ZERIA Pharmaceutical Co., Ltd.	48,688
			24,124,805
		Industrials: 20.1%
5,000	@	A&A Material Corp.	3,119
6,000		Advan Co., Ltd.	43,471
19,000	@	Advanex, Inc.	20,468
4,800		Aeon Delight Co., Ltd.	89,920
10,000		Aica Kogyo Co., Ltd.	114,268
10,700		Aichi Corp.	42,383
4,600		Aida Engineering Ltd.	16,152
1,300		Airtech Japan Ltd.	6,374
463,000		All Nippon Airways Co., Ltd.	1,715,834
55,000		Amada Co., Ltd.	377,490
10,800		Amano Corp.	87,815
8,000		Anest Iwata Corp.	26,303
33,500	@	Arrk Corp.	36,697
2,600		Art Corp.	43,211
3,000		Asahi Diamond Industrial Co. Ltd	57,707
160,000		Asahi Glass Co., Ltd.	1,631,784
7,200		Asahi Holdings, Inc.	166,088
3,600		Asahi Kogyosha Co. Ltd	15,257
22,000	@	Asanuma Corp.	13,751
1,500		Asunaro Aoki Construction Co., Ltd.	6,776
4,000		Bando Chemical Industries Ltd.	14,872
12,000		Bunka Shutter Co., Ltd.	31,207
28,000		Central Glass Co., Ltd.	111,600
281		Central Japan Railway Co.	2,069,087
1,000		Central Security Patrols Co., Ltd.	9,099
27,000		Chiyoda Corp.	221,367
4,300		Chiyoda Integre Co., Ltd.	45,205
5,100		Chudenko Corp.	57,408
20,000		Chugai Ro Co., Ltd.	66,948
6,200		CKD Corp.	41,273
11,800		COMSYS Holdings Corp.	108,488
6,000		Cosel Co., Ltd.	72,194
7,300		CTI Engineering Co., Ltd.	38,606
102,000		Dai Nippon Printing Co., Ltd.	1,246,524
9,000		Dai-Dan Co., Ltd.	42,209
13,000		Daido Kogyo Co., Ltd.	26,360
9,500		Daifuku Co., Ltd.	48,444
12,000		Daihen Corp.	50,564
15,000		Daiho Corp.	11,122
20,000		Daiichi Chuo KK	48,429
5,000		Daiichi Jitsugyo Co., Ltd.	15,177
37,900		Daikin Industries Ltd.	1,426,237
800		Daiohs Corp.	4,443
1,700		Daiseki Co., Ltd.	32,080
6,000	@	Daisue Construction Co., Ltd.	2,141
32,000		Danto Holdings Corp.	31,475
2,200		Denyo Co., Ltd.	15,851
2,000	@	Dijet Industrial Co., Ltd.	2,680
40		Dream Incubator, Inc.	25,413
9,700		Duskin Co., Ltd.	174,524

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
60,700		East Japan Railway Co.	$3,667,394
66,000		Ebara Corp.	293,066
32,000	@	Enshu Ltd.	34,201
33,700		Fanuc Ltd.	4,301,482
44,100		Fudo Tetra Corp.	26,451
66,000		Fuji Electric Holdings Co., Ltd.	173,309
46,000		Fujikura Ltd.	229,904
16,000		Fujitec Co., Ltd.	78,865
1,200		Fukushima Industries Corp.	10,080
29,000		Fukuyama Transporting Co., Ltd.	149,562
330	@	FULLCAST Holdings Co., Ltd.	16,233
7,400		Funai Consulting Co., Ltd.	44,428
18,000		Furukawa Co., Ltd.	19,412
100,000		Furukawa Electric Co., Ltd.	376,057
3,600		Futaba Corp.	59,893
1,200		Gakujo Co., Ltd.	4,260
9,300		Glory Ltd.	227,603
62,000	L	GS Yuasa Corp.	436,288
400		Hamakyorex Co., Ltd.	10,176
221,000		Hankyu Hanshin Holdings, Inc.	1,063,122
23,000		Hanwa Co., Ltd.	90,396
46,500		Hazama Corp.	39,031
2,700		Helios Techno Holdings Co., Ltd.	6,249
9,600		Hibiya Engineering Ltd.	86,212
36,000		Hino Motors Ltd.	174,291
3,400		Hirakawa Hewtech Corp.	26,524
5,000		Hisaka Works Ltd.	54,445
16,000		Hitachi Cable Ltd.	41,807
16,400	L	Hitachi Construction Machinery Co., Ltd.	355,004
1,200		Hitachi Tool Engineering Ltd.	13,788
6,300		Hitachi Transport System Ltd.	95,343
147,500	L	Hitachi Zosen Corp.	206,907
6,300		Hoshizaki Electric Co., Ltd.	112,997
14,000		Hosokawa Micron Corp.	45,828
38,000		Howa Machinery Ltd.	34,974
12,200		Ichinen Holdings Co., Ltd.	53,064
1,800		Idec Corp.	16,420
16,300		Iino Kaiun Kaisha Ltd.	87,082
4,400		Inaba Denki Sangyo Co., Ltd.	109,566
3,500		Inaba Seisakusho Co., Ltd.	31,014
6,500		Inabata & Co., Ltd.	32,896
4,700		Inui Steamship Co., Ltd.	25,994
38,000	@, L	Iseki & Co., Ltd.	103,786
4,000		Ishii Iron Works Co., Ltd.	6,909
4,000	@	Ishikawa Seisakusho Ltd.	3,642
238,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	455,877
225,100		Itochu Corp.	2,060,317
1,500		Itoki Corp.	4,337
6,000		Iwasaki Electric Co., Ltd.	10,496
32,000		Iwatani International Corp.	92,744
700		Jalux, Inc.	5,441
7,800		Japan Airport Terminal Co., Ltd.	129,072
18,000		Japan Pulp & Paper Co., Ltd.	59,571
52,000	L	Japan Steel Works Ltd.	489,940
16,000		Japan Transcity Corp.	52,949
25,000		JFE Shoji Holdings, Inc.	101,735
35,000		JGC Corp.	609,608
8,000		JK Holdings Co., Ltd.	35,560
45,650		JS Group Corp.	894,855
49,000	@, L	Juki Corp.	86,438
172,000	L	Kajima Corp.	416,697
39,000		Kamigumi Co., Ltd.	289,620
5,000		Kanaden Corp.	27,555
6,000		Kanagawa Chuo Kotsu Co., Ltd.	31,342
4,000		Kandenko Co., Ltd.	24,024
51,000	@	Kanematsu Corp.	42,773
17,800	@	Kanematsu-NNK Corp.	23,158
1,200		Katakura Industries Co., Ltd.	12,348
27,000		Kato Works Co., Ltd.	50,548
2,500		Kawada Technologies, Inc.	43,468
257,000		Kawasaki Heavy Industries Ltd.	730,249
82,000		Kawasaki Kisen Kaisha Ltd.	308,023
71,000	L	Keihan Electric Railway Co., Ltd.	314,236
88,000		Keihin Electric Express Railway Co., Ltd.	852,857
89,000	L	Keio Corp.	613,488
50,000		Keisei Electric Railway Co., Ltd.	321,526
5,100		Kimura Chemical Plants Co., Ltd.	33,765
500		Kimura Unity Co., Ltd.	4,093

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
21,000		Kinden Corp.	$190,306
5,000		King Jim Co., Ltd.	38,399
7,000		Kinki Sharyo Co., Ltd.	31,801
295,000	L	Kintetsu Corp.	999,521
3,200		Kintetsu World Express, Inc.	75,487
12,000	@	Kitagawa Iron Works Co., Ltd.	18,672
14,000		Kitano Construction Corp.	33,502
7,000		Kitazawa Sangyo Co., Ltd.	15,958
17,200		Kitz Corp.	70,324
14,300		Kokuyo Co., Ltd.	112,998
5,950		Komai Tekko, Inc.	11,142
152,200		Komatsu Ltd.	3,540,779
2,800		Komatsu Wall Industry Co., Ltd.	25,400
2,600		Komori Corp.	30,252
11,900	@	Kosaido Co., Ltd.	17,799
30,800		Koyo Seiko Co., Ltd.	284,233
2,100		KRS Corp.	22,726
142,000		Kubota Corp.	1,302,380
34,000	@	Kumagai Gumi Co., Ltd.	21,581
18,900		Kurita Water Industries Ltd.	525,601
2,000		Kuroda Electric Co., Ltd.	23,335
3,000		Kyodo Printing Co., Ltd.	7,226
2,000		Kyoei Sangyo Co., Ltd./Tokyo	3,739
13,700		Kyowa Exeo Corp.	123,681
5,000		Kyudenko Corp.	27,327
4,900		Mabuchi Motor Co., Ltd.	250,931
18,000		Maeda Corp.	48,932
10,000		Maeda Road Construction Co., Ltd.	74,279
5,100	@	Maezawa Industries, Inc.	9,668
4,500		Maezawa Kasei Industries Co., Ltd.	44,354
2,700		Maezawa Kyuso Industries Co., Ltd.	32,555
20,000	@	Makino Milling Machine Co.	135,552
21,300		Makita Corp.	676,811
4,000		Marubeni Construction Material Lease Co., Ltd.	4,984
267,000		Marubeni Corp.	1,509,729
3,300		Maruwn Corp.	8,475
13,000		Maruyama Manufacturing Co., Inc.	26,339
24,000		Maruzen Showa Unyu Co., Ltd.	81,289
2,100		Matsuda Sangyo Co., Ltd.	35,996
5,000		Matsui Construction Co., Ltd.	20,740
2,000		Max Co., Ltd.	22,653
27,000	L	Meidensha Corp.	99,466
5,100		Meiji Shipping Co., Ltd.	21,788
3,300		Meitec Corp.	61,255
3,500		Meito Transportation Co., Ltd.	30,394
4,600	@	Meiwa Corp.	12,408
49,000		Minebea Co., Ltd.	252,605
4,810		Mirait Holdings Corp.	30,826
8,100		MISUMI Group, Inc.	170,092
257,600		Mitsubishi Corp.	6,120,348
304,000		Mitsubishi Electric Corp.	2,619,411
552,000		Mitsubishi Heavy Industries Ltd.	2,038,444
23,000		Mitsubishi Kakoki Kaisha Ltd.	46,335
23,000		Mitsubishi Logistics Corp.	275,718
4,500		Mitsubishi Pencil Co., Ltd.	80,047
12,000		Mitsuboshi Belting Co., Ltd.	58,380
278,100		Mitsui & Co., Ltd.	4,135,053
134,000	L	Mitsui Engineering & Shipbuilding Co., Ltd.	303,418
35,000		Mitsui Matsushima Co., Ltd.	54,162
159,000		Mitsui OSK Lines Ltd.	1,000,392
4,000		Mitsui-Soko Co., Ltd.	14,709
17,000		Mitsumura Printing Co., Ltd.	60,507
5,200		Miura Co., Ltd.	117,657
2,100		Miyachi Corp.	13,321
4,000	@	Miyaji Engineering Group, Inc.	3,536
2,700	@	Miyakoshi Corp.	10,141
12,900	L	Mori Seiki Co., Ltd.	120,924
2,000		Morita Holdings Corp.	10,791
4,650		Moshi Moshi Hotline, Inc.	112,061
14,000		Nabtesco Corp.	228,630
4,600		NAC Co., Ltd.	53,755
36,000		Nachi-Fujikoshi Corp.	99,148
18,000		Nagase & Co., Ltd.	204,761
111,000		Nagoya Railroad Co., Ltd.	327,559
4,500		Nakano Corp.	9,979
66,000	L	Nankai Electric Railway Co., Ltd.	288,034
5,200		NEC Networks & System Integration Corp.	66,012
41,000		NGK Insulators Ltd.	683,099

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
20,000		Nichias Corp.	$86,991
1,900		Nichiden Corp.	57,879
6,000		Nichiha Corp.	49,077
12,000		Nichireki Co., Ltd.	49,036
15,500		Nidec Corp.	1,378,340
14		Nihon M&A Center, Inc.	47,040
1,350		Nihon Trim Co., Ltd.	30,704
13,000		Nippo Corp.	87,042
21,000		Nippon Carbon Co., Ltd.	66,521
48,300		Nippon Conveyor Co., Ltd.	42,985
9,000		Nippon Densetsu Kogyo Co., Ltd.	87,301
139,000		Nippon Express Co., Ltd.	529,631
2,400		Nippon Filcon Co., Ltd./Tokyo	12,985
2,900		Nippon Kanzai Co., Ltd.	47,232
10,000		Nippon Konpo Unyu Soko Co., Ltd.	122,034
3,300		Nippon Kucho Service Co., Ltd.	28,593
2,000		Nippon Road Co., Ltd.	4,093
5,000		Nippon Seisen Co., Ltd.	27,353
7,000		Nippon Sharyo Ltd.	34,156
94,000		Nippon Sheet Glass Co., Ltd.	205,228
9,000		Nippon Thompson Co., Ltd.	60,894
237,880		Nippon Yusen KK	975,085
17,000		Nippon Yusoki Co., Ltd.	38,609
72,000		Nishimatsu Construction Co., Ltd.	84,756
43,000		Nishi-Nippon Railroad Co., Ltd.	185,073
15,600	@	Nissei Plastic Industrial Co., Ltd.	43,414
5,600	L	Nissha Printing Co., Ltd.	127,153
19,000		Nissin Corp.	42,978
5,000		Nissin Electric Co., Ltd.	24,067
4,100		Nitta Corp.	63,163
35,000		Nitto Boseki Co., Ltd.	79,780
4,300		Nitto Kogyo Corp.	36,760
700		Nitto Kohki Co., Ltd.	18,046
8,000		Nitto Seiko Co., Ltd.	25,128
16,000		Nomura Co., Ltd.	47,016
4,000		Noritake Co., Ltd.	13,997
5,200		Noritz Corp.	97,796
64,000		NSK Ltd.	434,197
73,000		NTN Corp.	314,592
5,000		Obara Corp.	46,150
102,000		Obayashi Corp.	407,233
3,000		Obayashi Road Corp.	5,328
103,000	L	Odakyu Electric Railway Co., Ltd.	952,606
2,200		Oiles Corp.	35,535
13,000		Okamura Corp.	70,833
28,000	@	OKK Corp.	38,935
23,000	@	Okuma Corp.	127,233
35,000		Okumura Corp.	118,536
14,000		O-M Ltd.	40,089
1,700		Onoken Co., Ltd.	13,427
5,000		Organo Corp.	31,879
10,800		OSG Corp.	106,041
5,800		Oyo Corp.	46,863
58,000		Panasonic Electric Works Co. Ltd	769,178
11,800		Park24 Co., Ltd.	125,814
14,000		Pasco Corp.	32,282
71		Pasona Group, Inc.	50,032
4,600	@	Pegasus Sewing Machine Manufacturing Co., Ltd.	10,928
27,000		Penta-Ocean Construction Co., Ltd.	40,499
72		Pilot Corp.	131,167
4,800		Pronexus, Inc.	26,639
5,400	@	PS Mitsubishi Construction Co., Ltd.	13,518
5,100		Raito Kogyo Co., Ltd.	11,526
21,000	@	Rasa Industries Ltd.	14,620
3,200		Rheon Automatic Machinery Co., Ltd.	8,467
12,000	@	Ryobi Ltd.	44,576
16,000		Sakai Heavy Industries Ltd.	24,121
1,800		Sakai Moving Service Co., Ltd.	37,182
34,000	@	Sakurada Co., Ltd.	7,344
21,900	@	Sanix, Inc.	39,559
2,000		Sanki Engineering Co., Ltd.	14,612
10,000		Sanko Metal Industrial Co., Ltd.	17,995
39,000		Sankyu, Inc.	153,499
34,000		Sanwa Shutter Corp.	100,783
5,000		Sanyo Industries Ltd.	7,217
34,000		Sasebo Heavy Industries Co., Ltd.	68,580
17,000	@	Sata Construction Co., Ltd.	6,530
1,400		Sato Corp.	17,333

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
2,300		Sato Shoji Corp.	$13,522
1,000		Sawafuji Electric Co., Ltd.	1,985
34,000		Secom Co., Ltd.	1,535,626
3,000		Seibu Electric Industry Co., Ltd.	11,352
9,000		Seika Corp.	19,720
76,000	@	Seikitokyu Kogyo Co., Ltd.	41,077
18,000		Seino Holdings Co., Ltd.	109,208
2,000		Sekisui Jushi Corp.	20,246
18,000		Senko Co., Ltd.	54,794
21,000		Shibusawa Warehouse Co., Ltd.	77,090
7,300		Shibuya Kogyo Co., Ltd.	75,352
2,000		Shima Seiki Manufacturing Ltd.	41,185
115,000		Shimizu Corp.	427,099
10,000		Shin-Keisei Electric Railway Co., Ltd.	42,815
4,000		Shin-Kobe Electric Machinery Co., Ltd.	34,831
4,000		Shinmaywa Industries Ltd.	14,815
23,400		Shinnihon Corp.	62,485
27,000		Shinsho Corp.	57,910
3,200		Shinwa Co., Ltd./Nagoya	37,504
21,000		Shinwa Kaiun Kaisha Ltd.	57,186
4,100		SHO-BOND Holdings Co., Ltd.	89,497
23,000		Sinfonia Technology Co.	46,850
2,700		Sintokogio Ltd.	19,508
10,300		SMC Corp.	1,359,545
4,000		Soda Nikka Co., Ltd.	16,089
14,600		Sohgo Security Services Co., Ltd.	151,067
225,000		Sojitz Corp.	404,487
47,000	L	Sotetsu Holdings, Inc.	208,634
9,000		Subaru Enterprise Co., Ltd.	25,037
3,500		Sugimoto & Co., Ltd.	30,150
12,000		Sumikin Bussan Corp.	24,334
26,100	@	Sumiseki Holdings, Inc.	20,645
177,700		Sumitomo Corp.	2,291,466
2,300		Sumitomo Densetsu Co., Ltd.	8,814
110,200		Sumitomo Electric Industries Ltd.	1,344,002
79,700		Sumitomo Heavy Industries	411,321
23,500	@, L	Sumitomo Mitsui Construction Co., Ltd.	17,748
25,000		Sumitomo Warehouse Co., Ltd.	125,316
28,000	@	SWCC Showa Holdings Co., Ltd.	24,175
18,000		Tadano Ltd.	89,773
1,000		Taihei Dengyo Kaisha Ltd.	7,026
16,000		Taihei Kogyo Co., Ltd.	56,906
35,000		Taiheiyo Kouhatsu, Inc.	26,487
2,000		Taikisha Ltd.	32,117
166,500		Taisei Corp.	344,404
1,300		Takano Co., Ltd.	7,026
12,000		Takaoka Electric Manufacturing Co., Ltd.	41,263
5,000		Takara Printing Co., Ltd.	39,275
17,000		Takara Standard Co., Ltd.	110,182
6,200		Takasago Thermal Engineering Co., Ltd.	48,768
17,000		Takashima & Co., Ltd.	25,104
12,000	@	Takuma Co., Ltd.	27,612
1,000		Tanaka Co., Ltd./Tokyo	3,722
3,000	@	Tanseisha Co., Ltd.	6,197
2,300		Teikoku Electric Manufacturing Co., Ltd.	45,218
12,000	@	Tekken Corp.	10,070
5,900		Temp Holdings Co., Ltd.	53,783
21,700		THK Co., Ltd.	407,475
12,000		Toa Corp.	11,907
6,000		TOA Road Corp.	8,996
44,000	@	Tobishima Corp.	11,604
138,000	L	Tobu Railway Co., Ltd.	796,619
3,900		Tocalo Co., Ltd.	61,771
34,000		Toda Corp.	111,755
10,000		Toenec Corp.	55,129
2,000		Tokyo Energy & Systems, Inc.	13,845
12,000		TOKYO KEIKI INC	16,098
800		Tokyu Community Corp.	22,140
16,520		Tokyu Construction Co., Ltd.	48,023
179,000		Tokyu Corp.	791,517
18,000		Toli Corp.	28,916
11,600		Tomoe Corp.	37,573
16,000		Tonami Holdings Co., Ltd.	34,129
6,400		Toppan Forms Co., Ltd.	59,612
96,000	L	Toppan Printing Co., Ltd.	751,639
3,600		Torishima Pump Manufacturing Co., Ltd.	57,991
21,000		Toshiba Machine Co., Ltd.	72,563
1,000		Toshiba Plant Systems & Services Corp.	13,380

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
18,000		Tosho Printing Co., Ltd.	$30,241
9,000		Totetsu Kogyo Co., Ltd.	52,867
48,000		Toto Ltd.	329,246
19,500	@	Totoku Electric Co., Ltd.	18,699
64,000		Toyo Construction Co., Ltd.	30,771
7,000		Toyo Electric Manufacturing Co., Ltd.	32,917
23,000		Toyo Engineering Corp.	75,199
4,000		Toyo Logistics Co., Ltd.	8,718
1,200		Toyo Machinery & Metal Co., Ltd.	3,293
1,700		Toyo Tanso Co., Ltd.	86,931
7,000		Toyo Wharf & Warehouse Co., Ltd.	12,330
31,200		Toyota Tsusho Corp.	459,696
6,200		Trusco Nakayama Corp.	86,704
18,000		Tsubakimoto Chain Co.	74,160
15,000		Tsubakimoto Kogyo Co., Ltd.	38,634
16,000	@, L	Tsudakoma Corp.	27,468
8,000	L	Tsugami Corp.	51,510
4,000		Tsukishima Kikai Co., Ltd.	25,855
7,000		Tsurumi Manufacturing Co., Ltd.	45,196
16,000		Uchida Yoko Co., Ltd.	64,087
7,100		Ueki Corp.	9,988
2,200		Union Tool Co.	55,285
16,200		Ushio, Inc.	272,240
7,700		Utoc Corp.	20,018
116,800	@	Venture Link Co., Ltd.	8,486
55,000	@	Wakachiku Construction Co., Ltd.	26,949
3,000		Weathernews, Inc.	45,476
282		West Japan Railway Co.	1,012,629
9,000		Yahagi Construction Co., Ltd.	58,526
5,100		YAMABIKO Corp.	44,300
10,000		Yamato Corp.	38,101
66,000		Yamato Holdings Co., Ltd.	800,326
9,000		Yamazen Corp.	34,701
6,400		Yasuda Warehouse Co., Ltd.	37,421
7,000		Yondenko Corp.	28,406
27,000		Yuasa Trading Co., Ltd.	25,917
7,000		Yuken Kogyo Co., Ltd.	13,597
4,000		Yurtec Corp.	15,028
2,700		Yusen Air & Sea Service Co., Ltd.	38,467
2,400		Yushin Precision Equipment Co., Ltd.	45,392
			90,732,473
		Information Technology: 12.7%
6,200		A&D Co. Ltd	25,958
23,600	L	Advantest Corp.	470,089
1,800		Agrex, Inc.	16,604
13,000		Ai Holdings Corp.	43,571
3,000		Aichi Tokei Denki Co. Ltd	8,555
3,200		Aiphone Co., Ltd.	50,685
2,600		Alpha Systems, Inc.	51,285
31,100		Alps Electric Co., Ltd.	255,493
600		Argo Graphics, Inc.	7,047
2,400		Arisawa Manufacturing Co., Ltd.	14,966
5,000		Asahi Net, Inc.	17,184
40,700		Brother Industries Ltd.	502,475
6,700		CAC Corp.	50,340
1,400		Canon Electronics, Inc.	35,800
213,966		Canon, Inc.	9,993,505
7,800		Capcom Co., Ltd.	122,440
45,500		Citizen Watch Co., Ltd.	273,744
5,400		CMK Corp.	24,046
2,000		Computer Engineering & Consulting Ltd.	9,327
5,400		Computer Institute of Japan Ltd.	17,708
5,500		Cresco Ltd.	28,378
9,600	@	CSK Corp.	34,604
109		Cybernet Systems Co., Ltd.	31,309
67		Cybozu, Inc.	19,078
36,000	@	Dainippon Screen Manufacturing Co., Ltd.	185,722
2,300		Daito Electron Co., Ltd.	14,396
4,000		Denki Kogyo Co., Ltd.	17,743
3,200		Disco Corp.	184,291
26		Dwango Co., Ltd.	52,054
170		eAccess Ltd.	130,562
2,000		Eizo Nanao Corp.	42,243
1,200		Elematec Corp.	14,879
33,600	@, L	Elpida Memory, Inc.	386,464
3,900		Enplas Corp.	54,426
2,000		ESPEC Corp.	12,100
3,400		Excel Co., Ltd.	36,432

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
374		Faith, Inc.	$29,166
74,900	L	Fuji Photo Film Co., Ltd.	2,487,150
800		Fuji Soft, Inc.	12,327
344,000		Fujitsu Ltd.	2,420,307
200		Fukui Computer, Inc.	959
126		Future Architect, Inc.	44,545
8,700		GMO internet, Inc.	30,743
21		GMO Payment Gateway, Inc.	43,572
9		Gourmet Navigator, Inc.	11,759
9,900		Hamamatsu Photonics KK	323,131
2,300		Hioki EE Corp.	47,705
5,200		Hirose Electric Co., Ltd.	525,050
900		Hitachi Business Solution Co., Ltd.	7,971
11,800		Hitachi High-Technologies Corp.	218,138
9,000		Hitachi Kokusai Electric, Inc.	68,249
762,146		Hitachi Ltd.	3,335,986
9,000		Hochiki Corp.	45,447
28,000		Hokuriku Electric Industry Co., Ltd.	54,722
5,900		Horiba Ltd.	144,359
8,100		Hosiden Corp.	73,520
74,900	L	Hoya Corp.	1,829,163
23,100		Ibiden Co., Ltd.	588,335
3,200		Icom, Inc.	83,497
35,000	@	Ikegami Tsushinki Co., Ltd.	23,098
7,100		Ines Corp.	45,313
1,500		I-Net Corp.	8,176
6,500		Information Services International-Dentsu Ltd.	45,309
32		Internet Initiative Japan, Inc.	84,678
10,900		IT Holdings Corp.	117,904
12,700		Itfor, Inc.	40,855
2,000		Itochu Techno-Solutions Corp.	65,387
32,000	@	Iwatsu Electric Co., Ltd.	24,483
12,000		Japan Aviation Electronics Industry Ltd.	73,158
8,700		Japan Cash Machine Co., Ltd.	66,607
2,700		Japan Digital Laboratory Co.	27,048
4,000		Japan Radio Co., Ltd.	9,200
7,700		Jastec Co., Ltd.	47,993
7,300		JBCC Holdings, Inc.	44,234
8,200		JBIS Holdings, Inc.	34,847
1,200		Kaga Electronics Co., Ltd.	13,067
10		Kakaku.com, Inc.	57,966
6,600		Keyence Corp.	1,439,242
13,500		Konami Corp.	238,335
76,000		Konica Minolta Holdings, Inc.	744,919
27,700		Kyocera Corp.	2,620,488
800		Macnica, Inc.	15,690
14		Macromill, Inc.	22,489
5,400		Marubun Corp.	24,710
800		Maruwa Co., Ltd./Aichi	17,686
4,900		Maspro Denkoh Corp.	47,134
4,700		Megachips Corp.	78,862
2,800		Melco Holdings, Inc.	94,389
3,900		Mimasu Semiconductor Industry Co., Ltd.	39,261
4,100	@	Mitsui High-Tec, Inc.	23,118
10,700		Mitsumi Electric Co., Ltd.	163,968
800	@	Moritex Corp.	2,599
36,600		Murata Manufacturing Co., Ltd.	1,935,296
14,200	@	Mutoh Holdings Co., Ltd.	32,558
4,800		Nagano Keiki Co., Ltd.	36,254
422,000		NEC Corp.	1,122,125
8,200	@	NEC Electronics Corp.	70,216
1,800		NEC Fielding Ltd.	48,303
74		Net One systems Co., Ltd.	100,258
10,000		New Japan Radio Co., Ltd.	25,150
6,100		Nichicon Corp.	67,991
8,700		Nidec Copal Electronics Corp.	70,439
5,000		Nidec Sankyo Corp.	37,666
2,900		Nihon Dempa Kogyo Co., Ltd.	44,631
4,400		Nihon Unisys Ltd.	29,039
18,500		Nintendo Co., Ltd.	4,640,039
3,800		Nippon Ceramic Co., Ltd.	62,989
20,000	@	Nippon Chemi-Con Corp.	82,495
59,000		Nippon Electric Glass Co., Ltd.	806,472
800		Nippon Systemware Co., Ltd.	3,145
6,000		Nohmi Bosai Ltd.	34,628
15,600		Nomura Research Institute Ltd.	293,196
3,300		NSD CO. Ltd.	37,369
207		NTT Data Corp.	654,358

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
1,350		OBIC Business Consultants Ltd.	$72,645
1,060		Obic Co., Ltd.	200,576
1,000		Oizumi Corp.	2,692
1,000		Okaya Electric Industries Co., Ltd.	3,842
130,000	@	Oki Electric Industry Ltd.	113,903
34,500		Omron Corp.	788,764
1,200		Optex Co., Ltd.	14,503
5,200		Oracle Corp. Japan	247,944
2,000		Osaki Electric Co., Ltd.	16,250
2,400		Otsuka Corp.	159,512
400		Panasonic Electric Works Information systems Co., Ltd.	9,769
3,600	@	Pixela Corp.	10,943
99,000		Ricoh Co., Ltd.	1,402,605
5,000		Riso Kagaku Corp.	67,139
16,600		Rohm Co., Ltd.	1,028,055
3,600		Roland DG Corp.	49,687
5,100		Ryosan Co., Ltd.	127,508
6,700		Ryoyo Electro Corp.	61,098
23,000		Sanken Electric Co., Ltd.	74,230
1,700		Sanshin Electronics Co., Ltd.	14,405
7,500		Satori Electric Co., Ltd.	62,554
7,000		Saxa Holdings, Inc.	10,548
22,300		Seiko Epson Corp.	338,714
34,000		Shimadzu Corp.	261,528
9,000		Shindengen Electric Manufacturing Co., Ltd.	31,900
2,000		Shinkawa Ltd.	20,762
9,000		Shinko Electric Industries	99,731
5,500		Shinko Shoji Co., Ltd.	45,867
2,900		Siix Corp.	30,692
63		Simplex Technology, Inc.	38,287
12,000		SMK Corp.	53,903
59	@	Softbrain Co., Ltd.	3,857
30		So-net Entertainment Corp.	80,198
7,100		Soshin Electric Co., Ltd.	30,610
104	@	Sourcenext Corp.	29,646
6,700		Square Enix Co., Ltd.	150,503
3,700		Star Micronics Co., Ltd.	36,179
19,400		Sumco Corp.	303,183
4,300		Sumisho Computer Systems Corp.	65,399
700		Suzuden Corp.	4,462
49		SystemPro Co., Ltd.	35,920
8,000		Tachibana Eletech Co., Ltd.	60,854
14,000		Taiyo Yuden Co., Ltd.	168,345
9,000		Tamura Corp.	25,140
400		TDC Software Engineering, Inc.	3,592
16,600	L	TDK Corp.	927,606
63,000	@	Teac Corp.	30,266
7,200		TECMO KOEI HOLDINGS CO Ltd.	47,277
3,400	L	TKC Corp.	65,492
1,400		Tokyo Denpa Co., Ltd.	8,151
27,400		Tokyo Electron Ltd.	1,374,903
6,600		Tokyo Seimitsu Co., Ltd.	85,958
300		Tomen Devices Corp.	6,003
3,600		Tomen Electronics Corp.	43,092
5,900		Topcon Corp.	23,466
600		Tose Co., Ltd.	3,966
739,000		Toshiba Corp.	3,573,813
14,000		Toshiba Tec Corp.	51,309
900		Toukei Computer Co., Ltd.	12,383
8,100		Towa Corp.	49,304
7,000		Toyo Corp./Chuo-ku	67,966
4,200		Trans Cosmos, Inc.	34,370
13,400		Trend Micro, Inc.	401,331
3,000		UKC Holdings Corp.	29,476
5,700		Ulvac, Inc.	101,505
15,000	@	Uniden Corp.	33,860
57		Wacom Co., Ltd.	70,683
2,600		Y.A.C. Co., Ltd.	18,949
1,922		Yahoo! Japan Corp.	664,150
12,400		Yamaichi Electronics Co., Ltd.	32,297
5,900		Yamatake Corp.	147,896
37,000	L	Yaskawa Electric Corp.	298,708
35,400		Yokogawa Electric Corp.	241,248
6,700		Yokowo Co., Ltd.	39,124
			57,241,130
		Materials: 8.0%
12,000		Achilles Corp.	16,700
8,900		ADEKA Corp.	90,398

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Materials (continued)
19,000		Aichi Steel Corp.	$97,118
20,000		Air Water, Inc.	237,705
22,000		Araya Industrial Co., Ltd.	32,684
205,000		Asahi Kasei Corp.	1,131,520
28,000		Asahi Organic Chemicals Industry Co. Ltd	65,053
8,000		Chuetsu Pulp & Paper Co., Ltd.	14,267
12,000		Chugoku Marine Paints Ltd.	85,883
19,000		Chugokukogyo Co., Ltd.	19,576
4,000		Co-Op Chemical Co., Ltd.	5,036
32,000	L	Dai Nippon Toryo Co., Ltd.	32,631
43,000		Daicel Chemical Industries Ltd.	289,777
49,000		Daido Steel Co., Ltd.	238,461
7,000		Dai-Ichi Kogyo Seiyaku Co., Ltd.	18,798
25,000		Daiken Corp.	66,359
12,000	@	Daiki Aluminium Industry Co., Ltd.	30,680
4,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	18,080
57,000		Dainippon Ink & Chemicals	100,630
16,000		Daio Paper Corp.	112,153
21,000		Daiso Co., Ltd.	59,425
13,000		DC Co., Ltd.	21,004
75,000		Denki Kagaku Kogyo K K	323,157
38,000		Dowa Holdings Co., Ltd.	226,284
2,200		Earth Chemical Co., Ltd.	72,459
400		Ebara-Udylite Co., Ltd.	7,407
1,800		FP Corp.	97,736
5,100		Fuji Seal International, Inc.	106,050
9,000		Fujikura Kasei Co., Ltd.	56,073
1,400		Fujimi, Inc.	21,625
2,700		Fujimori Kogyo Co., Ltd.	37,148
20,000		Furukawa-Sky Aluminum Corp.	55,853
36,000		Godo Steel Ltd.	76,944
21,000		Gun-Ei Chemical Industry Co., Ltd.	55,649
3,500		Hakudo Co., Ltd.	34,860
4,000		Harima Chemicals, Inc.	20,679
16,200		Hitachi Chemical Co., Ltd.	302,837
20,000		Hitachi Metals Ltd.	235,627
18,000		Hodogaya Chemical Co., Ltd.	56,521
24,000		Hokkan Holdings Ltd.	61,784
25,000		Hokuetsu Kishu Paper Co., Ltd.	120,172
4,000		Ihara Chemical Industry Co., Ltd.	11,932
49,000	@	Ishihara Sangyo Kaisha Ltd.	34,079
2,300		Japan Carlit Co., Ltd.	11,287
73,800		JFE Holdings, Inc.	2,257,851
5,800		JSP Corp.	65,815
30,200		JSR Corp.	515,259
47,000		Kaneka Corp.	282,706
33,000		Kansai Paint Co., Ltd.	281,089
5,000		Kanto Denka Kogyo Co., Ltd.	34,207
4,000		Koatsu Gas Kogyo Co., Ltd.	23,691
481,000		Kobe Steel Ltd.	1,128,405
1,900		Kohsoku Corp.	16,886
4,300		Konishi Co., Ltd.	52,010
28,000		Krosaki Harima Corp.	106,824
4,000		Kumiai Chemical Industry Co., Ltd.	12,922
48,100		Kuraray Co., Ltd.	608,704
22,000		Kureha Corp	115,633
30,000	@	Kurimoto Ltd.	37,020
3,300		Kyoei Steel Ltd.	43,952
5,200		Lintec Corp.	114,633
11,800		Maruichi Steel Tube Ltd.	226,412
6,000		MEC Co., Ltd./Japan	29,705
220,100	L	Mitsubishi Chemical Holdings Corp.	1,119,096
57,000		Mitsubishi Gas Chemical Co., Inc.	331,556
195,520		Mitsubishi Materials Corp.	562,198
86,000		Mitsubishi Paper Mills Ltd.	90,874
18,000		Mitsubishi Steel Manufacturing Co., Ltd.	37,079
117,000	L	Mitsui Chemicals, Inc.	315,906
104,000		Mitsui Mining & Smelting Co., Ltd.	298,055
16,000		Nakayama Steel Works Ltd.	22,657
8,200		Neturen Co., Ltd.	62,961
4,000		Nihon Nohyaku Co., Ltd.	23,024
7,000		Nihon Parkerizing Co., Ltd.	91,324
20,000		Nihon Yamamura Glass Co., Ltd.	51,638
24,000	@	Nippon Carbide Industries Co., Inc.	67,663
23,000		Nippon Chemical Industrial Co., Ltd.	53,618
3,000		Nippon Chutetsukan KK	4,250
29,500		Nippon Coke & Engineering Co. Ltd	43,406
10,000		Nippon Concrete Industries Co., Ltd.	15,217

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Materials (continued)
12,000		Nippon Denko Co., Ltd.	$94,728
5,100		Nippon Fine Chemical Co., Ltd.	33,403
4,000		Nippon Kasei Chemical Co., Ltd.	7,438
25,000		Nippon Kayaku Co., Ltd.	243,997
27,000		Nippon Kinzoku Co., Ltd.	40,720
21,000		Nippon Koshuha Steel Co., Ltd.	22,866
51,000	@	Nippon Light Metal Co., Ltd.	95,469
36,000		Nippon Metal Industry Co., Ltd.	47,509
35,000		Nippon Paint Co., Ltd.	236,362
17,129		Nippon Paper Group, Inc.	429,216
14,000		Nippon Pillar Packing Co., Ltd.	69,997
20,000		Nippon Shokubai Co., Ltd.	174,094
16,000		Nippon Soda Co., Ltd.	65,658
940,000		Nippon Steel Corp.	3,200,757
12,000		Nippon Synthetic Chemical Industry Co., Ltd.	71,811
14,000		Nippon Valqua Industries Ltd.	40,513
20,000		Nippon Yakin Kogyo Co., Ltd.	61,420
24,300		Nissan Chemical Industries Ltd.	274,716
142,000		Nisshin Steel Co., Ltd.	253,554
8,000		Nittetsu Mining Co., Ltd.	28,602
29,100		Nitto Denko Corp.	1,140,187
13,000		NOF Corp.	57,228
3,300		Ohara, Inc.	46,310
149,000	L	OJI Paper Co., Ltd.	659,841
4,000		Okabe Co., Ltd.	16,556
23,000		Okamoto Industries, Inc.	97,635
12,000	@	Okura Industrial Co., Ltd.	32,243
4,300		Osaka Steel Co., Ltd.	65,872
21,000		Pacific Metals Co., Ltd.	171,730
3,500		Pack Corp.	66,175
25,000		Rengo Co., Ltd.	161,394
4,000		Sakata INX Corp.	17,975
13,000		Sanyo Chemical Industries Ltd.	101,595
21,000		Sanyo Special Steel Co., Ltd.	103,483
4,000		Sekisui Plastics Co., Ltd.	17,687
5,000		Shinagawa Refractories Co., Ltd.	11,553
56,600		Shin-Etsu Chemical Co., Ltd.	2,761,920
7,200		Shin-Etsu Polymer Co., Ltd.	40,691
216,000		Showa Denko KK	414,859
4,300		ST Corp.	51,357
1,300		Stella Chemifa Corp.	45,290
34,000		Sumitomo Bakelite Co., Ltd.	171,755
232,000		Sumitomo Chemical Co., Ltd.	1,018,467
56,000	@	Sumitomo Light Metal Industries Ltd.	62,325
624,000		Sumitomo Metal Industries Ltd.	1,577,333
87,000		Sumitomo Metal Mining Co., Ltd.	1,331,277
65,000		Sumitomo Osaka Cement Co., Ltd.	111,657
8,400		Sumitomo Pipe & Tube Co., Ltd.	45,681
12,000		Sumitomo Seika Chemicals Co., Ltd.	48,913
3,600		Sumitomo Titanium Corp.	168,990
4,500		T Hasegawa Co., Ltd.	79,754
165,000		Taiheiyo Cement Corp.	193,853
2,600		Taisei Lamick Co., Ltd.	66,069
54,000	L	Taiyo Nippon Sanso Corp.	459,909
14,000		Takasago International Corp.	67,281
19,000		Takiron Co., Ltd.	63,125
16,000		Tayca Corp.	53,264
135,000		Teijin Ltd.	446,584
4,800		Tenma Corp.	49,289
18,000	@	Titan Kogyo KK	49,443
16,000		Toagosei Co., Ltd.	67,698
4,000		Toda Kogyo Corp.	37,887
6,400		Toho Titanium Co., Ltd.	176,755
20,000		Toho Zinc Co., Ltd.	80,555
21,000	@	Tohpe Corp.	18,627
33,000		Tokai Carbon Co., Ltd.	206,429
38,000		Tokushu Tokai Holdings Co., Ltd.	93,592
52,000		Tokuyama Corp.	264,439
5,700		Tokyo Ohka Kogyo Co., Ltd.	101,713
25,000		Tokyo Rope Manufacturing Co., Ltd.	59,298
12,900		Tokyo Steel Manufacturing Co., Ltd.	152,104
12,000		Tokyo Tekko Co., Ltd.	25,484
20,000		Tomoegawa Co., Ltd.	46,006
23,000		Tomoku Co., Ltd.	57,181
32,000		Topy Industries Ltd.	70,748
221,000	L	Toray Industries, Inc.	1,231,782
78,000		Tosoh Corp.	210,615
27,000		Toyo Ink Manufacturing Co., Ltd.	106,129

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Materials (continued)
4,000		Toyo Kohan Co., Ltd.		$20,320
27,800		Toyo Seikan Kaisha Ltd.		500,045
4,000		TYK Corp.		10,403
168,000		Ube Industries Ltd.		372,699
17,000		Wood One Co., Ltd.		66,334
7,000		Yamato Kogyo Co., Ltd.		169,771
18,000		Yodogawa Steel Works Ltd.		74,082
4,800		Yushiro Chemical Industry Co., Ltd.		62,670
32,000		Zeon Corp.		265,686
				36,142,779
		Telecommunication Services: 4.0%
1,167	@	Invoice, Inc.		15,433
536		KDDI Corp.		2,562,436
136,400	L	Nippon Telegraph & Telephone Corp.		5,974,628
2,873	L	NTT DoCoMo, Inc.		4,798,331
140,800	L	Softbank Corp.		4,607,045
				17,957,873
		Utilities: 5.0%
109,900	L	Chubu Electric Power Co., Inc.		2,718,256
48,000	L	Chugoku Electric Power Co., Inc.		947,594
24,000		Electric Power Development Co.		722,328
29,300	L	Hokkaido Electric Power Co., Inc.		583,713
17,000		Hokkaido Gas Co., Ltd.		50,097
34,100		Hokuriku Electric Power Co.		778,704
137,200	L	Kansai Electric Power Co., Inc.		3,332,633
70,500		Kyushu Electric Power Co., Inc.		1,610,127
1,600		Okinawa Electric Power Co., Inc.		74,519
348,000	L	Osaka Gas Co., Ltd.		1,255,095
32,000		Saibu Gas Co., Ltd.		93,136
33,400	L	Shikoku Electric Power Co.		959,255
6,500		Shizuoka Gas Co., Ltd.		37,909
77,000		Toho Gas Co., Ltd.		381,276
83,100	L	Tohoku Electric Power Co., Inc.		1,839,645
12,000		Tokai Corp.		56,866
208,300		Tokyo Electric Power Co., Inc.		5,087,644
421,000		Tokyo Gas Co., Ltd.		1,914,704
				22,443,501
		Total Common Stock
		(Cost $425,540,344)		436,916,759
SHORT-TERM INVESTMENTS: 17.6%
		Securities Lending Collateral(cc): 17.6%
79,193,285		BNY Mellon Overnight Government Fund (1)		79,193,285
		Total Short-Term Investments
		(Cost $79,193,285)		79,193,285
		Total Investments in Securities
		(Cost $504,733,629)*	114.6%	$516,110,044
		Other Assets and Liabilities - Net	(14.6)	(65,599,963)
		Net Assets	100.0%	$450,510,081

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $506,486,460.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,630,453
		Gross Unrealized Depreciation		(24,006,869)
		Net Unrealized Appreciation		$9,623,584

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$84,350,770	$—	$—	$84,350,770
Consumer Staples	27,820,115	—	—	27,820,115
Energy	5,174,359	—	—	5,174,359
Financials	70,928,954	—	—	70,928,954
Health Care	24,124,805	—	—	24,124,805
Industrials	90,701,647	30,826	—	90,732,473
Information Technology	57,241,130	—	—	57,241,130
Materials	36,142,779	—	—	36,142,779
Telecommunication Services	17,957,873	—	—	17,957,873
Utilities	22,443,501	—	—	22,443,501
Total Common Stock	436,885,933	30,826	—	436,916,759
Short-Term Investments	79,193,285	—	—	79,193,285
Total Investments, at value	$516,079,218	$30,826	$—	$516,110,044
Other Financial Instruments+:
Forward foreign currency contracts	—	898,971	—	898,971
Futures	79,996	—	—	79,996
Total Assets	$516,159,214	$929,797	$—	$517,089,011

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(692,163)	$—	$(692,163)
Total Liabilities	$—	$(692,163)	$—	$(692,163)

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 480,000,000	BUY	10/29/10	$5,685,217	$5,751,346	$66,129
Japanese Yen
JPY 1,600,000,000	BUY	10/29/10	18,343,323	19,171,152	827,829
Japanese Yen
JPY 350,000,000	BUY	10/29/10	4,188,677	4,193,690	5,013
					$898,971
Japanese Yen
JPY 300,000,000	SELL	10/29/10	$3,549,246	$3,594,591	$(45,345)
Japanese Yen
JPY 50,000,000	SELL	10/29/10	587,522	599,098	(11,576)
Japanese Yen
JPY 50,000,000	SELL	10/29/10	586,404	599,098	(12,694)
Japanese Yen
JPY 1,450,000,000	SELL	10/29/10	16,782,349	17,373,856	(591,507)
Japanese Yen
JPY 40,000,000	SELL	10/29/10	474,708	479,279	(4,571)
Japanese Yen
JPY 100,000,000	SELL	10/29/10	1,171,727	1,198,197	(26,470)
					$(692,163)

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Japan TOPIX Index Portfolio Open Futures Contracts on September 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	178	12/09/10	$17,623,023	$79,996
			$17,623,023	$79,996

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Equity contracts	$79,996
Foreign exchange contracts	206,808
Total	$286,804

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Consumer Discretionary: 12.5%
29,071	@	Amazon.com, Inc.	$4,565,891
29,210		Best Buy Co., Inc.	1,192,644
13,860		Carnival Corp.	529,591
73,620	@	DirecTV	3,064,801
276,500	@	Ford Motor Co.	3,384,360
34,630		Gap, Inc.	645,503
140,430		Home Depot, Inc.	4,448,822
52,550		Johnson Controls, Inc.	1,602,775
19,280	@	Kohl’s Corp.	1,015,670
26,800	@	Las Vegas Sands Corp.	933,980
91,200		Lowe’s Cos., Inc.	2,032,848
89,180		McDonald’s Corp.	6,644,802
40,500		News Corp. - Class A	528,930
29,830		Nike, Inc.	2,390,576
21,000		Omnicom Group	829,080
61,890		Staples, Inc.	1,294,739
61,774		Starbucks Corp.	1,580,179
60,980		Target Corp.	3,258,771
10,300		Thomson Reuters Corp.	386,559
19,900		Time Warner, Inc.	609,935
34,600		TJX Cos., Inc.	1,544,198
10,100		Viacom - Class B	365,519
38,710		Yum! Brands, Inc.	1,782,983
			44,633,156
		Consumer Staples: 11.8%
100,730		Altria Group, Inc.	2,419,535
130,330		Coca-Cola Co.	7,626,912
34,040		Colgate-Palmolive Co.	2,616,314
36,550		Costco Wholesale Corp.	2,357,110
12,770		CVS Caremark Corp.	401,872
33,420	S	General Mills, Inc.	1,221,167
19,480		Kellogg Co.	983,935
27,240		Kimberly-Clark Corp.	1,771,962
3,130		Kroger Co.	67,796
76,880	S	PepsiCo, Inc.	5,107,907
129,280		Philip Morris International, Inc.	7,242,266
14,640		Procter & Gamble Co.	877,961
50,100		Sysco Corp.	1,428,852
74,000		Walgreen Co.	2,479,000
102,170		Wal-Mart Stores, Inc.	5,468,138
			42,070,727
		Energy: 11.6%
10,000		Baker Hughes, Inc.	426,000
9,000		Chevron Corp.	729,450
47,200		ConocoPhillips	2,710,696
21,000		EOG Resources, Inc.	1,952,370
389,210	S	ExxonMobil Corp.	24,049,280
75,000		Halliburton Co.	2,480,250
16,100		Marathon Oil Corp.	532,910
14,000		Occidental Petroleum Corp.	1,096,200
100,250		Schlumberger Ltd.	6,176,403
29,327	@	Southwestern Energy Co.	980,695
20,400		Williams Cos., Inc.	389,844
			41,524,098
		Financials: 3.0%
4,400		ACE Ltd.	256,300
36,790		Aflac, Inc.	1,902,411
86,954		American Express Co.	3,654,677
1,020	S	Blackrock, Inc.	173,655
83,840		Charles Schwab Corp.	1,165,376
12,600		Franklin Resources, Inc.	1,346,940
15,600		Metlife, Inc.	599,820
37,680		Morgan Stanley	929,942
8,220		Northern Trust Corp.	396,533
4,900		Travelers Cos., Inc.	255,290
			10,680,944
		Health Care: 9.1%
115,370		Abbott Laboratories	6,026,929
5,900		Alcon, Inc.	984,061
25,149		Allergan, Inc.	1,673,163
41,250		Baxter International, Inc.	1,968,038
19,800		Becton Dickinson & Co.	1,467,180
10,600		Cardinal Health, Inc.	350,224
38,120	@	Celgene Corp.	2,196,093
41,600		Covidien PLC	1,671,904
19,790		Eli Lilly & Co.	722,929

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
45,440	@	Express Scripts, Inc.	$2,212,928
17,230	@	Genzyme Corp.	1,219,712
70,880	@, L	Gilead Sciences, Inc.	2,524,037
34,220		Johnson & Johnson	2,120,271
9,970		McKesson Corp.	615,947
37,240	@	Medco Health Solutions, Inc.	1,938,714
70,190	S	Medtronic, Inc.	2,356,980
27,680	@	St. Jude Medical, Inc.	1,088,931
26,710		Stryker Corp.	1,336,836
			32,474,877
		Industrials: 12.2%
59,160		3M Co.	5,129,764
51,010	S	Boeing Co.	3,394,205
52,030		Caterpillar, Inc.	4,093,720
40,800		Danaher Corp.	1,656,888
33,260		Deere & Co.	2,320,883
62,480		Emerson Electric Co.	3,290,197
17,200		FedEx Corp.	1,470,600
205,300	S	General Electric Co.	3,336,125
63,500		Honeywell International, Inc.	2,790,190
36,600		Illinois Tool Works, Inc.	1,720,932
20,520		Lockheed Martin Corp.	1,462,666
30,920		Paccar, Inc.	1,488,798
11,800		Precision Castparts Corp.	1,502,730
6,300		Tyco International Ltd.	231,399
5,340		Union Pacific Corp.	436,812
59,270	S	United Parcel Service, Inc. - Class B	3,952,716
70,660	S	United Technologies Corp.	5,033,112
			43,311,737
		Information Technology: 33.8%
50,700		Accenture PLC	2,154,243
11,950		Activision Blizzard, Inc.	129,299
44,610	@	Adobe Systems, Inc.	1,166,552
75,575	@	Apple, Inc.	21,444,406
113,900		Applied Materials, Inc.	1,330,352
41,780		Automatic Data Processing, Inc.	1,756,013
42,120		Broadcom Corp.	1,490,627
473,523	@	Cisco Systems, Inc.	10,370,154
24,800	@	Cognizant Technology Solutions Corp.	1,598,856
16,520		Corning, Inc.	301,986
141,180	@	Dell, Inc.	1,829,693
37,061	@	eBay, Inc.	904,288
170,420	@	EMC Corp.	3,461,230
20,227	@	Google, Inc. - Class A	10,635,154
194,530		Hewlett-Packard Co.	8,183,877
315,590		Intel Corp.	6,068,796
106,300		International Business Machines Corp.	14,259,082
44,610	@, S	Juniper Networks, Inc.	1,353,914
8,015		Mastercard, Inc.	1,795,360
424,800		Microsoft Corp.	10,403,352
315,880		Oracle Corp.	8,481,378
136,057		Qualcomm, Inc.	6,138,892
6,350	@	Symantec Corp.	96,330
46,890		Texas Instruments, Inc.	1,272,595
38,675		Visa, Inc.	2,872,006
6,261	@	VMware, Inc.	531,809
49,564	@	Yahoo!, Inc.	702,322
			120,732,566
		Materials: 4.2%
18,040		Air Products & Chemicals, Inc.	1,494,073
12,550		Alcoa, Inc.	151,981
26,540	S	EI Du Pont de Nemours & Co.	1,184,215
38,690		Freeport-McMoRan Copper & Gold, Inc.	3,303,739
45,285		Monsanto Co.	2,170,510
13,390		Mosaic Co.	786,796
39,460		Newmont Mining Corp.	2,478,483
11,500		Nucor Corp.	439,300
25,350		Praxair, Inc.	2,288,091
14,380		Southern Copper Corp.	505,026
			14,802,214
		Telecommunication Services: 0.5%
34,220	@, L	American Tower Corp.	1,754,117
			1,754,117
		Total Common Stock
		(Cost $294,154,906)	351,984,436
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Financials: 0.7%
10,800	L	Public Storage, Inc.	1,048,032
16,806		Simon Property Group, Inc.	1,558,588

		Total Real Estate Investment Trusts
		(Cost $2,096,803)	2,606,620

		Total Long-Term Investments
		(Cost $296,251,709)	354,591,056

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.5%
1,949,000		ING Institutional Prime Money Market Fund - Class I		$1,949,000
		Total Mutual Fund
		(Cost $1,949,000)		1,949,000

		Securities Lending Collateral(cc): 0.3%
1,230,638	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		984,510
		Total Securities Lending Collateral
		(Cost $1,230,638)		984,510
		Total Short-Term Investments
		(Cost $3,179,638)		2,933,510
		Total Investments in Securities
		(Cost $299,431,347)*	100.2%	$357,524,566
		Other Assets and Liabilities - Net	(0.2)	(713,849)
		Net Assets	100.0%	$356,810,717

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $299,514,752.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$64,564,477
		Gross Unrealized Depreciation		(6,554,663)
		Net Unrealized Appreciation		$58,009,814

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$351,984,436	$—	$—	$351,984,436
Real Estate Investment Trusts	2,606,620	—	—	2,606,620
Short-Term Investments	1,949,000	—	984,510	2,933,510
Total Investments, at value	$356,540,056	$—	$984,510	$357,524,566
Other Financial Instruments+:
Futures	177,649	—	—	177,649
Total Assets	$356,717,705	$—	$984,510	$357,702,215

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510
Total Investments, at value	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P 500 E-Mini	47	12/17/10	$2,671,245	$177,649
			$2,671,245	$177,649

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.0%
		Consumer Discretionary: 8.9%
30,600	@	Amazon.com, Inc.	$4,806,036
30,150		Best Buy Co., Inc.	1,231,025
38,300		Carnival Corp.	1,463,443
246,250	S	Comcast Corp. – Class A	4,452,200
77,657	@	DirecTV	3,232,861
292,000	@	Ford Motor Co.	3,574,080
40,200		Gap, Inc.	749,328
148,200		Home Depot, Inc.	4,694,976
58,900	S	Johnson Controls, Inc.	1,796,450
26,800	@	Kohl’s Corp.	1,411,824
27,700	@, L	Las Vegas Sands Corp.	965,345
126,350		Lowe’s Cos., Inc.	2,816,342
94,100		McDonald’s Corp.	7,011,391
200,050		News Corp. - Class A	2,612,653
31,500		Nike, Inc.	2,524,410
26,850	S	Omnicom Group	1,060,038
63,850		Staples, Inc.	1,335,742
65,300		Starbucks Corp.	1,670,374
64,500		Target Corp.	3,446,880
32,700		Thomson Reuters Corp.	1,227,231
30,993		Time Warner Cable, Inc.	1,673,312
99,783		Time Warner, Inc.	3,058,349
35,700		TJX Cos., Inc.	1,593,291
53,150		Viacom - Class B	1,923,499
171,400		Walt Disney Co.	5,675,054
40,900		Yum! Brands, Inc.	1,883,854
			67,889,988
		Consumer Staples: 11.3%
182,350		Altria Group, Inc.	4,380,047
56,250		Archer-Daniels-Midland Co.	1,795,500
184,350	S	Coca-Cola Co.	10,788,162
42,950		Colgate-Palmolive Co.	3,301,137
38,550		Costco Wholesale Corp.	2,486,090
119,150		CVS Caremark Corp.	3,749,651
58,100		General Mills, Inc.	2,122,974
22,600		Kellogg Co.	1,141,526
36,200		Kimberly-Clark Corp.	2,354,810
140,450		Kraft Foods, Inc.	4,334,287
56,450		Kroger Co.	1,222,707
141,200		PepsiCo, Inc.	9,381,328
162,200		Philip Morris International, Inc.	9,086,444
252,132		Procter & Gamble Co.	15,120,356
14,650	S	Reynolds American, Inc.	870,064
51,850		Sysco Corp.	1,478,762
85,650		Walgreen Co.	2,869,275
178,650	S	Wal-Mart Stores, Inc.	9,561,348
			86,044,468
		Energy: 11.2%
43,300		Anadarko Petroleum Corp.	2,470,265
30,950		Apache Corp.	3,025,672
37,500		Baker Hughes, Inc.	1,597,500
56,900		Chesapeake Energy Corp.	1,288,785
175,894	S	Chevron Corp.	14,256,209
130,300		ConocoPhillips	7,483,129
39,100		Devon Energy Corp.	2,531,334
22,150		EOG Resources, Inc.	2,059,286
446,103	S	ExxonMobil Corp.	27,564,704
79,250		Halliburton Co.	2,620,798
25,550	S	Hess Corp.	1,510,516
62,150		Marathon Oil Corp.	2,057,165
36,650		National Oilwell Varco, Inc.	1,629,826
71,150		Occidental Petroleum Corp.	5,571,045
116,750		Schlumberger Ltd.	7,192,968
30,300	@	Southwestern Energy Co.	1,013,232
51,100		Williams Cos., Inc.	976,521
			84,848,955
		Financials: 13.5%
29,700		ACE Ltd.	1,730,025
41,100		Aflac, Inc.	2,125,281
47,100		Allstate Corp.	1,486,005
91,800		American Express Co.	3,858,354
878,343	S	Bank of America Corp.	11,515,077
106,150		Bank of New York Mellon Corp.	2,773,700
60,600		BB&T Corp.	1,459,248
151,400	@	Berkshire Hathaway, Inc.	12,517,752
3,050	S	Blackrock, Inc.	519,263

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
40,000		Capital One Financial Corp.	$1,582,000
86,600		Charles Schwab Corp.	1,203,740
28,650		Chubb Corp.	1,632,764
1,851,950	@, S	Citigroup, Inc.	7,222,605
5,800		CME Group, Inc.	1,510,610
13,050		Franklin Resources, Inc.	1,395,045
45,000		Goldman Sachs Group, Inc.	6,506,100
348,285		J.P. Morgan Chase & Co.	13,259,210
27,567		Loews Corp.	1,044,789
55,000		Metlife, Inc.	2,114,750
122,350		Morgan Stanley	3,019,598
21,100		Northern Trust Corp.	1,017,864
46,050		PNC Financial Services Group, Inc.	2,390,456
40,650		Prudential Financial, Inc.	2,202,417
43,850		State Street Corp.	1,651,391
43,400		Travelers Cos., Inc.	2,261,140
167,900		US Bancorp.	3,629,998
426,071		Wells Fargo & Co.	10,707,164
			102,336,346
		Health Care: 12.5%
135,100		Abbott Laboratories	7,057,624
37,150		Aetna, Inc.	1,174,312
6,100		Alcon, Inc.	1,017,419
26,600		Allergan, Inc.	1,769,698
83,900	@	Amgen, Inc.	4,623,729
52,300		Baxter International, Inc.	2,495,233
20,400		Becton Dickinson & Co.	1,511,640
23,400	@	Biogen Idec, Inc.	1,313,208
150,600		Bristol-Myers Squibb Co.	4,082,766
31,650		Cardinal Health, Inc.	1,045,716
40,350	@	Celgene Corp.	2,324,564
43,900		Covidien PLC	1,764,341
89,100		Eli Lilly & Co.	3,254,823
48,000	@	Express Scripts, Inc.	2,337,600
23,350	@	Genzyme Corp.	1,652,947
75,800	@, L	Gilead Sciences, Inc.	2,699,238
241,500		Johnson & Johnson	14,963,340
23,750		McKesson Corp.	1,467,275
40,050	@	Medco Health Solutions, Inc.	2,085,003
96,500		Medtronic, Inc.	3,240,470
272,985		Merck & Co., Inc.	10,048,578
706,139		Pfizer, Inc.	12,124,407
28,600	@	St. Jude Medical, Inc.	1,125,124
27,650		Stryker Corp.	1,383,883
35,900	@	Thermo Fisher Scientific, Inc.	1,718,892
99,450		UnitedHealth Group, Inc.	3,491,690
37,400	@	WellPoint, Inc.	2,118,336
17,750	@	Zimmer Holdings, Inc.	928,858
			94,820,714
		Industrials: 9.9%
62,400		3M Co.	5,410,704
66,500		Boeing Co.	4,424,910
54,950		Caterpillar, Inc.	4,323,466
34,150		CSX Corp.	1,889,178
46,600		Danaher Corp.	1,892,426
37,200		Deere & Co.	2,595,816
66,000		Emerson Electric Co.	3,475,560
27,450		FedEx Corp.	2,346,975
30,250		General Dynamics Corp.	1,900,003
934,650		General Electric Co.	15,188,045
67,100		Honeywell International, Inc.	2,948,374
38,550		Illinois Tool Works, Inc.	1,812,621
27,050		Lockheed Martin Corp.	1,928,124
32,400		Norfolk Southern Corp.	1,928,124
26,350		Northrop Grumman Corp.	1,597,601
31,950		Paccar, Inc.	1,538,393
12,400		Precision Castparts Corp.	1,579,140
33,350		Raytheon Co.	1,524,429
44,700		Tyco International Ltd.	1,641,831
44,250		Union Pacific Corp.	3,619,650
62,450		United Parcel Service, Inc. - Class B	4,164,791
81,600		United Technologies Corp.	5,812,368
42,300		Waste Management, Inc.	1,511,802
			75,054,331
		Information Technology: 19.1%
53,500		Accenture PLC	2,273,215
45,300		Activision Blizzard, Inc.	490,146
46,150	@	Adobe Systems, Inc.	1,206,823
79,700	@	Apple, Inc.	22,614,875
117,600		Applied Materials, Inc.	1,373,568
44,000		Automatic Data Processing, Inc.	1,849,320
43,400		Broadcom Corp.	1,535,926
500,000	@	Cisco Systems, Inc.	10,950,000

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
26,200	@	Cognizant Technology Solutions Corp.		$1,689,114
136,550		Corning, Inc.		2,496,134
148,900	@	Dell, Inc.		1,929,744
100,700	@	eBay, Inc.		2,457,080
180,050	@	EMC Corp.		3,656,816
21,400	@	Google, Inc. - Class A		11,251,906
205,300		Hewlett-Packard Co.		8,636,971
487,100		Intel Corp.		9,366,933
112,250		International Business Machines Corp.		15,057,215
46,100	@	Juniper Networks, Inc.		1,399,135
8,450		Mastercard, Inc.		1,892,800
670,580		Microsoft Corp.		16,422,504
203,400	@	Motorola, Inc.		1,735,002
333,545		Oracle Corp.		8,955,683
143,700		Qualcomm, Inc.		6,483,744
69,900	@	Symantec Corp.		1,060,383
107,000		Texas Instruments, Inc.		2,903,980
40,950		Visa, Inc.		3,040,947
6,400	@, S	VMware, Inc.		543,616
121,250	@	Yahoo!, Inc.		1,718,113
				144,991,693
		Materials: 2.9%
18,600		Air Products & Chemicals, Inc.		1,540,452
89,450		Alcoa, Inc.		1,083,240
101,200		Dow Chemical Co.		2,778,952
79,350		EI Du Pont de Nemours & Co.		3,540,597
39,850		Freeport-McMoRan Copper & Gold, Inc.		3,402,792
47,800		Monsanto Co.		2,291,054
13,800		Mosaic Co.		810,888
41,650		Newmont Mining Corp.		2,616,037
27,600		Nucor Corp.		1,054,320
26,700		Praxair, Inc.		2,409,942
14,800		Southern Copper Corp.		519,776
				22,048,050
		Telecommunication Services: 3.4%
35,300	@	American Tower Corp.		1,809,478
517,300		AT&T, Inc.		14,794,780
257,787	@, S	Sprint Nextel Corp.		1,193,554
247,550		Verizon Communications, Inc.		8,067,655
				25,865,467
		Utilities: 2.3%
41,900		American Electric Power Co., Inc.		1,518,037
52,250		Dominion Resources, Inc.		2,281,235
114,950		Duke Energy Corp.		2,035,765
16,600	S	Entergy Corp.		1,270,398
57,800		Exelon Corp.		2,461,124
36,350		NextEra Energy, Inc.		1,977,077
32,600		Pacific Gas & Electric Co.		1,480,692
44,250		Public Service Enterprise Group, Inc.		1,463,790
72,250		Southern Co.		2,690,590
				17,178,708
		Total Common Stock
		(Cost $565,676,109)		721,078,720
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Financials: 0.5%
12,300		Public Storage, Inc.		1,193,592
25,562		Simon Property Group, Inc.		2,370,620

		Total Real Estate Investment Trusts
		(Cost $2,566,408)		3,564,212

		Total Long-Term Investments
		(Cost $568,242,517)		724,642,932
SHORT-TERM INVESTMENTS: 4.3%
		Affiliated Mutual Fund: 4.2%
31,630,000		ING Institutional Prime Money Market Fund - Class I		31,630,000

		Total Mutual Fund
		(Cost $31,630,000)		31,630,000

		Securities Lending Collateral(cc): 0.1%
648,042		BNY Mellon Overnight Government Fund (1)		648,042
522,936	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		418,349
		Total Securities Lending Collateral
		(Cost $1,170,978)		1,066,391
		Total Short-Term Investments
		(Cost $32,800,978)		32,696,391
		Total Investments in Securities
		(Cost $601,043,495)*	99.8%	$757,339,323
		Other Assets and Liabilities - Net	0.2	1,856,150
		Net Assets	100.0%	$759,195,473

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
*	Cost for federal income tax purposes is $636,241,799.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$161,735,896
	Gross Unrealized Depreciation	(40,638,372)
	Net Unrealized Appreciation	$121,097,524

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$721,078,720	$—	$—	$721,078,720
Real Estate Investment Trusts	3,564,212	—	—	3,564,212
Short-Term Investments	32,278,042	—	418,349	32,696,391
Total Investments, at value	$756,920,974	$—	$418,349	$757,339,323
Other Financial Instruments+:
Futures	1,554,929	—	—	1,554,929
Total Assets	$758,475,903	$—	$418,349	$758,894,252

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349
Total Investments, at value	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Russell™ Large Cap Index Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P 500 E-Mini	601	12/17/10	$34,157,835	$1,554,929
			$34,157,835	$1,554,929

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Consumer Discretionary: 5.9%
5,500		Carnival Corp.	$210,155
56,750	S	Comcast Corp. – Class A	1,026,040
1,000		Gap, Inc.	18,640
835	S	Johnson Controls, Inc.	25,468
1,650	@, S	Kohl’s Corp.	86,922
7,000		Lowe’s Cos., Inc.	156,030
36,500		News Corp. - Class A	476,690
1,200		Omnicom Group	47,376
5,100		Thomson Reuters Corp.	191,403
7,226		Time Warner Cable, Inc.	390,132
18,248		Time Warner, Inc.	559,301
9,800		Viacom - Class B	354,662
39,505		Walt Disney Co.	1,308,011
			4,850,830
		Consumer Staples: 11.7%
17,600		Altria Group, Inc.	422,752
12,950		Archer-Daniels-Midland Co.	413,364
10,795		Coca-Cola Co.	631,723
1,600		Colgate-Palmolive Co.	122,976
24,335		CVS Caremark Corp.	765,822
5,460		General Mills, Inc.	199,508
600		Kellogg Co.	30,306
1,750	S	Kimberly-Clark Corp.	113,838
32,400		Kraft Foods, Inc.	999,864
12,300		Kroger Co.	266,418
13,800		PepsiCo, Inc.	916,872
5,900		Philip Morris International, Inc.	330,518
54,585		Procter & Gamble Co.	3,273,462
3,350		Reynolds American, Inc.	198,957
1,800		Walgreen Co.	60,300
16,300		Wal-Mart Stores, Inc.	872,376
			9,619,056
		Energy: 11.6%
9,985		Anadarko Petroleum Corp.	569,644
7,260		Apache Corp.	709,738
6,300		Baker Hughes, Inc.	268,380
13,050		Chesapeake Energy Corp.	295,583
38,285		Chevron Corp.	3,102,999
18,500	S	ConocoPhillips	1,062,455
9,010		Devon Energy Corp.	583,307
8,318		ExxonMobil Corp.	513,969
5,890		Hess Corp.	348,217
10,450		Marathon Oil Corp.	345,895
8,400		National Oilwell Varco, Inc.	373,548
13,030		Occidental Petroleum Corp.	1,020,249
3,300		Schlumberger Ltd.	203,313
6,920		Williams Cos., Inc.	132,241
			9,529,538
		Financials: 25.5%
5,800		ACE Ltd.	337,850
500		Aflac, Inc.	25,855
10,900		Allstate Corp.	343,895
202,293		Bank of America Corp.	2,652,061
24,400		Bank of New York Mellon Corp.	637,572
13,940		BB&T Corp.	335,675
34,900	@	Berkshire Hathaway, Inc.	2,885,532
450		Blackrock, Inc.	76,613
9,200		Capital One Financial Corp.	363,860
6,600		Chubb Corp.	376,134
426,550	@, S	Citigroup, Inc.	1,663,545
1,350		CME Group, Inc.	351,608
10,400		Goldman Sachs Group, Inc.	1,503,632
80,150		J.P. Morgan Chase & Co.	3,051,311
6,400		Loews Corp.	242,560
8,700		Metlife, Inc.	334,515
19,215		Morgan Stanley	474,226
2,900		Northern Trust Corp.	139,896
10,650		PNC Financial Services Group, Inc.	552,842
9,380		Prudential Financial, Inc.	508,208
10,120		State Street Corp.	381,119
8,545		Travelers Cos., Inc.	445,195
38,610		US Bancorp.	834,748
98,146		Wells Fargo & Co.	2,466,409
			20,984,861

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care: 16.9%
3,000		Abbott Laboratories	$156,720
8,530		Aetna, Inc.	269,633
19,300	@	Amgen, Inc.	1,063,623
2,000		Baxter International, Inc.	95,420
5,100	@	Biogen Idec, Inc.	286,212
34,650		Bristol-Myers Squibb Co.	939,362
4,830		Cardinal Health, Inc.	159,583
15,800		Eli Lilly & Co.	577,174
1,300	@	Genzyme Corp.	92,027
47,250		Johnson & Johnson	2,927,610
3,060		McKesson Corp.	189,047
5,100		Medtronic, Inc.	171,258
62,900		Merck & Co., Inc.	2,315,349
162,607		Pfizer, Inc.	2,791,962
8,250	@	Thermo Fisher Scientific, Inc.	395,010
22,900	S	UnitedHealth Group, Inc.	804,019
8,270	@	WellPoint, Inc.	468,413
4,100	@	Zimmer Holdings, Inc.	214,553
			13,916,975
		Industrials: 8.3%
2,850		Boeing Co.	189,639
7,780		CSX Corp.	430,390
800		Danaher Corp.	32,488
450		Deere & Co.	31,401
2,250		FedEx Corp.	192,375
7,000		General Dynamics Corp.	439,670
165,305		General Electric Co.	2,686,206
1,400		Lockheed Martin Corp.	99,792
7,475		Norfolk Southern Corp.	444,837
6,100		Northrop Grumman Corp.	369,843
7,650		Raytheon Co.	349,682
8,800		Tyco International Ltd.	323,224
8,890		Union Pacific Corp.	727,202
1,685		United Technologies Corp.	120,023
9,750		Waste Management, Inc.	348,465
			6,785,237
		Information Technology: 5.0%
7,650	S	Activision Blizzard, Inc.	82,773
27,565		Corning, Inc.	503,888
14,350	@	eBay, Inc.	350,140
35,400		Intel Corp.	680,742
51,100		Microsoft Corp.	1,251,439
46,900	@	Motorola, Inc.	400,057
14,600	@	Symantec Corp.	221,482
13,400		Texas Instruments, Inc.	363,676
16,200	@	Yahoo!, Inc.	229,554
			4,083,751
		Materials: 1.9%
17,600	S	Alcoa, Inc.	213,136
23,260	S	Dow Chemical Co.	638,720
11,960		EI Du Pont de Nemours & Co.	533,655
3,550		Nucor Corp.	135,610
			1,521,121
		Telecommunication Services: 6.7%
119,100		AT&T, Inc.	3,406,256
59,350	@	Sprint Nextel Corp.	274,791
56,995		Verizon Communications, Inc.	1,857,467
			5,538,514
		Utilities: 4.8%
9,690		American Electric Power Co., Inc.	351,069
12,050		Dominion Resources, Inc.	526,103
26,500		Duke Energy Corp.	469,315
3,750		Entergy Corp.	286,988
13,315		Exelon Corp.	566,953
8,300		NextEra Energy, Inc.	451,437
7,540		Pacific Gas & Electric Co.	342,467
10,210		Public Service Enterprise Group, Inc.	337,747
16,600	S	Southern Co.	618,184
			3,950,263
		Total Common Stock
		(Cost $64,973,243)	80,780,146
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Financials: 0.3%
300		Public Storage, Inc.	29,112
1,858		Simon Property Group, Inc.	172,311

		Total Real Estate Investment Trusts
		(Cost $115,312)	201,423

		Total Long-Term Investments
		(Cost $65,088,555)	80,981,569

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 1.3%
1,077,000		ING Institutional Prime Money Market Fund - Class I		$1,077,000

		Total Short-Term Investments
		(Cost $1,077,000)		1,077,000
		Total Investments in Securities
		(Cost $66,165,555)*	99.9%	$82,058,569
		Other Assets and Liabilities - Net	0.1	97,316
		Net Assets	100.0%	$82,155,885

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $70,214,169.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$16,041,976
		Gross Unrealized Depreciation		(4,197,576)
		Net Unrealized Appreciation		$11,844,400

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$80,780,146	$—	$—	$80,780,146
Real Estate Investment Trusts	201,423	—	—	201,423
Short-Term Investments	1,077,000	—	—	1,077,000
Total Investments, at value	$82,058,569	$—	$—	$82,058,569
Other Financial Instruments+:
Futures	17,569	—	—	17,569
Total Assets	$82,076,138	$—	$—	$82,076,138

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P 500 E-Mini	23	12/17/10	$1,307,205	$17,569
			$1,307,205	$17,569

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Consumer Discretionary: 19.7%
7,100		Aaron Rents, Inc.	$130,995
11,740		Abercrombie & Fitch Co.	461,617
14,700		Advance Auto Parts, Inc.	862,596
16,310	@, S	Aeropostale, Inc.	379,208
8,980		American Eagle Outfitters	134,341
21,700	@	Apollo Group, Inc. - Class A	1,114,295
5,100	L	Autoliv, Inc.	333,183
4,280	@	Autonation, Inc.	99,510
4,640	@	Autozone, Inc.	1,062,142
9,600	@	Bally Technologies, Inc.	335,520
44,180	@	Bed Bath & Beyond, Inc.	1,917,854
14,160	@	Big Lots, Inc.	470,820
18,240	@	BorgWarner, Inc.	959,789
15,600		Brinker International, Inc.	294,216
15,960		Burger King Holdings, Inc.	381,125
11,440	@	Career Education Corp.	245,617
37,500	@	Carmax, Inc.	1,044,750
14,100		CBS Corp. - Class B	223,626
31,140		Chico’s FAS, Inc.	327,593
5,320	@	Chipotle Mexican Grill, Inc.	915,040
340		Choice Hotels International, Inc.	12,396
51,140		Coach, Inc.	2,196,974
23,540		Darden Restaurants, Inc.	1,007,041
11,140		DeVry, Inc.	548,199
15,660	@	Dick’s Sporting Goods, Inc.	439,106
34,800	@	Discovery Communications, Inc. - Class A	1,515,540
12,200	@	Dollar General Corp.	356,850
21,330	@	Dollar Tree, Inc.	1,040,051
12,900	@	DreamWorks Animation SKG, Inc.	411,639
4,200	@, L	Education Management Corp.	61,656
14,780		Expedia, Inc.	416,944
22,660		Family Dollar Stores, Inc.	1,000,666
820	@	Federal Mogul Corp.	15,506
3,200		Fortune Brands, Inc.	157,536
9,200	@	Fossil, Inc.	494,868
1,180	L	Garmin Ltd.	35,813
24,320		Gentex Corp.	474,483
42,400	@	Goodyear Tire & Rubber Co.	455,800
11,280		Guess ?, Inc.	458,306
23,760		H&R Block, Inc.	307,692
16,640	@	Hanesbrands, Inc.	430,310
39,500		Harley-Davidson, Inc.	1,123,380
5,780	@	Harman International Industries, Inc.	193,110
21,920		Hasbro, Inc.	975,659
10,900		Hillenbrand, Inc.	234,459
50,020		International Game Technology	722,789
1,800		International Speedway Corp.	43,920
82,000	@	Interpublic Group of Cos., Inc.	822,460
5,990	@, L	ITT Educational Services, Inc.	420,917
9,600	@	J Crew Group, Inc.	322,752
13,400		JC Penney Co., Inc.	364,212
7,280		John Wiley & Sons, Inc.	297,461
2,100	@	Lamar Advertising Co.	66,822
2,400	@	Lear Corp.	189,432
15,280	L	Leggett & Platt, Inc.	347,773
44,820		Limited Brands, Inc.	1,200,280
24,960	@, L	LKQ Corp.	519,168
7,300		Macy’s, Inc.	168,557
3,400	@	Madison Square Garden, Inc.	71,672
45,520		Marriott International, Inc.	1,630,982
35,460		Mattel, Inc.	831,892
37,120		McGraw-Hill Cos., Inc.	1,227,187
2,700		Meredith Corp.	89,937
7,680	@, L	MGM Resorts International	86,630
1,200	@	Mohawk Industries, Inc.	63,960
3,860	@, L	Morningstar, Inc.	172,002
6,920	@	NetFlix, Inc.	1,122,147
28,020		Nordstrom, Inc.	1,042,344
1,040	@	NVR, Inc.	673,431
4,860	@, S	Office Depot, Inc.	22,356
23,140	@	O’Reilly Automotive, Inc.	1,231,048
5,380	@	Panera Bread Co.	476,722
19,800		Petsmart, Inc.	693,000
9,840		Phillips-Van Heusen	591,974
9,360		Polo Ralph Lauren Corp.	841,090
7,960	@	Priceline.com, Inc.	2,772,786

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
3,260	L	Regal Entertainment Group	$42,771
20,560		Ross Stores, Inc.	1,122,987
8,920	@, L	Royal Caribbean Cruises Ltd.	281,248
15,640		Scripps Networks Interactive - Class A	744,151
651,600	@, S, L	Sirius XM Radio, Inc.	781,920
31,820		Starwood Hotels & Resorts Worldwide, Inc.	1,672,141
2,380	L	Strayer Education, Inc.	415,310
12,600	@	Tempur-Pedic International, Inc.	390,600
5,820	L	Thor Industries, Inc.	194,388
21,240		Tiffany & Co.	998,068
12,600		Tractor Supply Co.	499,716
9,260	@	TRW Automotive Holdings Corp.	384,846
11,000		Tupperware Corp.	503,360
20,460	@, S	Urban Outfitters, Inc.	643,262
5,820		Weight Watchers International, Inc.	181,526
22,080	S	Wendy’s/Arby’s Group, Inc. - Class A	100,022
5,600		Whirlpool Corp.	453,376
16,760		Williams-Sonoma, Inc.	531,292
10,140	@	WMS Industries, Inc.	386,030
12,700		Wynn Resorts Ltd.	1,101,979
			56,614,517
		Consumer Staples: 5.3%
3,340		Alberto-Culver Co.	125,751
71,820		Avon Products, Inc.	2,306,129
740	@	BJ’s Wholesale Club, Inc.	30,710
13,400		Brown-Forman Corp.	825,976
18,440		Campbell Soup Co.	659,230
11,880		Church & Dwight Co., Inc.	771,487
22,260		Clorox Co.	1,486,078
32,780		Coca-Cola Enterprises, Inc.	1,016,180
7,800		ConAgra Foods, Inc.	171,132
13,100		Dr Pepper Snapple Group, Inc.	465,312
18,480		Estee Lauder Cos., Inc.	1,168,490
4,940		Flowers Foods, Inc.	122,710
19,280	@, L	Green Mountain Coffee Roasters, Inc.	601,343
9,760	@	Hansen Natural Corp.	455,011
10,480		Herbalife Ltd.	632,468
15,020		Hershey Co.	714,802
21,740		HJ Heinz Co.	1,029,824
11,540		McCormick & Co., Inc.	485,142
4,880		Mead Johnson Nutrition Co.	277,721
79,060		Sara Lee Corp.	1,061,776
23,500	@, S	Whole Foods Market, Inc.	872,085
			15,279,357
		Energy: 5.5%
2,770	@, L	Alpha Natural Resources, Inc.	113,986
20,000		Arch Coal, Inc.	534,200
10,000	@	Atlas Energy, Inc.	286,400
2,000	@	Atwood Oceanics, Inc.	60,900
23,360	@	Cameron International Corp.	1,003,546
14,100		Cimarex Energy Co.	933,138
15,400	@	Concho Resources, Inc.	1,019,018
18,100		Consol Energy, Inc.	668,976
4,840	@	Continental Resources, Inc.	224,382
7,800	@	Core Laboratories NV	686,712
3,860	L	Diamond Offshore Drilling	261,592
12,960	@	Dresser-Rand Group, Inc.	478,094
22,560		El Paso Corp.	279,293
23,220		EQT Corp.	837,313
25,580		EXCO Resources, Inc.	380,375
1,100	@	Exterran Holdings, Inc.	24,981
20,340	@	FMC Technologies, Inc.	1,389,019
12,600	@	Forest Oil Corp.	374,220
7,400	L	Frontline Ltd.	210,382
5,300		Holly Corp.	152,375
1,260	@	Mariner Energy, Inc.	30,530
31,880	@	McDermott International, Inc.	471,186
3,900		Murphy Oil Corp.	241,488
19,900	@	Nabors Industries Ltd.	359,394
600	@	Oil States International, Inc.	27,930
37,440	@	PetroHawk Energy Corp.	604,282
12,140	@	Pride International, Inc.	357,280
1,320	@	Quicksilver Resources, Inc.	16,632
26,740		Range Resources Corp.	1,019,596
2,540	@, L	Rowan Cos., Inc.	77,114
36,800	@	SandRidge Energy, Inc.	209,024
7,500		SM Energy Co.	280,950
1,000	@	Superior Energy Services	26,690
25,500	@	Ultra Petroleum Corp.	1,070,490
50,000	@	Weatherford International Ltd.	855,000
600	@	Whiting Petroleum Corp.	57,306
			15,623,794

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials: 5.5%
8,180	@	Affiliated Managers Group, Inc.	$638,122
9,020		Ameriprise Financial, Inc.	426,917
500	@	Arch Capital Group Ltd.	41,900
4,540		Arthur J. Gallagher & Co.	119,720
6,240		Axis Capital Holdings Ltd.	205,546
2,700	L	Bank of Hawaii Corp.	121,284
10,560		Brown & Brown, Inc.	213,206
220	L	Capitol Federal Financial	5,434
47,820	@	CB Richard Ellis Group, Inc.	874,150
20,560		Eaton Vance Corp.	597,062
820		Endurance Specialty Holdings Ltd.	32,636
3,580		Erie Indemnity Co.	200,695
10,560	L	Federated Investors, Inc.	240,346
15,780	@	Genworth Financial, Inc.	192,832
20,640	@, L	GLG Partners, Inc.	92,880
5,100		Greenhill & Co., Inc.	404,532
6,500		Hartford Financial Services Group, Inc.	149,175
6,960		Hudson City Bancorp., Inc.	85,330
1,800	@, L	Interactive Brokers Group, Inc.	30,978
12,420	@	IntercontinentalExchange, Inc.	1,300,622
23,040	@	Invesco Ltd.	489,139
2,900		Janus Capital Group, Inc.	31,755
7,300		Jones Lang LaSalle, Inc.	629,771
16,100		Lazard Ltd.	564,788
83,700		Marsh & McLennan Cos., Inc.	2,018,844
34,380		Moody’s Corp.	858,812
19,220	@	MSCI, Inc. - Class A	638,296
2,360	@	Nasdaq Stock Market, Inc.	45,855
9,880		NYSE Euronext	282,272
26,100		SEI Investments Co.	530,874
14,560	@, L	St Joe Co/The	362,107
43,500		T. Rowe Price Group, Inc.	2,177,828
40,640	@, S	TD Ameritrade Holding Corp.	656,336
1,600	@	Validus Holdings Ltd.	42,176
15,040		Waddell & Reed Financial, Inc.	411,494
			15,713,714
		Health Care: 12.5%
500	@	Abraxis Bioscience, Inc.	38,670
4,320	@, L	Alere, Inc.	133,618
15,040	@	Alexion Pharmaceuticals, Inc.	967,974
20,040	@	Allscripts Healthcare Solutions, Inc.	370,139
47,360		AmerisourceBergen Corp.	1,452,058
25,020	@	Amylin Pharmaceuticals, Inc.	521,667
17,720	@	BioMarin Pharmaceuticals, Inc.	396,042
2,000	@, L	Brookdale Senior Living, Inc.	32,620
6,900	@	CareFusion Corp.	171,396
11,560	@	Cerner Corp.	970,924
2,720	@, L	Charles River Laboratories International, Inc.	90,168
11,480	@	Community Health Systems, Inc.	355,536
1,500		Cooper Cos., Inc.	69,330
11,240	@	Covance, Inc.	525,920
15,960		CR Bard, Inc.	1,299,623
17,420	@	DaVita, Inc.	1,202,503
23,420	@	Dendreon Corp.	964,436
24,580		Densply International, Inc.	785,823
19,040	@	Edwards Lifesciences Corp.	1,276,632
4,600	@	Emdeon, Inc.	56,028
5,200	@	Emergency Medical Services Corp.	276,900
8,640	@	Gen-Probe, Inc.	418,694
43,720	@, S	Health Management Associates, Inc.	334,895
15,300	@	Henry Schein, Inc.	896,274
9,320		Hill-Rom Holdings, Inc.	334,495
27,780	@	Hospira, Inc.	1,583,738
31,400	@	Human Genome Sciences, Inc.	935,406
10,040	@, L	Idexx Laboratories, Inc.	619,669
20,380	@	Illumina, Inc.	1,002,696
6,580	@	Intuitive Surgical, Inc.	1,867,009
920	@	Kinetic Concepts, Inc.	33,654
17,540	@	Laboratory Corp. of America Holdings	1,375,662
21,720	@	Life Technologies Corp.	1,014,107
17,360		Lincare Holdings, Inc.	435,562
7,740	@	Mednax, Inc.	412,542
5,620	@	Mettler Toledo International, Inc.	699,353
43,600	@, L	Mylan Laboratories	820,116
17,100	@	Myriad Genetics, Inc.	280,611
2,060		Omnicare, Inc.	49,193
17,800		Patterson Cos., Inc.	509,970
9,320		PerkinElmer, Inc.	215,665
13,520		Perrigo Co.	868,254
18,420		Pharmaceutical Product Development, Inc.	456,632
21,680		Quest Diagnostics	1,094,190
11,300	@	Regeneron Pharmaceuticals, Inc.	309,620
25,360	@	Resmed, Inc.	832,062

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
10,600	@	SXC Health Solutions Corp.	$386,582
8,900	@	Talecris Biotherapeutics Holdings Corp.	203,632
6,520		Techne Corp.	402,480
1,100		Teleflex, Inc.	62,458
61,060	@, S	Tenet Healthcare Corp.	288,203
10,000	@	Thoratec Corp.	369,800
8,660	@	United Therapeutics Corp.	485,047
1,100		Universal Health Services, Inc.	42,746
20,740	@	Varian Medical Systems, Inc.	1,254,770
15,020	@	VCA Antech, Inc.	316,772
33,940	@, L	Vertex Pharmaceuticals, Inc.	1,173,306
15,700	@	Warner Chilcott PLC	352,308
15,540	@, L	Waters Corp.	1,099,921
			35,796,101
		Industrials: 15.3%
5,410	@	Aecom Technology Corp.	131,247
5,380	@	Alliant Techsystems, Inc.	405,652
17,800		Ametek, Inc.	850,306
18,760	@	AMR Corp.	117,625
280	@	Armstrong World Industries, Inc.	11,623
1,060		Avery Dennison Corp.	39,347
15,940	@	Babcock & Wilcox Co.	339,203
12,600		Bucyrus International, Inc.	873,810
720		Carlisle Cos., Inc.	21,564
27,840	S	CH Robinson Worldwide, Inc.	1,946,573
7,100	@	Chicago Bridge & Iron Co. NV	173,595
800	@	CNH Global NV	29,312
24,375	@, L	Continental Airlines, Inc.	605,475
740		Con-way, Inc.	22,933
28,100	@	Cooper Industries PLC	1,374,933
3,440		Copa Holdings S.A.	185,450
12,580	@	Copart, Inc.	414,763
3,520	@	Corrections Corp. of America	86,874
1,300	@	Covanta Holding Corp.	20,475
33,680		Cummins, Inc.	3,050,734
132,480	@	Delta Airlines, Inc.	1,542,067
13,460		Donaldson Co., Inc.	634,370
19,760		Dover Corp.	1,031,670
8,780	L	Dun & Bradstreet Corp.	650,949
7,600		Eaton Corp.	626,924
35,720		Expeditors International Washington, Inc.	1,651,336
22,240		Fastenal Co.	1,182,946
8,000		Flowserve Corp.	875,360
1,840		Fluor Corp.	91,135
6,580	@	FTI Consulting, Inc.	228,260
8,600		Gardner Denver, Inc.	461,648
2,200		GATX Corp.	64,504
3,300	@	General Cable Corp.	89,496
6,120	L	Goodrich Corp.	451,228
10,600		Graco, Inc.	336,338
1,060		Harsco Corp.	26,055
28,800	@, L	Hertz Global Holdings, Inc.	304,992
4,220		Hubbell, Inc.	214,165
11,700		IDEX Corp.	415,467
8,500	@	IHS, Inc.	578,000
30,600		Iron Mountain, Inc.	683,604
13,140	@	Jacobs Engineering Group, Inc.	508,518
15,960		JB Hunt Transport Services, Inc.	553,812
17,240		Joy Global, Inc.	1,212,317
10,560	@	Kansas City Southern	395,050
700	@	KAR Holdings, Inc.	8,827
1,600		KBR, Inc.	39,424
10,700		Kennametal, Inc.	330,951
640	@	Kirby Corp.	25,638
8,780		Landstar System, Inc.	339,084
8,160		Lennox International, Inc.	340,190
7,400		Lincoln Electric Holdings, Inc.	427,868
22,900	L	Manitowoc Co., Inc.	277,319
18,760		Masco Corp.	206,548
7,580		MSC Industrial Direct Co.	409,623
12,420	@	Navistar International Corp.	542,009
15,700	@	Oshkosh Truck Corp.	431,750
11,100	@	Owens Corning, Inc.	284,493
19,600		Pall Corp.	816,144
8,000		Parker Hannifin Corp.	560,480
9,000		Pentair, Inc.	302,670
25,900	L	Pitney Bowes, Inc.	553,742
5,600		Regal-Beloit Corp.	328,664
17,000		Republic Services, Inc.	518,330
26,220		Robert Half International, Inc.	681,720
23,960		Rockwell Automation, Inc.	1,479,051
13,900		Rockwell Collins, Inc.	809,675
15,740		Roper Industries, Inc.	1,025,933

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
1,900	S	RR Donnelley & Sons Co.	$32,224
4,900	L	Ryder System, Inc.	209,573
8,520	@	Shaw Group, Inc.	285,931
17,320		Southwest Airlines Co.	226,372
2,800	@, L	Spirit Aerosystems Holdings, Inc.	55,804
1,700		SPX Corp.	107,576
14,220	@	Stericycle, Inc.	988,006
24,600		Textron, Inc.	505,776
1,620	@	Thomas & Betts Corp.	66,452
11,100		Timken Co.	425,796
5,900		Toro Co.	331,757
1,100		Towers Watson & Co.	54,098
8,560	@	TransDigm Group, Inc.	531,148
22,000	@	UAL Corp.	519,860
4,800	@, L	USG Corp.	63,312
14,880		UTI Worldwide, Inc.	239,270
3,860		Valmont Industries, Inc.	279,464
18,000	@	Verisk Analytics, Inc.	504,180
11,260	@	WABCO Holdings, Inc.	472,244
1,300		Wabtec Corp.	62,127
10,740	@	Waste Connections, Inc.	425,948
2,400	@	Wesco International, Inc.	94,296
10,380		WW Grainger, Inc.	1,236,362
			43,969,414
		Information Technology: 24.0%
40,120	@	Advanced Micro Devices, Inc.	285,253
58,360	@	Agilent Technologies, Inc.	1,947,473
29,940	@	Akamai Technologies, Inc.	1,502,389
9,280	@, L	Alliance Data Systems Corp.	605,613
50,560		Altera Corp.	1,524,890
10,080	@	Amdocs Ltd.	288,893
29,140		Amphenol Corp.	1,427,277
50,000		Analog Devices, Inc.	1,569,000
15,760	@	Ansys, Inc.	665,860
2,280	@	Arrow Electronics, Inc.	60,944
12,200	@	Atheros Communications, Inc.	321,470
71,900	@, S	Atmel Corp.	572,324
38,420	@	Autodesk, Inc.	1,228,287
18,500	@	Avago Technologies Ltd.	416,435
680		AVX Corp.	9,398
30,440	@	BMC Software, Inc.	1,232,211
21,680		Broadridge Financial Solutions ADR	495,822
53,100		CA, Inc.	1,121,472
47,120	@, S	Cadence Design Systems, Inc.	359,526
16,120	@, S, L	Ciena Corp.	250,988
31,180	@	Citrix Systems, Inc.	2,127,723
22,200	@	Compuware Corp.	189,366
18,040	@	Cree, Inc.	979,392
28,620	@	Cypress Semiconductor Corp.	360,040
2,500		Diebold, Inc.	77,725
9,320	@	Dolby Laboratories, Inc.	529,469
6,220		DST Systems, Inc.	278,905
51,940	@	Electronic Arts, Inc.	853,374
7,580	@	Equinix, Inc.	775,813
13,480	@, S	F5 Networks, Inc.	1,399,359
8,140		Factset Research Systems, Inc.	660,398
9,300	@, L	First Solar, Inc.	1,370,355
17,060	@	Fiserv, Inc.	918,169
25,680	@, S	Flir Systems, Inc.	659,976
12,800	@	Gartner, Inc.	376,832
11,520	@	Genpact Ltd.	204,250
14,280		Global Payments, Inc.	612,469
21,820		Harris Corp.	966,408
15,600	@	Hewitt Associates, Inc.	786,708
6,240	@, L	IAC/InterActiveCorp	163,925
16,000	@	Informatica Corp.	614,560
1,700	@	Ingram Micro, Inc.	28,662
7,340		Intersil Corp.	85,805
47,020	@	Intuit, Inc.	2,059,946
6,540	@	Itron, Inc.	400,444
22,220		Jabil Circuit, Inc.	320,190
37,640	@	JDS Uniphase Corp.	466,360
1,600		KLA-Tencor Corp.	56,368
21,180	@	Lam Research Corp.	886,383
16,580		Lender Processing Services, Inc.	550,953
37,540		Linear Technology Corp.	1,153,604
90,780	@	Marvell Technology Group Ltd.	1,589,558
50,680		Maxim Integrated Products	938,087
26,180	@	McAfee, Inc.	1,237,267
16,580	@, L	MEMC Electronic Materials, Inc.	197,634
30,900	L	Microchip Technology, Inc.	971,805
13,980	@	Micros Systems, Inc.	591,773
10,860	@, L	Monster Worldwide, Inc.	140,746

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
10,060		National Instruments Corp.	$328,560
37,720		National Semiconductor Corp.	481,684
27,980	@	NCR Corp.	381,367
57,760	@	NetApp, Inc.	2,875,870
13,060	@	NeuStar, Inc.	324,672
14,820	@	Novellus Systems, Inc.	393,916
39,700	@	Nuance Communications, Inc.	620,908
95,920	@	Nvidia Corp.	1,120,346
75,020	@, S	ON Semiconductor Corp.	540,894
54,100		Paychex, Inc.	1,487,209
2,100	@	PMC - Sierra, Inc.	15,456
14,900	@	Polycom, Inc.	406,472
19,420	@	QLogic Corp.	342,569
18,260	@	Rambus, Inc.	380,538
31,645	@	Red Hat, Inc.	1,297,445
17,080	@	Rovi Corp.	861,003
51,860	@	SAIC, Inc.	828,723
19,240	@	Salesforce.com, Inc.	2,151,032
38,580	@	Sandisk Corp.	1,413,957
61,400	@	Seagate Technology, Inc.	723,292
7,978	@	Silicon Laboratories, Inc.	292,394
30,900	@	Skyworks Solutions, Inc.	639,012
12,200		Solera Holdings, Inc.	538,752
6,640	@, L	Sunpower Corp. - Class A	95,616
1,600	@, S	Synopsys, Inc.	39,632
27,940	@	Teradata Corp.	1,077,366
31,440	@, L	Teradyne, Inc.	350,242
21,180	@	Trimble Navigation Ltd.	742,147
13,000	@	Varian Semiconductor Equipment Associates, Inc.	374,140
30,580	@	VeriSign, Inc.	970,609
7,600	@	VistaPrint NV	293,740
9,372	@	WebMD Health Corp.	467,382
9,200	@	Western Digital Corp.	261,188
112,700		Western Union Co.	1,991,409
45,300		Xilinx, Inc.	1,205,433
5,720	@	Zebra Technologies Corp.	192,421
			68,973,722
		Materials: 6.9%
14,000		Airgas, Inc.	951,300
2,900		AK Steel Holding Corp.	40,049
15,280		Albemarle Corp.	715,257
16,500		Allegheny Technologies, Inc.	766,425
1,180		Ashland, Inc.	57,549
3,420		Ball Corp.	201,267
7,700		Carpenter Technology Corp.	259,567
26,280		Celanese Corp.	843,588
8,631		CF Industries Holdings, Inc.	824,261
22,760	L	Cliffs Natural Resources, Inc.	1,454,819
5,680		Compass Minerals International, Inc.	435,202
27,200	@	Crown Holdings, Inc.	779,552
7,640		Eagle Materials, Inc.	181,068
2,600		Eastman Chemical Co.	192,400
39,120		Ecolab, Inc.	1,984,949
8,660		FMC Corp.	592,431
13,840		International Flavors & Fragrances, Inc.	671,517
57,000		International Paper Co.	1,239,750
11,440		Lubrizol Corp.	1,212,297
7,900	L	Martin Marietta Materials, Inc.	608,063
22,580		Nalco Holding Co.	569,242
8,940	@	Owens-Illinois, Inc.	250,856
20,060	@, L	Pactiv Corp.	661,579
4,800		PPG Industries, Inc.	349,440
1,500		Reliance Steel & Aluminum Co.	62,295
1,280		Royal Gold, Inc.	63,795
11,320		RPM International, Inc.	225,494
820	L	Schnitzer Steel Industries, Inc.	39,590
7,980		Scotts Miracle-Gro Co.	412,805
9,520		Sherwin-Williams Co.	715,333
18,820		Sigma-Aldrich Corp.	1,136,352
3,500		Temple-Inland, Inc.	65,310
14,900	@	Titanium Metals Corp.	297,404
4,700	L	United States Steel Corp.	206,048
1,800		Valspar Corp.	57,330
7,400		Walter Industries, Inc.	601,546
			19,725,730
		Telecommunication Services: 2.0%
20,200	@, L	Clearwire Corp.	163,418
48,660	@	Crown Castle International Corp.	2,148,339
66,020		Frontier Communications Corp.	539,383
111,500	@, S	Level 3 Communications, Inc.	104,509
20,920	@	MetroPCS Communications, Inc.	218,823
22,180	@	NII Holdings, Inc.	911,598
19,660	@	SBA Communications Corp.	792,298

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunication Services (continued)
26,440	@	TW Telecom, Inc.		$490,991
35,000	S	Windstream Corp.		430,150
				5,799,509
		Utilities: 0.3%
28,360	@	Calpine Corp.		353,082
7,680	L	ITC Holdings Corp.		478,080
1,740		Ormat Technologies, Inc.		50,756
				881,918
		Total Common Stock
		(Cost $218,015,569)		278,377,776
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Financials: 1.4%
2,700		AMB Property Corp.		71,469
10,100		Apartment Investment & Management Co.		215,938
13,820	L	Digital Realty Trust, Inc.		852,694
3,200		Equity Residential		152,224
2,000		Essex Property Trust, Inc.		218,880
6,440		Federal Realty Investment Trust		525,890
35,300		General Growth Properties, Inc.		550,680
12,080		Plum Creek Timber Co., Inc.		426,424
5,200		Prologis		61,256
4,200		Rayonier, Inc.		210,504
1,900		UDR, Inc.		40,128
7,400		Ventas, Inc.		381,618
2,500		Vornado Realty Trust		213,825

		Total Real Estate Investment Trusts
		(Cost $3,368,273)		3,921,530

		Total Long-Term Investments
		(Cost $221,383,842)		282,299,306
SHORT-TERM INVESTMENTS: 6.2%
		Affiliated Mutual Fund: 1.4%
4,137,000		ING Institutional Prime Money Market Fund - Class I		4,137,000

		Total Mutual Fund
		(Cost $4,137,000)		4,137,000

		Securities Lending Collateral(cc): 4.8%
12,893,525		BNY Mellon Overnight Government Fund (1)		12,893,525
1,077,859	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		862,287
		Total Securities Lending Collateral
		(Cost $13,971,384)		13,755,812
		Total Short-Term Investments
		(Cost $18,108,384)		17,892,812
		Total Investments in Securities
		(Cost $239,492,226)*	104.6%	$300,192,118
		Other Assets and Liabilities - Net	(4.6)	(13,221,019)
		Net Assets	100.0%	$286,971,099

	@	Non-income producing security
	ADR	American Depositary Receipt cc Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $240,411,995.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$65,208,682
		Gross Unrealized Depreciation		(5,428,559)
		Net Unrealized Appreciation		$59,780,123

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$278,377,776	$—	$—	$278,377,776
Real Estate Investment Trusts	3,921,530	—	—	3,921,530
Short-Term Investments	17,030,525	—	862,287	17,892,812
Total Investments, at value	$299,329,831	$—	$862,287	$300,192,118
Other Financial Instruments+:
Futures	210,360	—	—	210,360
Total Assets	$299,540,191	$—	$862,287	$300,402,478

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$862,287	$—	$—	$—	$—	$—	$—	$—	$862,287
Total Investments, at value	$862,287	$—	$—	$—	$—	$—	$—	$—	$862,287

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of		Notional	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)

Long Contracts

S&P Mid 400 E-Mini	60	12/17/10	$4,800,600	$210,360
			$4,800,600	$210,360

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 89.8%
		Consumer Discretionary: 14.5%
28,950		Aaron Rents, Inc.	$534,128
35,250		Abercrombie & Fitch Co.	1,386,030
35,100		Advance Auto Parts, Inc.	2,059,668
37,350	@	Aeropostale, Inc.	868,388
83,550		American Eagle Outfitters	1,249,908
51,750	@	Apollo Group, Inc. - Class A	2,657,363
34,100		Autoliv, Inc.	2,227,753
29,050	@, L	Autonation, Inc.	675,413
11,150	@	Autozone, Inc.	2,552,347
22,100	@	Bally Technologies, Inc.	772,395
105,150	@, S	Bed Bath & Beyond, Inc.	4,564,562
32,400	@, S	Big Lots, Inc.	1,077,300
47,050	@, S	BorgWarner, Inc.	2,475,771
41,050		Brinker International, Inc.	774,203
36,700		Burger King Holdings, Inc.	876,396
94,000	S	Cablevision Systems Corp.	2,461,860
26,100	@	Career Education Corp.	560,367
89,300	@	Carmax, Inc.	2,487,898
271,600	S	CBS Corp. - Class B	4,307,576
15,100	@, L	Central European Media Enterprises Ltd.	376,745
71,300		Chico’s FAS, Inc.	750,076
12,600	@	Chipotle Mexican Grill, Inc.	2,167,200
11,100		Choice Hotels International, Inc.	404,706
16,150	@	Clear Channel Outdoor Holdings, Inc.	184,595
121,900		Coach, Inc.	5,236,824
111,300		D.R. Horton, Inc.	1,237,656
56,150		Darden Restaurants, Inc.	2,402,097
25,400		DeVry, Inc.	1,249,934
35,750	@	Dick’s Sporting Goods, Inc.	1,002,430
113,500	@	Discovery Communications, Inc. - Class A	4,942,925
80,000	@	Dish Network Corp.	1,532,800
27,900	@	Dollar General Corp.	816,075
53,150	@	Dollar Tree, Inc.	2,591,594
29,600	@	DreamWorks Animation SKG, Inc.	944,536
17,000	@, L	Education Management Corp.	249,560
81,850		Expedia, Inc.	2,308,989
53,950		Family Dollar Stores, Inc.	2,382,432
7,850	@, S	Federal Mogul Corp.	148,444
62,500		Foot Locker, Inc.	908,125
60,900		Fortune Brands, Inc.	2,998,107
21,000	@	Fossil, Inc.	1,129,590
61,050	@, L	GameStop Corp.	1,203,296
95,150		Gannett Co., Inc.	1,163,685
44,850	L	Garmin Ltd.	1,361,198
55,700	S	Gentex Corp.	1,086,707
63,450		Genuine Parts Co.	2,829,236
96,950	@	Goodyear Tire & Rubber Co.	1,042,213
25,800		Guess ?, Inc.	1,048,254
131,500		H&R Block, Inc.	1,702,925
38,200	@	Hanesbrands, Inc.	987,852
94,100		Harley-Davidson, Inc.	2,676,204
27,800	@	Harman International Industries, Inc.	928,798
52,150		Hasbro, Inc.	2,321,197
24,900		Hillenbrand, Inc.	535,599
17,400	@	Hyatt Hotels Corp.	650,586
119,100		International Game Technology	1,720,995
11,900		International Speedway Corp.	290,360
195,450	@, S	Interpublic Group of Cos., Inc.	1,960,364
13,850	@, L	ITT Educational Services, Inc.	973,240
22,000	@	J Crew Group, Inc.	739,640
36,800		Jarden Corp.	1,145,584
94,400		JC Penney Co., Inc.	2,565,792
17,950		John Wiley & Sons, Inc.	733,437
30,700	L	KB Home	347,831
23,000	@	Lamar Advertising Co.	731,860
18,700	@	Lear Corp.	1,475,991
59,150		Leggett & Platt, Inc.	1,346,254
63,550		Lennar Corp.	977,399
101,500	@	Liberty Global, Inc.	3,127,215
31,950	@	Liberty Media Corp. - Capital Shares A	1,663,317
238,600	@	Liberty Media Corp. - Interactive - Class A	3,271,206
20,500	@	Liberty Media Corp. - Starz	1,330,040
106,750		Limited Brands, Inc.	2,858,765
57,050	@	LKQ Corp.	1,186,640
168,550		Macy’s, Inc.	3,891,820
24,075	@	Madison Square Garden, Inc.	507,501
108,425		Marriott International, Inc.	3,884,868

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
145,750		Mattel, Inc.	$3,419,295
126,050		McGraw-Hill Cos., Inc.	4,167,213
15,100		MDC Holdings, Inc.	438,353
14,350		Meredith Corp.	477,999
109,350	@, L	MGM Resorts International	1,233,468
22,400	@	Mohawk Industries, Inc.	1,193,920
8,800	@	Morningstar, Inc.	392,128
16,000	@	NetFlix, Inc.	2,594,560
54,100	@	New York Times Co.	418,734
111,100		Newell Rubbermaid, Inc.	1,978,691
66,750		Nordstrom, Inc.	2,483,100
2,420	@	NVR, Inc.	1,567,023
109,950	@, S	Office Depot, Inc.	505,770
55,150	@	O’Reilly Automotive, Inc.	2,933,980
12,250	@	Panera Bread Co.	1,085,473
27,100	@	Penn National Gaming, Inc.	802,431
47,250		Petsmart, Inc.	1,653,750
22,600		Phillips-Van Heusen	1,359,616
22,300		Polo Ralph Lauren Corp.	2,003,878
18,950	@	Priceline.com, Inc.	6,601,043
134,590	@	Pulte Homes, Inc.	1,179,008
50,050		RadioShack Corp.	1,067,567
32,200		Regal Entertainment Group	422,464
48,850		Ross Stores, Inc.	2,668,187
52,650	@	Royal Caribbean Cruises Ltd.	1,660,055
35,750		Scripps Networks Interactive - Class A	1,700,985
18,100	@, L	Sears Holding Corp.	1,305,734
101,800	S	Service Corp. International	877,516
34,150	@	Signet Jewelers Ltd.	1,083,921
1,552,400	@, L	Sirius XM Radio, Inc.	1,862,880
64,077		Stanley Black & Decker, Inc.	3,926,639
75,750		Starwood Hotels & Resorts Worldwide, Inc.	3,980,663
5,600	L	Strayer Education, Inc.	977,200
28,900	@	Tempur-Pedic International, Inc.	895,900
13,400	L	Thor Industries, Inc.	447,560
50,450		Tiffany & Co.	2,370,646
57,750	@	Toll Brothers, Inc.	1,098,405
29,000		Tractor Supply Co.	1,150,140
31,350	@	TRW Automotive Holdings Corp.	1,302,906
25,200		Tupperware Corp.	1,153,152
48,750	@	Urban Outfitters, Inc.	1,532,700
35,150		VF Corp.	2,847,853
132,600	L	Virgin Media, Inc.	3,052,452
2,420	L	Washington Post	966,572
13,300		Weight Watchers International, Inc.	414,827
131,500	S	Wendy’s/Arby’s Group, Inc. - Class A	595,695
30,000		Whirlpool Corp.	2,428,800
38,500		Williams-Sonoma, Inc.	1,220,450
23,200	@	WMS Industries, Inc.	883,224
71,850		Wyndham Worldwide Corp.	1,973,720
30,100		Wynn Resorts Ltd.	2,611,777
			213,772,658
		Consumer Staples: 6.1%
34,250		Alberto-Culver Co.	1,289,513
171,150	S	Avon Products, Inc.	5,495,627
21,500	@	BJ’s Wholesale Club, Inc.	892,250
42,412		Brown-Forman Corp.	2,614,276
57,550	@	Bunge Ltd.	3,404,658
73,400	S	Campbell Soup Co.	2,624,050
28,250	@, S	Central European Distribution Corp.	630,540
28,350		Church & Dwight Co., Inc.	1,841,049
56,250		Clorox Co.	3,755,250
127,300		Coca-Cola Enterprises, Inc.	3,946,300
177,900		ConAgra Foods, Inc.	3,903,126
73,250	@	Constellation Brands, Inc.	1,295,793
30,100		Corn Products International, Inc.	1,128,750
72,550	@	Dean Foods Co.	740,736
79,350		Del Monte Foods Co.	1,040,279
98,150		Dr Pepper Snapple Group, Inc.	3,486,288
28,000	@	Energizer Holdings, Inc.	1,882,440
44,050		Estee Lauder Cos., Inc.	2,785,282
30,400		Flowers Foods, Inc.	755,136
44,100	@, L	Green Mountain Coffee Roasters, Inc.	1,375,479
26,400	@	Hansen Natural Corp.	1,230,768
23,900		Herbalife Ltd.	1,442,365
61,400		Hershey Co.	2,922,026
126,300		HJ Heinz Co.	5,982,746
27,600		Hormel Foods Corp.	1,230,960
47,550		JM Smucker Co.	2,878,202
61,050		Lorillard, Inc.	4,902,926
52,950		McCormick & Co., Inc.	2,226,018
81,700		Mead Johnson Nutrition Co.	4,649,547
52,650		Molson Coors Brewing Co.	2,486,133
22,500	@	NBTY, Inc.	1,237,050

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Staples (continued)
21,900	@	Ralcorp Holdings, Inc.	$1,280,712
155,200		Safeway, Inc.	3,284,032
264,150		Sara Lee Corp.	3,547,535
54,950	@	Smithfield Foods, Inc.	924,809
84,750		Supervalu, Inc.	977,168
119,200		Tyson Foods, Inc.	1,909,584
55,850	@	Whole Foods Market, Inc.	2,072,594
			90,071,997
		Energy: 7.6%
48,391	@	Alpha Natural Resources, Inc.	1,991,290
64,900		Arch Coal, Inc.	1,733,479
31,300	@	Atlas Energy, Inc.	896,432
22,400	@	Atwood Oceanics, Inc.	682,080
41,550		Cabot Oil & Gas Corp.	1,251,071
97,500	@	Cameron International Corp.	4,188,600
33,550		Cimarex Energy Co.	2,220,339
29,300	@	Cobalt International Energy, Inc.	279,815
18,900	@	Comstock Resources, Inc.	425,061
36,600	@	Concho Resources, Inc.	2,421,822
90,150		Consol Energy, Inc.	3,331,944
12,300	@	Continental Resources, Inc.	570,228
17,800	@	Core Laboratories NV	1,567,112
159,425	@	Denbury Resources, Inc.	2,533,263
27,500	L	Diamond Offshore Drilling	1,863,675
32,950	@	Dresser-Rand Group, Inc.	1,215,526
281,100		El Paso Corp.	3,480,018
59,350		EQT Corp.	2,140,161
58,600		EXCO Resources, Inc.	871,382
25,200	@	Exterran Holdings, Inc.	572,292
48,550	@	FMC Technologies, Inc.	3,315,480
44,900	@	Forest Oil Corp.	1,333,530
42,250		Frontier Oil Corp.	566,150
20,550	L	Frontline Ltd.	584,237
37,550		Helmerich & Payne, Inc.	1,519,273
17,750	S	Holly Corp.	510,313
41,250	@	Mariner Energy, Inc.	999,488
41,100		Massey Energy Co.	1,274,922
92,350	@	McDermott International, Inc.	1,364,933
76,450		Murphy Oil Corp.	4,733,784
113,900	@	Nabors Industries Ltd.	2,057,034
53,250	@	Newfield Exploration Co.	3,058,680
69,750		Noble Energy, Inc.	5,237,528
22,000	@	Oceaneering International, Inc.	1,184,920
20,050	@	Oil States International, Inc.	933,328
61,500		Patterson-UTI Energy, Inc.	1,050,420
107,400		Peabody Energy Corp.	5,263,674
120,700	@	PetroHawk Energy Corp.	1,948,098
46,350		Pioneer Natural Resources Co.	3,014,141
55,950	@	Plains Exploration & Production Co.	1,492,187
70,200	@	Pride International, Inc.	2,065,986
69,950		QEP Resources, Inc.	2,108,293
47,150	@	Quicksilver Resources, Inc.	594,090
63,700		Range Resources Corp.	2,428,881
45,750	@	Rowan Cos., Inc.	1,388,970
143,950	@, S	SandRidge Energy, Inc.	817,636
9,000	@	SEACOR Holdings, Inc.	766,440
25,100		SM Energy Co.	940,246
49,650		Southern Union Co.	1,194,579
258,800		Spectra Energy Corp.	5,835,940
48,150		Sunoco, Inc.	1,757,475
31,400	@	Superior Energy Services	838,066
16,950		Teekay Shipping Corp.	453,074
56,450		Tesoro Corp.	754,172
20,700		Tidewater, Inc.	927,567
60,800	@	Ultra Petroleum Corp.	2,552,384
16,050	@	Unit Corp.	598,505
225,900		Valero Energy Corp.	3,955,509
295,700	@	Weatherford International Ltd.	5,056,470
20,350	@	Whiting Petroleum Corp.	1,943,629
			112,655,622
		Financials: 12.5%
17,750	@	Affiliated Managers Group, Inc.	1,384,678
2,670	@	Alleghany Corp.	809,090
20,150	@	Allied World Assurance Holdings Ltd.	1,140,289
34,300		American Financial Group, Inc.	1,048,894
48,250	@, L	American International Group, Inc.	1,886,575
2,800		American National Insurance	212,716
25,450	@	AmeriCredit Corp.	622,507
102,900		Ameriprise Financial, Inc.	4,870,257
107,600		AON Corp.	4,208,236
20,850	@	Arch Capital Group Ltd.	1,747,230
76,500		Ares Capital Corp.	1,197,225
41,400		Arthur J. Gallagher & Co.	1,091,718
30,900		Aspen Insurance Holdings Ltd.	935,652

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
69,150		Associated Banc-Corp.	$912,089
44,650		Assurant, Inc.	1,817,255
73,700		Assured Guaranty Ltd.	1,261,007
50,600		Axis Capital Holdings Ltd.	1,666,764
33,350		Bancorpsouth, Inc.	472,903
19,200		Bank of Hawaii Corp.	862,464
10,050		BOK Financial Corp.	453,557
45,150		Brown & Brown, Inc.	911,579
128,750	S	CapitalSource, Inc.	687,525
7,950	S	Capitol Federal Financial	196,365
113,850	@	CB Richard Ellis Group, Inc.	2,081,178
58,350		Cincinnati Financial Corp.	1,683,398
79,900	@	CIT Group, Inc.	3,261,518
18,150		City National Corp.	963,221
10,550	@	CNA Financial Corp.	295,295
70,400		Comerica, Inc.	2,615,360
29,005		Commerce Bancshares, Inc.	1,090,298
20,900		Cullen/Frost Bankers, Inc.	1,125,883
217,250		Discover Financial Services	3,623,730
87,800	@	E*Trade Financial Corp.	1,276,612
59,100		East-West Bancorp., Inc.	962,148
47,150		Eaton Vance Corp.	1,369,236
18,300		Endurance Specialty Holdings Ltd.	728,340
11,400		Erie Indemnity Co.	639,084
23,500		Everest Re Group Ltd.	2,032,045
35,550	L	Federated Investors, Inc.	809,118
91,750		Fidelity National Title Group, Inc.	1,441,393
317,550		Fifth Third Bancorp.	3,820,127
2,200		First Citizens BancShares, Inc.	407,594
92,778	@	First Horizon National Corp.	1,058,597
83,500		First Niagara Financial Group, Inc.	972,775
50,900	@	Forest City Enterprises, Inc.	653,047
79,150		Fulton Financial Corp.	717,099
195,300	@	Genworth Financial, Inc.	2,386,566
52,050	@, L	GLG Partners, Inc.	234,225
11,800		Greenhill & Co., Inc.	935,976
17,900		Hanover Insurance Group, Inc.	841,300
177,400		Hartford Financial Services Group, Inc.	4,071,330
45,950		HCC Insurance Holdings, Inc.	1,198,836
188,700		Hudson City Bancorp., Inc.	2,313,462
286,300	S	Huntington Bancshares, Inc.	1,623,321
14,400	@, L	Interactive Brokers Group, Inc.	247,824
29,500	@	IntercontinentalExchange, Inc.	3,089,240
174,200	@	Invesco Ltd.	3,698,266
73,350		Janus Capital Group, Inc.	803,183
46,550	L	Jefferies Group, Inc.	1,056,220
16,800		Jones Lang LaSalle, Inc.	1,449,336
351,150	S	Keycorp	2,795,154
36,700		Lazard Ltd.	1,287,436
65,350		Legg Mason, Inc.	1,980,759
77,850	@	Leucadia National Corp.	1,838,817
120,850		Lincoln National Corp.	2,890,732
29,400		M&T Bank Corp.	2,405,214
3,880	@	Markel Corp.	1,337,009
216,250		Marsh & McLennan Cos., Inc.	5,215,950
210,650	S	Marshall & Ilsley Corp.	1,482,976
61,250	@, L	MBIA, Inc.	615,563
10,650		Mercury General Corp.	435,266
81,950		Moody’s Corp.	2,047,111
44,050	@	MSCI, Inc. - Class A	1,462,901
54,150	@	Nasdaq Stock Market, Inc.	1,052,135
173,900	L	New York Community Bancorp., Inc.	2,825,875
104,300		NYSE Euronext	2,979,851
96,300		Old Republic International Corp.	1,333,755
9,150	@	OneBeacon Insurance Group Ltd.	130,754
31,300		PartnerRe Ltd.	2,509,634
148,450		People’s United Financial, Inc.	1,943,211
353,100	@, S	Popular, Inc.	1,023,990
127,750		Principal Financial Group, Inc.	3,311,280
267,800		Progressive Corp.	5,588,986
34,200		Protective Life Corp.	744,192
39,600		Raymond James Financial, Inc.	1,003,068
476,250	S	Regions Financial Corp.	3,462,338
29,200		Reinsurance Group of America, Inc.	1,410,068
23,100		RenaissanceRe Holdings Ltd.	1,385,076
59,750		SEI Investments Co.	1,215,315
194,100	@, S	SLM Corp.	2,241,855
37,000	@, L	St Joe Co/The	920,190
18,950		Stancorp Financial Group, Inc.	720,100
199,700		SunTrust Bank	5,158,251
13,900		Symetra Financial Corp.	145,394
312,800		Synovus Financial Corp.	769,488
103,650	S	T. Rowe Price Group, Inc.	5,189,237
56,750		TCF Financial Corp.	918,783

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
93,150	@	TD Ameritrade Holding Corp.	$1,504,373
31,950		TFS Financial Corp.	293,621
33,000		Torchmark Corp.	1,753,620
25,650		Transatlantic Holdings, Inc.	1,303,533
20,350		Unitrin, Inc.	496,337
132,950		UnumProvident Corp.	2,944,843
32,700	@	Validus Holdings Ltd.	861,972
64,342		Valley National Bancorp.	830,012
34,550		Waddell & Reed Financial, Inc.	945,288
44,950		Washington Federal, Inc.	685,937
500		Wesco Financial Corp.	179,075
228,532		Weyerhaeuser Co.	3,601,664
3,030	@	White Mountains Insurance Group Ltd.	934,634
36,350		Wilmington Trust Corp.	326,423
50,700		WR Berkley Corp.	1,372,449
136,600		XL Group PLC	2,958,756
64,050		Zions Bancorp.	1,368,108
			184,111,115
		Health Care: 8.4%
2,900	@, S	Abraxis Bioscience, Inc.	224,286
33,600	@	Alere, Inc.	1,039,248
35,800	@	Alexion Pharmaceuticals, Inc.	2,304,088
40,700	@	Allscripts Healthcare Solutions, Inc.	751,729
112,800		AmerisourceBergen Corp.	3,458,448
57,350	@	Amylin Pharmaceuticals, Inc.	1,195,748
28,000		Beckman Coulter, Inc.	1,366,120
40,650	@	BioMarin Pharmaceuticals, Inc.	908,528
7,800	@	Bio-Rad Laboratories, Inc.	705,978
605,700	@, L	Boston Scientific Corp.	3,712,941
34,200	@	Brookdale Senior Living, Inc.	557,802
72,200	@	CareFusion Corp.	1,793,448
30,000	@	Cephalon, Inc.	1,873,200
27,500	@	Cerner Corp.	2,309,725
26,400	@, L	Charles River Laboratories International, Inc.	875,160
110,500	S	Cigna Corp.	3,953,690
37,850	@	Community Health Systems, Inc.	1,172,215
18,150		Cooper Cos., Inc.	838,893
25,800	@	Covance, Inc.	1,207,182
59,100	@	Coventry Health Care, Inc.	1,272,423
37,950	S	CR Bard, Inc.	3,090,269
41,450	@	DaVita, Inc.	2,861,294
54,000	@	Dendreon Corp.	2,223,720
58,500		Densply International, Inc.	1,870,245
45,300	@	Edwards Lifesciences Corp.	3,037,365
11,400	@	Emdeon, Inc.	138,852
11,900	@	Emergency Medical Services Corp.	633,675
46,450	@	Endo Pharmaceuticals Holdings, Inc.	1,543,998
120,800	@	Forest Laboratories, Inc.	3,736,344
19,800	@	Gen-Probe, Inc.	959,508
100,050	@, S	Health Management Associates, Inc.	766,383
39,750	@	Health Net, Inc.	1,080,803
36,500	@	Henry Schein, Inc.	2,138,170
25,200		Hill-Rom Holdings, Inc.	904,428
103,450	@	Hologic, Inc.	1,656,235
66,250	@	Hospira, Inc.	3,776,913
74,800	@	Human Genome Sciences, Inc.	2,228,292
68,000	@	Humana, Inc.	3,416,320
23,000	@, L	Idexx Laboratories, Inc.	1,419,560
48,650	@	Illumina, Inc.	2,393,580
15,650	@	Intuitive Surgical, Inc.	4,440,531
25,000	@	Kinetic Concepts, Inc.	914,500
99,750	@, S	King Pharmaceuticals, Inc.	993,510
41,700	@	Laboratory Corp. of America Holdings	3,270,531
72,961	@	Life Technologies Corp.	3,406,549
22,100	@	LifePoint Hospitals, Inc.	774,826
39,700		Lincare Holdings, Inc.	996,073
18,850	@	Mednax, Inc.	1,004,705
13,400	@	Mettler Toledo International, Inc.	1,667,496
123,300	@, L	Mylan Laboratories	2,319,273
39,100	@	Myriad Genetics, Inc.	641,631
48,050		Omnicare, Inc.	1,147,434
40,750		Patterson Cos., Inc.	1,167,488
47,050		PerkinElmer, Inc.	1,088,737
32,300		Perrigo Co.	2,074,306
42,150		Pharmaceutical Product Development, Inc.	1,044,899
59,550		Quest Diagnostics	3,005,489
25,900	@	Regeneron Pharmaceuticals, Inc.	709,660
60,600	@	Resmed, Inc.	1,988,286
24,400	@	SXC Health Solutions Corp.	889,868
20,500	@	Talecris Biotherapeutics Holdings Corp.	469,040
14,850		Techne Corp.	916,691
15,950		Teleflex, Inc.	905,641
193,450	@, S	Tenet Healthcare Corp.	913,084
22,900	@	Thoratec Corp.	846,842

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
19,800	@	United Therapeutics Corp.	$1,108,998
35,900		Universal Health Services, Inc.	1,395,074
49,350	@	Varian Medical Systems, Inc.	2,985,675
34,350	@	VCA Antech, Inc.	724,442
80,800	@	Vertex Pharmaceuticals, Inc.	2,793,256
36,000	@	Warner Chilcott PLC	807,840
37,150	@	Waters Corp.	2,629,477
44,650	@	Watson Pharmaceuticals, Inc.	1,889,142
			123,327,800
		Industrials: 12.1%
40,550	@	Aecom Technology Corp.	983,743
37,200	@	AGCO Corp.	1,451,172
16,450		Alexander & Baldwin, Inc.	573,118
13,200	@	Alliant Techsystems, Inc.	995,280
42,450		Ametek, Inc.	2,027,837
133,000	@, S	AMR Corp.	833,910
8,000	@	Armstrong World Industries, Inc.	332,080
44,150		Avery Dennison Corp.	1,638,848
46,175	@	Babcock & Wilcox Co.	982,604
38,350	@	BE Aerospace, Inc.	1,162,389
30,000		Bucyrus International, Inc.	2,080,500
24,300		Carlisle Cos., Inc.	727,785
66,250		CH Robinson Worldwide, Inc.	4,632,200
40,400	@	Chicago Bridge & Iron Co. NV	987,780
53,050		Cintas Corp.	1,461,528
10,200	@	CNH Global NV	373,728
55,800	@, L	Continental Airlines, Inc.	1,386,072
21,550		Con-way, Inc.	667,835
66,900	@	Cooper Industries PLC	3,273,417
12,200		Copa Holdings S.A.	657,702
28,900	@	Copart, Inc.	952,833
45,450	@	Corrections Corp. of America	1,121,706
51,750	@	Covanta Holding Corp.	815,063
19,700		Crane Co.	747,418
80,100		Cummins, Inc.	7,255,458
315,462	@	Delta Airlines, Inc.	3,671,978
30,800		Donaldson Co., Inc.	1,451,604
74,550	S	Dover Corp.	3,892,256
20,100		Dun & Bradstreet Corp.	1,490,214
66,950		Eaton Corp.	5,522,706
50,550		Equifax, Inc.	1,577,160
85,050		Expeditors International Washington, Inc.	3,931,862
52,850		Fastenal Co.	2,811,092
22,400		Flowserve Corp.	2,451,008
71,350	S	Fluor Corp.	3,533,966
18,750	@	FTI Consulting, Inc.	650,438
20,900		Gardner Denver, Inc.	1,121,912
18,450		GATX Corp.	540,954
20,800	@, S	General Cable Corp.	564,096
50,050		Goodrich Corp.	3,690,187
24,200		Graco, Inc.	767,866
32,150		Harsco Corp.	790,247
77,250	@	Hertz Global Holdings, Inc.	818,078
24,000		Hubbell, Inc.	1,218,000
32,450		IDEX Corp.	1,152,300
19,350	@	IHS, Inc.	1,315,800
128,600		Ingersoll-Rand PLC	4,592,306
72,950		Iron Mountain, Inc.	1,629,703
73,250		ITT Corp.	3,430,298
49,950	@	Jacobs Engineering Group, Inc.	1,933,065
36,400		JB Hunt Transport Services, Inc.	1,263,080
41,150		Joy Global, Inc.	2,893,668
40,900	@	Kansas City Southern	1,530,069
11,100	@	KAR Holdings, Inc.	139,971
64,100		KBR, Inc.	1,579,424
32,700		Kennametal, Inc.	1,011,411
21,600	@	Kirby Corp.	865,296
46,250		L-3 Communications Holdings, Inc.	3,342,488
20,000		Landstar System, Inc.	772,400
18,750		Lennox International, Inc.	781,688
17,050		Lincoln Electric Holdings, Inc.	985,831
52,550		Manitowoc Co., Inc.	636,381
32,700		Manpower, Inc.	1,706,940
143,300		Masco Corp.	1,577,733
17,450		MSC Industrial Direct Co.	942,998
28,400	@	Navistar International Corp.	1,239,376
35,900	@	Oshkosh Truck Corp.	987,250
45,600	@	Owens Corning, Inc.	1,168,728
46,750		Pall Corp.	1,946,670
64,300		Parker Hannifin Corp.	4,504,858
39,450		Pentair, Inc.	1,326,704
82,950		Pitney Bowes, Inc.	1,773,471
84,050	@	Quanta Services, Inc.	1,603,674
15,400		Regal-Beloit Corp.	903,826

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
129,810		Republic Services, Inc.	$3,957,907
59,900		Robert Half International, Inc.	1,557,400
57,000		Rockwell Automation, Inc.	3,518,610
62,850		Rockwell Collins, Inc.	3,661,013
37,500		Roper Industries, Inc.	2,444,250
82,350		RR Donnelley & Sons Co.	1,396,656
21,200		Ryder System, Inc.	906,724
33,650	@	Shaw Group, Inc.	1,129,294
23,100		Snap-On, Inc.	1,074,381
297,300		Southwest Airlines Co.	3,885,711
42,350	@	Spirit Aerosystems Holdings, Inc.	844,036
19,900		SPX Corp.	1,259,272
33,850	@	Stericycle, Inc.	2,351,898
43,350	@	Terex Corp.	993,582
109,150		Textron, Inc.	2,244,124
21,100	@	Thomas & Betts Corp.	865,522
34,550		Timken Co.	1,325,338
13,400		Toro Co.	753,482
17,100		Towers Watson & Co.	840,978
19,700	@	TransDigm Group, Inc.	1,222,385
31,700		Trinity Industries, Inc.	705,959
67,200	@	UAL Corp.	1,587,936
33,050	@	URS Corp.	1,255,239
27,050	@, L	USG Corp.	356,790
40,550		UTI Worldwide, Inc.	652,044
8,800		Valmont Industries, Inc.	637,120
41,300	@	Verisk Analytics, Inc.	1,156,813
25,700	@	WABCO Holdings, Inc.	1,077,858
19,200		Wabtec Corp.	917,568
31,000	@	Waste Connections, Inc.	1,229,460
16,950	@	Wesco International, Inc.	665,966
24,700		WW Grainger, Inc.	2,942,017
			177,572,370
		Information Technology: 14.3%
240,000	@, S	Advanced Micro Devices, Inc.	1,706,400
139,100	@	Agilent Technologies, Inc.	4,641,767
68,700	@	Akamai Technologies, Inc.	3,447,366
21,350	@, L	Alliance Data Systems Corp.	1,393,301
120,500		Altera Corp.	3,634,280
82,450	@	Amdocs Ltd.	2,363,017
69,350		Amphenol Corp.	3,396,763
119,000	S	Analog Devices, Inc.	3,734,220
36,150	@	Ansys, Inc.	1,527,338
42,600	@	AOL, Inc.	1,054,350
48,550	@, S	Arrow Electronics, Inc.	1,297,742
27,900	@	Atheros Communications, Inc.	735,165
184,100	@, S	Atmel Corp.	1,465,436
91,600	@	Autodesk, Inc.	2,928,452
42,400	@	Avago Technologies Ltd.	954,424
60,600	@	Avnet, Inc.	1,636,806
19,150	S	AVX Corp.	264,653
72,550	@, S	BMC Software, Inc.	2,936,824
54,450		Broadridge Financial Solutions ADR	1,245,272
177,400	@, S	Brocade Communications Systems, Inc.	1,036,016
155,400		CA, Inc.	3,282,048
108,050	@, S	Cadence Design Systems, Inc.	824,422
37,050	@, S, L	Ciena Corp.	576,869
74,250	@	Citrix Systems, Inc.	5,066,820
37,700	@	CommScope, Inc.	894,998
61,600		Computer Sciences Corp.	2,833,600
89,900	@, S	Compuware Corp.	766,847
39,750	@	Convergys Corp.	415,388
41,500		CoreLogic, Inc.	795,140
42,900	@	Cree, Inc.	2,329,041
65,400	@	Cypress Semiconductor Corp.	822,732
26,300		Diebold, Inc.	817,667
21,400	@	Dolby Laboratories, Inc.	1,215,734
14,150		DST Systems, Inc.	634,486
14,850	@, L	EchoStar Holding Corp.	283,338
131,700	@	Electronic Arts, Inc.	2,163,831
18,100	@	Equinix, Inc.	1,852,535
32,050	@	F5 Networks, Inc.	3,327,111
18,650		Factset Research Systems, Inc.	1,513,075
50,150	@	Fairchild Semiconductor International, Inc.	471,410
112,855		Fidelity National Information Services, Inc.	3,061,756
22,100	@, L	First Solar, Inc.	3,256,435
60,950	@	Fiserv, Inc.	3,280,329
61,250	@	Flir Systems, Inc.	1,574,125
29,200	@	Gartner, Inc.	859,648
26,300	@	Genpact Ltd.	466,299
32,600		Global Payments, Inc.	1,398,214
51,850		Harris Corp.	2,296,437
37,150	@	Hewitt Associates, Inc.	1,873,475
36,150	@	IAC/InterActiveCorp	949,661

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
36,700	@	Informatica Corp.	$1,409,647
66,100	@	Ingram Micro, Inc.	1,114,446
28,200	@	International Rectifier Corp.	594,738
49,450		Intersil Corp.	578,071
112,050	@	Intuit, Inc.	4,908,911
16,100	@	Itron, Inc.	985,803
71,950		Jabil Circuit, Inc.	1,036,800
86,150	@	JDS Uniphase Corp.	1,067,399
67,900		KLA-Tencor Corp.	2,392,117
50,550	@	Lam Research Corp.	2,115,518
37,900		Lender Processing Services, Inc.	1,259,417
31,400	@	Lexmark International, Inc.	1,401,068
89,500		Linear Technology Corp.	2,750,335
261,050	@, S	LSI Logic Corp.	1,190,388
216,250	@	Marvell Technology Group Ltd.	3,786,538
120,800		Maxim Integrated Products	2,236,008
62,300	@	McAfee, Inc.	2,944,298
90,850	@	MEMC Electronic Materials, Inc.	1,082,932
73,550	L	Microchip Technology, Inc.	2,313,148
341,800	@, S	Micron Technology, Inc.	2,464,378
32,100	@	Micros Systems, Inc.	1,358,793
53,150		Molex, Inc.	1,112,430
50,450	@	Monster Worldwide, Inc.	653,832
23,100		National Instruments Corp.	754,446
95,050		National Semiconductor Corp.	1,213,789
64,000	@	NCR Corp.	872,320
137,650	@	NetApp, Inc.	6,853,594
29,900	@	NeuStar, Inc.	743,314
139,100	@, S	Novell, Inc.	830,427
38,350	@	Novellus Systems, Inc.	1,019,343
90,850	@	Nuance Communications, Inc.	1,420,894
228,550	@	Nvidia Corp.	2,669,464
171,700	@, S	ON Semiconductor Corp.	1,237,957
128,900		Paychex, Inc.	3,543,461
91,600	@, S	PMC - Sierra, Inc.	674,176
34,000	@	Polycom, Inc.	927,520
44,550	@	QLogic Corp.	785,862
41,950	@	Rambus, Inc.	874,238
75,350	@	Red Hat, Inc.	3,089,350
40,800	@	Rovi Corp.	2,056,728
123,600	@	SAIC, Inc.	1,975,128
45,750	@	Salesforce.com, Inc.	5,114,850
91,900	@	Sandisk Corp.	3,368,135
194,750	@	Seagate Technology, Inc.	2,294,155
18,350	@	Silicon Laboratories, Inc.	672,528
70,700	@	Skyworks Solutions, Inc.	1,462,076
28,000		Solera Holdings, Inc.	1,236,480
38,900	@	Sunpower Corp. - Class A	560,160
59,800	@	Synopsys, Inc.	1,481,246
20,600	@	Tech Data Corp.	830,180
153,950	S	Tellabs, Inc.	1,146,928
66,650	@	Teradata Corp.	2,570,024
71,950	@	Teradyne, Inc.	801,523
65,750		Total System Services, Inc.	1,002,030
48,450	@	Trimble Navigation Ltd.	1,697,688
29,800	@	Varian Semiconductor Equipment Associates, Inc.	857,644
72,850	@	VeriSign, Inc.	2,312,259
68,850	@	Vishay Intertechnology, Inc.	666,468
4,917	@	Vishay Precision Group, Inc.	76,754
17,500	@	VistaPrint NV	676,375
21,410	@	WebMD Health Corp.	1,067,717
91,500	@	Western Digital Corp.	2,597,685
268,500		Western Union Co.	4,744,395
550,817	S	Xerox Corp.	5,700,956
110,500		Xilinx, Inc.	2,940,405
23,100	@	Zebra Technologies Corp.	777,084
			210,257,834
		Materials: 5.7%
33,350		Airgas, Inc.	2,266,133
43,850		AK Steel Holding Corp.	605,569
36,500		Albemarle Corp.	1,708,565
39,350		Allegheny Technologies, Inc.	1,827,808
27,100		Aptargroup, Inc.	1,237,657
31,400		Ashland, Inc.	1,531,378
36,850		Ball Corp.	2,168,623
43,550		Bemis Co.	1,382,713
26,100		Cabot Corp.	850,077
17,550		Carpenter Technology Corp.	591,611
62,550		Celanese Corp.	2,007,855
28,383		CF Industries Holdings, Inc.	2,710,577
54,150		Cliffs Natural Resources, Inc.	3,461,268
45,550		Commercial Metals Co.	660,020
13,100		Compass Minerals International, Inc.	1,003,722
64,650	@	Crown Holdings, Inc.	1,852,869

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Materials (continued)
19,500		Cytec Industries, Inc.	$1,099,410
16,800		Domtar Corp.	1,084,944
17,550		Eagle Materials, Inc.	415,935
28,900		Eastman Chemical Co.	2,138,600
93,250		Ecolab, Inc.	4,731,505
29,000		FMC Corp.	1,983,890
13,800		Greif, Inc. - Class A	811,992
75,450		Huntsman Corp.	872,202
31,800		International Flavors & Fragrances, Inc.	1,542,936
174,450	S	International Paper Co.	3,794,288
17,800	@, L	Intrepid Potash, Inc.	464,046
27,200		Lubrizol Corp.	2,882,384
18,150	L	Martin Marietta Materials, Inc.	1,397,006
68,250		MeadWestvaco Corp.	1,663,935
51,800		Nalco Holding Co.	1,305,878
65,850	@	Owens-Illinois, Inc.	1,847,751
41,250		Packaging Corp. of America	955,763
53,050	@	Pactiv Corp.	1,749,589
66,450		PPG Industries, Inc.	4,837,560
29,600		Reliance Steel & Aluminum Co.	1,229,288
19,000		Royal Gold, Inc.	946,960
51,750		RPM International, Inc.	1,030,860
8,750		Schnitzer Steel Industries, Inc.	422,450
18,350		Scotts Miracle-Gro Co.	949,246
63,650		Sealed Air Corp.	1,430,852
36,850		Sherwin-Williams Co.	2,768,909
48,450		Sigma-Aldrich Corp.	2,925,411
40,150		Sonoco Products Co.	1,342,616
86,550		Steel Dynamics, Inc.	1,221,221
42,950		Temple-Inland, Inc.	801,447
34,150	@	Titanium Metals Corp.	681,634
57,300	L	United States Steel Corp.	2,512,032
39,650		Valspar Corp.	1,262,853
51,000		Vulcan Materials Co.	1,882,920
21,400		Walter Industries, Inc.	1,739,606
			84,594,364
		Telecommunication Services: 2.0%
120,035		CenturyTel, Inc.	4,736,581
60,000	@, S	Clearwire Corp.	485,400
116,000	@, S	Crown Castle International Corp.	5,121,400
393,300		Frontier Communications Corp.	3,213,261
24,400	@	Leap Wireless International, Inc.	301,340
661,250	@, S	Level 3 Communications, Inc.	619,790
100,450	@	MetroPCS Communications, Inc.	1,050,707
66,800	@	NII Holdings, Inc.	2,745,480
693,500	S	Qwest Communications International, Inc.	4,348,245
46,700	@	SBA Communications Corp.	1,882,010
33,750		Telephone & Data Systems, Inc.	1,107,000
60,600	@	TW Telecom, Inc.	1,125,342
6,200	@	US Cellular Corp.	285,014
193,000		Windstream Corp.	2,371,970
			29,393,540
		Utilities: 6.6%
267,500	@	AES Corp.	3,036,125
31,100		AGL Resources, Inc.	1,192,996
67,700		Allegheny Energy, Inc.	1,660,004
44,200		Alliant Energy Corp.	1,606,670
95,250		Ameren Corp.	2,705,100
69,800		American Water Works Co., Inc.	1,624,246
54,750		Aqua America, Inc.	1,116,900
37,200		Atmos Energy Corp.	1,088,100
139,500	@	Calpine Corp.	1,736,775
157,600		CenterPoint Energy, Inc.	2,477,472
91,850		CMS Energy Corp.	1,655,137
112,650		Consolidated Edison, Inc.	5,431,983
73,750		Constellation Energy Group, Inc.	2,377,700
47,550		DPL, Inc.	1,242,482
67,250		DTE Energy Co.	3,088,793
130,100		Edison International	4,474,139
28,700		Energen Corp.	1,312,164
121,800		FirstEnergy Corp.	4,694,172
54,150		Great Plains Energy, Inc.	1,023,435
37,250		Hawaiian Electric Industries	839,615
30,700		Integrys Energy Group, Inc.	1,598,242
20,000		ITC Holdings Corp.	1,245,000
75,150		MDU Resources Group, Inc.	1,499,243
58,050	@	Mirant Corp.	578,178
29,400		National Fuel Gas Co.	1,523,214
110,750		NiSource, Inc.	1,927,050
70,300		Northeast Utilities	2,078,771
101,950	@	NRG Energy, Inc.	2,122,599
42,650		NSTAR	1,678,278
93,800		NV Energy, Inc.	1,233,470
38,800		OGE Energy Corp.	1,546,956

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Utilities (continued)
42,450		Oneok, Inc.	$1,911,948
7,800	L	Ormat Technologies, Inc.	227,526
89,150		Pepco Holdings, Inc.	1,658,190
43,350		Pinnacle West Capital Corp.	1,789,055
186,200		PPL Corp.	5,070,226
114,700		Progress Energy, Inc.	5,094,974
69,950		Questar Corp.	1,226,224
141,250	@, S	RRI Energy, Inc.	501,438
45,150		SCANA Corp.	1,820,448
98,850		Sempra Energy	5,318,130
85,450		TECO Energy, Inc.	1,479,994
43,550		UGI Corp.	1,245,966
32,400		Vectren Corp.	838,188
44,200		Westar Energy, Inc.	1,070,966
46,650		Wisconsin Energy Corp.	2,696,370
183,550		Xcel Energy, Inc.	4,216,144
			97,580,796
		Total Common Stock
		(Cost $1,078,795,235)	1,323,338,096
REAL ESTATE INVESTMENT TRUSTS: 5.5%
		Financials: 5.5%
17,700		Alexandria Real Estate Equities, Inc.	1,239,000
67,150		AMB Property Corp.	1,777,461
238,550		Annaly Capital Management, Inc.	4,198,480
46,612		Apartment Investment & Management Co.	996,565
33,140		AvalonBay Communities, Inc.	3,444,240
55,550		Boston Properties, Inc.	4,617,316
52,450		Brandywine Realty Trust	642,513
25,500		BRE Properties, Inc.	1,058,250
26,300		Camden Property Trust	1,261,611
306,800	S	Chimera Investment Corp.	1,211,860
25,787		CommonWealth REIT	660,147
23,600		Corporate Office Properties Trust SBI MD	880,516
79,600		Developers Diversified Realty Corp.	893,112
31,200	L	Digital Realty Trust, Inc.	1,925,040
48,850		Douglas Emmett, Inc.	855,364
89,650		Duke Realty Corp.	1,039,044
113,050		Equity Residential	5,377,789
12,050		Essex Property Trust, Inc.	1,318,752
24,500	S	Federal Realty Investment Trust	2,000,670
98,700		General Growth Properties, Inc.	1,539,720
117,450		HCP, Inc.	4,225,851
49,550		Health Care Real Estate Investment Trust, Inc.	2,345,697
49,300		Hospitality Properties Trust	1,100,869
262,924		Host Hotels & Resorts, Inc.	3,807,140
162,050		Kimco Realty Corp.	2,552,288
45,200		Liberty Property Trust	1,441,880
51,798		Macerich Co.	2,224,724
31,700		Mack-Cali Realty Corp.	1,036,907
47,850		Nationwide Health Properties, Inc.	1,850,360
20,900		Piedmont Office Realty Trust, Inc.	395,219
65,050		Plum Creek Timber Co., Inc.	2,296,265
190,300		Prologis	2,241,734
32,000		Rayonier, Inc.	1,603,840
41,700		Realty Income Corp.	1,406,124
32,700		Regency Centers Corp.	1,290,669
50,900		Senior Housing Properties Trust	1,196,150
31,100		SL Green Realty Corp.	1,969,563
21,800		Taubman Centers, Inc.	972,498
64,768		UDR, Inc.	1,367,900
62,650		Ventas, Inc.	3,230,861
64,550		Vornado Realty Trust	5,520,962
48,000		Weingarten Realty Investors	1,047,360
		Total Real Estate Investment Trusts
		(Cost $61,701,529)	82,062,311
		Total Long-Term Investments
		(Cost $1,140,496,764)	1,405,400,407
SHORT-TERM INVESTMENTS: 7.0%
		Affiliated Mutual Fund: 4.2%
62,258,000		ING Institutional Prime Money Market Fund - Class I	62,258,000
		Total Mutual Fund
		(Cost $62,258,000)	62,258,000
		Securities Lending Collateral(cc): 2.8%
40,277,043		BNY Mellon Overnight Government Fund (1)	40,277,043
268,841	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	215,073
		Total Securities Lending Collateral
		(Cost $40,545,884)	40,492,116

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Total Short-Term Investments
		(Cost $102,803,884)		$102,750,116
		Total Investments in Securities
		(Cost $1,243,300,648)*	102.3%	$1,508,150,523
		Other Assets and Liabilities - Net	(2.3)	(34,287,446)
		Net Assets	100.0%	$1,473,863,077

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $1,254,954,238.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$291,809,042
		Gross Unrealized Depreciation		(38,612,757)
		Net Unrealized Appreciation		$253,196,285

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$1,323,338,096	$—	$—	$1,323,338,096
Real Estate Investment Trusts	82,062,311	—	—	82,062,311
Short-Term Investments	102,535,043	—	215,073	102,750,116
Total Investments, at value	$1,507,935,450	$—	$215,073	$1,508,150,523
Other Financial Instruments+:
Futures	1,529,959	—	—	1,529,959
Total Assets	$1,509,465,409	$—	$215,073	$1,509,680,482

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$215,073	$—	$—	$—	$—	$—	$—	$—	$215,073
Total Investments, at value	$215,073	$—	$—	$—	$—	$—	$—	$—	$215,073

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Russell™ Mid Cap Index Portfolio Open Futures Contracts on September 30, 2010:

	Number of		Notional	Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P Mid 400 E-Mini	357	12/17/10	$28,563,570	$1,529,959
			$28,563,570	$1,529,959

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 87.0%
		Consumer Discretionary: 13.1%
30,910	@	99 Cents Only Stores	$583,581
25,880	@, L	AFC Enterprises	320,912
9,540	L	Ambassadors Group, Inc.	108,184
77,370	@, L	American Apparel, Inc.	95,165
33,460	@	American Axle & Manufacturing Holdings, Inc.	301,809
25,520		American Greetings Corp.	474,417
12,030	@	American Public Education, Inc.	395,306
8,060	@, L	America’s Car-Mart, Inc.	202,951
20,700	@, L	Amerigon, Inc.	213,210
14,680		Ameristar Casinos, Inc.	256,166
37,520	@	AnnTaylor Stores Corp.	759,405
18,890		Arbitron, Inc.	528,353
12,800	@	Arctic Cat, Inc.	131,200
20,880	@	Asbury Automotive Group, Inc.	293,782
10,160	@	Ascent Media Corp.	271,374
10,300	@	Audiovox Corp.	70,452
20,900	@	Ballantyne Strong, Inc.	180,785
23,600	L	Barnes & Noble, Inc.	382,556
40,600	@, L	Beazer Homes USA, Inc.	167,678
24,360		Bebe Stores, Inc.	175,636
59,600	@, L	Belo Corp.	369,520
14,350	L	Big 5 Sporting Goods Corp.	192,577
871	@	Biglari Holdings, Inc.	286,254
11,880	@	BJ’s Restaurants, Inc.	334,541
7,620	@, L	Blue Nile, Inc.	339,014
3,800	L	Blyth, Inc.	156,712
21,050		Bob Evans Farms, Inc.	590,874
8,400	@, L	Bon-Ton Stores, Inc.	85,428
67,350	@	Borders Group, Inc.	80,147
32,800	@, L	Boyd Gaming Corp.	237,800
13,750	@, L	Bridgepoint Education, Inc.	212,575
12,600	@, L	Brookfield Homes Corp.	103,194
26,460		Brown Shoe Co., Inc.	303,496
64,060		Brunswick Corp.	974,993
17,280	L	Buckle, Inc.	458,611
12,200	@, L	Buffalo Wild Wings, Inc.	584,258
8,850	@, L	Build-A-Bear Workshop, Inc.	53,543
21,280	@, L	Cabela’s, Inc.	403,894
12,420	@	California Pizza Kitchen, Inc.	211,885
44,850		Callaway Golf Co.	313,950
11,580	@	Capella Education Co.	898,840
18,000	@	Carrols Restaurant Group, Inc.	95,400
44,990	@	Carter’s, Inc.	1,184,587
21,520		Cato Corp.	575,875
4,560	@, L	Cavco Industries, Inc.	163,750
14,440	@, L	CEC Entertainment, Inc.	495,725
76,340	@, S	Charming Shoppes, Inc.	268,717
43,510	@	Cheesecake Factory	1,151,710
5,080		Cherokee, Inc.	92,659
19,070	@	Childrens Place Retail Stores, Inc.	930,044
20,980		Christopher & Banks Corp.	165,952
6,127	L	Churchill Downs, Inc.	218,856
38,020		Cinemark Holdings, Inc.	612,122
10,010	@	Citi Trends, Inc.	242,342
35,630	@, S	CKX, Inc.	174,587
21,400	@, L	Coinstar, Inc.	919,986
30,370	@, S	Coldwater Creek, Inc.	160,050
48,780	@	Collective Brands, Inc.	787,309
7,710		Columbia Sportswear Co.	450,572
7,820	@, L	Conn’s, Inc.	36,363
33,890		Cooper Tire & Rubber Co.	665,261
9,350	@, L	Core-Mark Holding Co., Inc.	289,476
58,760	@, L	Corinthian Colleges, Inc.	412,495
3,890		CPI Corp.	100,673
16,730		Cracker Barrel Old Country Store	849,215
47,570	@	CROCS, Inc.	618,886
6,890	L	CSS Industries, Inc.	119,128
9,500	@	Culp, Inc.	93,100
98,410	@	Dana Holding Corp.	1,212,411
27,600	@	Deckers Outdoor Corp.	1,378,896
66,060	@, S	Denny’s Corp.	205,447
2,480	@, S	Destination Maternity Corp.	81,642
33,100	@	Dex One Corp.	406,468
26,910		Dillard’s, Inc.	636,152
11,900	@, L	DineEquity, Inc.	535,262
27,260	@	Domino’s Pizza, Inc.	360,377

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
10,630	@, L	Dorman Products, Inc.	$327,617
43,962	@	Dress Barn, Inc.	1,044,098
16,310	@	Drew Industries, Inc.	340,227
52,860	@, S	Drugstore.Com	101,491
9,850	@	DSW, Inc.	282,695
186,290	@, S, L	Eastman Kodak Co.	782,418
14,340		Ethan Allen Interiors, Inc.	250,376
23,050	@, L	EW Scripps Co.	181,634
41,020	@, S, L	Exide Technologies	196,486
11,600	@	Express, Inc.	176,436
34,189		Finish Line	475,569
4,570	@	Fisher Communications, Inc.	79,655
18,090		Fred’s, Inc.	213,462
7,920	@	Fuel Systems Solutions, Inc.	309,751
26,810	@	Furniture Brands International, Inc.	144,238
7,220		Gaiam, Inc.	48,302
21,340	@, S	Gaylord Entertainment Co.	650,870
13,330	@, L	Genesco, Inc.	398,300
8,810	@	G-III Apparel Group Ltd.	276,458
14,052	@, L	Global Sources Ltd.	106,093
20,810	@	Grand Canyon Education, Inc.	456,363
14,760	@, L	Group 1 Automotive, Inc.	441,029
19,480	@	Gymboree Corp.	809,199
23,260		Harte-Hanks, Inc.	271,444
13,050	@	Haverty Furniture Cos., Inc.	142,376
19,510	@	Helen of Troy Ltd.	493,408
8,400	@	hhgregg, Inc.	207,984
18,850	@	Hibbett Sporting Goods, Inc.	470,308
10,820		Hooker Furniture Corp.	125,837
34,980	S	HOT Topic, Inc.	209,530
39,560	@, L	Hovnanian Enterprises, Inc.	155,471
26,500	@	HSN, Inc.	792,350
44,650	@	Iconix Brand Group, Inc.	781,375
26,750	@, L	Interval Leisure Group, Inc.	360,323
14,680	@, L	iRobot Corp.	272,608
34,220	@	Jack in the Box, Inc.	733,677
20,080	@	Jakks Pacific, Inc.	354,211
53,900	@, S	Jamba, Inc.	118,041
16,630	@	Jo-Ann Stores, Inc.	740,867
36,900	@, L	Joe’s Jeans, Inc.	77,859
59,340	L	Jones Apparel Group, Inc.	1,165,438
17,130	@	JoS. A Bank Clothiers, Inc.	729,909
30,600	@, S	Journal Communications, Inc.	138,006
15,510	@	K12, Inc.	450,255
11,050	@	Kenneth Cole Productions, Inc.	184,204
20,700	@	Kid Brands, Inc.	178,020
8,260	@, L	Kirkland’s, Inc.	114,484
19,420	@	Knology, Inc.	260,811
37,800	@, S	Krispy Kreme Doughnuts, Inc.	173,124
18,400	@	K-Swiss, Inc.	234,600
43,100	@	La-Z-Boy, Inc.	363,764
17,050	@, S	Leapfrog Enterprises, Inc.	93,434
27,400	@, L	Life Time Fitness, Inc.	1,081,478
8,400	@	Lifetime Brands, Inc.	126,840
23,670	@	Lin TV Corp.	105,095
11,590	@	Lincoln Educational Services Corp.	167,012
46,200	@	Lions Gate Entertainment Corp.	339,570
96,927	@	Live Nation, Inc.	957,639
54,920	@, L	Liz Claiborne, Inc.	333,914
19,020	@, S	Lodgenet Entertainment Corp.	53,256
17,680	@, L	Lumber Liquidators	434,398
11,580	@, L	M/I Homes, Inc.	120,085
10,900		Mac-Gray Corp.	132,217
13,680	@	Maidenform Brands, Inc.	394,668
12,980		Marcus Corp.	153,813
18,000	@	MarineMax, Inc.	126,720
20,680		Matthews International Corp. - Class A	731,245
43,600	@, L	McClatchy Co.	171,348
12,850	@	McCormick & Schmick’s Seafood Restaurants, Inc.	99,973
16,300	@	Media General, Inc.	146,048
33,730	@	Mediacom Communications Corp.	222,955
31,600		Men’s Wearhouse, Inc.	751,764
21,410	@	Meritage Homes Corp.	420,064
13,700	@	Midas, Inc.	104,257
29,700	@	Modine Manufacturing Co.	385,209
5,020	@, L	Monarch Casino & Resort, Inc.	56,274
13,310		Monro Muffler, Inc.	613,724
19,400	@, L	Morgans Hotel Group Co.	142,008
8,950	@	Movado Group, Inc.	97,376
28,300		National CineMedia, Inc.	506,570
3,860		National Presto Industries, Inc.	410,974
21,240		Nutri/System, Inc.	408,658
19,350	@, L	O’Charleys, Inc.	139,127

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
58,150	@	OfficeMax, Inc.	$761,184
58,200	@	Orient-Express Hotels Ltd.	648,930
10,360	@, L	Overstock.com, Inc.	162,859
5,070		Oxford Industries, Inc.	120,565
41,490	@, S	Pacific Sunwear of California	216,993
16,110	@	Papa John’s International, Inc.	424,982
6,440	@, L	Peet’s Coffee & Tea, Inc.	220,441
26,600	@, L	Penske Auto Group, Inc.	351,120
31,850	L	PEP Boys-Manny Moe & Jack	336,973
6,560	@	Perry Ellis International, Inc.	143,336
9,900		PetMed Express, Inc.	173,250
14,750		PF Chang’s China Bistro, Inc.	681,450
65,210	@	Pier 1 Imports, Inc.	534,070
36,140	@	Pinnacle Entertainment, Inc.	402,961
33,640	@, L	Playboy Enterprises, Inc.	172,910
21,700		Polaris Industries, Inc.	1,412,670
34,870		Pool Corp.	699,841
5,280	@, L	Pre-Paid Legal Services, Inc.	329,947
38,400	@, L	Princeton Review, Inc.	78,336
64,110	@, S	Quiksilver, Inc.	250,670
12,460	@	RC2 Corp.	261,037
11,400	@	Red Robin Gourmet Burgers, Inc.	223,554
36,610		Regis Corp.	700,349
48,840		Rent-A-Center, Inc.	1,093,039
6,700	@	Rentrak Corp.	169,309
17,300	@	Retail Ventures, Inc.	186,148
43,380	@	Ruby Tuesday, Inc.	514,921
8,700	@	Rue21, Inc.	224,547
39,602	@, S	Ruth’s Chris Steak House	158,804
29,550		Ryland Group, Inc.	529,536
97,700	@, L	Saks, Inc.	840,220
58,800	@, L	Sally Beauty Holdings, Inc.	658,560
17,620		Scholastic Corp.	490,188
40,000	@	Scientific Games Corp.	388,000
20,440	@, S	Sealy Corp.	49,874
37,300	@	Select Comfort Corp.	252,894
35,980	@	Shuffle Master, Inc.	302,592
16,310	@, L	Shutterfly, Inc.	423,897
24,250	@, S	Sinclair Broadcast Group, Inc.	170,235
24,140	@	Skechers USA, Inc.	567,049
6,770		Skyline Corp.	137,160
38,920	@, L	Smith & Wesson Holding Corp.	138,555
28,160	@, L	Sonic Automotive, Inc.	276,813
38,880	@	Sonic Corp.	314,150
47,280		Sotheby’s	1,740,850
25,630	S	Spartan Motors, Inc.	118,923
9,860		Speedway Motorsports, Inc.	154,605
25,260		Stage Stores, Inc.	328,380
13,850		Standard Motor Products, Inc.	145,841
76,180	@	Standard-Pacific Corp.	302,435
15,150	@, L	Stein Mart, Inc.	133,775
9,880	@	Steiner Leisure Ltd.	376,428
4,590	@	Steinway Musical Instruments	79,040
15,510	@	Steven Madden Ltd.	636,841
47,750	S	Stewart Enterprises, Inc.	257,373
10,200	@	Stoneridge, Inc.	107,202
10,840		Sturm Ruger & Co., Inc.	147,858
15,100	@	Summer Infant, Inc.	118,082
15,260		Superior Industries International	263,693
9,100	@, L	SuperMedia, Inc.	96,187
7,570	@, L	Systemax, Inc.	92,960
43,110	@	Talbots, Inc.	564,741
42,460	@	Tenneco, Inc.	1,230,066
35,420	@	Texas Roadhouse, Inc.	498,005
25,350	@, L	Timberland Co.	502,184
14,930	@	True Religion Apparel, Inc.	318,606
22,660	@, S	Tuesday Morning Corp.	108,088
18,600	@	Ulta Salon Cosmetics & Fragrance, Inc.	543,120
23,690	@, L	Under Armour, Inc.	1,066,998
11,050	@	Universal Electronics, Inc.	230,393
13,270	@, L	Universal Technical Institute, Inc.	259,429
27,960	@	Vail Resorts, Inc.	1,049,059
35,340	@	Valassis Communications, Inc.	1,197,673
10,300	@	Vitacost.com, Inc.	61,903
9,400	@	Vitamin Shoppe, Inc.	258,030
11,910	@, L	Volcom, Inc.	227,719
30,680	@	Warnaco Group, Inc.	1,568,668
25,000	@, S	Warner Music Group Corp.	112,500
6,340	@, L	West Marine, Inc.	64,414
64,220	@, S	Wet Seal, Inc.	217,706
6,590		Weyco Group, Inc.	159,610
19,980	@	Winnebago Industries	208,192
37,360		Wolverine World Wide, Inc.	1,083,814

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
14,380		World Wrestling Entertainment, Inc.	$200,026
14,750	@, L	Zumiez, Inc.	312,110
			92,555,733
		Consumer Staples: 2.9%
5,490		Alico, Inc.	127,588
56,740	@, S	Alliance One International, Inc.	235,471
14,140		Andersons, Inc.	535,906
28,890		B&G Foods, Inc.	315,479
6,750	@, L	Boston Beer Co., Inc.	451,373
9,670		Calavo Growers, Inc.	209,646
11,600		Cal-Maine Foods, Inc.	336,168
27,170		Casey’s General Stores, Inc.	1,134,348
27,200	@	Central Garden & Pet Co.	281,792
28,220	@	Chiquita Brands International, Inc.	373,633
4,400		Coca-Cola Bottling Co. Consolidated	232,892
57,170	@	Darling International, Inc.	487,088
13,580	S, L	Diamond Foods, Inc.	556,644
24,100	@, L	Dole Food Co., Inc.	220,515
17,290	@, L	Elizabeth Arden, Inc.	345,627
6,960	L	Farmer Bros Co.	111,360
26,510	@	Fresh Del Monte Produce, Inc.	575,267
21,350	@, L	Great Atlantic & Pacific Tea Co.	84,546
27,130	@	Hain Celestial Group, Inc.	650,577
46,980	@, S	Heckmann Corp.	183,222
15,660	L	Imperial Sugar Co.	204,833
10,540		Ingles Markets, Inc.	175,069
5,470		Inter Parfums, Inc.	96,217
10,220		J&J Snack Foods Corp.	428,525
15,130		Lancaster Colony Corp.	718,675
21,300		Lance, Inc.	453,690
5,680	@, L	Medifast, Inc.	154,098
5,630		Nash Finch Co.	239,500
7,200	@	National Beverage Corp.	100,800
37,270	L	Nu Skin Enterprises, Inc.	1,073,376
7,500	@	Nutraceutical International Corp.	117,675
5,200		Oil-Dri Corp. of America	111,852
8,710	@	Pantry, Inc.	209,998
34,600	@	Pilgrim’s Pride Corp.	194,452
29,880	@	Prestige Brands Holdings, Inc.	295,513
11,260	L	Pricesmart, Inc.	328,004
340,900	@, L	Rite Aid Corp.	321,469
33,170	S	Ruddick Corp.	1,150,336
16,340		Sanderson Farms, Inc.	707,359
6,330	@	Seneca Foods Corp.	165,783
41,210	@, S	Smart Balance, Inc.	159,895
20,640	L	Spartan Stores, Inc.	299,280
12,400	@	Spectrum Brands Holdings, Inc.	337,032
42,250	@, L	Star Scientific, Inc.	88,725
11,240	@, L	Synutra International, Inc.	129,822
18,870		Tootsie Roll Industries, Inc.	469,486
25,010	@	TreeHouse Foods, Inc.	1,152,961
31,830	@, L	United Natural Foods, Inc.	1,054,846
16,070		Universal Corp.	644,246
5,150	@, L	USANA Health Sciences, Inc.	207,854
28,382	L	Vector Group Ltd.	530,743
3,210		Village Super Market	89,687
10,790		WD-40 Co.	410,236
8,200		Weis Markets, Inc.	320,866
38,200	@	Winn-Dixie Stores, Inc.	272,366
			20,864,411
		Energy: 5.2%
51,360	@	Allis-Chalmers Energy, Inc.	214,171
35,600	@	American Oil & Gas, Inc.	288,360
5,370		Apco Oil and Gas International, Inc.	185,856
12,900	@	Approach Resources, Inc.	144,222
26,670	@, L	ATP Oil & Gas Corp.	364,046
17,120	@	Basic Energy Services, Inc.	145,862
36,870		Berry Petroleum Co.	1,169,885
27,460	@	Bill Barrett Corp.	988,560
55,170	@, L	BPZ Energy, Inc.	211,301
83,380	@	Brigham Exploration Co.	1,563,375
26,630	@	Bristow Group, Inc.	960,810
64,280	@, S	Cal Dive International, Inc.	351,612
32,500	@	Callon Petroleum Co.	160,875
13,910		CARBO Ceramics, Inc.	1,126,710
18,100	@	Carrizo Oil & Gas, Inc.	433,314
49,230	@, L	Cheniere Energy, Inc.	124,060
3,400	@	Clayton Williams Energy, Inc.	172,006
24,340	@, L	Clean Energy Fuels Corp.	345,871
21,700	@	Cloud Peak Energy, Inc.	396,025
61,540	@, S	Complete Production Services, Inc.	1,258,493
9,220	@, L	Contango Oil & Gas Co.	462,475
25,020	@	Crosstex Energy, Inc.	197,658

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Energy (continued)
15,900	@	CVR Energy, Inc.	$131,175
9,070	@	Dawson Geophysical Co.	241,716
113,500	@, L	Delta Petroleum Corp.	89,279
34,450	@	DHT Maritime, Inc.	142,279
23,520	@	Dril-Quip, Inc.	1,460,827
80,150	@, L	Endeavour International Corp.	103,394
20,400	@	Energy Partners Ltd.	245,004
33,900	@, L	Energy XXI Bermuda Ltd.	783,429
41,190	@, S	FX Energy, Inc.	170,527
36,328	@	General Maritime Corp.	178,370
9,900	@	Georesources, Inc.	157,410
11,400	@	Global Geophysical Services, Inc.	83,106
67,660	@, S	Global Industries Ltd.	370,100
31,700	@, L	GMX Resources, Inc.	154,062
4,504	@	Golar LNG Energy Ltd.	6,717
31,530	L	Golar LNG Ltd.	394,756
17,090	@	Goodrich Petroleum Corp.	249,001
6,590	L	Gulf Island Fabrication, Inc.	119,938
14,220	@	Gulfmark Offshore, Inc.	436,838
15,900	@	Gulfport Energy Corp.	220,056
3,024		Halliburton Co.	100,004
22,800	@	Harvest Natural Resources, Inc.	237,576
71,800	@	Helix Energy Solutions Group, Inc.	799,852
72,090	@, S	Hercules Offshore, Inc.	191,039
17,340	@	Hornbeck Offshore Services, Inc.	337,957
71,390	@	International Coal Group, Inc.	379,795
85,680	@, S	ION Geophysical Corp.	440,395
19,590	@	James River Coal Co.	343,413
93,010	@	Key Energy Services, Inc.	884,525
9,840	@	Knightsbridge Tankers Ltd.	185,976
71,200	@	Kodiak Oil & Gas Corp.	241,368
13,900	@, L	L&L Energy, Inc.	111,478
20,620		Lufkin Industries, Inc.	905,218
50,500	@, S	Magnum Hunter Resources Corp.	209,070
17,160	@	Matrix Service Co.	150,150
46,070	@, L	McMoRan Exploration Co.	792,865
12,400	@, L	Miller Petroleum, Inc.	66,836
9,310	@	Natural Gas Services Group, Inc.	137,509
54,440	@	Newpark Resources	457,296
30,880	L	Nordic American Tanker Shipping	826,349
22,720	@	Northern Oil And Gas, Inc.	384,877
24,700	@	Oasis Petroleum, Inc.	479,304
16,000	L	Overseas Shipholding Group	549,120
2,150	@	OYO Geospace Corp.	124,442
4,990		Panhandle Oil and Gas, Inc.	123,203
44,900	@, S	Parker Drilling Co.	195,315
45,200	@, L	Patriot Coal Corp.	515,732
29,280		Penn Virginia Corp.	469,651
13,110	@	Petroleum Development Corp.	361,836
32,110	@, S	Petroquest Energy, Inc.	195,550
9,060	@	PHI, Inc.	146,591
31,800	@, S	Pioneer Drilling Co.	202,884
20,600	@	Resolute Energy Corp.	227,836
22,830	@, L	Rex Energy Corp.	292,224
4,630	@	Rex Stores Corp.	67,089
30,120	@	Rosetta Resources, Inc.	707,519
21,490		RPC, Inc.	454,728
25,440	L	Ship Finance International Ltd.	494,299
24,480	@	Stone Energy Corp.	360,590
22,960	@	Swift Energy Co.	644,717
43,420	@, S	Syntroleum Corp.	81,195
12,590	@	T-3 Energy Services, Inc.	329,229
15,740	@, L	Teekay Tankers Ltd.	204,777
17,600	@	Tesco Corp.	211,728
48,170	@, L	Tetra Technologies, Inc.	491,334
119,100	@, L	TransAtlantic Petroleum Ltd.	352,536
37,190	@, L	Uranium Energy Corp.	121,983
74,830	@, S	USEC, Inc.	388,368
39,070	@, S	Vaalco Energy, Inc.	224,262
75,050	@	Vantage Drilling Co.	120,080
12,290	@, L	Venoco, Inc.	241,253
17,240		W&T Offshore, Inc.	182,744
56,220	@, S	Warren Resources, Inc.	223,193
44,180	@, L	Western Refining, Inc.	231,503
18,600	@, L	Willbros Group, Inc.	170,562
42,840		World Fuel Services Corp.	1,114,268
			36,488,724
		Financials: 12.8%
12,350		1st Source Corp.	214,396
11,800		Abington Bancorp, Inc.	124,372
36,060	S	Advance America Cash Advance Centers, Inc.	145,322
69,080		Alterra Capital Holdings Ltd.	1,376,074
194,680	@, L	AMBAC Financial Group, Inc.	108,047

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
235,390	@	American Capital Ltd.	$1,367,616
37,420		American Equity Investment Life Holding Co.	383,181
5,730		American Physicians Capital, Inc.	237,566
3,620		American Physicians Service Group, Inc.	117,107
6,300	@	American Safety Insurance Holdings Ltd.	102,942
17,005	@	Ameris Bancorp.	158,997
13,720	@	Amerisafe, Inc.	257,662
12,630		Amtrust Financial Services, Inc.	183,388
127,110		Apollo Investment Corp.	1,300,335
19,390	L	Argo Group International Holdings Ltd.	673,609
4,600		Arlington Asset Investment Corp.	107,226
5,484		Arrow Financial Corp.	137,539
19,600		Artio Global Investors, Inc.	299,880
63,980		Astoria Financial Corp.	872,047
5,280	@	Avatar Holdings, Inc.	100,742
5,950		Bancfirst Corp.	240,737
19,180		Banco Latinoamericano de Exportaciones S.A.	277,151
11,150	@, L	Bancorp, Inc.	74,594
27,650		Bank Mutual Corp.	143,504
1,870	L	Bank of Marin Bancorp	60,289
10,240		Bank of the Ozarks, Inc.	379,802
22,500		BankFinancial Corp.	206,325
22,050	@	Beneficial Mutual Bancorp, Inc.	197,789
9,610		Berkshire Hills Bancorp., Inc.	182,206
28,440	S	BGC Partners, Inc.	169,787
44,950	L	BlackRock Kelso Capital Corp.	516,925
7,600	@	BofI Holding, Inc.	90,212
31,200		Boston Private Financial Holdings, Inc.	204,048
3,630		Bridge Bancorp, Inc.	90,714
28,740		Brookline Bancorp., Inc.	286,825
10,700		Bryn Mawr Bank Corp.	184,254
10,370		Calamos Asset Management, Inc.	119,255
5,540		Camden National Corp.	191,961
2,120	L	Capital Southwest Corp.	192,496
20,490		Cardinal Financial Corp.	196,909
19,150	@, L	Cardtronics, Inc.	295,485
22,480		Cash America International, Inc.	786,800
50,120		Cathay General Bancorp.	595,927
19,370		Centerstate Banks of Florida, Inc.	166,195
16,530	L	Chemical Financial Corp.	341,179
5,360		Citizens & Northern Corp.	69,680
246,800	@, S	Citizens Banking Corp.	222,391
21,770	@	Citizens, Inc.	149,995
11,340	L	City Holding Co.	347,798
17,100	L	Clifton Savings Bancorp, Inc.	147,060
6,170	@	CNA Surety Corp.	110,566
6,560		CNB Financial Corp.	90,200
127,000	@, S	CNO Financial Group, Inc.	703,580
39,510	L	CoBiz Financial, Inc.	219,676
8,770	L	Cohen & Steers, Inc.	190,309
26,130		Columbia Banking System, Inc.	513,455
22,090		Community Bank System, Inc.	508,291
11,690	L	Community Trust Bancorp., Inc.	316,682
17,930	S	Compass Diversified Trust	289,749
25,024	@	CompuCredit Holdings Corp.	120,616
2,820	L	Consolidated-Tomoka Land Co.	80,398
30,800	@, S	Cowen Group, Inc.	101,332
4,750	@	Credit Acceptance Corp.	287,660
54,120		CVB Financial Corp.	406,441
12,780		Danvers Bancorp, Inc.	195,917
27,440	L	Delphi Financial Group	685,726
18,110	L	Dime Community Bancshares	250,824
16,640	@	Dollar Financial Corp.	347,277
9,800		Donegal Group, Inc.	128,086
12,380	L	Duff & Phelps Corp.	166,759
11,400	@, L	Eagle Bancorp, Inc.	130,872
13,580	@	eHealth, Inc.	175,454
3,800		EMC Insurance Group, Inc.	81,016
28,830	L	Employers Holdings, Inc.	454,649
12,260	@	Encore Capital Group, Inc.	220,925
4,120	@	Enstar Group Ltd.	299,112
11,450		Enterprise Financial Services Corp.	106,485
10,860	L	Epoch Holding Corp.	139,877
8,910		ESB Financial Corp.	124,027
8,150		ESSA Bancorp, Inc.	96,496
10,730	L	Evercore Partners, Inc.	306,985
30,460	@	Ezcorp, Inc.	610,418
9,170	L	FBL Financial Group, Inc.	238,237
13,990	@, S	FBR Capital Markets Corp.	43,929
6,200		Federal Agricultural Mortgage Corp.	67,084
31,070		Fifth Street Finance Corp	346,120
3,000		Financial Institutions, Inc.	52,980
75,000		First American Financial Corp.	1,120,500

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
10,690		First Bancorp.	$145,598
37,730	S, L	First Busey Corp.	171,672
20,250	@	First Cash Financial Services, Inc.	561,938
51,620		First Commonwealth Financial Corp.	281,329
6,800		First Community Bancshares, Inc.	87,720
38,580	L	First Financial Bancorp.	643,514
15,510		First Financial Bankshares, Inc.	728,815
9,330	L	First Financial Corp.	275,235
9,600		First Financial Holdings, Inc.	106,944
73,050	@, S	First Marblehead Corp.	170,937
19,520	L	First Merchants Corp.	148,938
48,830		First Midwest Bancorp., Inc.	563,010
3,070		First of Long Island Corp.	76,689
76,114		FirstMerit Corp.	1,394,408
37,460	@, S	Flagstar Bancorp, Inc.	68,177
31,760		Flagstone Reinsurance Holdings S.A.	336,974
21,000		Flushing Financial Corp.	242,760
69,066		FNB Corp.	591,205
22,170	@, L	Forestar Real Estate Group, Inc.	377,999
8,565	@	Fpic Insurance Group, Inc.	300,546
4,740		GAMCO Investors, Inc.	182,632
42,310	S	GFI Group, Inc.	196,318
46,060		Glacier Bancorp., Inc.	672,476
19,640		Gladstone Capital Corp.	221,343
9,250	S	Gladstone Investment Corp.	61,975
43,530	@, S	Gleacher & Co., Inc.	70,083
6,193	@	Global Indemnity PLC	99,398
10,390		Great Southern Bancorp., Inc.	226,190
20,050	@	Greenlight Capital Re Ltd.	501,651
11,300	@	Hallmark Financial Services, Inc.	98,762
17,770	L	Hancock Holding Co.	534,344
72,700	@, S	Hanmi Financial Corp.	93,056
6,860	L	Harleysville Group, Inc.	224,939
8,220		Heartland Financial USA, Inc.	126,506
29,955		Hercules Technology Growth Capital, Inc.	302,845
4,690	@	Heritage Financial Corp.	65,660
24,220	@, L	Hilltop Holdings, Inc.	232,028
13,624	L	Home Bancshares, Inc.	276,840
5,760		Home Federal Bancorp, Inc.	70,099
27,070		Horace Mann Educators Corp.	481,305
5,300		Hudson Valley Holding Corp.	103,456
16,690		IBERIABANK Corp.	834,166
12,300		Independent Bank Corp.	276,996
8,150		Infinity Property & Casualty Corp.	397,476
7,955	@, L	International Assets Holding Corp.	143,986
36,130		International Bancshares Corp.	610,236
29,300	@	Investment Technology Group, Inc.	416,646
28,750	@, L	Investors Bancorp, Inc.	340,400
4,981		Kansas City Life Insurance Co.	155,357
22,770		KBW, Inc.	582,912
10,000		Kearny Financial Corp.	88,300
11,400	@, L	Kennedy-Wilson Holdings, Inc.	120,840
60,200	@	Knight Capital Group, Inc.	745,878
36,520	@, S	LaBranche & Co., Inc.	142,428
14,310	L	Lakeland Bancorp, Inc.	120,633
11,870		Lakeland Financial Corp.	221,494
4,955		Life Partners Holdings, Inc.	94,294
44,200		Maiden Holdings Ltd.	336,362
8,350		Main Street Capital Corp.	132,682
17,320		MainSource Financial Group, Inc.	132,325
19,070		MarketAxess Holdings, Inc.	323,809
35,000	L	MB Financial Corp.	567,700
49,200	S	MCG Capital Corp.	287,328
32,000		Meadowbrook Insurance Group, Inc.	287,040
10,500		Medallion Financial Corp.	81,795
5,370		Merchants Bancshares, Inc.	133,928
4,030	@	Metro Bancorp, Inc.	41,872
52,600	@	MF Global Holdings, Ltd.	378,720
145,050	@, L	MGIC Investment Corp.	1,338,812
6,200		Midsouth Bancorp, Inc.	87,730
44,460		Montpelier Re Holdings Ltd.	770,047
15,150		MVC Capital, Inc.	196,496
20,150	@	Nara Bancorp., Inc.	142,259
3,320	L	National Bankshares, Inc.	85,656
30,280	@	National Financial Partners Corp.	383,648
8,590	L	National Interstate Corp.	187,004
83,910	L	National Penn Bancshares, Inc.	524,438
1,365		National Western Life Insurance Co.	192,028
7,630	@	Navigators Group, Inc.	340,527
23,030	L	NBT Bancorp., Inc.	508,272
17,900	L	Nelnet, Inc.	409,552
72,840		NewAlliance Bancshares, Inc.	919,241
14,100	@	NewStar Financial, Inc.	104,481

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
13,070		NGP Capital Resources Co.	$118,414
10,180	L	Northfield Bancorp, Inc.	110,148
80,070		Northwest Bancshares, Inc.	895,983
16,470		OceanFirst Financial Corp.	202,087
49,850	@	Ocwen Financial Corp.	505,479
59,130		Old National Bancorp.	620,865
15,600	@	OmniAmerican Bancorp, Inc.	175,812
4,660		Oppenheimer Holdings, Inc.	130,247
26,050	@	OptionsXpress Holdings, Inc.	400,128
19,950		Oriental Financial Group	265,335
51,975		Oritani Financial Corp.	518,711
5,770	L	Orrstown Financial Services, Inc.	133,633
17,540		PacWest Bancorp	334,312
7,460	L	Park National Corp.	477,738
19,430		PennantPark Investment Corp.	206,152
12,120		Peoples Bancorp., Inc.	149,924
34,490	@	PHH Corp.	726,359
82,010	@, S	Phoenix Cos., Inc.	172,221
13,790	@	Pico Holdings, Inc.	411,769
22,880	@	Pinnacle Financial Partners, Inc.	210,267
12,630	@	Piper Jaffray Cos.	367,912
32,440		Platinum Underwriters Holdings Ltd.	1,411,789
23,390	@, S	PMA Capital Corp.	176,361
97,550	@, S	PMI Group, Inc.	358,009
11,520	@	Portfolio Recovery Associates, Inc.	744,768
15,080		Presidential Life Corp.	147,784
16,500	L	Primerica, Inc.	335,610
24,710	@	Primus Guaranty Ltd.	112,678
25,820		PrivateBancorp, Inc.	294,090
23,640	@	ProAssurance Corp.	1,361,428
40,090	S	Prospect Capital Corp.	389,274
33,400		Prosperity Bancshares, Inc.	1,084,498
39,470	L	Provident Financial Services, Inc.	487,849
26,820		Provident New York Bancorp	225,020
95,700		Radian Group, Inc.	748,374
15,130	L	Renasant Corp.	230,127
5,760		Republic Bancorp., Inc.	121,709
29,200		Retail Opportunity Investments	279,444
11,590		RLI Corp.	656,226
9,356		Rockville Financial, Inc.	107,500
12,270		Roma Financial Corp.	129,203
15,960		S&T Bancorp, Inc.	278,023
14,793	@	Safeguard Scientifics, Inc.	185,356
9,120		Safety Insurance Group, Inc.	383,222
17,040		Sandy Spring Bancorp, Inc.	264,120
7,680	L	SCBT Financial Corp.	239,539
12,220		SeaBright Insurance Holdings, Inc.	98,493
38,490		Selective Insurance Group	627,002
8,250	L	Sierra Bancorp.	101,888
29,300	@	Signature Bank	1,138,012
11,710		Simmons First National Corp.	331,042
5,200		Solar Capital Ltd.	111,540
9,692	L	Southside Bancshares, Inc.	183,082
12,040	L	Southwest Bancorp., Inc.	156,159
10,180		State Auto Financial Corp.	154,838
16,800		State Bancorp, Inc.	150,864
12,870		StellarOne Corp.	163,706
19,150	L	Sterling Bancorp.	166,414
63,750	S	Sterling Bancshares, Inc.	342,338
12,100	L	Stewart Information Services Corp.	136,972
21,390	@	Stifel Financial Corp.	990,143
3,100		Student Loan Corp.	92,070
8,030	L	Suffolk Bancorp	203,320
93,520		Susquehanna Bancshares, Inc.	789,309
29,160	@	SVB Financial Group	1,234,051
16,930	L	SWS Group, Inc.	121,388
8,140		SY Bancorp., Inc.	202,035
8,390	@	Tejon Ranch Co.	181,811
6,850		Territorial Bancorp, Inc.	115,286
19,840	@	Texas Capital Bancshares, Inc.	342,637
20,100	L	TICC Capital Corp.	208,035
4,706		Tompkins Financial Corp.	186,640
6,920	L	Tower Bancorp, Inc.	140,268
26,254	L	Tower Group, Inc.	613,031
16,760		TowneBank	250,730
38,300	@, L	TradeStation Group, Inc.	252,014
14,100	L	Triangle Capital Corp.	225,318
10,490		Trico Bancshares	161,231
50,950	L	Trustco Bank Corp.	283,282
45,150		Trustmark Corp.	981,561
21,610	L	UMB Financial Corp.	767,371
82,460		Umpqua Holdings Corp.	935,096
12,870		Union First Market Bankshares Corp.	168,082

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
25,380	L	United Bankshares, Inc.	$631,708
51,808	@, S	United Community Banks, Inc.	116,050
9,440		United Financial Bancorp, Inc.	127,534
18,720	L	United Fire & Casualty Co.	397,051
11,660		Univest Corp. of Pennsylvania	203,584
11,956		ViewPoint Financial Group	110,593
6,380	@	Virtus Investment Partners	193,059
12,000		Washington Banking Co.	166,320
12,010		Washington Trust Bancorp, Inc.	229,631
47,860		Webster Financial Corp.	840,422
17,170		WesBanco, Inc.	280,558
11,720	@, L	West Bancorporation, Inc.	73,836
22,370	S	Westamerica Bancorp.	1,218,941
40,140	@, L	Western Alliance Bancorp.	268,938
24,260		Westfield Financial, Inc.	189,228
4,380		Westwood Holdings Group, Inc.	148,175
63,800		Whitney Holding Corp.	521,246
14,150		Wilshire Bancorp., Inc.	92,541
21,240		Wintrust Financial Corp.	688,388
10,760	@, L	World Acceptance, Corp.	475,162
5,980		WSFS Financial Corp.	224,310
			90,416,990
		Health Care: 11.9%
12,380	@	Abaxism, Inc.	285,978
20,380	@	Abiomed, Inc.	216,232
40,486	@, S	Accelrys, Inc.	281,783
30,170	@	Accuray, Inc.	187,657
26,460	@, L	Acorda Therapeutics, Inc.	873,709
9,430	@	Affymax, Inc.	56,109
41,500	@, S	Affymetrix, Inc.	189,240
8,300	@, L	AGA Medical Holdings, Inc.	115,868
6,920	@	Air Methods Corp.	287,734
27,350	@, S	Akorn, Inc.	110,494
17,450	@	Albany Molecular Research, Inc.	111,331
39,250	@	Align Technology, Inc.	768,515
64,770	@, L	Alkermes, Inc.	948,881
17,810	@, S	Alliance Imaging, Inc.	81,570
41,930	@	Allos Therapeutics, Inc.	197,910
5,970	@	Almost Family, Inc.	176,891
24,250	@	Alnylam Pharmaceuticals, Inc.	297,790
49,740	@, S	Alphatec Holdings, Inc.	105,946
14,540	@	AMAG Pharmaceuticals, Inc.	250,233
20,490	@	Amedisys, Inc.	487,662
9,350		America Service Group, Inc.	139,128
12,220	@	American Dental Partners, Inc.	147,373
52,360	@	American Medical Systems Holdings, Inc.	1,025,209
37,250	@	AMERIGROUP Corp.	1,582,008
21,210	@, L	AMN Healthcare Services, Inc.	109,019
20,440	@, L	Amsurg Corp.	357,291
7,900		Analogic Corp.	354,552
18,200	@	Angiodynamics, Inc.	277,368
10,180	@	Ardea Biosciences, Inc.	234,140
58,000	@, L	Arena Pharmaceuticals, Inc.	91,060
65,700	@, L	Ariad Pharmaceuticals, Inc.	250,974
22,670	@	Arqule, Inc.	116,751
40,930	@, S	Array Biopharma, Inc.	132,204
16,700	@	Arthrocare Corp.	453,906
6,110	@	Assisted Living Concepts, Inc.	185,988
22,380	@, L	Athenahealth, Inc.	738,988
830		Atrion Corp.	130,733
26,020	@, L	Auxilium Pharmaceuticals, Inc.	644,776
55,000	@, S	AVANIR Pharmaceuticals, Inc.	175,450
100,000	@, L	AVI BioPharma, Inc.	184,000
17,990	@, L	BioCryst Pharmaceuticals, Inc.	88,871
13,462	@, L	BioMimetic Therapeutics, Inc.	153,467
12,740	@	Bio-Reference Labs, Inc.	265,756
27,610	@	Bioscrip Inc.	142,468
21,550	@, L	BMP Sunstone Corp.	163,780
45,230	@	Bruker BioSciences Corp.	634,577
18,530	@, L	Cadence Pharmaceuticals, Inc.	154,726
31,080	@, S	Cambrex Corp.	132,090
7,200		Cantel Medical Corp.	116,640
28,980	@, S	Capital Senior Living Corp.	154,463
18,800	@, S	CardioNet, Inc.	84,788
25,630	@	Catalyst Health Solutions, Inc.	902,432
49,970	@	Celera Corp.	336,798
26,200	@, L	Celldex Therapeutics, Inc.	104,800
30,240	@	Centene Corp.	713,362
37,500	@	Cepheid, Inc.	701,625
14,490	L	Chemed Corp.	825,495
9,570	@, L	Chindex International, Inc.	144,603
30,900	@, S	Clarient, Inc.	104,442
12,980	@, L	Clinical Data, Inc.	218,973

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
9,800	@, L	Codexis, Inc.	$94,080
7,330		Computer Programs & Systems, Inc.	312,038
21,630	@, L	Conceptus, Inc.	297,413
19,740	@	Conmed Corp.	442,373
4,000	@, L	Corvel Corp.	169,800
19,260	@, L	Cross Country Healthcare, Inc.	138,479
25,450	@, S	CryoLife, Inc.	154,482
40,170	@, L	Cubist Pharmaceuticals, Inc.	939,576
50,950	@, S	Curis, Inc.	69,802
13,090	@	Cutera, Inc.	106,029
16,990	@	Cyberonics	453,293
14,180	@	Cynosure, Inc.	144,778
45,000	@, S	Cytokinetics, Inc.	118,800
20,900	@, S	Cytori Therapeutics, Inc.	102,201
23,320	@, L	Delcath Systems, Inc.	168,370
48,400	@, S	Depomed, Inc.	216,832
30,280	@	DexCom, Inc.	400,302
12,700	@, L	Dionex Corp.	1,097,788
51,010	@, S	Durect Corp.	129,565
43,010	@, S	Dyax Corp.	101,934
49,200	@, S	Dynavax Technologies Corp.	90,036
11,570	@, L	Emergent Biosolutions, Inc.	199,698
11,880	@, L	Emeritus Corp.	202,673
37,130	@, S	Endologix, Inc.	169,313
7,220		Ensign Group, Inc.	129,599
10,730	@, S	Enzo Biochem, Inc.	40,774
33,350	@	Enzon Pharmaceuticals, Inc.	375,188
29,370	@, L	eResearch Technology, Inc.	219,688
10,400	@	Eurand NV	102,336
10,610	@, L	Exactech, Inc.	173,155
69,950	@, S	Exelixis, Inc.	274,204
10,000	@	Furiex Pharmaceuticals, Inc.	112,800
9,530	@, L	Genomic Health, Inc.	127,321
11,650	@	Genoptix, Inc.	165,430
17,440	@, L	Gentiva Health Services, Inc.	381,064
59,210	@, L	Geron Corp.	327,431
15,380	@	Greatbatch, Inc.	356,662
19,490	@, L	Haemonetics Corp.	1,140,750
39,860	@, L	Halozyme Therapeutics, Inc.	307,321
18,040	@	Hanger Orthopedic Group, Inc.	262,302
68,830	@, L	Hansen Medical, Inc.	98,427
21,800	@, S	Health Grades, Inc.	178,542
64,420	@, S	Healthsouth Corp.	1,236,864
38,270	@, L	Healthspring, Inc.	988,897
24,420	@	Healthways, Inc.	284,249
6,363	@, L	HeartWare International, Inc.	437,520
7,360	@, L	Hi-Tech Pharmacal Co., Inc.	148,966
19,020	@	HMS Holdings Corp.	1,121,039
6,680	@, L	ICU Medical, Inc.	249,097
29,200	@, L	Idenix Pharmaceuticals, Inc.	90,520
50,240	@	Immucor, Inc.	996,259
34,560	@	Immunogen, Inc.	216,691
50,550	@, L	Immunomedics, Inc.	162,771
42,680	@	Impax Laboratories, Inc.	845,064
57,340	@	Incyte Corp.	916,867
37,470	@, S	Inspire Pharmaceuticals, Inc.	222,947
20,050	@	Insulet Corp.	283,507
13,030	@	Integra LifeSciences Holdings Corp.	514,164
20,170	@	InterMune, Inc.	274,715
19,760		Invacare Corp.	523,838
12,270	@, L	IPC The Hospitalist Co., Inc.	335,216
11,390	@	IRIS International, Inc.	109,344
17,600	@, L	Ironwood Pharmaceuticals, Inc.	179,168
51,120	@, L	Isis Pharmaceuticals, Inc.	429,408
14,300	@, L	Jazz Pharmaceuticals, Inc.	153,439
12,750	@	Kendle International, Inc.	118,830
9,140	@, L	Kensey Nash Corp.	264,055
28,100	@, L	Keryx Biopharmaceuticals, Inc.	135,161
26,600	@	Kindred Healthcare, Inc.	346,332
7,180	L	Landauer, Inc.	449,683
19,460	@, L	LCA-Vision, Inc.	108,392
141,100	@, S	Lexicon Genetics, Inc.	225,760
7,110	@	LHC Group, Inc.	164,881
74,130	@, S	Ligand Pharmaceuticals, Inc.	117,125
22,680	@, L	Luminex Corp.	362,880
22,900	@	Magellan Health Services, Inc.	1,081,796
18,100	@, L	MAKO Surgical Corp.	173,398
37,610	@, L	MannKind Corp.	254,244
6,100	@	MAP Pharmaceuticals, Inc.	93,330
20,910	@	Martek Biosciences Corp.	473,193
37,310	@	Masimo Corp.	1,018,936
24,830	@, L	MedAssets, Inc.	522,423
24,150	@	Medcath Corp.	243,191

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
8,160	@	Medical Action Industries, Inc.	$73,848
28,440	@, L	Medicines Co.	403,848
41,600		Medicis Pharmaceutical Corp.	1,233,440
10,900	@	Medidata Solutions, Inc.	209,280
19,440	@	Medivation, Inc.	252,720
14,840	@, L	MELA Sciences, Inc.	96,757
46,600	@, S	Merge Healthcare, Inc.	135,140
28,990	L	Meridian Bioscience, Inc.	634,301
15,610	@, L	Merit Medical Systems, Inc.	248,043
18,380	@, L	Metabolix, Inc.	231,220
35,400	@, S	Metropolitan Health Networks, Inc.	134,520
55,210	@, L	Micromet, Inc.	371,011
8,240	@	Molina Healthcare, Inc.	222,398
22,060	@, L	Momenta Pharmaceuticals, Inc.	332,003
8,390	@, L	MWI Veterinary Supply, Inc.	484,271
37,520	@, S	Nabi Biopharmaceuticals	180,096
5,170		National Healthcare Corp.	191,652
19,430	@	Natus Medical, Inc.	283,095
65,770	@, L	Nektar Therapeutics	971,423
15,215	@	Neogen Corp.	515,028
33,100	@, L	Neostem, Inc.	67,193
26,620	@, S	Neurocrine Biosciences, Inc.	161,317
5,880	@, L	NeurogesX, Inc.	40,631
49,940	@, L	Novavax, Inc.	109,369
28,070	@	NPS Pharmaceuticals, Inc.	191,999
26,880	@, L	NuVasive, Inc.	944,563
16,670	@	NxStage Medical, Inc.	318,397
9,290	@	Obagi Medical Products, Inc.	97,545
25,670	@	Omnicell, Inc.	335,764
43,910	@, S	Onyx Pharmaceuticals, Inc.	1,158,346
20,050	@, S	Opko Health, Inc.	44,912
19,040	@	Optimer Pharmaceuticals, Inc.	174,597
36,250	@, S	OraSure Technologies, Inc.	146,813
23,350	@, L	Orexigen Therapeutics, Inc.	138,466
10,680	@	Orthofix International NV	335,566
9,910	@	Osiris Therapeutics, Inc.	72,145
43,580		Owens & Minor, Inc.	1,240,287
28,830	@, S	Pain Therapeutics, Inc.	178,169
22,360	@	Palomar Medical Technologies, Inc.	230,979
23,520	@	Par Pharmaceutical Cos., Inc.	683,962
39,560	@	Parexel International Corp.	915,023
81,930	S	PDL BioPharma, Inc.	430,952
64,400	@, S	Peregrine Pharmaceuticals, Inc.	93,380
21,600	@	Pharmacyclics, Inc.	174,096
19,580	@, L	Pharmasset, Inc.	577,610
19,710	@	PharMerica Corp.	187,836
15,610	@, L	Pozen, Inc.	110,519
19,610	@, S	Progenics Pharmaceuticals, Inc.	99,031
5,230	@	Providence Service Corp.	85,720
39,330	@	PSS World Medical, Inc.	840,875
37,360	@	Psychiatric Solutions, Inc.	1,253,428
38,400	@, L	Pure Bioscience	88,704
11,740	L	Quality Systems, Inc.	778,479
39,230	@, L	Questcor Pharmaceuticals, Inc.	389,162
13,650	@, L	Quidel Corp.	150,014
16,680	@, L	RehabCare Group, Inc.	337,270
8,050	@	Res-Care, Inc.	106,824
29,150	@, L	Rigel Pharmaceuticals, Inc.	245,152
11,100	@	Rochester Medical Corp.	121,101
63,290	@, S	RTI Biologics, Inc.	166,453
39,030	@	Salix Pharmaceuticals Ltd.	1,550,272
36,360	@, S	Sangamo Biosciences, Inc.	124,715
33,500	@, S	Santarus, Inc.	100,835
42,440	@	Savient Pharmaceuticals, Inc.	970,603
51,070	@, L	Seattle Genetics, Inc.	793,117
23,800	@	Select Medical Holdings Corp.	183,260
41,450	@, L	Sequenom, Inc.	290,565
20,920	@, L	SIGA Technologies, Inc.	176,983
26,130	@	Sirona Dental Systems, Inc.	941,725
12,910	@, S	Skilled Healthcare Group, Inc.	50,736
27,200	@, L	Somaxon Pharmaceuticals, Inc.	105,808
12,120	@	SonoSite, Inc.	406,141
19,920	@, S	Spectranetics Corp.	107,966
28,340	@, L	Spectrum Pharmaceuticals, Inc.	118,178
75,420	@, S	StemCells, Inc.	62,599
22,070	@, L	Stereotaxis, Inc.	91,370
38,820		Steris Corp.	1,289,600
28,200	@	Sun Healthcare Group, Inc.	238,854
30,350	@, S	Sunrise Senior Living, Inc.	104,101
63,930	@, S	SuperGen, Inc.	133,614
10,170	@, L	SurModics, Inc.	121,226
20,090	@	Symmetry Medical, Inc.	193,668
20,600	@	Syneron Medical Ltd.	204,352

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
6,000	@	Synovis Life Technologies, Inc.	$89,700
16,200	@	Targacept, Inc.	361,908
9,300	@	Team Health Holdings, Inc.	120,063
41,810	@	Theravance, Inc.	840,381
43,890	@, S	TomoTherapy, Inc.	154,493
12,770	@, L	Triple-S Management Corp.	215,175
16,920	@, L	Universal American Financial Corp.	249,570
5,700	@	US Physical Therapy, Inc.	95,304
17,950	@	Vanda Pharmaceuticals, Inc.	119,906
12,500	@	Vascular Solutions, Inc.	143,500
44,100	@, L	Vical, Inc.	98,343
50,190	@	Viropharma, Inc.	748,333
10,560	@	Vital Images, Inc.	139,709
53,870	@, L	Vivus, Inc.	360,390
28,510	@	Volcano Corp.	740,690
26,400	@, L	WellCare Health Plans, Inc.	764,544
24,080		West Pharmaceutical Services, Inc.	826,185
22,900	@, L	Wright Medical Group, Inc.	329,989
18,240	@, L	Xenoport, Inc.	129,686
6,100		Young Innovations, Inc.	174,521
54,800	@, L	Zalicus, Inc.	71,240
14,110	@, L	Zoll Medical Corp.	455,330
36,480	@, S	Zymogenetics, Inc.	355,680
			84,445,087
		Industrials: 14.5%
12,710	@, L	3D Systems Corp.	199,674
49,100	@, L	A123 Systems, Inc.	440,427
8,710	L	AAON, Inc.	204,859
23,920	@, L	AAR Corp.	446,347
35,650		ABM Industries, Inc.	769,684
16,880	@	Acacia Research - Acacia Technologies	297,088
47,160	@	ACCO Brands Corp.	271,170
44,440		Actuant Corp.	1,020,342
31,450		Acuity Brands, Inc.	1,391,348
14,080	L	Administaff, Inc.	379,174
42,940	@, S	Advanced Battery Technologies, Inc.	154,155
9,780	@	Advisory Board Co.	431,787
9,860	@	Aerovironment, Inc.	219,385
30,280	@, S	Air Transport Services Group, Inc.	184,405
30,740	@	Aircastle Ltd.	260,675
85,380	@, S	Airtran Holdings, Inc.	627,543
5,300		Alamo Group, Inc.	118,349
26,360	@	Alaska Air Group, Inc.	1,345,151
15,690		Albany International Corp.	296,855
10,100	@, L	Allegiant Travel Co.	427,432
17,330	@	Altra Holdings, Inc.	255,271
6,030	@, L	Amerco, Inc.	479,264
6,995	@, L	American Commercial Lines, Inc.	195,021
6,500	@	American Railcar Industries, Inc.	101,920
27,400	@	American Reprographics Co.	215,090
6,060		American Science & Engineering, Inc.	446,319
34,760	@, L	American Superconductor Corp.	1,081,036
7,140		American Woodmark Corp.	126,592
6,520		Ameron International Corp.	443,099
4,570		Ampco-Pittsburgh Corp.	113,427
15,850		AO Smith Corp.	917,557
25,120	@	APAC Customer Services, Inc.	142,179
18,900		Apogee Enterprises, Inc.	172,935
26,410		Applied Industrial Technologies, Inc.	808,146
8,200	L	Applied Signal Technology, Inc.	204,016
12,100		Arkansas Best Corp.	293,183
66,330	@	ArvinMeritor, Inc.	1,030,768
15,610	@	Astec Industries, Inc.	445,353
13,900	@	ATC Technology Corp.	343,886
17,770	@	Atlas Air Worldwide Holdings, Inc.	893,831
76,030	@	Avis Budget Group, Inc.	885,750
8,160		AZZ, Inc.	349,574
9,920		Badger Meter, Inc.	401,562
32,240		Baldor Electric Co.	1,302,496
35,600		Barnes Group, Inc.	626,204
6,900		Barrett Business Services, Inc.	104,811
27,680	@	Beacon Roofing Supply, Inc.	403,298
28,750	L	Belden CDT, Inc.	758,425
32,850	@	Blount International, Inc.	418,181
7,750	@, S	BlueLinx Holdings, Inc.	30,923
25,273		Bowne & Co., Inc.	286,343
36,720		Brady Corp.	1,071,122
27,670		Briggs & Stratton Corp.	526,007
29,800		Brink’s Co.	685,400
69,140	@, L	Broadwind Energy, Inc.	129,292
33,460	@, S	Builders FirstSource, Inc.	76,289
7,500	@, L	CAI International, Inc.	113,775
136,800	@, L	Capstone Turbine Corp.	105,623

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
5,430		Cascade Corp.	$172,674
34,080	@, S	CBIZ, Inc.	202,094
6,600	L	CDI Corp.	85,272
13,870	@	Celadon Group, Inc.	191,545
36,930	@	Cenveo, Inc.	185,758
15,480	@	Ceradyne, Inc.	361,458
19,350	@, L	Chart Industries, Inc.	393,966
11,730		CIRCOR International, Inc.	370,668
36,230	L	Clarcor, Inc.	1,399,565
16,670	@, L	Clean Harbors, Inc.	1,129,393
16,980	@, L	Colfax Corp.	252,493
10,040	@	Columbus McKinnon Corp.	166,564
27,680		Comfort Systems USA, Inc.	297,006
17,300	@	Commercial Vehicle Group, Inc.	176,114
7,450	@, L	Consolidated Graphics, Inc.	308,803
21,880		Corporate Executive Board Co.	690,533
12,800	@	CoStar Group, Inc.	623,488
7,420		Courier Corp.	105,512
6,610	@, L	CRA International, Inc.	119,311
9,620		Cubic Corp.	392,496
31,660		Curtiss-Wright Corp.	959,298
33,150		Deluxe Corp.	634,160
18,570	@	DigitalGlobe, Inc.	564,528
12,110	@	Dolan Media Co.	137,691
20,110	@	Dollar Thrifty Automotive Group	1,008,315
4,360	L	Ducommun, Inc.	94,961
15,760	@, L	Dycom Industries, Inc.	157,442
9,760	@	Dynamex, Inc.	148,840
13,560		Dynamic Materials Corp.	204,892
43,260	@, L	Eagle Bulk Shipping, Inc.	225,817
44,210	@, L	EMCOR Group, Inc.	1,087,124
13,810		Encore Wire Corp.	283,243
32,450	@, L	Ener1, Inc.	119,416
22,510	@, L	Energy Recovery, Inc.	80,811
51,060	L	Energy Solutions, Inc.	256,832
13,230	@, L	Enernoc, Inc.	415,554
38,210	@, L	EnerSys	954,104
17,720		Ennis, Inc.	317,011
12,640	@	EnPro Industries, Inc.	395,379
15,900		ESCO Technologies, Inc.	528,834
18,280	@	Esterline Technologies Corp.	1,046,164
21,300	@, L	Excel Maritime Carriers Ltd.	119,706
8,290	@	Exponent, Inc.	278,461
42,840	S	Federal Signal Corp.	230,908
41,200	@, S	Flow International Corp.	108,356
25,060	@, S	Force Protection, Inc.	126,302
19,070		Forward Air Corp.	495,820
16,320		Franklin Electric Co., Inc.	541,171
7,000		Freightcar America, Inc.	172,200
10,730	@	Fuel Tech, Inc.	67,277
51,840	@, S	FuelCell Energy, Inc.	63,763
34,910	@, S	Furmanite Corp.	170,361
11,050	L	G&K Services, Inc.	252,603
14,500	@	Genco Shipping & Trading Ltd.	231,130
42,090	@	Gencorp, Inc.	207,083
10,200	@	Generac Holdings, Inc.	139,128
26,640	@, S	Genesee & Wyoming, Inc.	1,155,910
40,117	@, L	Geo Group, Inc.	936,732
12,430	@	GeoEye, Inc.	503,166
17,600	@	Gibraltar Industries, Inc.	158,048
9,290		Gorman-Rupp Co.	256,032
83,210	@	GrafTech International Ltd.	1,300,572
12,220		Graham Corp.	189,654
19,140		Granite Construction, Inc.	435,244
31,440	S	Great Lakes Dredge & Dock Corp.	182,666
15,070	@, L	Greenbrier Cos., Inc.	234,941
21,530	@	Griffon Corp.	262,451
20,360	@	H&E Equipment Services, Inc.	162,269
29,060	@	Hawaiian Holdings, Inc.	174,069
23,710		Healthcare Services Group	540,351
37,390		Heartland Express, Inc.	555,989
18,312		Heico Corp.	835,760
11,490		Heidrick & Struggles International, Inc.	223,825
11,420	@	Herley Industries, Inc.	188,430
43,300		Herman Miller, Inc.	852,144
66,860	@	Hexcel Corp.	1,189,439
32,620		HNI, Corp.	938,151
33,560	S	Horizon Lines, Inc.	140,952
13,790	L	Houston Wire & Cable Co.	138,314
26,960	@	HUB Group, Inc.	788,850
14,750	@	Huron Consulting Group, Inc.	324,353
10,350	@	ICF International, Inc.	259,475
16,910	@	II-VI, Inc.	631,250

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
16,740	@, S	Innerworkings, Inc.	$109,982
25,890	@	Insituform Technologies, Inc.	626,020
12,330		Insteel Industries, Inc.	110,723
29,570	L	Interface, Inc.	420,781
22,200	@, L	Interline Brands, Inc.	400,488
3,830	L	International Shipholding Corp.	108,159
161,730	@, S	JetBlue Airways Corp.	1,081,974
18,070	L	John Bean Technologies Corp.	291,108
8,740	@	Kadant, Inc.	165,273
15,700		Kaman Corp.	411,497
23,000		Kaydon Corp.	795,800
15,530	@	Kelly Services, Inc.	182,167
25,030	@, L	Kforce, Inc.	343,412
22,980		Kimball International, Inc.	133,973
39,870	L	Knight Transportation, Inc.	770,687
31,440	L	Knoll, Inc.	487,634
27,630	@	Korn/Ferry International	457,000
10,050	@	LaBarge, Inc.	125,525
11,770	@	Ladish Co., Inc.	366,400
11,220	@, L	Layne Christensen Co.	290,486
7,410	@	LB Foster Co.	214,445
10,440	L	Lindsay Manufacturing Co.	452,261
7,400	@	LMI Aerospace, Inc.	117,808
15,520	L	LSI Industries, Inc.	99,638
8,440	@	M&F Worldwide Corp.	205,514
9,500	L	Marten Transport Ltd.	220,210
34,690	@	Mastec, Inc.	358,001
15,780		McGrath Rentcorp	377,931
32,910	@, S	Metalico, Inc.	126,045
9,230		Met-Pro Corp.	93,131
4,600	@, L	Michael Baker Corp.	151,616
11,376	@	Middleby Corp.	721,125
9,750		Miller Industries, Inc.	131,918
16,120		Mine Safety Appliances Co.	436,852
9,000	@	Mistras Group, Inc.	104,220
24,030	@	Mobile Mini, Inc.	368,620
31,650	@	Moog, Inc.	1,123,892
23,920		Mueller Industries, Inc.	633,641
106,940	S	Mueller Water Products, Inc.	322,959
14,090	@	MYR Group, Inc./Delaware	230,935
3,750		Nacco Industries, Inc.	327,713
33,170	@	Navigant Consulting, Inc.	385,767
23,760		Nordson Corp.	1,750,874
6,510	@, L	Northwest Pipe Co.	113,925
29,715	@	Old Dominion Freight Line	755,355
20,780	@, S	On Assignment, Inc.	109,095
40,920	@, L	Orbital Sciences Corp.	626,076
16,710	@, L	Orion Marine Group, Inc.	207,371
34,300	@	Pacer International, Inc.	207,172
9,560	@, L	Pike Electric Corp.	69,597
8,770	@	PMFG, Inc.	149,529
16,970	@	Polypore International, Inc.	511,815
3,600	@, L	Powell Industries, Inc.	112,032
13,500		Primoris Services Corp.	88,290
17,000	@	Quality Distribution, Inc.	108,290
20,650	L	Quanex Building Products Corp.	356,626
13,300	@	RailAmerica, Inc.	128,079
8,940		Raven Industries, Inc.	338,737
13,200	@	RBC Bearings, Inc.	448,536
11,800	@	Republic Airways Holdings, Inc.	97,704
30,340	L	Resources Connection, Inc.	417,478
9,200	@	Roadrunner Transportation Systems, Inc.	99,728
18,120		Robbins & Myers, Inc.	485,254
36,760		Rollins, Inc.	859,449
34,720	@	RSC Holdings, Inc.	259,011
20,700	@, L	Rush Enterprises, Inc. - Class A	317,538
7,960	@	Saia, Inc.	118,843
36,430	@, S	SatCon Technology Corp.	136,977
7,500	@	Sauer-Danfoss, Inc.	159,675
8,740	L	Schawk, Inc.	161,340
11,460	@	School Specialty, Inc.	149,095
210		Seaboard Corp.	371,910
38,630	@	SFN Group, Inc.	232,166
25,110		Simpson Manufacturing Co., Inc.	647,336
39,410		Skywest, Inc.	550,164
11,140	@	Standard Parking Corp.	190,494
8,150		Standex International Corp.	197,149
38,200	L	Steelcase, Inc.	318,206
8,600	@, L	Sterling Construction Co., Inc.	106,468
6,990		Sun Hydraulics Corp.	197,048
22,720	@, L	SYKES Enterprises, Inc.	308,538
11,580		TAL International Group, Inc.	280,468
61,820	@	Taser International, Inc.	239,862

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
12,300	@	Team, Inc.	$211,683
9,960	@	Tecumseh Products Co.	114,241
23,060	@	Teledyne Technologies, Inc.	918,249
12,180		Tennant Co.	376,362
40,950	@, L	Tetra Tech, Inc.	858,722
5,280		Textainer Group Holdings Ltd.	141,187
14,200	@	Thermadyne Holdings Corp.	200,646
30,035		Titan International, Inc.	407,575
14,740	@	Titan Machinery, Inc.	240,262
18,910		Tredegar Corp.	358,912
9,250	@, L	Trex Co., Inc.	176,398
12,200	@	Trimas Corp.	181,170
9,530		Triumph Group, Inc.	710,843
27,920	@	TrueBlue, Inc.	381,108
18,180	@	Tutor Perini Corp.	365,236
12,800		Twin Disc, Inc.	178,560
22,550	@, L	Ultrapetrol Bahamas Ltd.	144,771
9,390	L	Unifirst Corp.	414,569
46,640	@	United Rentals, Inc.	692,138
16,800	@, L	United Stationers, Inc.	898,968
11,040		Universal Forest Products, Inc.	322,920
114,340	@	US Airways Group, Inc.	1,057,645
11,010		US Ecology, Inc.	176,160
3,890	@	USA Truck, Inc.	58,272
17,560		Viad Corp.	339,610
9,990	L	Vicor Corp.	145,954
19,930	@	Volt Information Sciences, Inc.	143,496
5,300		VSE Corp.	186,931
35,600	@	Wabash National Corp.	288,004
19,160		Watsco, Inc.	1,066,829
19,070		Watts Water Technologies, Inc.	649,334
27,410		Werner Enterprises, Inc.	561,631
44,680		Woodward Governor Co.	1,448,526
8,300	@	Xerium Technologies, Inc.	109,394
			102,871,190
		Information Technology: 17.4%
22,900	@	ACI Worldwide, Inc.	512,731
31,550	@	Acme Packet, Inc.	1,197,007
12,110	@	Actel Corp.	193,155
40,730	@, S	Actuate Corp.	209,760
45,400	@	Acxiom Corp.	720,044
60,350	@, S, L	ADC Telecommunications, Inc.	764,635
43,240		Adtran, Inc.	1,526,372
21,450	@	Advanced Energy Industries, Inc.	280,137
11,070	@	Advent Software, Inc.	577,743
11,760	@	Agilysys, Inc.	76,440
7,000	@	Alpha & Omega Semiconductor Ltd.	79,520
20,870	S	American Software, Inc.	123,133
64,400	@, S	Amkor Technology, Inc.	423,108
37,930	@, S	Anadigics, Inc.	230,994
12,840	@	Anaren, Inc.	215,584
10,900	@	Ancestry.com, Inc.	248,084
20,150	@	Anixter International, Inc.	1,087,899
44,930	@	Applied Micro Circuits Corp.	449,300
7,300	@	Archipelago Learning, Inc.	87,381
14,770	@	ArcSight, Inc.	643,381
64,990	@, S	Ariba, Inc.	1,228,311
91,600	@	Arris Group, Inc.	894,932
86,560	@, S	Art Technology Group, Inc.	357,493
40,930	@	Aruba Networks, Inc.	873,446
39,600	@	Aspen Technology, Inc.	410,652
21,620	@, L	ATMI, Inc.	321,273
25,140	@, S	Aviat Networks, Inc.	102,823
16,950	@	Avid Technology, Inc.	222,215
27,900	@, S	AXT, Inc.	184,698
7,960		Bel Fuse, Inc.	165,727
35,700	@, L	Benchmark Electronics, Inc.	585,480
23,640	@, S	BigBand Networks, Inc.	67,138
10,180		Black Box Corp.	326,371
29,360		Blackbaud, Inc.	705,814
23,490	@, L	Blackboard, Inc.	846,580
25,760	@, L	Blue Coat Systems, Inc.	619,786
14,860	@	Bottomline Technologies, Inc.	228,250
56,290	@, L	Brightpoint, Inc.	393,467
38,980	@	Brooks Automation, Inc.	261,556
16,260	@, L	Cabot Microelectronics Corp.	523,247
20,740	@	CACI International, Inc.	938,692
9,600	@, L	Calix, Inc.	137,856
6,050		Cass Information Systems, Inc.	207,576
30,470	@, L	Cavium Networks, Inc.	876,317
17,130	@, L	Ceva, Inc.	244,959
25,990	@	Checkpoint Systems, Inc.	528,897
44,710	@, S	Ciber, Inc.	134,577

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
37,070	@, L	Cirrus Logic, Inc.	$661,329
26,530	@, L	Cogent, Inc.	282,279
24,540		Cognex Corp.	658,163
15,920	@	Coherent, Inc.	636,959
16,020		Cohu, Inc.	201,692
27,940	@	Commvault Systems, Inc.	727,278
12,790	@	Compellent Technologies, Inc.	232,522
16,000	@, L	comScore, Inc.	376,320
17,300	@	Comtech Telecommunications	473,155
12,910	@	Comverge, Inc.	101,473
27,700	@	Concur Technologies, Inc.	1,369,488
60,700	@, S	Conexant Systems, Inc.	99,548
17,440	@, L	Constant Contact, Inc.	373,739
7,300	@	CPI International, Inc.	102,200
17,200	@, S	Cray, Inc.	113,520
17,420	@, L	CSG Systems International	317,567
22,400	L	CTS Corp.	215,488
17,040	@	Cymer, Inc.	631,843
22,710		Daktronics, Inc.	223,012
14,100		DDi Corp.	130,284
27,440	@	DealerTrack Holdings, Inc.	468,675
4,900	@	Deltek, Inc.	39,249
15,470	@, L	DemandTec, Inc.	145,573
14,250	@	DG FastChannel, Inc.	309,938
17,000		Diamond Management & Technology Consultants, Inc.	212,500
5,600	@	Dice Holdings, Inc.	47,488
5,750	@, L	Digi International, Inc.	54,568
26,680	@, L	Digital River, Inc.	908,187
23,710	@	Diodes, Inc.	405,204
18,690	@	DivX, Inc.	178,116
19,050	@	DSP Group, Inc.	133,350
10,180	@	DTS, Inc.	388,571
63,100		Earthlink, Inc.	573,579
17,450	@, L	Ebix, Inc.	409,203
10,340	@	Echelon Corp.	88,407
6,300	@, L	Echo Global Logistics, Inc.	80,451
11,980		Electro Rent Corp.	159,094
24,140	@	Electro Scientific Industries, Inc.	268,195
27,220	@	Electronics for Imaging	329,906
11,050	@, L	EMS Technologies, Inc.	205,862
55,490	@, L	Emulex Corp.	579,316
30,560	@	Energy Conversion Devices, Inc.	153,411
90,800	@, S	Entegris, Inc.	424,036
36,710	@, S	Entropic Communications, Inc.	352,416
33,560	@	Epicor Software Corp.	291,972
23,550		EPIQ Systems, Inc.	288,723
5,350	@	ePlus, Inc.	114,758
34,870	@, L	Euronet Worldwide, Inc.	627,311
123,340	@, L	Evergreen Solar, Inc.	90,532
19,890	@, L	Exar Corp.	119,141
12,720	@, L	ExlService Holdings, Inc.	247,404
64,430	@, S	Extreme Networks	200,377
28,530		Fair Isaac Corp.	703,550
13,930	@	Faro Technologies, Inc.	303,813
22,950	@	FEI Co.	449,132
51,800	@, L	Finisar Corp.	973,322
31,800	@	Formfactor, Inc.	273,480
9,970	@, L	Forrester Research, Inc.	329,808
24,100	@	Fortinet, Inc.	602,500
20,500	@, S	FSI International, Inc.	54,530
26,380	@, S	Global Cash Access, Inc.	107,630
20,650	@	Globecomm Systems, Inc.	172,841
42,890	@	GSI Commerce, Inc.	1,059,383
19,400	@, L	GSI Technology, Inc.	111,162
36,120	@, S	GT Solar International, Inc.	302,324
65,890	@, S	Harmonic, Inc.	453,323
21,960	L	Heartland Payment Systems, Inc.	334,231
21,360	@, L	Hittite Microwave Corp.	1,017,804
9,370	@	Hughes Communications, Inc.	255,333
36,100	@, L	Hutchinson Technology, Inc.	125,267
13,530		iGate Corp.	245,434
21,250	@	Imation Corp.	198,263
23,310	@, S	Immersion Corp.	137,762
53,330	@, L	Infinera Corp.	622,361
21,260	@	Infospace, Inc.	184,112
30,710	@, L	Insight Enterprises, Inc.	480,304
18,740	@	Integral Systems, Inc.	138,301
100,900	@	Integrated Device Technology, Inc.	590,265
19,300	@	Integrated Silicon Solution, Inc.	166,173
9,500	@	Interactive Intelligence, Inc.	167,200
27,040	@	InterDigital, Inc.	800,654
20,100	@, L	Intermec, Inc.	246,426
46,170	@, S	Internap Network Services Corp.	226,695

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
20,720	@, L	Internet Brands, Inc.	$275,162
19,850	@	Internet Capital Group, Inc.	218,946
15,540	@	Intevac, Inc.	155,555
15,420	@	IPG Photonics Corp.	372,239
15,510	@	Isilon Systems, Inc.	345,563
17,810	@	Ixia	220,844
16,070	@	IXYS Corp.	153,469
28,670	@	j2 Global Communications, Inc.	682,059
60,930	S	Jack Henry & Associates, Inc.	1,553,715
27,734	@	JDA Software Group, Inc.	703,334
13,700	@, L	Kenexa Corp.	240,024
16,060		Keynote Systems, Inc.	186,617
20,850	@, L	Knot, Inc.	190,361
46,110	@, S	Kopin Corp.	163,691
36,930	@	Kulicke & Soffa Industries, Inc.	228,597
50,800	@	L-1 Identity Solutions, Inc.	595,884
88,430	@, S	Lattice Semiconductor Corp.	420,043
98,590	@	Lawson Software, Inc.	835,057
14,100	@, S	Limelight Networks, Inc.	82,908
43,080	@, S	Lionbridge Technologies	185,244
10,240	@	Liquidity Services, Inc.	163,942
11,580	@	Littelfuse, Inc.	506,046
32,210	@	LivePerson, Inc.	270,564
10,500	@, L	LogMeIn, Inc.	377,790
19,640	@, L	LoopNet, Inc.	232,538
6,440	@	Loral Space & Communications, Inc.	336,168
120,600	@, S	LTX-Credence Corp.	252,054
15,340	@	Manhattan Associates, Inc.	450,229
15,010	@	Mantech International Corp.	594,396
10,930		MAXIMUS, Inc.	673,069
14,570	@	Maxwell Technologies, Inc.	212,868
10,840	@	Measurement Specialties, Inc.	200,323
68,570	@	Mentor Graphics Corp.	724,785
17,910	@, L	Mercury Computer Systems, Inc.	215,457
22,060		Methode Electronics, Inc.	200,305
35,840		Micrel, Inc.	353,382
53,650	@	Microsemi Corp.	920,098
6,070	@	MicroStrategy, Inc.	525,723
65,330	@, S	Microtune, Inc.	189,457
51,390	@, L	Microvision, Inc.	112,544
17,800	@	Mindspeed Technologies, Inc.	138,306
36,480	@, S	MIPS Technologies, Inc.	354,950
33,240	@, L	MKS Instruments, Inc.	597,655
33,240	@	Moduslink Global Solutions, Inc.	211,074
64,530	@	MoneyGram International, Inc.	157,453
21,610	@	Monolithic Power Systems, Inc.	352,891
17,670	@	Monotype Imaging Holdings, Inc.	161,681
93,250	@, S	Move, Inc.	207,948
11,200	L	MTS Systems Corp.	347,200
4,750	@	Multi-Fineline Electronix, Inc.	104,453
4,520	@	NCI, Inc.	85,518
38,810	@	Netezza Corp.	1,045,930
23,520	@, L	Netgear, Inc.	635,275
43,380	@, L	Netlogic Microsystems, Inc.	1,196,420
19,540	@	Netscout Systems, Inc.	400,765
12,400	@, L	NetSuite, Inc.	292,268
37,700	@, S	Network Engines, Inc.	55,042
25,470	@	Newport Corp.	288,830
38,660	@	NIC, Inc.	320,491
22,780	@	Novatel Wireless, Inc.	179,506
4,300	@	NVE Corp.	185,029
30,300		Oclaro, Inc.	485,103
37,690	@	Omnivision Technologies, Inc.	868,378
25,440	@, S	Online Resources Corp.	112,954
10,550	@, L	OpenTable, Inc.	718,244
14,730	@, S	Oplink Communications, Inc.	292,243
9,700		Opnet Technologies, Inc.	176,055
10,260	@	OSI Systems, Inc.	372,643
82,910	@	Parametric Technology Corp.	1,620,061
11,710		Park Electrochemical Corp.	308,441
22,500	@, L	PC-Tel, Inc.	138,150
13,000		Pegasystems, Inc.	403,650
18,980	@	Perficient, Inc.	173,477
24,890	@, L	Pericom Semiconductor Corp.	216,294
21,250	@, S	Photronics, Inc.	112,413
36,260		Plantronics, Inc.	1,224,863
31,570	@, L	Plexus Corp.	926,580
15,010	L	Power Integrations, Inc.	477,168
40,120	@, L	Power-One, Inc.	364,691
82,380	@, L	Powerwave Technologies, Inc.	149,932
31,330	@	Progress Software Corp.	1,037,023
9,920	@	PROS Holdings, Inc.	92,058
127,630	@, S	Quantum Corp.	270,576

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
37,520	@	Quest Software, Inc.	$922,617
9,700	@, L	QuinStreet, Inc.	145,791
73,210	@, L	Rackspace Hosting, Inc.	1,901,996
20,780	@	Radiant Systems, Inc.	355,338
16,060	@, L	Radisys Corp.	151,285
29,300	@, S	RealNetworks, Inc.	95,518
7,260		Renaissance Learning, Inc.	73,979
191,120	@, S	RF Micro Devices, Inc.	1,173,477
15,780	@	RightNow Technologies, Inc.	310,866
6,100	@	Rimage Corp.	100,284
45,230	@, S	Riverbed Technolgoy, Inc.	2,061,583
17,370	@	Rofin-Sinar Technologies, Inc.	440,851
11,190	@	Rogers Corp.	352,261
3,740	@, L	Rosetta Stone, Inc.	79,438
8,630	@, L	Rubicon Technology, Inc.	195,815
17,230	@, L	Rudolph Technologies, Inc.	143,181
35,420	@, S	S1 Corp.	184,538
62,000		Sanmina-SCI Corp.	748,960
62,100	@, L	Sapient Corp.	743,337
24,650	@	SAVVIS, Inc.	519,622
15,930	@, L	Scansource, Inc.	441,898
21,300	@, L	Seachange Intl., Inc.	157,833
38,640	@, L	Semtech Corp.	780,142
30,760	@	ShoreTel, Inc.	152,570
18,800	@	Sigma Designs, Inc.	216,012
26,970	@	Silicon Graphics International Corp.	209,287
42,950	@, S	Silicon Image, Inc.	205,301
37,410	@	Smart Modular Technologies, Inc.	225,582
17,460	@	Smith Micro Software, Inc.	173,552
23,310	@	SolarWinds, Inc.	402,331
19,100	@, L	Sonic Solutions, Inc.	217,358
120,420	@, S	Sonus Networks, Inc.	425,083
18,670	@	Sourcefire, Inc.	538,443
10,300	@	Spectrum Control, Inc.	151,616
27,360	@	SRA International, Inc.	539,539
9,400	@	SS&C Technologies Holdings, Inc.	148,520
15,380	@	Stamps.com, Inc.	199,940
12,830	@, L	Standard Microsystems Corp.	292,652
27,510	@, L	STEC, Inc.	342,500
13,120	@, L	Stratasys, Inc.	363,686
43,160	@	SuccessFactors, Inc.	1,083,748
13,820	@, L	Super Micro Computer, Inc.	143,590
9,620	@	Supertex, Inc.	212,794
35,050	@, S	support.com, Inc.	160,529
14,096	@	Sycamore Networks, Inc.	456,851
22,800	@, S	Symmetricom, Inc.	130,416
22,770	@, L	Synaptics, Inc.	640,748
11,770	@	Synchronoss Technologies, Inc.	209,624
11,650	@, L	SYNNEX Corp.	327,831
9,150		Syntel, Inc.	407,175
42,820	@	Take-Two Interactive Software, Inc.	434,195
24,680	@	Taleo Corp.	715,473
26,180		Technitrol, Inc.	115,454
44,920	@, L	Tekelec	582,163
38,230	@, S	TeleCommunication Systems, Inc.	149,479
19,940	@	TeleTech Holdings, Inc.	295,910
37,880	@, L	Terremark Worldwide, Inc.	391,679
31,160	@	Tessera Technologies, Inc.	576,460
44,470	@, S	THQ, Inc.	178,769
119,800	@	TIBCO Software, Inc.	2,125,180
70,020	@	Tivo, Inc.	634,381
15,770	@	TNS, Inc.	267,302
57,340	@, S	Trident Microsystems, Inc.	98,051
99,480	@	Triquint Semiconductor, Inc.	955,008
49,480	@, L	TTM Technologies, Inc.	484,409
21,240	@	Tyler Technologies, Inc.	428,198
17,170	@	Ultimate Software Group, Inc.	663,449
17,910	@	Ultratech, Inc.	306,261
19,300	@	Unica Corp.	404,914
27,214	@	Unisys Corp.	759,271
49,733		United Online, Inc.	284,473
20,770	@, L	Universal Display Corp.	488,095
83,810	@, L	Utstarcom, Inc.	181,868
54,750	@	Valueclick, Inc.	716,130
18,230	@, L	Vasco Data Security Intl.	118,495
27,210	@, L	Veeco Instruments, Inc.	948,813
61,430	@	Verifone Holdings, Inc.	1,908,630
24,110	@, L	Viasat, Inc.	991,162
18,600	@, L	Virtusa Corp.	180,234
10,110	@	Vocus, Inc.	186,833
15,020	@	Volterra Semiconductor Corp.	323,230
27,770	@, L	Websense, Inc.	492,640
26,620	@	Wright Express Corp.	950,600

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
13,600	@	Xyratex Ltd.	$201,824
92,900	@, L	Zix Corp.	263,836
37,510	@	Zoran Corp.	286,576
13,700	@	Zygo Corp.	134,260
			123,753,621
		Materials: 5.1%
5,840	@	AEP Industries, Inc.	137,941
41,040	@	Allied Nevada Gold Corp.	1,087,560
8,320	@, S	AM Castle & Co.	110,240
17,460	L	Amcol International Corp.	457,277
15,100		American Vanguard Corp.	93,318
17,170		Arch Chemicals, Inc.	602,495
12,310		Balchem Corp.	379,887
41,970	@	Boise, Inc.	272,385
14,570	@	Brush Engineered Materials, Inc.	414,371
25,680		Buckeye Technologies, Inc.	377,753
33,580	@	Calgon Carbon Corp.	486,910
48,880	@	Century Aluminum Co.	643,750
8,458	@	Clearwater Paper Corp.	643,485
58,180	@, L	Coeur d’Alene Mines Corp.	1,158,946
6,480	L	Deltic Timber Corp.	290,304
55,780	@, L	Ferro Corp.	719,004
48,390	@, S	General Moly, Inc.	177,107
20,500	@	Georgia Gulf Corp.	334,970
22,010		Glatfelter	267,642
37,700	@	Globe Specialty Metals, Inc.	529,308
202,800	@, S	Golden Star Resources Ltd.	1,001,832
11,700	@	Graham Packaging Co., Inc.	138,294
75,580	@, S	Graphic Packaging Holding Co.	252,437
6,510		Hawkins, Inc.	230,584
8,340	L	Haynes International, Inc.	291,233
30,290		HB Fuller Co.	601,862
37,970	@, S	Headwaters, Inc.	136,692
165,000	@, L	Hecla Mining Co.	1,042,800
32,520	@, L	Horsehead Holding Corp.	320,972
12,650	L	Innophos Holdings, Inc.	418,715
62,800	@, L	Jaguar Mining, Inc.	408,200
9,280	L	Kaiser Aluminum Corp.	397,091
22,900	@	KapStone Paper and Packaging Corp.	278,006
5,100		KMG Chemicals, Inc.	71,859
12,230	L	Koppers Holdings, Inc.	328,620
6,400	@	Kraton Performance Polymers, Inc.	173,760
27,770	@	Landec Corp.	172,452
78,230	@	Louisiana-Pacific Corp.	592,201
11,570	@	LSB Industries, Inc.	214,855
9,100	@	Metals USA Holdings Corp.	118,118
13,430		Minerals Technologies, Inc.	791,296
12,400	@	Molycorp, Inc.	351,230
19,490		Myers Industries, Inc.	167,419
10,140		Neenah Paper, Inc.	154,128
6,030		NewMarket Corp.	685,490
13,900	@	Noranda Aluminum Holding Corp.	114,258
56,740		Olin Corp.	1,143,878
6,430		Olympic Steel, Inc.	147,826
20,100	@	OM Group, Inc.	605,412
26,220	@	Omnova Solutions, Inc.	188,522
61,850	@	PolyOne Corp.	747,767
4,250		Quaker Chemical Corp.	138,380
27,790		Rock-Tenn Co.	1,384,220
33,170	@	Rockwood Holdings, Inc.	1,043,860
20,080	@, L	RTI International Metals, Inc.	614,850
20,814		Schulman A, Inc.	419,402
11,760	L	Schweitzer-Mauduit International, Inc.	685,726
36,670		Sensient Technologies Corp.	1,118,068
38,860		Silgan Holdings, Inc.	1,231,862
84,360	@	Solutia, Inc.	1,351,447
21,750	@, L	Spartech Corp.	178,568
4,690		Stepan Co.	277,226
35,090	@, L	Stillwater Mining Co	590,916
17,100	@, L	STR Holdings, Inc.	368,334
14,430		Texas Industries, Inc.	454,834
107,800	@	Thompson Creek Metals Co., Inc.	1,162,084
5,100	@, L	Universal Stainless & Alloy	125,256
51,170	@	US Gold Corp.	254,315
27,010	@, L	Wausau Paper Corp.	223,913
12,320		Westlake Chemical Corp.	368,738
37,500		Worthington Industries	563,625
50,360	@	WR Grace & Co.	1,407,058
14,660		Zep, Inc.	255,670
16,870	@	Zoltek Cos., Inc.	163,976
			35,854,790
		Telecommunication Services: 0.9%
16,330	@, L	AboveNet, Inc.	850,630

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Telecommunication Services (continued)
42,490		Alaska Communications Systems Group, Inc.	$431,274
5,450		Atlantic Tele-Network, Inc.	268,358
11,640	@	Cbeyond, Inc.	149,341
146,940	@, S	Cincinnati Bell, Inc.	392,330
31,000	@, S	Cogent Communications Group, Inc.	293,570
15,910		Consolidated Communications Holdings, Inc.	297,040
27,520	@, S	General Communication, Inc.	274,374
17,940	@	Global Crossing Ltd.	230,708
70,000	@, L	Globalstar, Inc.	121,800
24,100	@	Iridium Communications, Inc.	205,814
21,940	@	Neutral Tandem, Inc.	262,183
19,720		NTELOS Holdings Corp.	333,662
89,790	@, S	PAETEC Holding Corp.	369,037
35,870	@, L	Premier Global Services, Inc.	253,960
13,000	L	Shenandoah Telecom Co.	236,210
51,630	@	Syniverse Holdings, Inc.	1,170,452
13,330		USA Mobility, Inc.	213,680
76,400	@, S	Vonage Holdings Corp.	194,820
			6,549,243
		Utilities: 3.2%
18,980	L	Allete, Inc.	691,441
11,550		American States Water Co.	413,259
34,880		Avista Corp.	728,294
28,350		Black Hills Corp.	884,520
9,800	@, L	Cadiz, Inc.	100,548
12,790		California Water Service Group	472,591
10,460		Central Vermont Public Service Corp.	210,978
9,590		CH Energy Group, Inc.	423,494
3,980		Chesapeake Utilities Corp.	144,156
44,690		Cleco Corp.	1,323,718
3,700		Connecticut Water Service, Inc.	88,615
9,940	@	Consolidated Water Co., Ltd.	94,231
62,000	@, S	Dynegy, Inc.	301,940
29,240	@	El Paso Electric Co.	695,327
26,990		Empire District Electric Co.	543,849
34,000		Idacorp, Inc.	1,221,280
16,600		Laclede Group, Inc.	571,372
14,660	L	MGE Energy, Inc.	580,389
7,260	S, L	Middlesex Water Co.	122,258
29,670		New Jersey Resources Corp.	1,163,657
31,900		Nicor, Inc.	1,461,658
19,200		Northwest Natural Gas Co.	911,040
24,850	L	NorthWestern Corp.	708,225
21,000		Otter Tail Corp.	428,190
51,250		Piedmont Natural Gas Co.	1,486,250
54,570		PNM Resources, Inc.	621,552
53,230		Portland General Electric Co.	1,079,504
9,230		SJW Corp.	227,335
21,590		South Jersey Industries, Inc.	1,068,057
33,270	L	Southwest Gas Corp.	1,117,539
28,470		UIL Holdings Corp.	801,715
20,330		Unisource Energy Corp.	679,632
6,400	L	Unitil Corp.	140,480
35,420		WGL Holdings, Inc.	1,338,168
6,200		York Water Co.	99,386
			22,944,648
		Total Common Stock
		(Cost $541,748,412)	616,744,437
REAL ESTATE INVESTMENT TRUSTS: 6.7%
		Financials: 6.7%
23,996	S	Acadia Realty Trust	455,924
4,700		Agree Realty Corp.	118,675
1,450	L	Alexander’s, Inc.	457,881
37,719		American Campus Communities, Inc.	1,148,166
20,380	L	American Capital Agency Corp.	541,497
78,580	S	Anworth Mortgage Asset Corp.	560,275
6,600		Apollo Commercial Real Estate Finance, Inc.	106,062
23,710	@	Ashford Hospitality Trust, Inc.	214,576
21,980		Associated Estates Realty Corp.	307,280
81,390		BioMed Realty Trust, Inc.	1,458,509
34,530	S	Capital Lease Funding, Inc.	193,023
43,340		Capstead Mortgage Corp.	471,106
96,870		CBL & Associates Properties, Inc.	1,265,122
31,370		Cedar Shopping Centers, Inc.	190,730
30,750		Cogdell Spencer, Inc.	194,340
43,490		Colonial Properties Trust	704,103
9,000		Colony Financial, Inc.	166,320
54,461		Cousins Properties, Inc.	388,852
8,500		CreXus Investment Corp.	102,255
9,850		Cypress Sharpridge Investments, Inc.	131,498
127,490	S	DCT Industrial Trust, Inc.	610,677

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
105,895	L	DiamondRock Hospitality Co.	$1,004,944
25,630		DuPont Fabros Technology, Inc.	644,595
7,650		Dynex Capital, Inc.	82,467
21,520	S	EastGroup Properties, Inc.	804,418
35,310	S	Education Realty Trust, Inc.	252,467
33,210		Entertainment Properties Trust	1,434,008
18,130		Equity Lifestyle Properties, Inc.	987,722
23,270		Equity One, Inc.	392,798
11,800		Excel Trust, Inc.	132,986
56,450		Extra Space Storage, Inc.	905,458
37,720	@	FelCor Lodging Trust, Inc.	173,512
35,610	@, S	First Industrial Realty Trust, Inc.	180,543
23,370		First Potomac Realty Trust	350,550
38,670		Franklin Street Properties Corp.	480,281
13,220		Getty Realty Corp.	354,693
7,690		Gladstone Commercial Corp.	131,960
36,920	S	Glimcher Realty Trust	227,058
14,600		Government Properties Income Trust	389,820
22,740		Hatteras Financial Corp.	647,408
38,830		Healthcare Realty Trust, Inc.	908,234
57,800	S	Hersha Hospitality Trust	299,404
49,600	S	Highwoods Properties, Inc.	1,610,512
27,350		Home Properties, Inc.	1,446,815
50,000		Inland Real Estate Corp.	415,500
17,750		Invesco Mortgage Capital, Inc.	381,980
50,800		Investors Real Estate Trust	425,704
64,710	@, S	iStar Financial, Inc.	198,013
37,530		Kilroy Realty Corp.	1,243,744
38,800	S	Kite Realty Group Trust	172,272
45,900		LaSalle Hotel Properties	1,073,601
58,435	S	Lexington Realty Trust	418,395
15,820		LTC Properties, Inc.	403,726
68,980		Medical Properties Trust, Inc.	699,457
208,420	S	MFA Mortgage Investments, Inc.	1,590,245
20,220		Mid-America Apartment Communities, Inc.	1,178,422
16,010		National Health Investors, Inc.	705,401
57,220	S	National Retail Properties, Inc.	1,436,794
46,488	L	Northstar Realty Finance Corp.	173,865
63,880		Omega Healthcare Investors, Inc.	1,434,106
5,700		One Liberty Properties, Inc.	90,687
8,590	L	Parkway Properties, Inc.	127,132
14,600	@	Pebblebrook Hotel Trust	262,946
34,180		Pennsylvania Real Estate Investment Trust	405,375
10,200		Pennymac Mortgage Investment Trust	182,478
38,020		Post Properties, Inc.	1,061,518
27,510		Potlatch Corp.	935,340
10,990		PS Business Parks, Inc.	621,704
66,950	@, S	RAIT Investment Trust	110,468
18,490		Ramco-Gershenson Properties	198,028
56,480		Redwood Trust, Inc.	816,701
24,550	S	Resource Capital Corp.	155,893
3,470		Saul Centers, Inc.	145,567
17,440		Sovran Self Storage, Inc.	660,976
31,850		Starwood Property Trust, Inc.	632,860
95,020	@, S	Strategic Hotel Capital, Inc.	402,885
14,340		Sun Communities, Inc.	440,238
62,914	@	Sunstone Hotel Investors, Inc.	570,630
28,300		Tanger Factory Outlet Centers, Inc.	1,334,062
11,100	L	UMH Properties, Inc.	119,214
6,540		Universal Health Realty Income Trust	225,041
14,240		Urstadt Biddle Properties, Inc.	257,459
57,750		U-Store-It Trust	482,213
17,840		Walter Investment Management Corp.	312,022
41,540		Washington Real Estate Investment Trust	1,318,064
9,950		Winthrop Realty Trust	122,982
		Total Real Estate Investment Trusts
		(Cost $42,075,697)	47,573,232
MUTUAL FUNDS: 0.0%
		Closed-End Funds: 0.0%
8,870	L	Kayne Anderson Energy Development Co.	142,364
		Total Mutual Funds
		(Cost $125,680)	142,364
		Total Long-Term Investments
		(Cost $583,949,789)	664,460,033
SHORT-TERM INVESTMENTS: 14.8%
		Money Market: 5.9%
42,236,000		ING Institutional Prime Money Market Fund - Class I	42,236,000
		Total Money Market
		(Cost $42,236,000)	42,236,000

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Securities Lending Collateral(cc): 8.9%
62,494,532		BNY Mellon Overnight Government Fund (1)		$62,494,532
502,326	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		401,860
		Total Securities Lending Collateral
		(Cost $62,996,858)		62,896,392
		Total Short-Term Investments
		(Cost $105,232,858)		105,132,392
		Total Investments in Securities
		(Cost $689,182,647)*	108.5%	$769,592,425
		Other Assets and Liabilities - Net	(8.5)	(60,039,018)
		Net Assets	100.0%	$709,553,407

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $691,799,820.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$118,238,542
		Gross Unrealized Depreciation		(40,445,937)
		Net Unrealized Appreciation		$77,792,605

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$616,744,437	$—	$—	$616,744,437
Real Estate Investment Trusts	47,573,232	—	—	47,573,232
Mutual Funds	142,364	—	—	142,364
Short-Term Investments	104,730,532	—	401,860	105,132,392
Total Investments, at value	$769,190,565	$—	$401,860	$769,592,425
Other Financial Instruments+:
Futures	1,469,086	—	—	1,469,086
Total Assets	$770,659,651	$—	$401,860	$771,061,511

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$401,860	$—	$—	$—	$—	$—	$—	$—	$401,860
Total Investments, at value	$401,860	$—	$—	$—	$—	$—	$—	$—	$401,860

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Russell™ Small Cap Index Portfolio Open Futures Contracts on September 30, 2010:

	Number of		Notional	Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
Russell 2000® Mini Index	342	12/17/10	$23,067,900	$1,469,086
			$23,067,900	$1,469,086

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 90.4%
		Consumer Discretionary: 14.4%
152,137		Arbitron, Inc.	$4,255,272
101,700	@	Bally Technologies, Inc.	3,554,415
361,400	L	Callaway Golf Co.	2,529,800
335,740	@	Collective Brands, Inc.	5,418,844
248,600		Cooper Tire & Rubber Co.	4,880,018
235,200	@	Dress Barn, Inc.	5,586,000
44,000	@	Fossil, Inc.	2,366,760
139,462	@	Gildan Activewear, Inc.	3,917,488
196,000	@	Jack in the Box, Inc.	4,202,240
94,819	@	Jo-Ann Stores, Inc.	4,224,186
106,200	@	Life Time Fitness, Inc.	4,191,714
444,949	@	OfficeMax, Inc.	5,824,382
196,600	@	Papa John’s International, Inc.	5,186,308
148,674		Pool Corp.	2,983,887
269,800		Regis Corp.	5,161,274
369,800	@	Ruby Tuesday, Inc.	4,389,526
26,500		Sotheby’s	975,730
188,300	@	Wet Seal, Inc.	638,337
201,700		Wolverine World Wide, Inc.	5,851,317
150,400		Wyndham Worldwide Corp.	4,131,488
			80,268,986
		Consumer Staples: 1.5%
78,100	L	Casey’s General Stores, Inc.	3,260,675
112,700		Flowers Foods, Inc.	2,799,468
163,500		Spartan Stores, Inc.	2,370,750
			8,430,893
		Energy: 5.4%
131,400	@	Bill Barrett Corp.	4,730,400
219,515	@	Carrizo Oil & Gas, Inc.	5,255,189
91,900	@	Dril-Quip, Inc.	5,707,909
311,600		Frontier Oil Corp.	4,175,440
341,300	@	McMoRan Exploration Co.	5,873,774
113,700	@	Unit Corp.	4,239,873
			29,982,585
		Financials: 13.7%
461,010		Boston Private Financial Holdings, Inc.	3,015,005
96,013		Cash America International, Inc.	3,360,455
187,337		Columbia Banking System, Inc.	3,681,172
187,982		Delphi Financial Group	4,697,670
262,372		First Midwest Bancorp., Inc.	3,025,149
319,354		FirstMerit Corp.	5,850,565
294,912		Flushing Financial Corp.	3,409,183
45,638		Greenhill & Co., Inc.	3,620,006
95,000		IBERIABANK Corp.	4,748,100
131,130		KBW, Inc.	3,356,928
388,980		Northwest Bancshares, Inc.	4,352,686
272,317		Old National Bancorp.	2,859,329
144,800	@	Piper Jaffray Cos.	4,218,024
67,900		Platinum Underwriters Holdings Ltd.	2,955,008
77,718	@	ProAssurance Corp.	4,475,780
141,818		Prosperity Bancshares, Inc.	4,604,830
274,129	L	Provident Financial Services, Inc.	3,388,234
382,777		Radian Group, Inc.	2,993,316
112,611	@	Stifel Financial Corp.	5,212,763
37,700	@	SVB Financial Group	1,595,464
80,141		Westfield Financial, Inc.	625,100
			76,044,767
		Health Care: 10.6%
38,391	@	Acorda Therapeutics, Inc.	1,267,671
111,416	@	AMERIGROUP Corp.	4,731,838
152,000	@	Amsurg Corp.	2,656,960
22,800	@	Cubist Pharmaceuticals, Inc.	533,292
79,900	@	Greatbatch, Inc.	1,852,881
78,100	@	Haemonetics Corp.	4,571,193
327,542	@	Healthsouth Corp.	6,288,806
50,925	@	Human Genome Sciences, Inc.	1,517,056
120,140	@	Medicines Co.	1,705,988
77,000	@	Mednax, Inc.	4,104,100
187,255		Meridian Bioscience, Inc.	4,097,139
150,152	@	Nektar Therapeutics	2,217,745
102,300	@	Onyx Pharmaceuticals, Inc.	2,698,674
150,900		Owens & Minor, Inc.	4,294,614
216,700	@	PSS World Medical, Inc.	4,633,046
49,600	@	Salix Pharmaceuticals Ltd.	1,970,112
72,800	@	Savient Pharmaceuticals, Inc.	1,664,936
108,352		Steris Corp.	3,599,453

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
116,100		Universal Health Services, Inc.	$4,511,646
			58,917,150
		Industrials: 17.0%
250,883		Actuant Corp.	5,760,274
89,900	@, L	Allegiant Travel Co.	3,804,568
109,711	@	Atlas Air Worldwide Holdings, Inc.	5,518,463
245,100		Barnes Group, Inc.	4,311,309
167,200		Brady Corp.	4,877,224
54,839	@	Clean Harbors, Inc.	3,715,342
82,400		Gardner Denver, Inc.	4,423,232
292,100		Heartland Express, Inc.	4,343,527
138,900	@	HUB Group, Inc.	4,064,214
111,142	@	Kirby Corp.	4,452,349
144,169	@	Mobile Mini, Inc.	2,211,552
128,097	@	Moog, Inc.	4,548,724
58,800		Nordson Corp.	4,332,972
170,709	@	Orbital Sciences Corp.	2,611,848
73,400		Regal-Beloit Corp.	4,307,846
228,200	L	Resources Connection, Inc.	3,140,032
116,200	@	Teledyne Technologies, Inc.	4,627,084
137,000	@	Tetra Tech, Inc.	2,872,890
55,700		Toro Co.	3,132,011
156,148	@	TrueBlue, Inc.	2,131,420
100,793	@	Waste Connections, Inc.	3,997,450
99,300		Watsco, Inc.	5,529,024
177,700		Watts Water Technologies, Inc.	6,050,685
			94,764,040
		Information Technology: 17.2%
37,700	@	Acme Packet, Inc.	1,430,338
361,522	@	Advanced Energy Industries, Inc.	4,721,477
97,200	@	Anixter International, Inc.	5,247,828
93,809	@	Ansys, Inc.	3,963,430
243,600	@	Arris Group, Inc.	2,379,972
27,800	@	Blackboard, Inc.	1,001,912
163,699	@	Blue Coat Systems, Inc.	3,938,598
90,800	@	CACI International, Inc.	4,109,608
147,600	@	FEI Co.	2,888,532
62,354	@	Flir Systems, Inc.	1,602,498
226,400	@	Formfactor, Inc.	1,947,040
68,000	@	Informatica Corp.	2,611,880
218,500	@, L	Intermec, Inc.	2,678,810
221,500	@	JDA Software Group, Inc.	5,617,240
413,222	@	Mentor Graphics Corp.	4,367,757
86,200	@	Micros Systems, Inc.	3,648,846
163,700	@	MKS Instruments, Inc.	2,943,326
248,800	@	ON Semiconductor Corp.	1,793,848
257,500	@	Parametric Technology Corp.	5,031,550
162,452	@	Plexus Corp.	4,767,966
169,537	@	Polycom, Inc.	4,624,969
78,200		Power Integrations, Inc.	2,485,978
120,900	@	Progress Software Corp.	4,001,790
242,300	@	QLogic Corp.	4,274,172
161,000	@	Quest Software, Inc.	3,958,990
107,600	@	Sourcefire, Inc.	3,103,184
290,811	L	Tellabs, Inc.	2,166,542
264,683	@	THQ, Inc.	1,064,026
432,842	@	Verigy Ltd.	3,519,005
			95,891,112
		Materials: 5.2%
80,200		Albemarle Corp.	3,754,162
287,900		Commercial Metals Co.	4,171,671
214,000	L	HB Fuller Co.	4,252,180
80,000		Minerals Technologies, Inc.	4,713,600
184,100		RPM International, Inc.	3,667,272
186,900		Silgan Holdings, Inc.	5,924,730
147,226		Worthington Industries	2,212,807
			28,696,422
		Telecommunication Services: 1.4%
168,360		Alaska Communications Systems Group, Inc.	1,708,854
134,533		NTELOS Holdings Corp.	2,276,298
95,900	@	SBA Communications Corp.	3,864,770
			7,849,922
		Utilities: 4.0%
64,120		Black Hills Corp.	2,000,544
186,000		Cleco Corp.	5,509,320
173,897	@	El Paso Electric Co.	4,135,271
73,818		Idacorp, Inc.	2,651,543
262,600		Portland General Electric Co.	5,325,528
67,559		WGL Holdings, Inc.	2,552,379
			22,174,585
		Total Common Stock
		(Cost $435,301,433)	503,020,462

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 5.5%
		Financials: 5.5%
540,124		DiamondRock Hospitality Co.		$5,125,777
181,100		DuPont Fabros Technology, Inc.		4,554,665
105,700		Entertainment Properties Trust		4,564,126
466,143		MFA Mortgage Investments, Inc.		3,556,671
23,600		Mid-America Apartment Communities, Inc.		1,375,408
178,072		National Retail Properties, Inc.		4,471,388
264,347		Redwood Trust, Inc.		3,822,458
376,040		U-Store-It Trust		3,139,934

		Total Real Estate Investment Trusts
		(Cost $26,162,296)		30,610,427
EXCHANGE-TRADED FUNDS: 1.9%
		Exchange-Traded Funds: 1.9%
136,065	L	iShares Russell 2000 Index Fund		9,180,306
26,784		iShares Russell 2000 Value Index Fund		1,657,930

		Total Exchange-Traded Funds
		(Cost $9,973,972)		10,838,236

		Total Long-Term Investments
		(Cost $471,437,701)		544,469,125
SHORT-TERM INVESTMENTS: 5.1%
		Affiliated Mutual Fund: 2.1%
11,833,000		ING Institutional Prime Money Market Fund - Class I		11,833,000

		Total Mutual Fund
		(Cost $11,833,000)		11,833,000

		Securities Lending Collateral(cc): 3.0%
14,675,305		BNY Mellon Overnight Government Fund (1)		14,675,305
2,114,770	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,691,816
		Total Securities Lending Collateral
		(Cost $16,790,075)		16,367,121
		Total Short-Term Investments
		(Cost $28,623,075)		28,200,121
		Total Investments in Securities
		(Cost $500,060,776)*	102.9%	$572,669,246
		Other Assets and Liabilities - Net	(2.9)	(16,140,028)
		Net Assets	100.0%	$556,529,218

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $520,036,081.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$84,518,271
		Gross Unrealized Depreciation		(31,885,106)
		Net Unrealized Appreciation		$52,633,165

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$503,020,462	$—	$—	$503,020,462
Real Estate Investment Trusts	30,610,427	—	—	30,610,427
Exchange-Traded Funds	10,838,236	—	—	10,838,236
Short-Term Investments	26,508,305	—	1,691,816	28,200,121
Total Investments, at value	$570,977,430	$—	$1,691,816	$572,669,246

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816
Total Investments, at value	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 24.7%
		Consumer Discretionary: 2.4%
$6,260,000		Comcast Corp., 6.300%, due 11/15/17	$7,397,060
4,325,000		Comcast Corp., 6.500%, due 11/15/35	4,850,500
3,900,000		COX Communications, Inc., 5.450%, due 12/15/14	4,415,943
3,755,000		Daimler Finance NA, LLC, 6.500%, due 11/15/13	4,298,142
5,325,000		DirecTV Holdings, LLC, 6.350%, due 03/15/40	5,781,337
4,550,000		Discovery Communications LLC, 5.050%, due 06/01/20	4,961,684
3,350,000		Home Depot, Inc., 5.875%, due 12/16/36	3,583,659
9,000,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	9,510,012
5,550,000		News America, Inc., 6.150%, due 03/01/37	5,996,131
3,200,000		Nordstrom, Inc., 4.750%, due 05/01/20	3,429,997
8,775,000		Time Warner Cable, Inc., 5.850%, due 05/01/17	10,019,234
4,030,000		Time Warner Cable, Inc., 6.550%, due 05/01/37	4,560,118
4,370,000		Time Warner, Inc., 4.875%, due 03/15/20	4,749,902
1,325,000		Time Warner, Inc., 5.875%, due 11/15/16	1,544,901
3,825,000		Time Warner, Inc., 6.500%, due 11/15/36	4,303,779
3,130,000		Wal-Mart Stores, Inc., 5.625%, due 04/01/40	3,559,417
			82,961,816
		Consumer Staples: 1.7%
5,035,000		Altria Group, Inc., 9.950%, due 11/10/38	7,276,889
575,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 01/15/20	650,259
5,600,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	6,530,362
150,000		Clorox Co., 5.450%, due 10/15/12	163,077
1,940,000		CVS Caremark Corp., 6.250%, due 06/01/27	2,217,715
4,815,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	5,565,220
5,315,000		Kraft Foods, Inc., 6.125%, due 02/01/18	6,275,867
7,410,000		Kraft Foods, Inc., 6.500%, due 02/09/40	8,706,987
5,600,000		Lorillard Tobacco Co., 8.125%, due 06/23/19	6,420,366
5,920,000		Safeway, Inc., 3.950%, due 08/15/20	5,965,442
10,000,000		Woolworths Ltd., 2.550%, due 09/22/15	10,148,100
			59,920,284
		Energy: 1.5%
1,310,000		Anadarko Petroleum Corp., 6.200%, due 03/15/40	1,281,345
3,400,000		Apache Corp., 5.100%, due 09/01/40	3,433,701
2,500,000		EnCana Corp., 6.625%, due 08/15/37	2,967,400
6,875,000	#	ENI S.p.A., 4.150%, due 10/01/20	6,980,738
3,300,000		Enterprise Products Operating LLC, 6.125%, due 10/15/39	3,564,508
3,490,000		Hess Corp., 5.600%, due 02/15/41	3,655,021
2,825,000		Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38	3,226,585
5,955,000		Petrobras International Finance Co., 5.750%, due 01/20/20	6,622,228
5,180,000		Shell International Finance BV, 3.100%, due 06/28/15	5,459,378
2,950,000		Suncor Energy, Inc., 6.500%, due 06/15/38	3,397,769
3,965,000		Trans-Canada Pipelines, 7.625%, due 01/15/39	5,305,452
5,285,000		Valero Energy Corp., 6.625%, due 06/15/37	5,324,019
			51,218,144
		Financials: 11.3%
8,455,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14	8,661,860
8,425,000		American Express Co., 7.000%, due 03/19/18	10,162,109
5,200,000		AngloGold Ashanti Holdings PLC, 5.375%, due 04/15/20	5,511,282
4,050,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	4,563,390
210,000		Bank of America Corp., 5.375%, due 06/15/14	226,864
9,870,000		Bank of America Corp., 5.650%, due 05/01/18	10,473,452
13,725,000		Bank of America Corp., 6.500%, due 08/01/16	15,451,317
7,050,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.600%, due 09/11/13	7,097,862
5,905,000		Barclays Bank PLC, 6.750%, due 05/22/19	7,029,123
5,640,000		Berkshire Hathaway Finance Corp., 5.750%, due 01/15/40	6,248,229
4,875,000		Caterpillar Financial Services Corp., 1.900%, due 12/17/12	4,986,384
8,095,000		Citigroup, Inc., 2.125%, due 04/30/12	8,303,390
2,580,000		Citigroup, Inc., 5.000%, due 09/15/14	2,682,083
14,000,000		Citigroup, Inc., 5.500%, due 04/11/13	15,028,678
8,635,000		Citigroup, Inc., 5.875%, due 05/29/37	8,622,678
2,155,000		Citigroup, Inc., 8.125%, due 07/15/39	2,730,872
5,000,000		Credit Suisse First Boston USA, Inc., 5.125%, due 01/15/14	5,506,455
2,500,000		Deutsche Bank AG/London, 5.375%, due 10/12/12	2,721,853
12,195,000		European Investment Bank, 1.750%, due 09/14/12	12,484,631
9,255,000	L	European Investment Bank, 2.375%, due 03/14/14	9,664,256
11,350,000		General Electric Capital Corp., 5.250%, due 10/19/12	12,225,936
9,150,000		General Electric Capital Corp., 6.750%, due 03/15/32	10,202,470
19,195,000		Goldman Sachs Group, Inc., 3.250%, due 06/15/12	20,076,396
13,950,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	14,987,141
9,840,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	10,931,187
4,000,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	4,170,836
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	2,504,539
4,350,000		Hartford Financial Services Group, Inc., 5.375%, due 03/15/17	4,503,485
1,475,000		HSBC Finance Corp., 5.000%, due 06/30/15	1,608,052
4,400,000		HSBC Holdings PLC, 6.500%, due 09/15/37	4,950,876
8,225,000	#	Hyundai Capital America, 3.750%, due 04/06/16	8,277,640

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$1,815,000		J.P. Morgan Chase & Co., 2.125%, due 12/26/12	$1,875,320
9,575,000		J.P. Morgan Chase & Co., 3.400%, due 06/24/15	9,950,800
14,605,000		J.P. Morgan Chase & Co., 5.375%, due 10/01/12	15,810,278
600,000		J.P. Morgan Chase Capital XV, 5.875%, due 03/15/35	587,186
17,585,000		Kreditanstalt fuer Wiederaufbau, 2.000%, due 01/17/12	17,899,420
4,005,000		Lincoln National Corp., 4.300%, due 06/15/15	4,250,619
3,400,000		Merrill Lynch & Co., Inc., 5.450%, due 02/05/13	3,653,412
7,510,000		Merrill Lynch & Co., Inc., 6.220%, due 09/15/26	7,648,432
6,995,000		Metlife, Inc., 6.750%, due 06/01/16	8,360,361
9,650,000		Morgan Stanley, 5.375%, due 10/15/15	10,365,779
11,500,000		Morgan Stanley, 6.625%, due 04/01/18	12,768,554
7,095,000		PNC Funding Corp., 3.625%, due 02/08/15	7,496,648
3,895,000		Prudential Financial, Inc., 3.875%, due 01/14/15	4,095,807
7,100,000		Simon Property Group LP, 5.250%, due 12/01/16	7,947,215
4,375,000		US Bancorp, 2.000%, due 06/14/13	4,481,400
11,275,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, due 06/02/14	13,133,932
14,860,000		Wells Fargo & Co., 3.625%, due 04/15/15	15,773,400
			388,693,889
		Health Care: 0.6%
10,550,000		CareFusion Corp., 4.125%, due 08/01/12	11,043,413
5,675,000		Express Scripts, Inc., 5.250%, due 06/15/12	6,060,838
5,000,000		Medco Health Solutions, Inc., 2.750%, due 09/15/15	5,089,750
			22,194,001
		Industrials: 1.6%
2,774,970		Continental Airlines, Inc., 5.983%, due 04/19/22	2,865,157
7,460,000		Continental Airlines, Inc., 7.250%, due 11/10/19	8,131,400
6,295,000		CRH America, Inc., 5.300%, due 10/15/13	6,761,705
1,385,412		Delta Airlines, Inc., 6.821%, due 08/10/22	1,452,882
4,695,000		Ingersoll-Rand Global Holding Co., Ltd., 6.000%, due 08/15/13	5,266,513
6,220,000		L-3 Communications Corp., 4.750%, due 07/15/20	6,536,486
5,000,000		Republic Airways Holdings, Inc., 5.250%, due 11/15/21	5,548,900
1,438,027		Southwest Airlines Co. 2007-1 Pass-through Trust, 6.150%, due 08/01/22	1,538,689
3,800,000		Stanley Black & Decker, Inc., 5.200%, due 09/01/40	3,819,977
5,895,000		Tyco International Finance S.A., 3.375%, due 10/15/15	6,228,138
5,290,000		Waste Management, Inc., 6.125%, due 11/30/39	5,878,819
			54,028,666
		Information Technology: 0.8%
3,130,000		Cisco Systems, Inc., 5.500%, due 01/15/40	3,453,949
2,670,000	#	Oracle Corp., 5.375%, due 07/15/40	2,882,815
5,855,000		Thermo Fisher Scientific, Inc., 2.150%, due 12/28/12	5,971,942
10,800,000		Xerox Corp., 5.500%, due 05/15/12	11,495,833
2,500,000		Xerox Corp., 6.750%, due 12/15/39	2,977,375
			26,781,914
		Materials: 1.4%
3,880,000		ArcelorMittal, 5.250%, due 08/05/20	3,917,710
7,235,000		ArcelorMittal, 6.125%, due 06/01/18	7,836,793
2,795,000		Barrick Australian Finance Pty Ltd, 5.950%, due 10/15/39	3,182,571
7,355,000		Dow Chemical Co., 8.550%, due 05/15/19	9,301,964
9,310,000		Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	11,244,692
6,000,000		Southern Copper Corp., 5.375%, due 04/16/20	6,382,116
1,955,000		Vale Overseas Ltd., 6.875%, due 11/21/36	2,238,393
2,500,000		Vale Overseas Ltd., 6.875%, due 11/10/39	2,883,200
			46,987,439
		Telecommunication Services: 1.9%
5,000,000		America Movil S.A.B de CV, 5.000%, due 03/30/20	5,423,500
6,070,000		AT&T, Inc., 6.500%, due 09/01/37	7,046,657
1,080,000		British Telecommunications PLC, 9.875%, due 12/15/30	1,507,649
7,095,000		Deutsche Telekom International Finance BV, 5.750%, due 03/23/16	8,194,917
1,710,000		Embarq Corp., 7.082%, due 06/01/16	1,902,738
6,775,000		France Telecom S.A., 4.375%, due 07/08/14	7,475,711
2,220,000		Rogers Cable, Inc., 5.500%, due 03/15/14	2,490,587
2,685,000		Telecom Italia Capital S.A., 5.250%, due 10/01/15	2,900,670
6,510,000		Telefonica Emisiones S.A.U, 2.582%, due 04/26/13	6,634,562
9,725,000		Verizon Communications, Inc., 6.350%, due 04/01/19	11,887,646
2,940,000		Verizon Communications, Inc., 7.750%, due 12/01/30	3,806,541
3,965,000		Vodafone Group PLC, 6.150%, due 02/27/37	4,659,577
			63,930,755
		Utilities: 1.5%
3,025,000		Dominion Resources, Inc., 2.250%, due 09/01/15	3,055,616
5,670,000		Duke Energy Corp., 3.950%, due 09/15/14	6,113,700
5,260,000		Exelon Generation Co. LLC, 5.200%, due 10/01/19	5,862,065
3,225,000		FirstEnergy Solutions Corp., 6.800%, due 08/15/39	3,260,217
3,495,000		FPL Group Capital, Inc., 2.550%, due 11/15/13	3,583,228
3,400,000		Midamerican Energy Holdings Co., 6.125%, due 04/01/36	3,903,057
4,855,000		Oncor Electric Delivery Co., 5.950%, due 09/01/13	5,442,892
3,850,000		Pacific Gas & Electric Co., 3.500%, due 10/01/20	3,820,478
2,160,000		PPL Energy Supply, LLC, 6.300%, due 07/15/13	2,405,756
12,575,000		Southern Co., 2.375%, due 09/15/15	12,705,793
			50,152,802
		Total Corporate Bonds/Notes
		(Cost $794,332,816)	846,869,710

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.7%
		Federal Home Loan Bank: 1.2%
$1,405,000		1.125%, due 05/18/12	$1,420,296
18,225,000		1.875%, due 06/21/13	18,791,962
8,435,000		4.500%, due 11/15/12	9,133,106
3,890,000		4.625%, due 06/12/20	4,458,823
4,710,000	L	5.375%, due 05/18/16	5,629,006
95,000		5.625%, due 06/11/21	117,311
			39,550,504
		Federal Home Loan Mortgage Corporation##: 11.3%
25,050,000		1.375%, due 01/09/13	25,482,012
18,090,000		1.400%, due 07/26/13	18,132,801
25,660,000		1.625%, due 04/15/13	26,258,032
7,930,000	L	3.750%, due 03/27/19	8,638,490
43,300,000	W	4.500%, due 10/15/35	45,038,755
45,622,550		4.500%, due 04/01/23-07/01/40	47,513,716
21,660,000	W	5.000%, due 10/15/34	22,753,159
53,973,809		5.000%, due 03/01/34-03/01/38	57,036,679
190,000		5.400%, due 03/17/21	220,627
12,360,000	W	5.500%, due 10/15/35	13,111,266
51,989,391		5.500%, due 09/01/34-03/01/38	55,465,321
960,166		5.534%, due 05/01/37	1,022,649
370,000		5.550%, due 10/04/16	387,865
11,805,000	W	6.000%, due 10/15/33	12,657,179
28,308,540		6.000%, due 04/01/28-12/01/39	30,394,361
11,104,182		6.500%, due 06/01/36-01/01/39	12,109,267
6,675,000		6.750%, due 03/15/31	9,368,509
			385,590,688
		Federal National Mortgage Association##: 22.8%
4,290,000	L	0.625%, due 09/24/12	4,302,102
10,945,000		1.625%, due 10/26/15	10,953,920
15,070,000		1.800%, due 03/15/13	15,150,293
30,240,000		2.750%, due 03/13/14	32,053,523
3,395,000		3.000%, due 07/28/14	3,457,471
46,525,000	W	4.000%, due 10/15/18-07/25/39	48,149,706
20,998,562		4.000%, due 07/01/13-07/01/25	21,968,334
45,565,000	W	4.500%, due 10/15/18-10/15/35	47,526,838
126,827,159		4.500%, due 09/01/13-05/01/40	132,627,519
39,850,000	W	5.000%, due 10/15/18-10/15/33	41,986,495
122,281,567		5.000%, due 02/01/20-08/01/38	129,437,862
3,680,000		5.125%, due 08/19/24	3,799,648
10,555,000		5.375%, due 06/12/17	12,701,686
52,080,000	W	5.500%, due 10/15/18-10/15/35	55,840,082
92,498,719		5.500%, due 04/01/11-09/01/38	98,853,702
1,448,302		5.832%, due 06/01/37	1,559,479
4,365,000	W	6.000%, due 10/01/39	4,688,966
68,563,552		6.000%, due 06/01/11-11/01/39	73,900,045
9,515,000	W	6.500%, due 10/01/31	10,375,813
27,261,399		6.500%, due 04/01/30-09/01/39	29,795,980
1,270,000		6.625%, due 11/15/30	1,752,665
380,000		7.125%, due 01/15/30	545,161
			781,427,290
		Government National Mortgage Association: 3.4%
33,150,000		4.500%, due 03/20/39	34,921,470
9,635,000	W	5.000%, due 10/15/34	10,259,772
15,472,194		5.000%, due 10/15/37-09/15/39	16,502,231
26,680,000	W	5.500%, due 10/15/38	28,685,162
8,039,963		5.500%, due 09/15/33-11/15/39	8,659,737
17,236,754		6.000%, due 10/15/36-12/15/38	18,736,676
71,445		7.000%, due 12/15/37	79,407
			117,844,455
		Other U.S. Agency Obligations: 0.0%
75,000		Federal Farm Credit Bank, 5.125%, due 08/25/16	89,394
10,000		Tennessee Valley Authority, 6.150%, due 01/15/38	13,066
			102,460
		Total U.S. Government Agency Obligations
		(Cost $1,301,139,294)	1,324,515,397
U.S. TREASURY OBLIGATIONS: 33.0%
		U.S. Treasury Bonds: 0.8%
28,815,000		0.540%, due 08/15/13	28,930,935
			28,930,935
		U.S. Treasury Notes: 32.2%
6,630,000		1.000%, due 07/15/13	6,703,566
65,420,000		1.125%, due 01/15/12	66,104,882
247,700,000		1.375%, due 05/15/12-03/15/13	252,366,744
16,440,000		1.750%, due 11/15/11	16,705,868
121,845,000		1.875%, due 04/30/14	126,366,668
184,460,000		2.375%, due 08/31/14-03/31/16	194,157,273
11,830,000		2.625%, due 02/29/16	12,574,001
17,410,000		2.750%, due 11/30/16	18,500,841
48,530,000		2.750%, due 02/15/19	50,353,660
33,715,000		3.125%, due 04/30/13-05/15/19	35,945,302

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		U.S. Treasury Notes (continued)
$19,500,000		3.250%, due 05/31/16	$21,349,458
25,735,000		3.375%, due 11/15/19	27,727,455
81,920,000		3.500%, due 02/15/18-02/15/39	83,230,161
32,815,000		3.750%, due 11/15/18	36,665,643
12,860,000		4.250%, due 05/15/39	14,139,969
33,540,000		4.375%, due 02/15/38	37,800,620
26,555,000		6.000%, due 02/15/26	35,861,704
21,990,000		6.500%, due 11/15/26	31,325,437
10,275,000		6.875%, due 08/15/25	14,929,256
4,025,000		8.125%, due 08/15/19	5,888,136
8,985,000		8.875%, due 08/15/17	13,065,457
			1,101,762,101
		Total U.S. Treasury Obligations
		(Cost $1,088,909,218)	1,130,693,036
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
1,000,000		Banc of America Commercial Mortgage, Inc., 5.414%, due 09/10/47	1,067,379
1,100,000		Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49	1,156,995
2,240,000		Banc of America Commercial Mortgage, Inc., 5.634%, due 07/10/46	2,428,521
10,000,000		Banc of America Commercial Mortgage, Inc., 5.634%, due 04/10/49	10,390,184
450,000		Banc of America Commercial Mortgage, Inc., 5.837%, due 06/10/49	465,338
9,570,000		Banc of America Commercial Mortgage, Inc., 5.889%, due 07/10/44	10,205,707
6,325,000		Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	6,520,723
4,100,000		Bear Stearns Commercial Mortgage Securities, 5.694%, due 06/11/50	4,433,709
7,700,000		Citigroup Commercial Mortgage Trust, 5.887%, due 12/10/49	8,258,512
3,250,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44	3,519,267
2,500,000		Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	2,603,818
2,000,000		Credit Suisse Mortgage Capital Certificates, 5.311%, due 12/15/39	2,084,226
1,650,000		Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49	1,696,288
1,750,000		Credit Suisse Mortgage Capital Certificates, 5.910%, due 06/15/39	1,748,326
1,400,000		Credit Suisse Mortgage Capital Certificates, 5.998%, due 09/15/39	1,394,970
1,935,464		CW Capital Cobalt Ltd., 5.334%, due 04/15/47	2,057,876
3,170,000		CW Capital Cobalt Ltd., 6.013%, due 05/15/46	3,246,117
3,000,000		GE Capital Commercial Mortgage Corp., 5.515%, due 11/10/45	3,284,119
1,755,000		Greenwich Capital Commercial Funding Corp., 6.080%, due 07/10/38	1,925,796
4,000,000	L	GS Mortgage Securities Corp. II, 6.002%, due 08/10/45	4,188,721
500,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.871%, due 10/15/42	507,317
2,650,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.879%, due 01/12/38	2,843,157
1,155,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,258,154
3,655,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	3,808,165
5,878,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.429%, due 12/12/43	6,270,413
500,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.434%, due 01/15/49	532,176
2,775,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	2,914,001
1,105,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.688%, due 02/12/51	1,206,098
500,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.827%, due 02/15/51	523,668
4,750,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.932%, due 02/12/49	5,215,460
2,000,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 6.062%, due 04/15/45	2,220,316
1,255,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 6.125%, due 02/12/51	1,346,558
4,130,000		LB-UBS Commercial Mortgage Trust, 5.858%, due 07/15/40	4,317,740
41,994		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.773%, due 06/12/46	42,129
410,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.163%, due 08/12/49	444,135
1,000,000		Morgan Stanley Capital I, 5.569%, due 12/15/44	990,462
1,460,000		Morgan Stanley Capital I, 5.814%, due 04/12/49	1,499,408
1,250,000		Wachovia Bank Commercial Mortgage Trust, 5.418%, due 01/15/45	1,351,158
1,500,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	1,493,353

		Total Collateralized Mortgage Obligations
		(Cost $89,984,568)	111,460,460
MUNICIPAL BONDS: 0.2%
		California: 0.1%
2,605,000		State of California, 7.550%, due 04/01/39	2,842,602
			2,842,602
		Illinois: 0.1%
4,400,000		State of Illinois, 4.421%, due 01/01/15	4,589,904
			4,589,904
		Total Municipal Bonds
		(Cost $7,167,379)	7,432,506
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
7,650,000		Mexico Government International Bond, 6.375%, due 01/16/13	8,556,525

		Total Other Bonds
		(Cost $8,092,549)	8,556,525

		Total Long-Term Investments
		(Cost $3,289,625,824)	3,429,527,634

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 15.6%
		Affiliated Mutual Fund: 8.3%
285,086,043		ING Institutional Prime Money Market Fund - Class I		$285,086,043

		Total Mutual Fund
		(Cost $285,086,043)		285,086,043

Principal Amount				Value
		U.S. Treasury Bills: 6.6%
$100,000,000		0.080%, due 10/21/10		$99,992,661
50,000,000		0.170%, due 11/18/10		49,991,646
75,000,000		0.180%, due 12/09/10		74,982,000

		Total U.S. Treasury Bills
		(Cost $224,966,307)		224,966,307

Shares				Value
		Securities Lending Collateral(cc): 0.7%
24,956,113		BNY Mellon Overnight Government Fund (1)		$24,956,113
		Total Securities Lending Collateral
		(Cost $24,956,113)		24,956,113
		Total Short-Term Investments
		(Cost $535,008,463)		535,008,463
		Total Investments in Securities
		(Cost $3,824,634,287)*	115.7%	$3,964,536,097
		Other Assets and Liabilities - Net	(15.7)	(537,699,364)
		Net Assets	100.0%	$3,426,836,733

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $3,827,420,725.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$141,205,508
		Gross Unrealized Depreciation		(4,090,136)
		Net Unrealized Appreciation		$137,115,372

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$846,869,710	$—	$846,869,710
U.S. Government Agency Obligations	—	1,324,515,397	—	1,324,515,397
U.S. Treasury Obligations	—	1,130,693,036	—	1,130,693,036
Collateralized Mortgage Obligations	—	111,460,460	—	111,460,460
Municipal Bonds	—	7,432,506	—	7,432,506
Other Bonds	—	8,556,525	—	8,556,525
Short-Term Investments	310,042,156	224,966,307	—	535,008,463
Total Investments, at value	$366,283,952	$3,598,252,145	$—	$3,964,536,097

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Australia: 9.0%
10,904		AGL Energy Ltd.	$170,404
15,238		Amcor Ltd.	96,041
50,391		AMP Ltd.	248,944
5,305		ASX Ltd.	167,316
68,764		Australia & New Zealand Banking Group Ltd.	1,574,794
30,488		AXA Asia Pacific Holdings Ltd.	151,455
7,807		Bendigo Bank Ltd.	69,031
46,804		BHP Billiton Ltd.	1,784,047
33,648		Brambles Ltd.	204,380
4,223		Caltex Australia Ltd.	49,158
2,732		Coal & Allied Industries Ltd.	275,656
14,381		Coca-Cola Amatil Ltd.	166,781
911		Cochlear Ltd.	61,887
37,321		Commonwealth Bank of Australia	1,847,134
16,323		Crown Ltd.	132,463
51,866		CSR Ltd.	90,261
2,673		Energy Resources of Australia Ltd.	34,403
50,933		Foster’s Group Ltd.	301,348
19,056		Harvey Norman Holdings Ltd.	69,658
45,600		Insurance Australia Group	160,540
6,613		Leighton Holdings Ltd.	211,640
18,532		Lend Lease Corp. Ltd.	136,543
36,800		Macquarie Airports Management Ltd.	104,057
5,228		Macquarie Group Ltd.	183,442
20,799		Metcash Ltd.	87,941
64,659		National Australia Bank Ltd.	1,584,346
5,944		Orica Ltd.	148,295
15,706		Origin Energy Ltd.	241,096
13,561		Platinum Asset Management Ltd.	65,030
28,039		QBE Insurance Group Ltd.	468,267
2,665		Ramsay Health Care Ltd.	39,771
13,408		Santos Ltd.	166,165
10,078		Sonic Healthcare Ltd.	107,169
36,848		Suncorp-Metway Ltd.	321,012
30,189		TABCORP Holdings Ltd.	204,693
72,391		Tattersall’s Ltd.	167,588
624,215		Telstra Corp. Ltd.	1,583,299
18,242		Toll Holdings Ltd.	116,477
23,503		Transurban Group	113,193
26,302		Wesfarmers Ltd.	837,119
92,967		Westpac Banking Corp.	2,091,560
9,622		Woodside Petroleum Ltd.	408,156
29,240		Woolworths Ltd.	814,927
5,134		WorleyParsons Ltd.	110,705
			17,968,192
		Austria: 0.4%
1,347	@	Bank of Austria - Escrow	—
5,725		Oesterreichische Elektrizitaetswirtschafts AG	205,362
4,287		OMV AG	160,602
12,383		Telekom Austria AG	186,705
4,968		Voestalpine AG	183,162
1,401		Wiener Staedtische Allgemeine Versicherung AG	75,448
			811,279
		Belgium: 0.5%
13,571		Belgacom S.A.	529,880
33,377		Fortis	95,700
2,128		Mobistar S.A.	130,338
1,600		Solvay S.A.	170,698
2,312		UCB S.A.	80,125
			1,006,741
		Brazil: 2.2%
62,500		Banco do Brasil S.A.	1,177,970
4,700		Cia de Bebidas das Americas	480,556
7,300		Cia de Concessoes Rodoviarias	187,030
8,764		Cia Energetica de Minas Gerais	104,474
30,800		Cia Siderurgica Nacional S.A.	536,816
21,400		Companhia Brasileira de Meios de Pagamento	184,657
14,000		CPFL Energia S.A.	321,868
3,300		EDP - Energias do Brasil S.A.	70,759
14,200		Light S.A.	181,444
7,100		Natura Cosmeticos S.A.	191,809
18,600		Redecard S.A.	290,433
7,900		Souza Cruz S.A.	399,109

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Brazil (continued)
1,500	@	Tele Norte Leste Participacoes S.A.	$27,739
4,400		Telecomunicacoes de Sao Paulo S.A.	96,738
14,600		Tractebel Energia S.A.	218,310
			4,469,712
		Canada: 4.6%
7,700		ARC Energy Trust	153,790
10,347		Bank of Montreal	598,153
15,800		Bank of Nova Scotia	843,363
600		Baytex Energy Trust	21,734
15,400		BCE, Inc.	501,110
4,300		Bell Aliant Regional Communications Income Fund	108,116
6,000		Bonavista Energy Trust	139,314
10,700		Brookfield Properties Co.	167,119
7,500		Canadian Imperial Bank of Commerce	544,149
11,400		Canadian Oil Sands Trust	282,092
6,600		CI Financial Corp.	133,103
5,600		Cresent Point Energy Corp.	206,333
9,100		EnCana Corp.	274,972
8,100		Enerplus Resources Fund	208,621
600		Fortis, Inc.	18,626
19,450		Great-West Lifeco, Inc.	481,288
16,500		Husky Energy, Inc.	401,234
6,050		IGM Financial, Inc.	245,787
1,900		Inter Pipeline Fund	25,317
2,800		National Bank of Canada	176,697
2,200		Pembina Pipeline Income Fund	43,940
15,001		Pengrowth Energy Trust	165,333
16,113		Penn West Energy Trust	322,918
9,200		Power Corp. of Canada	239,635
13,600		Power Financial Corp.	384,644
6,400		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	239,541
21,056		Royal Bank of Canada	1,096,697
4,000		Shaw Communications, Inc. - Class B	88,094
9,800		Sun Life Financial, Inc.	256,406
3,850		TELUS Corp.	171,078
4,900		Transalta Corp.	104,582
11,324		TransCanada Corp.	420,096
2,000		Vermilion Energy, Inc.	75,070
33,300		Yellow Pages Income Fund	179,300
			9,318,252
		Chile: 0.6%
104,424		AES Gener S.A.	57,866
2,211,900		Banco de Chile	326,994
3,657,785		Banco Santander Chile S.A.	340,329
91,409		Empresa Nacional de Electricidad S.A.	165,372
5,530		Empresa Nacional de Telecom	89,813
412,468		Enersis S.A.	194,444
			1,174,818
		China: 0.4%
1,078,000		Bank of China Ltd.	563,157
44,000		Guangzhou R&F Properties Co., Ltd.	61,497
118,000		Zhejiang Expressway Co., Ltd.	111,087
			735,741
		Czech Republic: 0.6%
12,228		CEZ A/S	546,259
1,000		Komercni Banka A/S	216,885
20,600		Telefonica O2 Czech Republic A/S	441,631
			1,204,775
		Denmark: 0.0%
1,535		TrygVesta A/S	92,177
			92,177
		Finland: 1.3%
22,424		Fortum OYJ	587,309
4,089		Kone OYJ	211,574
79,857		Nokia OYJ	802,242
1,047		OKO Bank	12,766
4,988		Rautaruukki OYJ	103,209
13,276		Sampo OYJ	358,709
5,478		Sanoma-WSOY OYJ	116,002
12,408		UPM-Kymmene OYJ	212,859
2,363		Wartsila OYJ	154,429
			2,559,099
		France: 12.9%
5,217		Accor S.A.	190,729
1,165		Aeroports de Paris	95,106
3,584		Air Liquide	438,344
4,689		Alstom	239,234
49,164		AXA S.A.	861,915
18,388		BNP Paribas	1,312,378
1,644		Bourbon S.A.	67,192

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares		Value
	France (continued)
8,435	Bouygues S.A.	$363,410
11,574	Carrefour S.A.	623,893
2,378	Casino Guichard Perrachon S.A.	217,899
10,421	Cie de Saint-Gobain	465,675
672	Ciments Francais S.A.	60,008
16,355	CNP Assurances	303,749
56,789	Credit Agricole S.A.	889,597
1,117	Eiffage S.A.	53,149
34,416	Electricite de France	1,485,617
2,992	Eutelsat Communications	114,311
144,403	France Telecom S.A.	3,123,207
75,107	Gaz de France	2,695,304
9,149	Groupe Danone	548,326
6,003	Lafarge S.A.	343,622
4,056	Lagardere SCA	158,792
5,174	Legrand S.A.	175,071
8,110	M6-Metropole Television	191,224
1,433	Neopost S.A.	106,730
17,690	PagesJaunes Groupe S.A.	185,553
2,627	PPR	426,205
883	Remy Cointreau S.A.	59,700
32,218	Sanofi-Aventis	2,144,620
3,821	Schneider Electric S.A.	485,428
7,279	Scor S.A.	174,147
4,377	Societe Television Francaise (T.F.1)	68,259
2,569	Sodexho Alliance S.A.	167,023
12,150	Suez Environnement S.A.	224,722
1,176	Technip S.A.	94,762
76,488	Total S.A.	3,952,206
3,169	Vallourec	315,163
14,150	Veolia Environnement	372,853
11,468	Vinci S.A.	576,457
51,752	Vivendi	1,418,436
		25,790,016
	Germany: 4.0%
9,460	Allianz AG	1,068,767
15,309	BASF AG	965,345
2,638	Deutsche Boerse AG	176,030
28,060	Deutsche Post AG	508,805
152,887	Deutsche Telekom AG	2,091,864
46,371	E.ON AG	1,367,549
3,058	Hannover Rueckversicheru - Reg	140,678
4,871	Muenchener Rueckversicherungs AG	674,546
14,516	RWE AG	980,343
		7,973,927
	Greece: 0.5%
16,905	Coca-Cola Hellenic Bottling Co. S.A.	444,871
13,515	Hellenic Petroleum S.A.	101,499
23,193	Hellenic Telecommunications Organization S.A.	166,206
17,795	OPAP S.A.	280,658
6,982	Public Power Corp.	108,521
		1,101,755
	Hong Kong: 2.6%
193,000	BOC Hong Kong Holdings Ltd.	611,143
276,000	China Mobile Ltd.	2,823,459
47,000	CLP Holdings Ltd.	374,701
80,000	Fushan International Energy Group Ltd.	54,066
41,700	Hang Seng Bank Ltd.	612,390
42,500	HongKong Electric Holdings	258,247
53,000	Hutchison Whampoa Ltd.	493,111
20,000	Industrial & Commercial Bank of China (Asia) Ltd.	73,332
		5,300,449
	Hungary: 0.1%
62,284	Magyar Telekom Telecommunications PLC	203,730
		203,730
	Indonesia: 0.2%
22,500	Indo Tambangraya Megah PT	104,991
178,500	International Nickel Indonesia Tbk PT	97,356
289,500	Telekomunikasi Indonesia Tbk PT	298,617
		500,964
	Ireland: 0.1%
9,443	CRH PLC	155,835
		155,835
	Israel: 0.4%
155,870	Bezeq Israeli Telecommunication Corp. Ltd.	387,564
23,791	Israel Chemicals Ltd.	334,101
6,561	Partner Communications	121,216
		842,881
	Italy: 3.8%
91,536	AEM S.p.A.	140,640

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Italy (continued)
12,785		Altantia S.p.A.	$265,397
30,199		Banca Carige S.p.A	70,449
6,823		Banca Popolare di Sondrio Scarl	61,740
11,790		Banche Popolari Unite Scpa	114,527
98,036		Edison S.p.A.	123,299
421,619		Enel S.p.A.	2,253,844
109,888		ENI S.p.A.	2,374,393
10,530		Finmeccanica S.p.A.	125,346
26,546		Hera SpA	50,700
148,477		Intesa Sanpaolo S.p.A.	483,665
3,752		Lottomatica S.p.A.	57,684
29,530		Mediaset S.p.A.	209,800
13,360		Mediolanum S.p.A	59,496
47,787		Parmalat S.p.A	122,781
91,668		Snam Rete Gas S.p.A.	464,944
309,744		Telecom Italia S.p.A.	433,911
52,944		Terna S.p.A	225,201
			7,637,817
		Japan: 1.7%
6,500		Astellas Pharma, Inc.	235,206
13,500		Daiichi Sankyo Co., Ltd.	275,172
1,800		Daito Trust Construction Co., Ltd.	107,541
4,700		Eisai Co., Ltd.	164,458
2,000		Lawson, Inc.	91,511
315,500		Mizuho Financial Group, Inc.	457,654
662		NTT DoCoMo, Inc.	1,105,637
2,700		Oracle Corp. Japan	128,740
1,300		Sankyo Co., Ltd.	68,855
6,100		Showa Shell Sekiyu KK	46,659
14,900		Takeda Pharmaceutical Co., Ltd.	684,995
9,000		TonenGeneral Sekiyu KK	83,420
			3,449,848
		Malaysia: 0.7%
7,900		British American Tobacco Malaysia Bhd	123,983
29,300		Digi.com BHD	230,622
6,600		Petronas Dagangan BHD	23,518
44,900		Petronas Gas BHD	158,285
108,900		PLUS Expressways Bhd	147,061
77,291		Public Bank BHD	314,581
24,300		RHB Capital Berhad	56,907
142,100		Telekom Malaysia BHD	157,468
183,500		YTL Power International	136,145
			1,348,570
		Mexico: 0.3%
6,340		Industrias Penoles S.A.B de CV	153,498
23,600	@	Kimberly-Clark Corp.	151,414
324,400		Telefonos de Mexico S.A.B de CV	242,753
			547,665
		Netherlands: 2.3%
4,135		Akzo Nobel NV	254,976
1,400		Fugro NV	92,163
2,602		Koninklijke Boskalis Westminster NV	109,380
3,216		Koninklijke DSM NV	165,034
13,774		Reed Elsevier NV	173,994
72,915		Royal Dutch Shell PLC - Class B	2,130,237
45,897		Royal KPN NV	711,118
5,022		SBM Offshore NV	95,138
23,905		Unilever NV	715,859
5,839		Wolters Kluwer NV	122,709
			4,570,608
		New Zealand: 0.1%
17,902		Fletcher Building Ltd.	105,852
90,676		Telecom Corp. of New Zealand Ltd.	134,965
			240,817
		Norway: 0.8%
111,213		Marine Harvest	97,191
24,694		Orkla ASA	228,078
56,620		Statoil ASA	1,185,073
			1,510,342
		Philippines: 0.2%
6,910		Globe Telecom, Inc.	139,889
5,610	@	Philippine Long Distance Telephone Co.	334,162
			474,051
		Poland: 0.4%
9,259		KGHM Polska Miedz S.A.	372,458
53,981		Telekomunikacja Polska S.A.	333,579
			706,037
		Portugal: 0.5%
10,875		Banco Espirito Santo S.A.	50,304
17,683		Brisa-Auto Estradas de Portugal S.A.	114,194

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares		Value
	Portugal (continued)
14,247	Cimpor Cimentos de Portugal SG	$91,884
84,905	Energias de Portugal S.A.	291,088
28,978	Portugal Telecom SGPS S.A.	385,482
		932,952
	Russia: 0.4%
10,200	Lukoil-Spon ADR	578,340
5,900	Tatneft GDR	184,678
		763,018
	Singapore: 1.0%
53,000	ComfortDelgro Corp. Ltd.	61,198
39,000	DBS Group Holdings Ltd.	417,243
30,000	Keppel Corp. Ltd.	204,802
8,000	SembCorp Industries Ltd.	26,514
20,000	SembCorp Marine Ltd.	59,762
24,000	Singapore Exchange Ltd.	164,575
39,000	Singapore Press Holdings Ltd.	126,046
75,000	Singapore Technologies Engineering Ltd.	191,474
250,000	Singapore Telecommunications Ltd.	596,646
67,000	StarHub Ltd.	131,575
		1,979,835
	South Africa: 0.6%
24,761	African Bank Investments Ltd.	127,133
6,900	Kumba Iron Ore Ltd.	358,607
17,151	Pretoria Portland Cement Co., Ltd.	78,562
55,870	Redefine Properties Ltd.	64,928
48,078	Sanlam Ltd.	180,976
25,532	Standard Bank Group Ltd.	405,275
		1,215,481
	South Korea: 0.4%
5,370	Kangwon Land, Inc.	116,818
9,310	Korea Exchange Bank	112,710
4,163	KT Corp.	166,658
3,064	KT&G Corp.	182,533
9,610	LG Telecom Ltd.	62,157
1,725	SK Telecom Co., Ltd.	259,215
		900,091
	Spain: 6.5%
13,439	Abertis Infraestructuras S.A.	250,716
1,070	Acciona S.A.	90,517
8,807	ACS Actividades de Construccion y Servicios S.A.	440,073
86,004	Banco Bilbao Vizcaya Argentaria S.A.	1,163,819
32,955	Banco De Sabadell S.A.	165,121
20,975	Banco Espanol de Credito S.A. (Banesto)	211,967
35,441	Banco Popular Espanol S.A.	225,248
240,483	Banco Santander Central Hispano S.A.	3,052,278
8,748	Banco Santander S.A.	110,855
10,504	Bankinter S.A.	73,164
2,186	Cintra Concesiones DE Infrae	20,501
60,779	Corp. Mapfre S.A.	185,306
89,830	Criteria Caixacorp S.A.	472,333
3,869	Ebro Puleva S.A.	77,467
4,548	Enagas	92,361
4,054	Fomento de Construcciones y Contratas S.A.	112,145
30,876	Gas Natural SDG S.A.	461,255
4,562	Grifols S.A.	65,500
144,946	Iberdrola S.A.	1,117,694
1,170	Indra Sistemas S.A.	22,351
1,877	Red Electrica de Espana	88,397
31,013	Repsol YPF S.A.	799,493
144,802	Telefonica S.A.	3,594,153
6,689	Zardoya-Otis S.A.	119,869
		13,012,583
	Sweden: 1.6%
1,561	Hakon Invest AB	28,577
26,824	Hennes & Mauritz AB	973,502
957	Investor AB	18,722
55,255	Nordea Bank AB	577,321
3,160	Ratos AB	109,381
7,319	Securitas AB	79,026
11,362	Skanska AB	208,598
6,443	Svenska Cellulosa AB - B Shares	98,195
12,239	Svenska Handelsbanken AB	402,147
81,732	TeliaSonera AB	662,851
		3,158,320
	Switzerland: 3.3%
1,138	Baloise Holding AG	102,678
475	BKW FMB Energie AG	31,322
20,870	Credit Suisse Group	889,130
619	Geberit AG - Reg	110,294
42,718	Novartis AG	2,458,760

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares		Value
	Switzerland (continued)
10,860	Roche Holding AG - Genusschein	$1,483,824
101	SGS S.A.	163,300
1,261	Swisscom AG	509,152
3,948	Zurich Financial Services AG	925,530
		6,673,990
	Taiwan: 1.7%
97,850	Asia Cement Corp.	99,731
15,900	Asustek Computer, Inc.	113,764
272,228	China Steel Corp.	281,587
254,592	Chunghwa Telecom Co., Ltd.	571,635
103,720	Compal Electronics, Inc.	124,038
110,159	Far EasTone Telecommunications Co., Ltd.	154,422
20,002	High Tech Computer Corp.	454,316
23,114	Lite-On Technology Corp.	29,175
12,000	Nan Ya Printed Circuit Board Corp.	46,478
82,220	Quanta Computer, Inc.	133,378
108,560	Siliconware Precision Industries Co.	114,815
89,000	Taiwan Cement Corp.	95,201
83,000	Taiwan Mobile Co., Ltd.	171,464
513,427	Taiwan Semiconductor Manufacturing Co., Ltd.	1,016,072
		3,406,076
	Thailand: 0.3%
92,900	Advanced Info Service PCL	291,356
57,500	Charoen Pokphand Foods PCL	47,836
193,900	IRPC PCL	26,613
57,200	PTT Aromatics & Refining PCL	51,880
60,600	Thai Oil PCL	105,472
54,300	Total Access Communication PCL	74,712
		597,869
	Turkey: 0.8%
22,510	Ford Otomotiv Sanayi A/S	191,977
10,669	Tupras Turkiye Petrol Rafine	286,872
120,935	Turk Telekomunikasyon AS	544,541
47,560	Turkcell Iletisim Hizmet AS	320,803
60,237	Turkiye Is Bankasi	255,334
		1,599,527
	United Kingdom: 11.2%
26,554	Aberdeen Asset Management PLC	67,019
6,816	Admiral Group PLC	178,620
15,926	Amlin PLC	100,616
14,161	Ashmore Group PLC	74,583
31,809	AstraZeneca PLC	1,614,635
83,271	Aviva PLC	521,981
84,352	BAE Systems PLC	454,235
8,988	Balfour Beatty PLC	37,826
40,597	British American Tobacco PLC	1,516,121
22,946	British Sky Broadcasting PLC	255,004
180,228	Cable & Wireless Communications PLC	161,005
105,045	Centrica PLC	534,016
37,957	Diageo PLC	653,259
15,619	Firstgroup PLC	89,077
124,731	GlaxoSmithKline PLC	2,460,297
11,448	Hargreaves Lansdown PLC	79,070
39,863	Hays PLC	70,841
22,012	Home Retail Group	71,326
272,919	HSBC Holdings PLC	2,760,830
15,582	ICAP PLC	105,659
18,074	Imperial Tobacco Group PLC	539,158
30,890	International Power PLC	188,181
32,131	J Sainsbury PLC	197,421
141,994	Legal & General Group PLC	230,958
90,593	Man Group PLC	312,145
83,865	National Grid PLC	711,361
2,242	Next PLC	78,157
17,672	Pearson PLC	274,039
5,364	Pennon Group PLC	49,055
41,427	Prudential PLC	413,973
10,424	Reckitt Benckiser PLC	574,125
21,071	Reed Elsevier PLC	178,175
10,672	Rexam PLC	51,542
103,175	Royal & Sun Alliance Insurance Group	212,001
7,323	Sage Group PLC	31,815
26,194	Scottish & Southern Energy PLC	460,344
8,169	Severn Trent PLC	168,126
7,507	Smiths Group PLC	143,988
58,790	Standard Life PLC	213,788
17,980	Tate & Lyle PLC	131,931
112,758	Tesco PLC	752,161
20,238	Thomas Cook Group PLC	54,703
22,643	TUI Travel PLC	76,274

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares		Value
	United Kingdom (continued)
20,578	Unilever PLC	$595,594
27,045	United Utilities Group PLC	243,414
1,429,239	Vodafone Group PLC	3,526,431
37,473	WM Morrison Supermarkets PLC	174,279
		22,389,159
	United States: 18.4%
19,900	Abbott Laboratories	1,039,576
2,700	Alliant Energy Corp.	98,145
58,450	Altria Group, Inc.	1,403,969
7,550	Ameren Corp.	214,420
9,700	American Electric Power Co., Inc.	351,431
200	American Water Works Co., Inc.	4,654
500	Ares Capital Corp.	7,825
154,050	AT&T, Inc.	4,405,829
2,600	Avery Dennison Corp.	96,512
37,700	Bristol-Myers Squibb Co.	1,022,047
400	Capitol Federal Financial	9,880
9,400	CenterPoint Energy, Inc.	147,768
7,843	CenturyTel, Inc.	309,485
29,300	Chevron Corp.	2,374,765
4,700	Cincinnati Financial Corp.	135,595
21,300	ConocoPhillips	1,223,259
6,650	Consolidated Edison, Inc.	320,663
5,900	Diamond Offshore Drilling	399,843
11,400	Dominion Resources, Inc.	497,724
2,500	DPL, Inc.	65,325
4,000	DTE Energy Co.	183,720
31,950	Duke Energy Corp.	565,835
6,300	Edison International	216,657
16,950	EI Du Pont de Nemours & Co.	756,309
25,250	Eli Lilly & Co.	922,383
2,400	Entergy Corp.	183,672
12,300	Exelon Corp.	523,734
5,800	Fidelity National Title Group, Inc.	91,118
7,800	FirstEnergy Corp.	300,612
35,976	Frontier Communications Corp.	293,924
3,250	Genuine Parts Co.	144,918
2,100	H&R Block, Inc.	27,195
5,700	HJ Heinz Co.	270,009
5,400	Hudson City Bancorp., Inc.	66,204
2,750	Integrys Energy Group, Inc.	143,165
7,300	Kimberly-Clark Corp.	474,865
25,650	Kraft Foods, Inc.	791,559
4,500	Leggett & Platt, Inc.	102,420
3,700	Lorillard, Inc.	297,147
2,200	M&T Bank Corp.	179,982
8,000	Marsh & McLennan Cos., Inc.	192,960
6,500	Mattel, Inc.	152,490
6,100	Maxim Integrated Products	112,911
15,800	McDonald’s Corp.	1,177,258
4,100	MeadWestvaco Corp.	99,958
44,600	Merck & Co., Inc.	1,641,726
4,400	Microchip Technology, Inc.	138,380
12,850	New York Community Bancorp., Inc.	208,813
5,100	NextEra Energy, Inc.	277,389
8,800	NiSource, Inc.	153,120
600	Northeast Utilities	17,742
1,400	NSTAR	55,090
2,400	NYSE Euronext	68,568
2,100	OGE Energy Corp.	83,727
6,500	Old Republic International Corp.	90,025
2,000	Oneok, Inc.	90,080
6,250	Pacific Gas & Electric Co.	283,875
4,950	Paychex, Inc.	136,076
3,400	People’s United Financial, Inc.	44,506
7,000	Pepco Holdings, Inc.	130,200
138,400	Pfizer, Inc.	2,376,328
39,200	Philip Morris International, Inc.	2,195,984
2,400	Pinnacle West Capital Corp.	99,048
5,500	Pitney Bowes, Inc.	117,590
6,000	PPL Corp.	163,380
7,200	Progress Energy, Inc.	319,824
6,600	Public Service Enterprise Group, Inc.	218,328
50,800	Qwest Communications International, Inc.	318,516
8,800	Reynolds American, Inc.	522,632
6,200	RR Donnelley & Sons Co.	105,152
2,900	SCANA Corp.	116,928
17,150	Southern Co.	638,666
14,300	Southern Copper Corp.	502,216
14,100	Spectra Energy Corp.	317,955

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		United States (continued)
5,700		TECO Energy, Inc.		$98,724
72,600		Verizon Communications, Inc.		2,366,034
6,000		Waste Management, Inc.		214,440
19,950		Windstream Corp.		245,186
9,650		Xcel Energy, Inc.		221,661
				36,977,629
		Total Common Stock
		(Cost $188,043,590)		195,302,628
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Canada: 0.1%
9,348		RioCan Real Estate Investment Trust		208,238
				208,238
		France: 0.2%
1,404		ICADE		147,540
5,067		Klepierre		195,466
				343,006
		United Kingdom: 0.1%
15,732		British Land Co. PLC		115,039
28,562		Segro PLC		122,715
				237,754
		United States: 1.0%
3,000		AMB Property Corp.		79,410
1,700		AvalonBay Communities, Inc.		176,681
9,100		Duke Realty Corp.		105,469
1,200		Federal Realty Investment Trust		97,992
7,700		HCP, Inc.		277,046
3,300		Health Care Real Estate Investment Trust, Inc.		156,222
3,600		Liberty Property Trust		114,840
900		Macerich Co.		38,655
100		Mack-Cali Realty Corp.		3,271
2,800		Nationwide Health Properties, Inc.		108,276
3,800		Plum Creek Timber Co., Inc.		134,140
14,700		Prologis		173,166
2,300		Rayonier, Inc.		115,276
3,000		Realty Income Corp.		101,160
2,200		Regency Centers Corp.		86,834
3,900		Senior Housing Properties Trust		91,650
3,600		Ventas, Inc.		185,652
				2,045,740
		Total Real Estate Investment Trusts
		(Cost $2,365,577)		2,834,738
EXCHANGE-TRADED FUNDS: 0.5%
		Developed Markets: 0.3%
11,600		iShares MSCI EAFE Index Fund		637,072
				637,072
		Emerging Markets: 0.1%
2,400		iShares MSCI Emerging Markets Index Fund		107,448
				107,448
		United States: 0.1%
4,400		iShares S&P 500 Value Index Fund		238,700
				238,700
		Total Exchange-Traded Funds
		(Cost $947,243)		983,220
WARRANTS: 0.0%
		France: 0.0%
6,355		Etablissements Maurel et Prom		1,369
2,067		Fonciere Des Regions		2,790
				4,159
		Italy: 0.0%
26,581		Mediobanca S.p.A.		888
				888
		Total Warrants
		(Cost $1,226)		5,047
		Total Investments in Securities
		(Cost $191,357,636)*	99.3%	$199,125,633
		Other Assets and Liabilities - Net	0.7	1,325,836
		Net Assets	100.0%	$200,451,469

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	*	Cost for federal income tax purposes is $194,635,872.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,318,708
		Gross Unrealized Depreciation		(15,828,947)
		Net Unrealized Appreciation		$4,489,761

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	4.4%
Consumer Staples	8.9
Energy	10.4
Financials	22.9
Health Care	9.4
Industrials	4.8
Information Technology	2.0
Materials	4.6
Telecommunication Services	18.6
Utilities	12.8
Other Long-Term Investments	0.5
Other Assets and Liabilities - Net	0.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$195,302,628	$—	$—	$195,302,628
Real Estate Investment Trusts	2,834,738	—	—	2,834,738
Exchange-Traded Funds	983,220	—	—	983,220
Warrants	5,047	—	—	5,047
Total Investments, at value	$199,125,633	$—	$—	$199,125,633

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 26, 2010